UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

250 West 34th Street, 3rd Floor

New York, NY 10119

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

WisdomTree Asia Defense Fund

Ticker: WDAF

Principal Listing Exchange: The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Asia Defense Fund (the "Fund") for the period of September 12, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Asia Defense Fund	$2	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 9/12/25. Actual expenses are calculated using a 19/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

Key Fund Statistics

  Total Net Assets$10,119,873
  # of Portfolio Holdings47
  Portfolio Turnover Rate2%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Hanwha Aerospace Co. Ltd.	8.0%
Bharat Electronics Ltd.	7.3%
Hindustan Aeronautics Ltd.	7.2%
Mazagon Dock Shipbuilders Ltd.	7.0%
LIG Nex1 Co. Ltd.	5.6%
Hanwha Systems Co. Ltd.	5.4%
Korea Aerospace Industries Ltd.	5.3%
Bharat Dynamics Ltd.	4.2%
Mitsubishi Heavy Industries Ltd.	4.2%
Singapore Technologies Engineering Ltd.	4.2%

Sector Breakdown (% of Net Assets)

Industrials	93.2%
Materials	5.1%
Information Technology	1.5%
Consumer Discretionary	0.2%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Asia Defense Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: WDAF

WDAF - 092025

WisdomTree China ex-State-Owned Enterprises Fund

Ticker: CXSE

Principal Listing Exchange: The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree China ex-State-Owned Enterprises Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree China ex-State-Owned Enterprises Fund	$19	0.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$552,014,568
  # of Portfolio Holdings203
  Portfolio Turnover Rate5%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Alibaba Group Holding Ltd.	12.5%
Tencent Holdings Ltd.	10.6%
Contemporary Amperex Technology Co. Ltd.	4.3%
PDD Holdings, Inc.	2.9%
Ping An Insurance Group Co. of China Ltd.	2.2%
NetEase, Inc.	1.8%
Meituan	1.9%
Zhongji Innolight Co. Ltd.	1.6%
BYD Co. Ltd.	1.4%
Baidu, Inc.	1.4%

Sector Breakdown (% of Net Assets)

Consumer Discretionary	27.0%
Communication Services	18.8%
Information Technology	13.3%
Health Care	12.8%
Industrials	12.1%
Financials	6.2%
Consumer Staples	5.5%
Materials	2.8%
Real Estate	1.1%
Other Sectors	0.4%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree China ex-State-Owned Enterprises Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: CXSE

CXSE - 092025

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund

Ticker: XSOE

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	$18	0.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$2,069,327,979
  # of Portfolio Holdings766
  Portfolio Turnover Rate2%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	11.8%
Tencent Holdings Ltd.	4.9%
Alibaba Group Holding Ltd.	3.8%
Samsung Electronics Co. Ltd.	3.4%
Al Rajhi Bank	1.8%
HDFC Bank Ltd.	1.7%
SK Hynix, Inc.	1.5%
Reliance Industries Ltd.	1.4%
MercadoLibre, Inc.	1.4%
ICICI Bank Ltd.	1.0%

Sector Breakdown (% of Net Assets)

Information Technology	29.1%
Financials	16.7%
Consumer Discretionary	15.5%
Communication Services	9.6%
Industrials	8.5%
Materials	6.0%
Health Care	5.3%
Consumer Staples	4.9%
Energy	2.1%
Other Sectors	2.7%
Other Assets and Liabilities, Net	(0.4)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: XSOE

XSOE - 092025

WisdomTree Emerging Markets High Dividend Fund

Ticker: DEM

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Emerging Markets High Dividend Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets High Dividend Fund	$34	0.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$3,219,029,340
  # of Portfolio Holdings490
  Portfolio Turnover Rate2%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

China Construction Bank Corp.	4.5%
Vale SA	3.6%
MediaTek, Inc.	2.7%
Saudi Arabian Oil Co.	2.2%
Industrial & Commercial Bank of China Ltd.	2.2%
Petroleo Brasileiro SA - Petrobras	2.2%
China Merchants Bank Co. Ltd.	2.0%
Bank of China Ltd.	1.9%
Hyundai Motor Co.	1.1%
China Shenhua Energy Co. Ltd.	1.1%

Sector Breakdown (% of Net Assets)

Financials	26.4%
Energy	12.8%
Materials	11.2%
Information Technology	10.7%
Industrials	9.5%
Consumer Discretionary	6.6%
Consumer Staples	5.8%
Utilities	5.4%
Communication Services	5.1%
Other Sectors	6.0%
Other Assets and Liabilities, Net	0.5%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Emerging Markets High Dividend Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: DEM

DEM - 092025

WisdomTree Emerging Markets Multifactor Fund

Ticker: EMMF

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Emerging Markets Multifactor Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Multifactor Fund	$26	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$127,601,657
  # of Portfolio Holdings219
  Portfolio Turnover Rate44%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	7.7%
Tencent Holdings Ltd.	3.9%
Baidu, Inc.	2.6%
Alibaba Group Holding Ltd.	2.5%
Hyundai Motor Co.	1.9%
Pop Mart International Group Ltd.	1.8%
Fuyao Glass Industry Group Co. Ltd.	1.3%
Hansoh Pharmaceutical Group Co. Ltd.	1.2%
Vipshop Holdings Ltd.	1.0%
Huaneng Power International, Inc.	0.9%

Sector Breakdown (% of Net Assets)

Information Technology	21.3%
Financials	21.1%
Communication Services	14.5%
Consumer Discretionary	13.3%
Consumer Staples	7.5%
Health Care	6.1%
Industrials	5.8%
Utilities	5.1%
Materials	3.0%
Energy	1.9%
Other Sectors	0.0%Footnote Reference*
Other Assets and Liabilities, Net	0.4%
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Emerging Markets Multifactor Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: EMMF

EMMF - 092025

WisdomTree Emerging Markets Quality Dividend Growth Fund

Ticker: DGRE

Principal Listing Exchange: The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Emerging Markets Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Quality Dividend Growth Fund	$18	0.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$131,890,555
  # of Portfolio Holdings282
  Portfolio Turnover Rate2%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	12.0%
Samsung Electronics Co. Ltd.	4.0%
Yuhan Corp.	1.3%
Reliance Industries Ltd.	1.1%
International Container Terminal Services, Inc.	1.1%
Wiwynn Corp.	1.1%
Hindustan Petroleum Corp. Ltd.	1.0%
Vibra Energia SA	1.0%
HDFC Bank Ltd.	1.0%
Accton Technology Corp.	1.0%

Sector Breakdown (% of Net Assets)

Information Technology	25.5%
Financials	19.1%
Industrials	12.1%
Consumer Discretionary	9.2%
Consumer Staples	8.0%
Energy	5.5%
Health Care	5.5%
Materials	5.5%
Communication Services	4.8%
Utilities	4.1%
Other Sectors	1.3%
Other Assets and Liabilities, Net	(0.6)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Emerging Markets Quality Dividend Growth Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: DGRE

DGRE - 092025

WisdomTree Emerging Markets SmallCap Dividend Fund

Ticker: DGS

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Emerging Markets SmallCap Dividend Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets SmallCap Dividend Fund	$32	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$1,637,434,682
  # of Portfolio Holdings1,060
  Portfolio Turnover Rate4%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

United Integrated Services Co. Ltd.	1.3%
Old Mutual Ltd.	1.0%
King Slide Works Co. Ltd.	0.8%
Growthpoint Properties Ltd.	0.8%
Tisco Financial Group PCL	0.8%
Grupa Kety SA	0.7%
Transmissora Alianca de Energia Eletrica SA	0.7%
Grupo Aeroportuario del Centro Norte SAB de CV	0.7%
Korea Investment Holdings Co. Ltd.	0.7%
Beijing Oriental Yuhong Waterproof Technology Co. Ltd.	0.7%

Sector Breakdown (% of Net Assets)

Industrials	16.8%
Financials	16.7%
Information Technology	15.4%
Materials	11.4%
Consumer Discretionary	10.2%
Consumer Staples	7.4%
Real Estate	7.0%
Utilities	4.7%
Health Care	4.3%
Other Sectors	5.8%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Emerging Markets SmallCap Dividend Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: DGS

DGS - 092025

WisdomTree GeoAlpha Opportunities Fund

Ticker: GEOA

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree GeoAlpha Opportunities Fund (the "Fund") for the period of July 8, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree GeoAlpha Opportunities Fund	$14	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 7/8/25. Actual expenses are calculated using a 85/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

Key Fund Statistics

  Total Net Assets$786,650
  # of Portfolio Holdings65
  Portfolio Turnover Rate39%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Meta Platforms, Inc.	4.7%
Intel Corp.	4.4%
Alphabet, Inc.	3.2%
Union Pacific Corp.	2.9%
Tokyo Electron Ltd.	2.8%
ASML Holding NV	2.6%
Lam Research Corp.	2.5%
United Parcel Service, Inc.	2.4%
Mitsubishi Heavy Industries Ltd.	2.3%
Marathon Petroleum Corp.	2.4%

Sector Breakdown (% of Net Assets)

Industrials	24.6%
Information Technology	17.0%
Materials	15.6%
Consumer Staples	12.0%
Energy	8.9%
Communication Services	8.4%
Consumer Discretionary	8.2%
Financials	1.9%
Real Estate	1.7%
Utilities	1.5%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree GeoAlpha Opportunities Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: GEOA

GEOA - 092025

WisdomTree Global Defense Fund

Ticker: WDGF

Principal Listing Exchange: The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Global Defense Fund (the "Fund") for the period of September 12, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Global Defense Fund	$2	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 9/12/25. Actual expenses are calculated using a 19/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

Key Fund Statistics

  Total Net Assets$2,415,061
  # of Portfolio Holdings90
  Portfolio Turnover Rate0%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Thales SA	5.5%
BAE Systems PLC	5.3%
Palantir Technologies, Inc.	5.3%
Rheinmetall AG	5.2%
Lockheed Martin Corp.	5.0%
General Dynamics Corp.	4.8%
RTX Corp.	4.8%
Northrop Grumman Corp.	4.8%
Boeing Co.	4.2%
L3Harris Technologies, Inc.	4.0%

Sector Breakdown (% of Net Assets)

Industrials	92.9%
Information Technology	6.1%
Materials	0.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Global Defense Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: WDGF

WDGF - 092025

WisdomTree Global ex-U.S. Quality Dividend Growth Fund

Ticker: DNL

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Global ex-U.S. Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Global ex-U.S. Quality Dividend Growth Fund	$23	0.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$489,413,727
  # of Portfolio Holdings297
  Portfolio Turnover Rate2%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	6.7%
Industria de Diseno Textil SA	4.7%
GSK PLC	4.2%
MediaTek, Inc.	3.8%
ASML Holding NV	3.7%
Nintendo Co. Ltd.	3.2%
Airbus SE	3.1%
Deutsche Post AG	3.0%
Novo Nordisk AS	2.3%
Hermes International SCA	2.1%

Sector Breakdown (% of Net Assets)

Information Technology	23.4%
Industrials	21.2%
Consumer Discretionary	14.2%
Health Care	11.8%
Materials	8.9%
Communication Services	7.0%
Consumer Staples	4.7%
Energy	4.0%
Financials	3.1%
Other Sectors	0.9%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: DNL

DNL - 092025

WisdomTree Global High Dividend Fund

Ticker: DEW

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Global High Dividend Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Global High Dividend Fund	$31	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$123,437,214
  # of Portfolio Holdings719
  Portfolio Turnover Rate3%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

HSBC Holdings PLC	2.5%
Johnson & Johnson	2.3%
Philip Morris International, Inc.	1.9%
Exxon Mobil Corp.	1.6%
Altria Group, Inc.	1.6%
AbbVie, Inc.	1.5%
Chevron Corp.	1.3%
International Business Machines Corp.	1.3%
Verizon Communications, Inc.	1.3%
Intesa Sanpaolo SpA	1.3%

Sector Breakdown (% of Net Assets)

Financials	29.5%
Utilities	12.4%
Energy	12.3%
Real Estate	10.6%
Consumer Staples	9.5%
Health Care	7.2%
Communication Services	5.4%
Industrials	3.7%
Materials	3.3%
Consumer Discretionary	3.0%
Other Sectors	2.7%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Global High Dividend Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: DEW

DEW - 092025

WisdomTree India Earnings Fund

Ticker: EPI

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree India Earnings Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree India Earnings Fund	$42	0.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$2,787,416,261
  # of Portfolio Holdings541
  Portfolio Turnover Rate6%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Reliance Industries Ltd.	7.3%
HDFC Bank Ltd.	6.3%
ICICI Bank Ltd.	5.6%
Infosys Ltd.	3.9%
Mahindra & Mahindra Ltd.	3.3%
Oil & Natural Gas Corp. Ltd.	2.7%
State Bank of India	2.7%
Coal India Ltd.	2.5%
NTPC Ltd.	2.2%
Power Grid Corp. of India Ltd.	2.0%

Sector Breakdown (% of Net Assets)

Financials	24.7%
Energy	15.9%
Materials	14.0%
Information Technology	9.8%
Consumer Discretionary	9.3%
Industrials	8.9%
Utilities	7.7%
Health Care	5.2%
Consumer Staples	3.9%
Other Sectors	2.9%
Other Assets and Liabilities, Net	(2.3)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree India Earnings Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: EPI

EPI - 092025

WisdomTree New Economy Real Estate Fund

Ticker: WTRE

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree New Economy Real Estate Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree New Economy Real Estate Fund	$33	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$14,514,135
  # of Portfolio Holdings60
  Portfolio Turnover Rate52%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Prologis, Inc.	6.1%
Goodman Group	5.8%
Digital Realty Trust, Inc.	5.7%
Crown Castle, Inc.	5.5%
American Tower Corp.	5.3%
Equinix, Inc.	5.1%
Iron Mountain, Inc.	4.5%
Cellnex Telecom SA	4.0%
SBA Communications Corp.	3.5%
AST SpaceMobile, Inc.	2.9%

Sector Breakdown (% of Net Assets)

Real Estate	71.4%
Information Technology	14.7%
Communication Services	12.8%
Financials	0.5%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree New Economy Real Estate Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: WTRE

WTRE - 092025

Item 2. Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period (i.e., September 30, 2025) is included under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The semi-annual financial statements, including the financial highlights, are attached herewith.

WisdomTree Trust

Semi-Annual Financial Statements and Other Information

September 30, 2025 (unaudited)

WisdomTree Asia Defense Fund (WDAF)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree GeoAlpha Opportunities Fund (GEOA)

WisdomTree Global Defense Fund (WDGF)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree India Earnings Fund (EPI)

WisdomTree New Economy Real Estate Fund (WTRE)

“WisdomTree” is a registered mark of WisdomTree, Inc. and is licensed for use by the WisdomTree Trust.

Schedule of Investments (unaudited) WisdomTree Asia Defense Fund (WDAF) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 100.0%
Australia – 7.1%
Aerospace & Defense – 4.7%
Austal Ltd.*	31,055	$159,302
DroneShield Ltd.*	75,195	232,233
Electro Optic Systems Holdings Ltd.*	12,850	87,037
Total Aerospace & Defense		478,572
Construction & Engineering – 2.4%
Ventia Services Group Pty. Ltd.	71,930	243,602
Total Australia		722,174
India – 38.7%
Aerospace & Defense – 31.7%
Apollo Micro Systems Ltd.	7,807	28,673
Bharat Dynamics Ltd.	25,047	421,227
Bharat Electronics Ltd.	162,044	737,229
Data Patterns India Ltd.	4,468	128,290
Dcx Systems Ltd.*	8,769	23,906
Garden Reach Shipbuilders & Engineers Ltd.	9,029	257,186
Hindustan Aeronautics Ltd.	13,629	728,584
ideaForge Technology Ltd.*	3,444	19,559
Mazagon Dock Shipbuilders Ltd.	22,814	709,559
Paras Defence & Space Technologies Ltd.	4,273	32,287
Zen Technologies Ltd.	7,171	115,720
Total Aerospace & Defense		3,202,220
Chemicals – 3.6%
Solar Industries India Ltd.	2,391	358,857
Communications Equipment – 0.8%
Astra Microwave Products Ltd.	7,638	84,639
Electrical Equipment – 0.6%
HBL Engineering Ltd.	6,937	63,566
Machinery – 1.8%
BEML Ltd.	1,040	48,888
Cochin Shipyard Ltd.(a)	6,664	134,318
Total Machinery		183,206
Metals & Mining – 0.2%
Mishra Dhatu Nigam Ltd.(a)	4,847	20,592
Total India		3,913,080
Japan – 8.1%
Aerospace & Defense – 0.3%
Astroscale Holdings, Inc.*	7,830	35,416
Electronic Equipment, Instruments & Components – 0.4%
Nippon Avionics Co. Ltd.	1,300	40,316
Machinery – 7.4%
Kawasaki Heavy Industries Ltd.	4,650	307,617
Mitsubishi Heavy Industries Ltd.	16,020	420,771
Tokyo Keiki, Inc.	530	16,957
Total Machinery		745,345
Total Japan		821,077
Investments	Shares	Value
Singapore – 4.2%
Aerospace & Defense – 4.2%
Singapore Technologies Engineering Ltd.	62,675	$418,579
South Korea – 40.1%
Aerospace & Defense – 25.3%
Hanwha Aerospace Co. Ltd.	1,032	814,243
Hanwha Systems Co. Ltd.	12,841	544,556
Korea Aerospace Industries Ltd.	6,971	536,594
LIG Nex1 Co. Ltd.	1,553	567,827
Satrec Initiative Co. Ltd.	577	28,335
SNT Dynamics Co. Ltd.	1,417	73,019
Total Aerospace & Defense		2,564,574
Automobile Components – 0.2%
SNT Motiv Co. Ltd.	805	19,708
Electrical Equipment – 0.3%
Vitzrocell Co. Ltd.	1,261	26,109
Electronic Equipment, Instruments & Components – 0.3%
Woori Technology, Inc.*	8,730	25,200
Machinery – 12.7%
Hanwha Ocean Co. Ltd.*	4,473	351,642
HD Hyundai Heavy Industries Co. Ltd.	1,053	386,512
HJ Shipbuilding & Construction Co. Ltd.*	1,144	22,830
Hyundai Rotem Co. Ltd.	2,627	410,045
SK oceanplant Co. Ltd.*	3,287	57,397
STX Engine Co. Ltd.*	2,064	58,181
Total Machinery		1,286,607
Metals & Mining – 1.3%
Poongsan Corp.	1,469	130,562
Total South Korea		4,052,760
Taiwan – 1.8%
Aerospace & Defense – 1.1%
Aerospace Industrial Development Corp.	48,000	88,667
Air Asia Co. Ltd.	16,000	28,716
Total Aerospace & Defense		117,383
Machinery – 0.7%
CSBC Corp. Taiwan*	86,000	68,285
Total Taiwan		185,668
TOTAL COMMON STOCKS (Cost: $10,138,868)		10,113,338
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(b)
(Cost: $3,235)	3,235	3,235
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $10,142,103)		10,116,573
Other Assets less Liabilities – 0.0%		3,300
NET ASSETS – 100.0%		$10,119,873

*     Non-income producing security.

See Notes to Financial Statements.

WisdomTree Trust    1

Schedule of Investments (unaudited) (concluded) WisdomTree Asia Defense Fund (WDAF) September 30, 2025

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Rate shown represents annualized 7-day yield as of September 30, 2025.

CURRENCY ABBREVIATIONS:
TWD	Taiwan new dollar
USD	United States dollar

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
BNY Mellon	9/30/2025	6,529	USD	199,800	TWD	$—	$(27)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$10,113,338	$ —	$—	$10,113,338
Mutual Fund	—	3,235	—	3,235
Total Investments in Securities	$10,113,338	$ 3,235	$—	$10,116,573
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$ (27)	$—	$(27)
Total – Net	$10,113,338	$ 3,208	$—	$10,116,546

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

2    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree China ex-State-Owned Enterprises Fund (CXSE) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 100.0%
China – 98.3%
Aerospace & Defense – 0.2%
Kuang-Chi Technologies Co. Ltd., Class A	145,100	$1,021,974
Air Freight & Logistics – 1.1%
JD Logistics, Inc.*(a)	883,100	1,486,891
SF Holding Co. Ltd., Class A	349,261	1,976,274
YTO Express Group Co. Ltd., Class A	156,800	403,693
ZTO Express Cayman, Inc.	107,732	2,042,372
Total Air Freight & Logistics		5,909,230
Automobile Components – 0.1%
Fuyao Glass Industry Group Co. Ltd., Class H(a)	32,100	323,047
Fuyao Glass Industry Group Co. Ltd., Class A	31,467	324,100
Minth Group Ltd.	1,200	5,216
Total Automobile Components		652,363
Automobiles – 3.5%
BYD Co. Ltd., Class A	282,200	4,324,026
BYD Co. Ltd., Class H	533,900	7,562,051
Geely Automobile Holdings Ltd.	533,900	1,341,544
Great Wall Motor Co. Ltd., Class H	142,400	307,480
Great Wall Motor Co. Ltd., Class A	100	345
Li Auto, Inc., Class A*	151,500	1,974,462
NIO, Inc., Class A*(b)	234,720	1,731,650
XPeng, Inc., Class A*	191,200	2,289,121
Yadea Group Holdings Ltd.(a)	4,200	7,487
Total Automobiles		19,538,166
Banks – 1.1%
China Minsheng Banking Corp. Ltd., Class H	3,450,900	1,822,940
China Minsheng Banking Corp. Ltd., Class A	4,055,536	2,264,645
Ping An Bank Co. Ltd., Class A	1,288,000	2,049,263
Total Banks		6,136,848
Beverages – 0.9%
Budweiser Brewing Co. APAC Ltd.(a)	977,100	1,039,842
Nongfu Spring Co. Ltd., Class H(a)	530,300	3,673,741
Total Beverages		4,713,583
Biotechnology – 5.2%
3SBio, Inc.*(a)	1,795,000	6,921,238
Akeso, Inc.*(a)	233,600	4,239,412
Ascentage Pharma Group International*(a)(b)	286,100	2,833,274
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A*	32,800	260,241
BeOne Medicines Ltd., Class H*	211,300	5,572,819
Chongqing Zhifei Biological Products Co. Ltd., Class A	137,450	400,351
Imeik Technology Development Co. Ltd., Class A	21,212	540,315
Innovent Biologics, Inc.*(a)	408,700	5,063,837
Shanghai RAAS Blood Products Co. Ltd., Class A	550,300	516,529
Walvax Biotechnology Co. Ltd., Class A	153,500	250,040
Zai Lab Ltd.*	602,700	2,066,736
Total Biotechnology		28,664,792
Investments	Shares	Value
Broadline Retail – 16.8%
Alibaba Group Holding Ltd.	3,039,000	$69,135,648
JD.com, Inc., Class A	410,452	7,306,514
MINISO Group Holding Ltd.	600	3,435
PDD Holdings, Inc., ADR*	121,329	16,036,054
Vipshop Holdings Ltd., ADR	21,229	416,938
Total Broadline Retail		92,898,589
Building Products – 0.3%
Beijing New Building Materials PLC, Class A	90,400	300,090
Xinyi Glass Holdings Ltd.(b)	1,044,476	1,210,886
Total Building Products		1,510,976
Capital Markets – 1.3%
East Money Information Co. Ltd., Class A	1,822,643	6,935,219
Chemicals – 1.7%
Dongyue Group Ltd.	1,315,900	2,053,240
Ganfeng Lithium Group Co. Ltd., Class A	118,600	1,013,044
Ganfeng Lithium Group Co. Ltd., Class H(a)	375,140	2,080,039
Hengli Petrochemical Co. Ltd., Class A	187,100	449,939
LB Group Co. Ltd., Class A	161,100	439,853
Ningxia Baofeng Energy Group Co. Ltd., Class A	258,400	645,329
Rongsheng Petrochemical Co. Ltd., Class A	280,100	379,236
Satellite Chemical Co. Ltd., Class A	199,600	541,609
Tianqi Lithium Corp., Class A*	117,088	781,474
Zhejiang Longsheng Group Co. Ltd., Class A	232,900	325,787
Zhejiang NHU Co. Ltd., Class A	167,460	559,891
Total Chemicals		9,269,441
Commercial Services & Supplies – 0.2%
Tuhu Car, Inc.*(a)	401,500	988,217
Communications Equipment – 2.2%
BYD Electronic International Co. Ltd.	351,000	1,864,986
Hengtong Optic-electric Co. Ltd., Class A	191,469	617,061
Suzhou TFC Optical Communication Co. Ltd., Class A	46,680	1,098,985
Zhongji Innolight Co. Ltd., Class A	152,100	8,614,604
Total Communications Equipment		12,195,636
Construction & Engineering – 0.3%
China Conch Venture Holdings Ltd.	1,126,663	1,588,542
Construction Materials – 0.1%
China Jushi Co. Ltd., Class A	193,800	471,489
Consumer Staples Distribution & Retail – 0.8%
East Buy Holding Ltd.*(a)(b)	391,500	1,307,281
JD Health International, Inc.*	383,600	3,278,675
Total Consumer Staples Distribution & Retail		4,585,956
Electrical Equipment – 6.8%
Contemporary Amperex Technology Co. Ltd., Class A	425,506	23,999,412
Eve Energy Co. Ltd., Class A	144,100	1,839,815
GEM Co. Ltd., Class A	496,900	587,016
Jiangsu Zhongtian Technology Co. Ltd., Class A	307,500	816,272

See Notes to Financial Statements.

WisdomTree Trust    3

Schedule of Investments (unaudited) (continued) WisdomTree China ex-State-Owned Enterprises Fund (CXSE) September 30, 2025
Investments	Shares	Value
Ningbo Sanxing Medical Electric Co. Ltd., Class A	72,000	$247,900
Sieyuan Electric Co. Ltd., Class A	66,200	1,012,589
Sungrow Power Supply Co. Ltd., Class A	235,460	5,351,153
Sunwoda Electronic Co. Ltd., Class A	145,100	687,899
TBEA Co. Ltd., Class A	564,900	1,410,784
Zhejiang Huayou Cobalt Co. Ltd., Class A	156,750	1,449,312
Total Electrical Equipment		37,402,152
Electronic Equipment, Instruments & Components – 6.1%
AAC Technologies Holdings, Inc.	340,200	1,999,993
Chaozhou Three-Circle Group Co. Ltd., Class A	149,500	971,790
Eoptolink Technology, Inc. Ltd., Class A	131,340	6,740,218
Foxconn Industrial Internet Co. Ltd., Class A	682,600	6,321,860
GoerTek, Inc., Class A	312,200	1,642,605
Kingboard Holdings Ltd.	409,300	1,454,045
Lens Technology Co. Ltd., Class A	242,800	1,140,520
Luxshare Precision Industry Co. Ltd., Class A	716,676	6,504,724
Maxscend Microelectronics Co. Ltd., Class A	38,400	447,822
Sunny Optical Technology Group Co. Ltd.	225,600	2,622,683
SUPCON Technology Co. Ltd., Class A	60,875	470,437
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	124,700	1,250,954
Wingtech Technology Co. Ltd., Class A*	85,700	558,877
WUS Printed Circuit Kunshan Co. Ltd., Class A	168,000	1,731,762
Total Electronic Equipment, Instruments & Components		33,858,290
Entertainment – 3.6%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	118,200	360,036
China Ruyi Holdings Ltd.*(b)	6,312,000	2,409,470
iQIYI, Inc., ADR*(b)	471,990	1,208,294
NetEase Cloud Music, Inc.*(a)	91,450	3,053,662
NetEase, Inc.	333,515	10,150,680
Tencent Music Entertainment Group, Class A	245,900	2,915,567
Total Entertainment		20,097,709
Food Products – 3.0%
China Feihe Ltd.(a)	1,772,100	911,059
Foshan Haitian Flavouring & Food Co. Ltd., Class A	224,747	1,228,519
Guangdong Haid Group Co. Ltd., Class A	82,603	739,062
Henan Shuanghui Investment & Development Co. Ltd., Class A	106,600	370,020
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	862,000	3,299,290
Muyuan Foods Co. Ltd., Class A	373,674	2,778,674
Tingyi Cayman Islands Holding Corp.	951,000	1,273,639
Uni-President China Holdings Ltd.	1,146,000	1,210,750
Want Want China Holdings Ltd.	2,330,100	1,584,267
Wens Foodstuff Group Co. Ltd., Class A	772,600	2,017,297
Yihai International Holding Ltd.(b)	569,000	920,007
Total Food Products		16,332,584
Gas Utilities – 0.4%
ENN Energy Holdings Ltd.	249,900	2,066,869
Investments	Shares	Value
Health Care Equipment & Supplies – 1.1%
APT Medical, Inc., Class A	9,213	$409,411
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,570,400	1,172,693
Shanghai United Imaging Healthcare Co. Ltd., Class A	56,198	1,196,122
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	91,174	3,142,877
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	39,200	375,643
Total Health Care Equipment & Supplies		6,296,746
Health Care Providers & Services – 0.4%
Aier Eye Hospital Group Co. Ltd., Class A	648,380	1,122,571
Huadong Medicine Co. Ltd., Class A	67,540	393,732
Hygeia Healthcare Holdings Co. Ltd., Class C*(a)(b)	344,100	632,881
Total Health Care Providers & Services		2,149,184
Hotels, Restaurants & Leisure – 3.6%
H World Group Ltd.	172,870	688,334
Haidilao International Holding Ltd.(a)(b)	64,000	110,390
Meituan, Class B*(a)	754,100	10,128,458
Tongcheng Travel Holdings Ltd.	26,800	79,225
Trip.com Group Ltd.	88,877	6,808,222
Yum China Holdings, Inc.	51,150	2,241,806
Total Hotels, Restaurants & Leisure		20,056,435
Household Durables – 2.0%
Gree Electric Appliances, Inc. of Zhuhai, Class A	467,600	2,605,869
Haier Smart Home Co. Ltd., Class H	255,700	832,790
Haier Smart Home Co. Ltd., Class A	290,400	1,032,050
Hisense Home Appliances Group Co. Ltd., Class H	1,000	3,121
Midea Group Co. Ltd., Class A	660,200	6,730,383
Total Household Durables		11,204,213
Industrial Conglomerates – 0.2%
Fosun International Ltd.	1,647,700	1,166,884
Insurance – 3.8%
Ping An Insurance Group Co. of China Ltd., Class H	1,086,900	7,410,936
Ping An Insurance Group Co. of China Ltd., Class A	1,585,394	12,258,476
ZhongAn Online P&C Insurance Co. Ltd., Class H*(a)(b)	587,600	1,328,451
Total Insurance		20,997,863
Interactive Media & Services – 14.1%
Baidu, Inc., Class A*	433,450	7,420,639
Bilibili, Inc., Class Z*	84,465	2,438,286
Kuaishou Technology(a)	547,500	5,953,228
Meitu, Inc.*(a)	2,889,000	3,442,115
Tencent Holdings Ltd.	685,400	58,405,763
Total Interactive Media & Services		77,660,031

See Notes to Financial Statements.

4    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree China ex-State-Owned Enterprises Fund (CXSE) September 30, 2025
Investments	Shares	Value
IT Services – 0.6%
GDS Holdings Ltd., Class A*	552,800	$2,847,698
Isoftstone Information Technology Group Co. Ltd., Class A	69,500	537,773
Total IT Services		3,385,471
Life Sciences Tools & Services – 2.8%
Genscript Biotech Corp.*	856,400	1,840,395
Hangzhou Tigermed Consulting Co. Ltd., Class A	62,367	507,518
Pharmaron Beijing Co. Ltd., Class A	112,825	565,914
WuXi AppTec Co. Ltd., Class A	348,747	5,481,680
WuXi AppTec Co. Ltd., Class H(a)	195,495	2,982,527
Wuxi Biologics Cayman, Inc.*(a)	789,400	4,157,834
Total Life Sciences Tools & Services		15,535,868
Machinery – 1.8%
Haitian International Holdings Ltd.	431,400	1,188,784
Jiangsu Hengli Hydraulic Co. Ltd., Class A	40,300	541,506
Sany Heavy Industry Co. Ltd., Class A	927,048	3,022,785
Shenzhen Inovance Technology Co. Ltd., Class A	260,802	3,067,096
Yutong Bus Co. Ltd., Class A	156,000	595,555
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	257,500	1,749,688
Total Machinery		10,165,414
Marine Transportation – 0.4%
SITC International Holdings Co. Ltd.	639,000	2,460,598
Media – 0.5%
China Literature Ltd.*(a)	279,600	1,418,771
Focus Media Information Technology Co. Ltd., Class A	1,407,424	1,591,582
Total Media		3,010,353
Metals & Mining – 0.9%
Chifeng Jilong Gold Mining Co. Ltd., Class A	151,500	628,752
China Hongqiao Group Ltd.	1,121,100	3,806,933
Shanjin International Gold Co. Ltd., Class A	169,100	541,650
Total Metals & Mining		4,977,335
Oil, Gas & Consumable Fuels – 0.1%
Guanghui Energy Co. Ltd., Class A	415,700	293,954
Passenger Airlines – 0.2%
Hainan Airlines Holding Co. Ltd., Class A*	2,530,600	575,185
Spring Airlines Co. Ltd., Class A	47,800	358,664
Total Passenger Airlines		933,849
Personal Care Products – 0.5%
Giant Biogene Holding Co. Ltd.(a)	226,200	1,642,628
Hengan International Group Co. Ltd.	390,900	1,276,137
Total Personal Care Products		2,918,765
Pharmaceuticals – 2.4%
China Medical System Holdings Ltd.	963,000	1,731,578
Hansoh Pharmaceutical Group Co. Ltd.(a)	598,100	2,772,028
HUTCHMED China Ltd.*(b)	333,000	1,075,132
Investments	Shares	Value
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	622,068	$6,244,769
Kangmei Pharmaceutical Co. Ltd., Class A*	199,602	56,570
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	128,504	538,003
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	124,400	641,077
Total Pharmaceuticals		13,059,157
Professional Services – 0.5%
Kanzhun Ltd., ADR*	118,875	2,776,920
Real Estate Management & Development – 1.1%
Country Garden Services Holdings Co. Ltd.	1,275,300	1,083,458
KE Holdings, Inc., Class A	424,100	2,869,886
Longfor Group Holdings Ltd.(a)	777,200	1,186,717
Sunac China Holdings Ltd.*(b)	3,789,000	827,888
Total Real Estate Management & Development		5,967,949
Semiconductors & Semiconductor Equipment – 3.3%
GCL Technology Holdings Ltd.*(b)	8,557,000	1,440,757
GigaDevice Semiconductor, Inc., Class A	79,226	2,370,978
Hangzhou Silan Microelectronics Co. Ltd., Class A	100,700	444,202
JCET Group Co. Ltd., Class A	167,807	1,038,052
Jinko Solar Co. Ltd., Class A*	397,265	309,902
JinkoSolar Holding Co. Ltd., ADR(b)	27,317	656,427
LONGi Green Energy Technology Co. Ltd., Class A*	815,168	2,058,678
Montage Technology Co. Ltd., Class A	163,037	3,541,001
OmniVision Integrated Circuits Group, Inc., Class A	112,766	2,391,733
Sanan Optoelectronics Co. Ltd., Class A	370,600	810,106
SG Micro Corp., Class A	47,158	551,083
Tongwei Co. Ltd., Class A*	321,258	1,004,692
Trina Solar Co. Ltd., Class A*	125,076	304,819
Xinyi Solar Holdings Ltd.(b)	2,572,765	1,137,514
Total Semiconductors & Semiconductor Equipment		18,059,944
Software – 0.9%
360 Security Technology, Inc., Class A	250,100	396,867
Beijing Kingsoft Office Software, Inc., Class A	33,181	1,473,439
Hundsun Technologies, Inc., Class A	156,810	759,475
Kingdee International Software Group Co. Ltd.*	1,056,700	2,379,490
Total Software		5,009,271
Specialty Retail – 0.3%
Chow Tai Fook Jewellery Group Ltd.(b)	600	1,200
Pop Mart International Group Ltd.(a)	42,900	1,471,097
Topsports International Holdings Ltd.(a)	4,200	1,706
Zhongsheng Group Holdings Ltd.	2,100	3,935
Total Specialty Retail		1,477,938
Technology Hardware, Storage & Peripherals – 0.2%
Ninestar Corp., Class A*	86,100	283,521
Shenzhen Transsion Holdings Co. Ltd., Class A	63,878	844,250
Total Technology Hardware, Storage & Peripherals		1,127,771
See Notes to Financial Statements.

WisdomTree Trust    5

Schedule of Investments (unaudited) (continued) WisdomTree China ex-State-Owned Enterprises Fund (CXSE) September 30, 2025
Investments	Shares	Value
Textiles, Apparel & Luxury Goods – 0.6%
ANTA Sports Products Ltd.	150,500	$1,808,615
Bosideng International Holdings Ltd.	2,000	1,193
Li Ning Co. Ltd.	203,500	461,383
Shenzhou International Group Holdings Ltd.	103,600	820,901
Total Textiles, Apparel & Luxury Goods		3,092,092
Tobacco – 0.3%
Smoore International Holdings Ltd.(a)(b)	784,000	1,776,505
Total China		542,399,135
Hong Kong – 1.5%
Air Freight & Logistics – 0.6%
J&T Global Express Ltd.*	2,368,400	2,977,090
Construction & Engineering – 0.2%
Central New Energy Holding Group Ltd., Class G*(b)	1,118,000	1,240,083
Pharmaceuticals – 0.7%
Sino Biopharmaceutical Ltd.	3,553,150	3,717,372
Total Hong Kong		7,934,545
United States – 0.2%
Biotechnology – 0.2%
Legend Biotech Corp., ADR*	35,498	1,157,590
TOTAL COMMON STOCKS (COST: $398,399,513)		551,491,270
RIGHTS – 0.0%
China – 0.0%
Kangmei Pharmaceutical Co. Ltd.*^ (Cost: $0)	88,957	0
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(c) (Cost: $241,737)	241,737	241,737
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.2%
United States – 1.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(c) (Cost: $6,893,580)	6,893,580	$6,893,580
TOTAL INVESTMENTS IN SECURITIES – 101.2% (Cost: $405,534,830)		558,626,587
Other Liabilities less Assets – (1.2)%		(6,612,019)
NET ASSETS – 100.0%		$552,014,568

*     Non-income producing security.

^      This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at September 30, 2025 (See Note 2). At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $14,861,494 and the total market value of the collateral held by the Fund was $15,791,273. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $8,897,693.

(c)   Rate shown represents annualized 7-day yield as of September 30, 2025.

CURRENCY ABBREVIATIONS:
CNH	Offshore Chinese renminbi
HKD	Hong Kong dollar
USD	United States dollar
OTHER ABBREVIATIONS:
ADR	American Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	10/9/2025	59,750	CNH	8,381	USD	$ 2	$ —
Deutsche Bank AG	10/3/2025	225,735	HKD	29,011	USD	3	—
JPMorgan Chase Bank NA	10/3/2025	20,949,704	HKD	2,692,653	USD	—	(28)
JPMorgan Chase Bank NA	10/9/2025	10,919,215	CNH	1,531,907	USD	98	—
						$103	$(28)

See Notes to Financial Statements.

6    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree China ex-State-Owned Enterprises Fund (CXSE) September 30, 2025

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$551,491,270	$—	$—	$551,491,270
Rights	—	—	0*	0
Mutual Fund	—	241,737	—	241,737
Investment of Cash Collateral for Securities Loaned	—	6,893,580	—	6,893,580
Total Investments in Securities	$551,491,270	$7,135,317	$ 0	$558,626,587
Financial Derivative Instruments
Foreign Currency Contract[1]	$—	$103	$—	$103
Liabilities:
Financial Derivative Instruments
Foreign Currency Contract[1]	$—	$(28)	$—	$(28)
Total – Net	$551,491,270	$7,135,392	$ 0	$558,626,662

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    7

Schedule of Investments (unaudited) WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 100.4%
Argentina – 0.0%
Grupo Financiero Galicia SA, ADR*	26,937	$742,384
Brazil – 4.3%
Allos SA	247,216	1,199,048
Ambev SA	1,626,103	3,691,560
B3 SA – Brasil Bolsa Balcao	2,086,247	5,249,356
Banco Bradesco SA	466,749	1,334,808
Banco Santander Brasil SA	117,021	646,021
Brava Energia*	108,637	366,778
Cia Siderurgica Nacional SA	196,436	291,396
Cosan SA*	199,122	230,696
Embraer SA	288,744	4,353,213
Energisa SA	101,770	971,923
Eneva SA*	630,411	1,959,103
Engie Brasil Energia SA	80,481	615,068
Equatorial Energia SA	397,904	2,760,758
GPS Participacoes & Empreendimentos SA(a)	242,879	861,960
Hapvida Participacoes & Investimentos SA*(a)	62,527	420,913
Hypera SA	172,731	737,234
Itau Unibanco Holding SA	248,680	1,618,004
Itausa SA	460,385	1,000,207
Klabin SA	395,926	1,341,177
Localiza Rent a Car SA	318,598	2,360,074
Lojas Renner SA	344,047	977,445
MercadoLibre, Inc.*	12,211	28,536,374
Motiva Infraestrutura de Mobilidade SA	393,609	1,099,774
Multiplan Empreendimentos Imobiliarios SA	110,330	602,454
Natura Cosmeticos SA*	278,068	488,200
PRIO SA*	352,786	2,525,886
Raia Drogasil SA	466,927	1,615,006
Rede D’Or Sao Luiz SA(a)	411,376	3,250,500
Rumo SA	431,786	1,294,819
Sendas Distribuidora SA	521,226	930,770
Suzano SA	276,201	2,587,982
Telefonica Brasil SA	283,200	1,811,761
TIM SA	355,400	1,568,270
TOTVS SA	188,824	1,628,505
Transmissora Alianca de Energia Eletrica SA	130,166	896,036
Ultrapar Participacoes SA	355,404	1,466,182
Vibra Energia SA	411,789	1,901,380
WEG SA	575,088	3,951,230
Total Brazil		89,141,871
Chile – 0.4%
Banco de Chile	14,978,842	2,274,216
Banco Santander Chile	23,103,215	1,530,051
Cencosud SA	626,351	1,781,581
Empresas CMPC SA	379,364	559,255
Empresas Copec SA	119,121	872,150
Latam Airlines Group SA	49,159,335	1,117,089
Total Chile		8,134,342
Investments	Shares	Value
China – 25.8%
360 Security Technology, Inc., Class A	354,600	$562,691
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	231,000	703,624
AAC Technologies Holdings, Inc.	141,000	828,921
Aier Eye Hospital Group Co. Ltd., Class A	493,085	853,701
Airtac International Group	37,000	914,135
Akeso, Inc.*(a)	144,000	2,613,336
Alibaba Group Holding Ltd.	3,480,632	79,182,544
ANTA Sports Products Ltd.	205,300	2,467,168
APT Medical, Inc., Class A	15,448	686,484
Baidu, Inc., Class A*	426,500	7,301,655
Beijing Kingsoft Office Software, Inc., Class A	30,408	1,350,301
Beijing New Building Materials PLC, Class A	134,300	445,820
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A*	39,600	314,193
BeOne Medicines Ltd., Class H*	173,200	4,567,971
Bilibili, Inc., Class Z*	53,374	1,540,769
Bosideng International Holdings Ltd.	2,778,000	1,656,717
BYD Co. Ltd., Class A	326,730	5,006,339
BYD Co. Ltd., Class H	645,000	9,135,649
BYD Electronic International Co. Ltd.	131,000	696,049
Chaozhou Three-Circle Group Co. Ltd., Class A	192,300	1,250,001
Chifeng Jilong Gold Mining Co. Ltd., Class A	227,200	942,921
China Conch Venture Holdings Ltd.	165,400	233,206
China Feihe Ltd.(a)	807,000	414,889
China Hongqiao Group Ltd.	501,500	1,702,950
China Jushi Co. Ltd., Class A	367,300	893,591
China Medical System Holdings Ltd.	261,000	469,306
China Minsheng Banking Corp. Ltd., Class A	3,883,979	2,168,846
China Ruyi Holdings Ltd.*(b)	3,216,000	1,227,639
Chongqing Zhifei Biological Products Co. Ltd., Class A	88,550	257,920
Chow Tai Fook Jewellery Group Ltd.(b)	713,800	1,427,527
Contemporary Amperex Technology Co. Ltd., Class A	321,650	18,141,721
Country Garden Services Holdings Co. Ltd.	1,114,000	946,422
East Money Information Co. Ltd., Class A	1,483,253	5,643,828
ENN Energy Holdings Ltd.	188,400	1,558,216
Eoptolink Technology, Inc. Ltd., Class A	116,900	5,999,174
Eve Energy Co. Ltd., Class A	143,700	1,834,708
Focus Media Information Technology Co. Ltd., Class A	1,423,100	1,609,309
Foshan Haitian Flavouring & Food Co. Ltd., Class A	201,266	1,100,166
Foxconn Industrial Internet Co. Ltd., Class A	582,400	5,393,864
Fuyao Glass Industry Group Co. Ltd., Class A	141,082	1,453,101
Fuyao Glass Industry Group Co. Ltd., Class H(a)	168,000	1,690,710
Ganfeng Lithium Group Co. Ltd., Class A	169,020	1,443,715
GCL Technology Holdings Ltd.*(b)	3,611,000	607,991
GDS Holdings Ltd., Class A*	176,600	909,738
Geely Automobile Holdings Ltd.	833,000	2,093,099
GEM Co. Ltd., Class A	675,500	798,006
Genscript Biotech Corp.*	358,000	769,338

See Notes to Financial Statements.

8    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE) September 30, 2025
Investments	Shares	Value
Giant Biogene Holding Co. Ltd.(a)	92,600	$672,446
GigaDevice Semiconductor, Inc., Class A	80,700	2,415,090
GoerTek, Inc., Class A	315,900	1,662,072
Great Wall Motor Co. Ltd., Class H	612,700	1,322,986
Gree Electric Appliances, Inc. of Zhuhai, Class A	543,300	3,027,735
Guangdong Haid Group Co. Ltd., Class A	110,200	985,977
Guanghui Energy Co. Ltd., Class A	562,000	397,407
H World Group Ltd.	327,570	1,304,318
Haidilao International Holding Ltd.(a)	288,300	497,273
Haier Smart Home Co. Ltd., Class A	524,500	1,864,016
Haier Smart Home Co. Ltd., Class H	405,200	1,319,697
Hainan Airlines Holding Co. Ltd., Class A*	3,784,800	860,254
Hangzhou Silan Microelectronics Co. Ltd., Class A	140,000	617,560
Hangzhou Tigermed Consulting Co. Ltd., Class A	59,400	483,374
Hansoh Pharmaceutical Group Co. Ltd.(a)	278,000	1,288,453
Henan Shuanghui Investment & Development Co. Ltd., Class A	163,600	567,874
Hengli Petrochemical Co. Ltd., Class A	238,840	574,363
Hengtong Optic-electric Co. Ltd., Class A	244,100	786,679
Huadong Medicine Co. Ltd., Class A	70,200	409,239
Hundsun Technologies, Inc., Class A	184,371	892,961
HUTCHMED China Ltd.*(b)	272,500	879,801
Imeik Technology Development Co. Ltd., Class A	26,100	664,822
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	728,400	2,787,938
Innovent Biologics, Inc.*(a)	277,000	3,432,060
Isoftstone Information Technology Group Co. Ltd., Class A	80,600	623,662
JCET Group Co. Ltd., Class A	189,900	1,174,719
JD Health International, Inc.*	178,750	1,527,797
JD Logistics, Inc.*(a)	363,900	612,705
JD.com, Inc., Class A	485,759	8,647,065
Jiangsu Hengli Hydraulic Co. Ltd., Class A	64,400	865,335
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	506,913	5,088,760
Jiangsu Zhongtian Technology Co. Ltd., Class A	348,600	925,374
Jinko Solar Co. Ltd., Class A*	372,536	290,611
Kangmei Pharmaceutical Co. Ltd., Class A*	31,038	8,797
Kanzhun Ltd., ADR*	65,873	1,538,793
KE Holdings, Inc., Class A	385,000	2,605,297
Kingdee International Software Group Co. Ltd.*	414,000	932,250
Kuaishou Technology(a)	489,000	5,317,130
Kuang-Chi Technologies Co. Ltd., Class A	181,200	1,276,235
LB Group Co. Ltd., Class A	204,100	557,256
Lens Technology Co. Ltd., Class A	308,900	1,451,016
Li Auto, Inc., Class A*	222,500	2,899,787
Li Ning Co. Ltd.	262,500	595,149
Longfor Group Holdings Ltd.(a)	247,500	377,911
LONGi Green Energy Technology Co. Ltd., Class A*	615,172	1,553,595
Luxshare Precision Industry Co. Ltd., Class A	577,100	5,237,899
Maxscend Microelectronics Co. Ltd., Class A	43,300	504,966
Meituan, Class B*(a)	895,200	12,023,598
Midea Group Co. Ltd., Class A	621,700	6,337,896
MINISO Group Holding Ltd.	123,000	704,131
Investments	Shares	Value
Montage Technology Co. Ltd., Class A	152,472	$3,311,539
Muyuan Foods Co. Ltd., Class A	337,476	2,509,502
NetEase, Inc.	343,630	10,458,535
Ninestar Corp., Class A*	117,100	385,602
Ningbo Sanxing Medical Electric Co. Ltd., Class A	106,100	365,308
Ningxia Baofeng Energy Group Co. Ltd., Class A	340,600	850,616
NIO, Inc., Class A*(b)	355,080	2,619,607
Nongfu Spring Co. Ltd., Class H(a)	326,400	2,261,190
OmniVision Integrated Circuits Group, Inc., Class A	102,340	2,170,600
PDD Holdings, Inc., ADR*	140,188	18,528,648
Pharmaron Beijing Co. Ltd., Class A	132,466	664,430
Ping An Bank Co. Ltd., Class A	1,123,026	1,786,783
Ping An Insurance Group Co. of China Ltd., Class H	1,012,000	6,900,236
Ping An Insurance Group Co. of China Ltd., Class A	1,221,308	9,443,315
Pop Mart International Group Ltd.(a)	127,400	4,368,711
Rongsheng Petrochemical Co. Ltd., Class A	311,000	421,072
Sanan Optoelectronics Co. Ltd., Class A	467,200	1,021,267
Sany Heavy Industry Co. Ltd., Class A	817,436	2,665,378
Satellite Chemical Co. Ltd., Class A	287,390	779,825
SF Holding Co. Ltd., Class A	322,373	1,824,130
SG Micro Corp., Class A	52,910	618,300
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,442,200	1,076,960
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	113,373	474,654
Shanghai RAAS Blood Products Co. Ltd., Class A	850,700	798,494
Shanjin International Gold Co. Ltd., Class A	266,000	852,033
Shenzhen Inovance Technology Co. Ltd., Class A	221,200	2,601,367
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	80,700	2,781,825
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	52,700	505,010
Shenzhen Transsion Holdings Co. Ltd., Class A	74,137	979,839
Shenzhou International Group Holdings Ltd.	150,000	1,188,564
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	151,100	778,671
Sieyuan Electric Co. Ltd., Class A	80,700	1,234,379
Silergy Corp.	82,000	694,140
SITC International Holdings Co. Ltd.	233,000	897,214
Smoore International Holdings Ltd.(a)(b)	329,000	745,498
Spring Airlines Co. Ltd., Class A	80,500	604,027
Sungrow Power Supply Co. Ltd., Class A	192,200	4,368,010
Sunny Optical Technology Group Co. Ltd.	106,200	1,234,614
Sunwoda Electronic Co. Ltd., Class A	175,800	833,443
SUPCON Technology Co. Ltd., Class A	77,202	596,611
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	167,600	1,681,314
Suzhou TFC Optical Communication Co. Ltd., Class A	57,560	1,355,132
TBEA Co. Ltd., Class A	519,753	1,298,033
Tencent Holdings Ltd.	1,179,400	100,501,542
Tencent Music Entertainment Group, Class A	167,300	1,983,629
Tianqi Lithium Corp., Class A*	100,600	671,429

See Notes to Financial Statements.

WisdomTree Trust    9

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE) September 30, 2025
Investments	Shares	Value
Tingyi Cayman Islands Holding Corp.	420,000	$562,490
Tongcheng Travel Holdings Ltd.	255,200	754,409
Tongwei Co. Ltd., Class A*	319,858	1,000,314
Trina Solar Co. Ltd., Class A*	138,445	337,401
Trip.com Group Ltd.	106,370	8,148,234
Vipshop Holdings Ltd., ADR	72,301	1,419,992
Walvax Biotechnology Co. Ltd., Class A	220,300	358,852
Want Want China Holdings Ltd.	1,023,000	695,552
Wens Foodstuff Group Co. Ltd., Class A	764,800	1,996,931
Wingtech Technology Co. Ltd., Class A*	63,270	412,603
WUS Printed Circuit Kunshan Co. Ltd., Class A	189,800	1,956,479
WuXi AppTec Co. Ltd., Class H(a)	63,800	973,351
WuXi AppTec Co. Ltd., Class A	290,073	4,559,430
Wuxi Biologics Cayman, Inc.*(a)	527,000	2,775,752
Xinyi Glass Holdings Ltd.(b)	420,646	487,665
Xinyi Solar Holdings Ltd.(b)	1,307,753	578,206
XPeng, Inc., Class A*	299,200	3,582,140
Yadea Group Holdings Ltd.(a)	576,000	1,026,826
YTO Express Group Co. Ltd., Class A	183,400	472,176
Yum China Holdings, Inc.	75,094	3,291,226
Yutong Bus Co. Ltd., Class A	185,600	708,558
Zai Lab Ltd.*	335,900	1,151,845
Zhejiang Huayou Cobalt Co. Ltd., Class A	140,170	1,296,013
Zhejiang Leapmotor Technology Co. Ltd., Class H*(a)	136,200	1,161,492
Zhejiang NHU Co. Ltd., Class A	243,980	815,731
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	264,400	1,796,573
Zhongji Innolight Co. Ltd., Class A	127,780	7,237,173
ZTO Express Cayman, Inc.	70,512	1,336,759
Total China		532,787,297
Czech Republic – 0.2%
Komercni Banka AS	42,155	2,115,375
Moneta Money Bank AS(a)	202,197	1,615,224
Total Czech Republic		3,730,599
Hong Kong – 0.2%
J&T Global Express Ltd.*	1,064,200	1,337,705
Sino Biopharmaceutical Ltd.	1,643,000	1,718,937
Total Hong Kong		3,056,642
Hungary – 0.3%
MOL Hungarian Oil & Gas PLC	114,979	935,697
OTP Bank Nyrt	57,861	5,007,156
Richter Gedeon Nyrt	30,416	927,530
Total Hungary		6,870,383
India – 20.0%
360 ONE WAM Ltd.	71,607	825,843
Aarti Industries Ltd.	110,691	467,380
ABB India Ltd.	14,543	848,990
ACC Ltd.	25,560	525,284
Adani Energy Solutions Ltd.*	112,528	1,105,462
Adani Enterprises Ltd.	81,497	2,300,104
Investments	Shares	Value
Adani Green Energy Ltd.*	108,121	$1,250,429
Adani Ports & Special Economic Zone Ltd.	192,602	3,044,495
Adani Power Ltd.*	1,172,760	1,910,599
Adani Total Gas Ltd.	76,590	539,390
Ajanta Pharma Ltd.	39,180	1,061,833
Alkem Laboratories Ltd.	12,941	790,696
Amara Raja Energy & Mobility Ltd.	32,911	366,719
Ambuja Cements Ltd.	194,946	1,251,391
Angel One Ltd.	28,878	693,583
Apar Industries Ltd.	5,357	493,896
APL Apollo Tubes Ltd.	61,396	1,165,911
Apollo Hospitals Enterprise Ltd.	36,127	3,014,627
Ashok Leyland Ltd.	1,100,780	1,768,786
Asian Paints Ltd.	122,752	3,248,916
Astral Ltd.	46,799	720,206
AU Small Finance Bank Ltd.(a)	115,318	949,936
Aurobindo Pharma Ltd.	71,703	875,324
Avenue Supermarts Ltd.*(a)	47,345	2,386,426
Axis Bank Ltd.	659,996	8,411,555
Bajaj Auto Ltd.	19,484	1,904,429
Bajaj Finserv Ltd.	113,317	2,560,676
Balkrishna Industries Ltd.	30,337	784,078
Bandhan Bank Ltd.(a)	199,998	365,380
Berger Paints India Ltd.	160,679	932,346
Bharat Forge Ltd.	83,555	1,140,934
Bharti Airtel Ltd.	728,915	15,420,804
Biocon Ltd.	128,562	493,752
Blue Star Ltd.	33,526	710,252
Bosch Ltd.	2,467	1,059,861
Brigade Enterprises Ltd.	39,515	398,783
Britannia Industries Ltd.	35,932	2,424,503
Carborundum Universal Ltd.	27,328	284,595
Castrol India Ltd.	470,293	1,057,446
CG Power & Industrial Solutions Ltd.	195,988	1,635,537
Cipla Ltd.	158,555	2,684,526
Coforge Ltd.	91,980	1,648,184
Colgate-Palmolive India Ltd.	46,635	1,167,283
Computer Age Management Services Ltd.	21,679	917,714
Concord Biotech Ltd.	42,141	782,033
Coromandel International Ltd.	34,283	868,149
Crompton Greaves Consumer Electricals Ltd.	210,570	690,842
Cummins India Ltd.	42,509	1,879,873
Cyient Ltd.	28,037	361,938
Dabur India Ltd.	184,999	1,023,666
Deepak Nitrite Ltd.	22,130	457,386
Delhivery Ltd.*	151,897	769,931
Divi’s Laboratories Ltd.	37,781	2,420,971
Dixon Technologies India Ltd.	9,505	1,747,300
DLF Ltd.	217,061	1,743,064
Dr. Reddy’s Laboratories Ltd.	176,976	2,439,110
Eicher Motors Ltd.	42,762	3,373,954
See Notes to Financial Statements.

10    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE) September 30, 2025
Investments	Shares	Value
Elgi Equipments Ltd.	72,398	$393,184
Emami Ltd.	53,874	326,592
Eternal Ltd.*	1,559,309	5,716,435
Exide Industries Ltd.	121,564	534,990
Federal Bank Ltd.	670,581	1,457,112
Fortis Healthcare Ltd.	211,394	2,308,963
FSN E-Commerce Ventures Ltd.*	336,333	880,259
GE Vernova T&D India Ltd.	37,305	1,243,868
Gland Pharma Ltd.(a)	71,266	1,598,551
Glenmark Pharmaceuticals Ltd.	33,066	727,209
GMR Airports Infrastructure Ltd.*	1,264,630	1,242,001
Godrej Consumer Products Ltd.	113,883	1,496,699
Godrej Properties Ltd.*	40,943	907,869
Grasim Industries Ltd.	106,956	3,320,995
Great Eastern Shipping Co. Ltd.	125,041	1,399,496
Gujarat Fluorochemicals Ltd.	10,889	454,722
Havells India Ltd.	72,572	1,227,668
HCL Technologies Ltd.	293,501	4,578,601
HDFC Asset Management Co. Ltd.(a)	39,881	2,485,018
HDFC Bank Ltd.	3,204,318	34,320,862
HDFC Life Insurance Co. Ltd.(a)	271,028	2,309,067
Hero MotoCorp Ltd.	37,039	2,282,901
HFCL Ltd.	830,199	681,448
Himadri Speciality Chemical Ltd.	84,639	419,960
Hindalco Industries Ltd.	404,455	3,470,873
Hindustan Unilever Ltd.	239,423	6,780,197
Hitachi Energy India Ltd.	3,556	720,942
ICICI Bank Ltd., ADR	669,222	20,230,581
ICICI Lombard General Insurance Co. Ltd.(a)	76,690	1,632,287
ICICI Prudential Life Insurance Co. Ltd.(a)	104,917	703,317
IDFC First Bank Ltd.	1,428,712	1,122,679
Indian Hotels Co. Ltd.	305,373	2,477,343
Indus Towers Ltd.*	337,638	1,303,950
IndusInd Bank Ltd.*	156,858	1,299,454
Info Edge India Ltd.	126,674	1,867,965
Infosys Ltd., ADR(b)	764,235	12,434,103
Inox Wind Ltd.*	302,627	477,993
InterGlobe Aviation Ltd.(a)	50,745	3,197,397
Ipca Laboratories Ltd.	28,260	426,182
IRB Infrastructure Developers Ltd.	1,697,897	787,672
Jindal Stainless Ltd.	113,346	941,797
Jindal Steel Ltd.	106,045	1,270,492
JSW Energy Ltd.	156,412	935,156
JSW Steel Ltd.	271,579	3,495,187
Jubilant Foodworks Ltd.	105,090	730,752
Kalpataru Projects International Ltd.	25,787	364,433
Kalyan Jewellers India Ltd.	79,821	408,415
Kaynes Technology India Ltd.*	8,893	706,322
KEC International Ltd.	142,517	1,401,193
KEI Industries Ltd.	17,749	812,060
Kotak Mahindra Bank Ltd.	297,170	6,669,433
KPIT Technologies Ltd.	51,419	635,696
Investments	Shares	Value
Larsen & Toubro Ltd.	184,059	$7,585,104
Laurus Labs Ltd.(a)	164,064	1,555,479
Linde India Ltd.	5,479	385,399
Lloyds Metals & Energy Ltd.	99,695	1,375,471
Lodha Developers Ltd.(a)	77,765	994,782
LTIMindtree Ltd.(a)	27,295	1,585,493
Lupin Ltd.	83,287	1,792,867
Mahindra & Mahindra Ltd.	254,184	9,810,799
Mankind Pharma Ltd.	22,194	608,838
Marico Ltd.	169,229	1,329,226
Maruti Suzuki India Ltd.	36,503	6,589,873
Max Financial Services Ltd.*	82,685	1,467,565
Max Healthcare Institute Ltd.	243,768	3,060,390
Motherson Sumi Wiring India Ltd.	2,334,387	1,201,783
Mphasis Ltd.	33,635	1,005,693
MRF Ltd.	955	1,568,421
Multi Commodity Exchange of India Ltd.	11,816	1,037,491
NCC Ltd.	117,178	273,951
Nestle India Ltd.	221,704	2,878,772
Neuland Laboratories Ltd.	4,618	759,622
Oberoi Realty Ltd.	29,230	520,841
One 97 Communications Ltd.*	95,930	1,214,187
Oracle Financial Services Software Ltd.	6,652	629,548
Page Industries Ltd.	2,479	1,135,933
Patanjali Foods Ltd.	82,230	533,266
PB Fintech Ltd.*	96,778	1,855,147
Persistent Systems Ltd.	34,278	1,861,786
Phoenix Mills Ltd.	57,332	1,004,406
PI Industries Ltd.	27,124	1,073,336
Pidilite Industries Ltd.	85,338	1,410,947
Piramal Pharma Ltd.	493,054	1,061,533
Polycab India Ltd.	12,901	1,058,655
Prestige Estates Projects Ltd.	46,367	788,600
Radico Khaitan Ltd.	25,562	831,417
RBL Bank Ltd.(a)	680,427	2,124,688
Reliance Industries Ltd., GDR(a)	476,130	29,043,930
Reliance Power Ltd.*	1,268,281	633,649
Samvardhana Motherson International Ltd.	1,212,391	1,442,628
Schaeffler India Ltd.	10,011	474,545
Shree Cement Ltd.	4,379	1,443,330
Siemens Energy India Ltd.*	27,297	1,055,372
Siemens Ltd.	27,705	976,413
Solar Industries India Ltd.	7,353	1,103,587
Sona Blw Precision Forgings Ltd.(a)	103,718	480,983
SRF Ltd.	41,429	1,317,497
Sun Pharmaceutical Industries Ltd.	299,913	5,385,269
Supreme Industries Ltd.	20,643	981,039
Suzlon Energy Ltd.*	3,368,064	2,088,237
Tata Chemicals Ltd.	30,775	318,829
Tata Communications Ltd.	38,724	703,619
Tata Consultancy Services Ltd.	255,598	8,314,896
Tata Consumer Products Ltd.	189,934	2,415,762

See Notes to Financial Statements.

WisdomTree Trust    11

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE) September 30, 2025
Investments	Shares	Value
Tata Elxsi Ltd.	11,334	$667,233
Tata Motors Ltd.	496,322	3,802,264
Tata Power Co. Ltd.	437,192	1,913,696
Tata Steel Ltd.	2,271,724	4,318,102
Tech Mahindra Ltd.	198,732	3,134,231
Thermax Ltd.	9,475	338,315
Timken India Ltd.	24,365	825,963
Titan Co. Ltd.	111,312	4,221,115
Torrent Pharmaceuticals Ltd.	41,840	1,697,939
Torrent Power Ltd.	53,331	732,133
Trent Ltd.	52,359	2,758,336
Tube Investments of India Ltd.	34,357	1,198,275
TVS Motor Co. Ltd.	69,937	2,708,590
UltraTech Cement Ltd.	32,720	4,503,992
United Spirits Ltd.	122,648	1,829,317
UNO Minda Ltd.	51,229	749,377
UPL Ltd.	140,685	1,039,109
Varun Beverages Ltd.	352,156	1,759,813
Vedanta Ltd.	425,617	2,232,855
Voltas Ltd.	72,963	1,112,252
Whirlpool of India Ltd.	40,041	537,195
Wipro Ltd.	879,089	2,369,980
Zee Entertainment Enterprises Ltd.	313,701	397,016
Zydus Lifesciences Ltd.	74,691	825,995
Total India		413,609,409
Indonesia – 1.5%
Amman Mineral Internasional PT*	4,857,500	2,105,937
Astra International Tbk. PT	7,891,600	2,734,713
Bank Central Asia Tbk. PT	21,282,800	9,737,855
Barito Pacific Tbk. PT*	12,180,166	2,740,811
Barito Renewables Energy Tbk. PT	6,487,600	3,649,640
Bumi Resources Tbk. PT*	50,707,300	453,369
Chandra Asri Pacific Tbk. PT	4,899,200	2,271,006
Charoen Pokphand Indonesia Tbk. PT	2,962,900	828,510
GoTo Gojek Tokopedia Tbk. PT*	287,857,500	932,752
Indah Kiat Pulp & Paper Tbk. PT	1,340,900	591,396
Indofood CBP Sukses Makmur Tbk. PT	978,800	556,503
Indofood Sukses Makmur Tbk. PT	2,094,600	908,100
Indosat Tbk. PT	3,867,700	406,149
Kalbe Farma Tbk. PT	8,265,400	560,450
Merdeka Copper Gold Tbk. PT*	4,264,100	539,889
Pantai Indah Kapuk Dua Tbk. PT	696,300	584,950
Sarana Menara Nusantara Tbk. PT	11,211,700	393,570
Sumber Alfaria Trijaya Tbk. PT	6,884,000	797,247
United Tractors Tbk. PT	622,000	999,343
Total Indonesia		31,792,190
Malaysia – 1.2%
Genting Malaysia Bhd.	2,224,800	1,110,153
Hartalega Holdings Bhd.	1,314,800	365,526
Hong Leong Bank Bhd.	642,208	3,131,308
Investments	Shares	Value
Mr. DIY Group M Bhd.(a)	3,178,100	$1,238,466
Nestle Malaysia Bhd.	41,500	948,825
PPB Group Bhd.	275,600	667,963
Press Metal Aluminium Holdings Bhd.	3,367,100	4,728,421
QL Resources Bhd.	1,508,137	1,555,261
Sunway Bhd.	1,708,600	2,293,832
Top Glove Corp. Bhd.*	3,677,600	506,833
United Plantations Bhd.	248,850	1,358,815
YTL Corp. Bhd.	4,867,680	3,215,433
YTL Power International Bhd.	2,632,200	2,633,138
Zetrix Ai Bhd.	4,165,600	841,335
Total Malaysia		24,595,309
Mexico – 2.3%
Alfa SAB de CV, Class A	1,120,645	897,372
America Movil SAB de CV, Series B	4,040,116	4,224,684
Arca Continental SAB de CV	144,012	1,508,424
Banco del Bajio SA(a)	228,028	573,662
Cemex SAB de CV, Series CPO	3,711,103	3,319,901
Coca-Cola Femsa SAB de CV	153,262	1,270,321
Controladora Alpek SAB de CV*	1,120,645	185,220
Corp. Inmobiliaria Vesta SAB de CV	352,967	998,108
Fibra Uno Administracion SA de CV	839,222	1,235,544
Fomento Economico Mexicano SAB de CV	425,092	4,187,501
Gruma SAB de CV, Class B	45,673	847,015
Grupo Aeroportuario del Centro Norte SAB de CV	82,251	1,063,240
Grupo Aeroportuario del Pacifico SAB de CV, Class B	108,959	2,572,936
Grupo Aeroportuario del Sureste SAB de CV, Class B	49,022	1,581,459
Grupo Bimbo SAB de CV, Series A	388,827	1,379,480
Grupo Carso SAB de CV, Series A1	160,093	1,141,981
Grupo Financiero Banorte SAB de CV, Class O	558,453	5,619,714
Grupo Financiero Inbursa SAB de CV, Class O	560,857	1,540,693
Grupo Mexico SAB de CV, Series B	715,322	6,232,169
Grupo Televisa SAB, Series CPO	641,449	345,348
Industrias Penoles SAB de CV*	41,644	1,859,300
Kimberly-Clark de Mexico SAB de CV, Class A	386,572	816,899
Prologis Property Mexico SA de CV	210,718	861,837
Wal-Mart de Mexico SAB de CV	1,073,808	3,313,532
Total Mexico		47,576,340
Philippines – 0.5%
ACEN Corp.	2,558,800	103,319
Ayala Corp.	84,430	700,392
Ayala Land, Inc.	1,535,100	642,263
Bank of the Philippine Islands	575,747	1,137,644
BDO Unibank, Inc.	508,473	1,161,101
International Container Terminal Services, Inc.	235,060	1,904,713
JG Summit Holdings, Inc.	878,040	346,992
Jollibee Foods Corp.	113,320	416,675
Metropolitan Bank & Trust Co.	655,610	766,005

See Notes to Financial Statements.

12    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE) September 30, 2025
Investments	Shares	Value
Monde Nissin Corp.(a)	710,000	$81,491
SM Investments Corp.	150,745	1,903,738
SM Prime Holdings, Inc.	2,919,200	1,126,049
Universal Robina Corp.	94,100	114,634
Total Philippines		10,405,016
Poland – 1.2%
Alior Bank SA	41,699	1,179,298
Allegro.eu SA*(a)	279,294	2,740,320
Asseco Poland SA	20,145	1,112,796
Bank Millennium SA*	254,401	1,012,597
Bank Polska Kasa Opieki SA	79,657	3,835,902
Budimex SA	6,319	886,926
CCC SA*(b)	22,572	1,130,513
CD Projekt SA	31,876	2,376,741
Dino Polska SA*(a)	214,330	2,584,709
Grupa Kety SA	4,024	1,023,789
LPP SA	550	2,680,376
mBank SA*(b)	6,297	1,562,165
Santander Bank Polska SA	17,028	2,219,176
Total Poland		24,345,308
Romania – 0.1%
NEPI Rockcastle NV*	223,633	1,792,564
Russia – 0.0%
Evraz PLC*^	757,034	0
HeadHunter Group PLC, ADR*^	35,535	0
LUKOIL PJSC*^	383,480	0
LUKOIL PJSC, ADR*^	91,105	0
Magnitogorsk Iron & Steel Works PJSC, GDR*^(c)	101,979	0
Mobile TeleSystems PJSC, ADR*^	777,676	0
Novatek PJSC^	1,138,580	0
Novolipetsk Steel PJSC*^	948,540	0
Ozon Holdings PLC, ADR*^	43,104	0
PhosAgro PJSC*^	43,175	0
PhosAgro PJSC, GDR*^(c)	835	0
Polyus PJSC*^	375,930	0
Severstal PAO, GDR*^(c)	123,722	0
Sistema AFK PAO*^	4,256,200	0
Surgutneftegas PAO*^	7,201,040	0
VK IPJSC, GDR*^	167,707	0
X5 Retail Group NV, GDR*^(c)	166,238	0
Total Russia		0
Saudi Arabia – 4.0%
Abdullah Al Othaim Markets Co.	292,058	603,554
Advanced Petrochemical Co.*	88,600	837,757
Al Rajhi Bank	1,315,512	37,604,097
Al Rajhi Co. for Co.-operative Insurance*(b)	33,502	1,083,620
Aldrees Petroleum & Transport Services Co.	30,780	1,028,408
Alinma Bank(b)	828,954	5,923,942
Almarai Co. JSC	114,520	1,536,013
Arabian Centres Co.(a)	150,927	911,953
Astra Industrial Group(b)	24,091	892,925
Investments	Shares	Value
Bank AlBilad	495,158	$3,807,892
Bank Al-Jazira*	475,052	1,623,958
Bupa Arabia for Cooperative Insurance Co.(b)	15,072	662,731
Dallah Healthcare Co.(b)	19,327	776,646
Dar Al Arkan Real Estate Development Co.*(b)	369,416	1,964,203
Dr. Sulaiman Al Habib Medical Services Group Co.	67,496	4,859,453
Etihad Etisalat Co.	244,144	4,397,613
Jamjoom Pharmaceuticals Factory Co.	15,282	642,217
Jarir Marketing Co.	339,854	1,264,189
Leejam Sports Co. JSC(b)	14,643	558,357
Mobile Telecommunications Co. Saudi Arabia(b)	332,644	989,896
Mouwasat Medical Services Co.(b)	63,810	1,253,162
Nahdi Medical Co.(b)	32,478	1,030,580
National Co. for Learning & Education(b)	14,352	608,110
National Gas & Industrialization Co.	24,647	542,205
National Medical Care Co.(b)	14,057	660,831
Riyadh Cables Group Co.	32,798	1,110,700
Sahara International Petrochemical Co.(b)	221,479	1,204,782
Saudi Awwal Bank	241,573	2,066,466
Saudi Chemical Co. Holding(b)	286,888	554,621
Saudi Research & Media Group*(b)	24,949	1,214,120
Saudia Dairy & Foodstuff Co.(b)	10,905	785,118
Savola Group*(b)	101,302	669,908
Total Saudi Arabia		83,670,027
South Africa – 3.0%
Absa Group Ltd.	281,248	2,952,106
African Rainbow Minerals Ltd.	88,873	955,620
Capitec Bank Holdings Ltd.	29,995	6,039,857
Clicks Group Ltd.	74,242	1,516,641
Discovery Ltd.	204,308	2,332,919
Exxaro Resources Ltd.	77,476	809,136
FirstRand Ltd.	1,747,541	7,866,340
Harmony Gold Mining Co. Ltd.	208,792	3,810,477
Impala Platinum Holdings Ltd.	283,130	3,619,436
Investec Ltd.	130,124	966,323
Kumba Iron Ore Ltd.	63,273	1,191,377
Momentum Group Ltd.	668,729	1,270,982
Mr. Price Group Ltd.	80,565	951,230
MultiChoice Group*	141,202	1,024,937
Nedbank Group Ltd.	152,918	1,892,363
Old Mutual Ltd.	1,966,730	1,521,858
Pepkor Holdings Ltd.(a)	688,663	970,375
Sanlam Ltd.	525,668	2,546,911
Sappi Ltd.	168,575	225,907
Shoprite Holdings Ltd.	148,226	2,354,175
Sibanye Stillwater Ltd.*	908,273	2,594,915
Standard Bank Group Ltd.	442,317	6,060,531
Tiger Brands Ltd.	44,728	800,476
Valterra Platinum Ltd.	81,524	5,837,548
Vodacom Group Ltd.	193,445	1,494,525
Woolworths Holdings Ltd.	278,035	810,455
Total South Africa		62,417,420

See Notes to Financial Statements.

WisdomTree Trust    13

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE) September 30, 2025
Investments	Shares	Value
South Korea – 11.3%
Alteogen, Inc.*	10,085	$3,292,064
Amorepacific Corp.	8,415	733,512
Celltrion, Inc.	38,030	4,700,048
CJ CheilJedang Corp.	7,474	1,227,866
CosmoAM&T Co. Ltd.*	2,956	81,640
Coway Co. Ltd.	15,936	1,118,774
DB Insurance Co. Ltd.	12,936	1,276,958
Doosan Bobcat, Inc.*	20,008	791,450
Doosan Enerbility Co. Ltd.*	110,844	4,953,436
Ecopro BM Co. Ltd.*	13,076	1,053,126
Ecopro Co. Ltd.	24,427	826,101
Ecopro Materials Co. Ltd.*	6,245	210,533
Enchem Co. Ltd.*	4,877	248,882
GS Holdings Corp.	37,270	1,220,595
Hana Financial Group, Inc.	67,550	4,198,254
Hanjin Kal Corp.	9,687	693,877
Hanmi Semiconductor Co. Ltd.	13,639	938,073
Hanwha Solutions Corp.	32,979	671,074
HD Hyundai Co. Ltd.	15,753	1,744,782
HD Hyundai Heavy Industries Co. Ltd.	5,351	1,964,125
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	11,686	3,423,218
HLB, Inc.*	27,698	749,181
HYBE Co. Ltd.*	6,395	1,212,409
Hyundai Glovis Co. Ltd.	13,677	1,612,327
Hyundai Motor Co.	32,887	5,039,525
Hyundai Rotem Co. Ltd.	14,872	2,321,348
Hyundai Steel Co.	45,976	1,112,494
Kakao Corp.	73,718	3,131,458
KakaoBank Corp.	87,351	1,478,626
KB Financial Group, Inc.	86,512	7,121,725
Korea Investment Holdings Co. Ltd.	16,474	1,702,527
Korea Zinc Co. Ltd.	2,487	1,632,534
Korean Air Lines Co. Ltd.	48,155	780,818
Krafton, Inc.*	8,529	1,778,078
KT Corp.	40,061	1,441,916
KT&G Corp.	28,151	2,680,570
Kumho Petrochemical Co. Ltd.	13,386	996,043
L&F Co. Ltd.*	5,159	273,200
LG Chem Ltd.	10,990	2,177,556
LG Corp.	23,872	1,225,034
LG Display Co. Ltd.*	109,407	1,123,663
LG Electronics, Inc.	28,433	1,532,044
LG Energy Solution Ltd.*	10,046	2,488,140
LG H&H Co. Ltd.	2,478	505,120
LG Innotek Co. Ltd.	4,411	590,418
LIG Nex1 Co. Ltd.	3,183	1,163,807
LS Corp.	8,384	997,917
LS Electric Co. Ltd.	4,597	932,145
Meritz Financial Group, Inc.	21,704	1,755,749
Investments	Shares	Value
NAVER Corp.	35,498	$6,793,210
NCSoft Corp.	2,986	459,696
Posco DX Co. Ltd.	7,121	106,583
POSCO Future M Co. Ltd.*	7,802	797,967
POSCO Holdings, Inc.	17,737	3,489,122
Posco International Corp.	20,129	695,093
Samsung Biologics Co. Ltd.*(a)	4,684	3,328,426
Samsung E&A Co. Ltd.	36,125	690,032
Samsung Electro-Mechanics Co. Ltd.	14,595	2,012,852
Samsung Electronics Co. Ltd.	1,184,466	70,829,049
Samsung Fire & Marine Insurance Co. Ltd.	9,012	2,900,052
Samsung Heavy Industries Co. Ltd.*	205,058	3,200,720
Samsung Life Insurance Co. Ltd.	26,689	2,978,866
Samsung SDI Co. Ltd.	11,799	1,723,955
Samsung SDS Co. Ltd.	9,860	1,153,923
Samyang Foods Co. Ltd.	1,274	1,388,365
Shinhan Financial Group Co. Ltd.	124,695	6,292,296
SK Biopharmaceuticals Co. Ltd.*	7,606	549,694
SK Hynix, Inc.	125,732	31,140,636
SK Innovation Co. Ltd.	14,610	1,046,509
SK Telecom Co. Ltd.	25,466	985,570
SK, Inc.	9,893	1,480,724
SKC Co. Ltd.*	4,251	306,316
S-Oil Corp.*	20,250	900,609
Woori Financial Group, Inc.	177,374	3,280,607
Yuhan Corp.	14,779	1,254,538
Total South Korea		234,710,170
Taiwan – 22.1%
Accton Technology Corp.	150,000	5,143,054
Acer, Inc.(b)	805,000	817,467
Advantech Co. Ltd.	174,072	1,821,936
Alchip Technologies Ltd.	21,000	2,387,460
ASE Technology Holding Co. Ltd.(b)	903,062	4,859,314
Asia Vital Components Co. Ltd.	88,000	2,832,469
ASMedia Technology, Inc.	9,000	437,037
Asustek Computer, Inc.	209,000	4,601,319
AUO Corp.*(b)	2,375,200	1,063,767
Bizlink Holding, Inc.	50,490	1,706,303
Cathay Financial Holding Co. Ltd.(b)	2,364,425	5,089,123
Cheng Shin Rubber Industry Co. Ltd.	666,000	822,721
Chicony Electronics Co. Ltd.	170,000	769,736
Chroma ATE, Inc.(b)	114,000	2,165,693
Chung-Hsin Electric & Machinery Manufacturing Corp.	134,000	683,673
Compal Electronics, Inc.(b)	1,132,000	1,203,386
Compeq Manufacturing Co. Ltd.	262,000	630,973
CTBC Financial Holding Co. Ltd.	4,767,672	6,710,845
Delta Electronics, Inc.	497,500	13,940,055
E.Sun Financial Holding Co. Ltd.	3,640,105	3,983,119
Eclat Textile Co. Ltd.	80,000	1,150,994
Elite Material Co. Ltd.	90,000	3,617,363
See Notes to Financial Statements.

14    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE) September 30, 2025
Investments	Shares	Value
Eva Airways Corp.	807,000	$1,008,816
Far Eastern International Bank	1,174,366	479,718
Far Eastern New Century Corp.	1,160,080	1,058,148
Far EasTone Telecommunications Co. Ltd.	520,000	1,508,235
Faraday Technology Corp.	37,780	196,474
Feng TAY Enterprise Co. Ltd.	210,320	848,788
First Financial Holding Co. Ltd.	1,940,755	1,900,766
Formosa Petrochemical Corp.	329,000	438,264
Formosa Plastics Corp.(b)	1,025,000	1,296,468
Fortune Electric Co. Ltd.(b)	62,370	1,188,955
Fubon Financial Holding Co. Ltd.(b)	2,369,978	6,866,234
Giant Manufacturing Co. Ltd.	120,853	376,303
Gigabyte Technology Co. Ltd.(b)	149,000	1,461,743
Global Unichip Corp.	21,000	923,289
Gold Circuit Electronics Ltd.	110,000	1,571,790
Great Wall Enterprise Co. Ltd.	592	1,006
Highwealth Construction Corp.(b)	541,800	715,514
Hiwin Technologies Corp.(b)	99,752	705,314
Hon Hai Precision Industry Co. Ltd.	2,789,068	19,766,346
Hotai Motor Co. Ltd.	128,880	2,507,574
Innolux Corp.	1,991,726	941,035
Inventec Corp.(b)	805,000	1,208,372
Jentech Precision Industrial Co. Ltd.	24,000	1,897,762
KGI Financial Holding Co. Ltd.	3,654,180	1,792,440
King Slide Works Co. Ltd.	20,000	2,158,934
King Yuan Electronics Co. Ltd.	261,000	1,404,423
Largan Precision Co. Ltd.	28,000	2,158,934
Lien Hwa Industrial Holdings Corp.	410,016	655,154
Lite-On Technology Corp., ADR	511,000	2,892,168
Lotes Co. Ltd.(b)	27,271	1,382,430
Makalot Industrial Co. Ltd.(b)	74,460	708,491
MediaTek, Inc.	359,000	15,489,369
Micro-Star International Co. Ltd.(b)	262,000	997,178
momo.com, Inc.(b)	108,803	862,126
Nan Ya Plastics Corp.(b)	1,350,000	1,747,408
Nanya Technology Corp.*	217,000	519,752
Nien Made Enterprise Co. Ltd.	61,000	849,613
Novatek Microelectronics Corp.(b)	195,000	2,728,772
Pegatron Corp.	592,000	1,375,208
PharmaEssentia Corp.(b)	106,531	1,800,104
Pou Chen Corp.	899,000	850,979
Powerchip Semiconductor Manufacturing Corp.*	283,000	235,849
Powertech Technology, Inc.	118,000	565,260
President Chain Store Corp.(b)	167,000	1,358,882
Qisda Corp.^	558,000	551,995
Quanta Computer, Inc.(b)	716,000	6,812,783
Realtek Semiconductor Corp.(b)	131,000	2,364,000
Ruentex Development Co. Ltd.	496,300	482,003
Shanghai Commercial & Savings Bank Ltd.	1,575,159	2,173,221
Shihlin Electric & Engineering Corp.(b)	96,000	573,266
SinoPac Financial Holdings Co. Ltd.(b)	4,725,249	3,875,951
Synnex Technology International Corp.	479,000	993,267
Investments	Shares	Value
TA Chen Stainless Pipe	275,711	$348,280
Taiwan Mobile Co. Ltd.	386,000	1,380,471
Taiwan Semiconductor Manufacturing Co. Ltd.	5,681,000	243,247,752
Tatung Co. Ltd.	468,350	595,464
TCC Group Holdings Co. Ltd.	1,923,000	1,514,273
Tripod Technology Corp.	148,000	1,459,216
TS Financial Holding Co. Ltd.	7,160,117	4,228,693
Unimicron Technology Corp.	332,000	1,650,305
Uni-President Enterprises Corp.	1,168,160	3,004,913
United Integrated Services Co. Ltd.	51,000	1,499,311
United Microelectronics Corp.(b)	2,789,000	4,168,218
Voltronic Power Technology Corp.	22,000	669,138
Walsin Lihwa Corp.(b)	971,415	827,096
Winbond Electronics Corp.*(b)	1,182,904	1,321,540
Wistron Corp.	739,000	3,406,703
Wiwynn Corp.	32,000	3,480,543
WPG Holdings Ltd.	499,000	1,082,220
WT Microelectronics Co. Ltd.	197,000	908,147
Yageo Corp.	544,112	3,034,945
Yuanta Financial Holding Co. Ltd.	3,292,751	3,765,089
Zhen Ding Technology Holding Ltd.(b)	175,000	953,147
Total Taiwan		458,210,145
Thailand – 1.4%
Advanced Info Service PCL, NVDR	446,100	4,006,021
Bumrungrad Hospital PCL, NVDR	190,800	1,033,341
Central Pattana PCL, NVDR	904,600	1,563,265
Central Retail Corp. PCL, NVDR(b)	1,082,983	731,903
CP ALL PCL, NVDR(b)	1,660,000	2,420,460
Delta Electronics Thailand PCL, NVDR(b)	1,520,400	7,436,612
Gulf Development PCL, NVDR*	2,878,695	3,864,318
Home Product Center PCL, NVDR(b)	1,565,700	359,959
Indorama Ventures PCL, NVDR	845,100	584,176
Kasikornbank PCL, NVDR	264,000	1,364,604
Minor International PCL, NVDR	1,389,200	990,295
Tisco Financial Group PCL, NVDR	611,600	1,925,110
True Corp. PCL, NVDR*	6,019,793	1,931,981
Total Thailand		28,212,045
Turkey – 0.6%
Akbank TAS	974,733	1,469,818
BIM Birlesik Magazalar AS	135,941	1,768,716
Coca-Cola Icecek AS(b)	416,087	460,312
Ford Otomotiv Sanayi AS	178,800	425,924
Haci Omer Sabanci Holding AS	495,343	1,034,037
KOC Holding AS(b)	403,863	1,679,343
Turkcell Iletisim Hizmetleri AS	478,876	1,126,923
Turkiye Garanti Bankasi AS	265,628	893,082
Turkiye Is Bankasi AS, Class C	2,754,595	937,399
Turkiye Petrol Rafinerileri AS	284,975	1,278,191
Turkiye Sise ve Cam Fabrikalari AS(b)	483,436	433,901
Yapi ve Kredi Bankasi AS*	1,139,290	929,943
Total Turkey		12,437,589

See Notes to Financial Statements.

WisdomTree Trust    15

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE) September 30, 2025
Investments	Shares	Value
United States – 0.0%
Legend Biotech Corp., ADR*	16,964	$553,196
TOTAL COMMON STOCKS (Cost: $1,413,115,200)		2,078,790,246
PREFERRED STOCKS – 0.0%
India – 0.0%
TVS Motor Co. Ltd., 6.00%^ (Cost: $0)	279,748	31,507
RIGHTS – 0.0%
China – 0.0%
Kangmei Pharmaceutical Co. Ltd.*^ (Cost: $0)	13,832	0
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(d) (Cost: $231,166)	231,166	231,166
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.5%
United States – 3.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(d)	55,813,522	55,813,522
WisdomTree Government Money Market Digital Fund, 3.97%(d)(e)	15,600,000	15,600,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $71,413,522)		71,413,522
TOTAL INVESTMENTS IN SECURITIES – 103.9% (Cost: $1,484,759,888)		2,150,466,441
Other Liabilities less Assets – (3.9)%		(81,138,462)
NET ASSETS – 100.0%		$2,069,327,979

*     Non-income producing security.

^      This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $583,502, which represents 0.0% of net assets.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at September 30, 2025 (See Note 2). At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $73,744,402 and the total market value of the collateral held by the Fund was $78,481,248. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,067,726.

(c)   This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)  Rate shown represents annualized 7-day yield as of September 30, 2025.

(e)   Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

ABBREVIATIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2025	Securities Lending Income
WisdomTree Government Money Market Digital Fund	$—	$48,700,000	$33,100,000	$—	$—	$15,600,000	$274,672

See Notes to Financial Statements.

16    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE) September 30, 2025

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Taiwan	$457,658,150	$—	$551,995*	$458,210,145
Russia	—	—	0*	0
Other	1,620,580,101	—	—	1,620,580,101
Preferred Stocks	—	—	31,507*	31,507
Rights	—	—	0*	0
Mutual Fund	—	231,166	—	231,166
Investment of Cash Collateral for Securities Loaned	—	71,413,522	—	71,413,522
Total Investments in Securities	$2,078,238,251	$71,644,688	$583,502	$2,150,466,441

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Financial Statements.

WisdomTree Trust    17

Schedule of Investments (unaudited) WisdomTree Emerging Markets High Dividend Fund (DEM) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 99.5%
Brazil – 11.5%
Allos SA	1,298,553	$6,298,246
Alupar Investimento SA	652,329	3,918,469
Ambev SA	7,187,507	16,316,992
Armac Locacao Logistica E Servicos SA	1,421,628	990,365
Banco do Brasil SA	6,661,581	27,631,761
BB Seguridade Participacoes SA	340,713	2,127,877
Boa Safra Sementes SA	722,196	1,448,311
Cia de Saneamento de Minas Gerais Copasa MG	923,169	5,978,744
Cia de Sanena do Parana	1,000,096	6,957,696
CPFL Energia SA	1,024,661	7,580,746
CSN Mineracao SA	3,105,043	3,224,247
Cury Construtora & Incorporadora SA	937,812	6,087,664
Cyrela Brazil Realty SA Empreendimentos & Participacoes	954,469	5,502,192
Engie Brasil Energia SA	924,633	7,066,418
Even Construtora & Incorporadora SA	1,441,597	2,124,952
Fleury SA	1,329,211	4,028,404
Grendene SA	2,850,286	2,788,442
Hypera SA	965,617	4,121,354
JHSF Participacoes SA	3,809,937	4,628,685
Klabin SA	1,946,006	6,591,985
Mahle Metal Leve SA	568,425	2,914,945
Neoenergia SA	986,243	5,314,977
Odontoprev SA	1,894,897	4,710,957
Petroleo Brasileiro SA - Petrobras	11,191,283	70,986,384
SLC Agricola SA	954,345	2,940,692
Tegma Gestao Logistica SA	512,030	3,338,187
TIM SA	2,606,800	11,503,000
Transmissora Alianca de Energia Eletrica SA	1,234,411	8,497,434
Vale SA	10,764,843	116,389,793
Vamos Locacao de Caminhoes Maquinas & Equipamentos SA	3,198,340	2,071,950
Vibra Energia SA	2,611,227	12,056,984
Wilson Sons SA	1,143,024	3,917,002
Total Brazil		370,055,855
Chile – 1.4%
Aguas Andinas SA, Class A	12,706,737	4,823,445
Banco de Chile	37,982,200	5,766,783
Banco Santander Chile	50,780,943	3,363,057
Cencosud Shopping SA	1,929,370	4,314,644
Colbun SA	32,366,228	5,116,755
Empresas CMPC SA	3,030,132	4,466,990
Enel Chile SA	113,068,595	8,748,736
Quinenco SA	1,094,703	4,838,554
SMU SA	21,257,361	3,548,697
Total Chile		44,987,661
China – 25.3%
Agricultural Bank of China Ltd., Class H	28,815,000	19,443,570
Anhui Conch Cement Co. Ltd., Class H	2,087,500	6,305,106
Investments	Shares	Value
Anhui Expressway Co. Ltd., Class H	2,536,000	$3,728,837
Bank of Beijing Co. Ltd., Class A	2,358,649	1,823,408
Bank of Chengdu Co. Ltd., Class A	250,000	605,059
Bank of China Ltd., Class H	109,796,000	60,116,570
Bank of Chongqing Co. Ltd., Class H	1,746,500	1,649,886
Bank of Communications Co. Ltd., Class A	4,196,200	3,956,347
Bank of Communications Co. Ltd., Class H	22,638,000	18,999,812
Bank of Jiangsu Co. Ltd., Class A	8,879,870	12,496,155
Bank of Nanjing Co. Ltd., Class A	1,708,800	2,620,477
Bank of Shanghai Co. Ltd., Class A	1,958,002	2,461,444
Beijing Jingneng Clean Energy Co. Ltd., Class H	10,404,000	3,383,132
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	408,200	705,590
Bestsun Energy Co. Ltd., Class A	2,247,400	1,201,363
Bros Eastern Co. Ltd., Class A	355,500	268,343
Canny Elevator Co. Ltd., Class A	1,105,400	1,026,707
China Cinda Asset Management Co. Ltd., Class H	2,124,000	371,271
China CITIC Bank Corp. Ltd., Class H	10,327,000	8,879,702
China Coal Energy Co. Ltd., Class H	4,619,000	5,515,206
China Communications Services Corp. Ltd., Class H	6,744,000	3,987,250
China Construction Bank Corp., Class A	1,395,500	1,685,784
China Construction Bank Corp., Class H	149,311,054	143,546,178
China Datang Corp. Renewable Power Co. Ltd., Class H	9,165,000	3,215,831
China East Education Holdings Ltd.*(a)	5,569,500	5,468,996
China Everbright Bank Co. Ltd., Class H	4,585,000	1,909,336
China Feihe Ltd.(a)	7,445,000	3,827,567
China Galaxy Securities Co. Ltd., Class H	728,500	1,108,611
China Hongqiao Group Ltd.	6,561,500	22,280,966
China Lesso Group Holdings Ltd., Class L	4,746,000	2,976,772
China Lilang Ltd.	3,940,000	1,802,787
China Merchants Bank Co. Ltd., Class H	2,336,000	14,039,299
China Merchants Bank Co. Ltd., Class A	11,082,217	62,832,504
China Minsheng Banking Corp. Ltd., Class A	1,847,400	1,031,604
China Pacific Insurance Group Co. Ltd., Class H	514,600	2,049,035
China Railway Group Ltd., Class H	7,636,000	3,857,061
China Railway Signal & Communication Corp. Ltd., Class H(a)	6,836,000	3,066,377
China Shenhua Energy Co. Ltd., Class H	7,185,000	34,353,247
China Shenhua Energy Co. Ltd., Class A	2,575,400	13,911,511
China Suntien Green Energy Corp. Ltd., Class H	6,380,000	3,485,039
China XLX Fertiliser Ltd.	4,632,000	4,721,063
Chlitina Holding Ltd.	559,000	1,907,474
Chongqing Rural Commercial Bank Co. Ltd., Class H	2,222,000	1,716,392
Chongqing Rural Commercial Bank Co. Ltd., Class A	968,100	895,106
CIMC Enric Holdings Ltd.	2,786,000	2,878,957
CITIC Ltd.	11,692,000	17,161,411
COFCO Sugar Holding Co. Ltd., Class A	416,800	932,733

See Notes to Financial Statements.

18 WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets High Dividend Fund (DEM) September 30, 2025
Investments	Shares	Value
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(b)	2,944,000	$3,413,048
CSPC Pharmaceutical Group Ltd.	10,962,000	13,201,627
Daqin Railway Co. Ltd., Class A	2,015,900	1,665,916
EEKA Fashion Holdings Ltd.*	2,225,500	2,159,597
ENN Energy Holdings Ltd.	1,186,600	9,814,111
Ever Sunshine Services Group Ltd.	8,636,000	2,009,043
Focus Media Information Technology Co. Ltd., Class A	2,185,400	2,471,353
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	872,000	2,040,913
Haidilao International Holding Ltd.(a)(b)	3,132,000	5,402,221
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	181,200	749,216
Henan Shuanghui Investment & Development Co. Ltd., Class A	511,000	1,773,738
Hengan International Group Co. Ltd.	1,445,000	4,717,367
Huadian Power International Corp. Ltd., Class H	5,930,000	3,193,499
Huaibei Mining Holdings Co. Ltd., Class A	516,800	894,035
Huaneng Power International, Inc., Class H	7,868,000	5,481,024
Huatai Securities Co. Ltd., Class H(a)	406,600	1,075,501
Huaxia Bank Co. Ltd., Class A	1,317,800	1,216,590
Huaxin Cement Co. Ltd., Class H(b)	1,928,800	3,889,629
Industrial & Commercial Bank of China Ltd., Class H	96,876,823	71,470,999
Industrial Bank Co. Ltd., Class A	10,612,400	29,555,818
Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	156,800	140,578
Jiangsu Expressway Co. Ltd., Class H	4,045,727	4,690,306
Jiangzhong Pharmaceutical Co. Ltd., Class A	139,000	427,683
JNBY Design Ltd.	1,618,500	3,813,057
Kinetic Development Group Ltd.(b)	15,004,000	2,526,251
Livzon Pharmaceutical Group, Inc., Class H	772,900	3,439,129
Luolai Lifestyle Technology Co. Ltd., Class A	505,800	570,563
Metallurgical Corp. of China Ltd., Class H(b)	10,688,000	3,722,749
Nanjing Iron & Steel Co. Ltd., Class A	2,099,300	1,546,332
New China Life Insurance Co. Ltd., Class H	178,300	1,057,828
Onewo, Inc., Class H	1,026,600	3,208,950
PICC Property & Casualty Co. Ltd., Class H	1,278,000	2,884,386
Ping An Insurance Group Co. of China Ltd., Class H	4,903,500	33,434,100
Postal Savings Bank of China Co. Ltd., Class H(a)	4,142,000	2,906,704
Qingdao Port International Co. Ltd., Class H(a)	4,302,000	3,986,610
Shaanxi Coal Industry Co. Ltd., Class A	1,509,200	4,234,924
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,848,900	2,918,165
Shanghai Rural Commercial Bank Co. Ltd., Class A	239,800	275,215
Shenzhen Expressway Corp. Ltd., Class H	3,802,000	3,601,452
Shenzhen Expressway Corp. Ltd., Class A	796,800	1,112,350
Sinopec Engineering Group Co. Ltd., Class H	5,699,000	4,951,576
Sinopharm Group Co. Ltd., Class H	2,128,400	5,017,076
Tian Lun Gas Holdings Ltd.	2,748,000	1,190,268
Investments	Shares	Value
Tingyi Cayman Islands Holding Corp.	3,896,000	$5,217,768
Uni-President China Holdings Ltd.	4,713,000	4,979,289
Weichai Power Co. Ltd., Class H	3,359,000	6,022,576
Xiamen C & D, Inc., Class A	670,800	965,627
Xiamen ITG Group Corp. Ltd., Class A	489,400	424,347
Yihai International Holding Ltd.(b)	1,909,000	3,086,631
Yutong Bus Co. Ltd., Class A	260,400	994,119
Zhejiang Expressway Co. Ltd., Class H	4,619,400	4,268,866
Zhejiang Meida Industrial Co. Ltd., Class A	239,300	245,767
Zhuzhou Kibing Group Co. Ltd., Class A	843,300	849,524
ZJMI Environmental Energy Co. Ltd., Class A	121,200	232,966
ZMJ Group Co. Ltd., Class H	2,014,600	6,074,561
ZMJ Group Co. Ltd., Class A	434,400	1,514,555
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	5,167,000	4,841,323
Total China		813,776,292
Czech Republic – 0.8%
CEZ AS	317,893	19,759,783
Komercni Banka AS	39,466	1,980,438
Moneta Money Bank AS(a)	520,662	4,159,241
Total Czech Republic		25,899,462
Hungary – 0.6%
Magyar Telekom Telecommunications PLC	1,376,314	7,364,543
MOL Hungarian Oil & Gas PLC	1,504,259	12,241,630
Total Hungary		19,606,173
India – 3.8%
Bharat Petroleum Corp. Ltd.	5,038,772	19,275,177
Chennai Petroleum Corp. Ltd.	288,785	2,464,741
Coal India Ltd.	5,456,448	23,964,093
DB Corp. Ltd.	556,653	1,688,038
Hindustan Petroleum Corp. Ltd.	2,341,373	11,692,526
Hindustan Zinc Ltd.	1,186,615	6,447,691
Indian Oil Corp. Ltd.	8,992,069	15,169,963
Mindspace Business Parks REIT(a)	623,315	3,192,718
Oil & Natural Gas Corp. Ltd.	5,465,953	14,743,937
Vedanta Ltd.	4,786,164	25,108,983
Total India		123,747,867
Indonesia – 3.8%
ABM Investama Tbk. PT	8,191,400	1,425,446
AKR Corporindo Tbk. PT	49,755,700	3,612,625
Astra International Tbk. PT	65,620,100	22,739,639
Astra Otoparts Tbk. PT	16,875,800	2,339,220
Bank Mandiri Persero Tbk. PT	54,791,100	14,466,297
Bank Rakyat Indonesia Persero Tbk. PT	80,329,200	18,798,913
Bukit Asam Tbk. PT	24,579,000	3,465,986
Dharma Satya Nusantara Tbk. PT	44,968,300	4,452,307
Elnusa Tbk. PT	61,974,100	1,837,096
Erajaya Swasembada Tbk. PT	106,101,400	2,750,423
Hanjaya Mandala Sampoerna Tbk. PT	86,166,000	4,213,939

See Notes to Financial Statements.

WisdomTree Trust    19

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets High Dividend Fund (DEM) September 30, 2025
Investments	Shares	Value
Indo Tambangraya Megah Tbk. PT, Class P	2,229,600	$3,060,432
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	76,751,500	2,463,969
Perusahaan Gas Negara Tbk. PT	70,269,100	7,125,999
Telkom Indonesia Persero Tbk. PT	95,389,800	17,515,319
Unilever Indonesia Tbk. PT	29,895,500	3,193,159
United Tractors Tbk. PT	4,958,900	7,967,269
Total Indonesia		121,428,038
Malaysia – 3.9%
Alliance Bank Malaysia Bhd.	1,503,600	1,561,300
AMMB Holdings Bhd.	1,550,600	2,081,713
Bermaz Auto Bhd.	6,529,600	1,055,038
Carlsberg Brewery Malaysia Bhd., Class B	819,900	3,206,737
CIMB Group Holdings Bhd.	8,867,000	15,464,840
Genting Malaysia Bhd.	8,703,100	4,342,761
Heineken Malaysia Bhd.	777,500	3,935,072
Malayan Banking Bhd.	7,915,083	18,638,107
Matrix Concepts Holdings Bhd.	7,953,050	2,664,560
Maxis Bhd.	6,601,000	5,677,942
MISC Bhd.	3,737,900	6,483,705
Petronas Dagangan Bhd.	1,163,300	6,341,001
Petronas Gas Bhd.	2,142,200	9,416,823
Public Bank Bhd.	10,301,100	10,598,494
RHB Bank Bhd.	1,324,745	2,077,538
Sime Darby Bhd.	10,221,600	5,537,662
Telekom Malaysia Bhd.	4,158,700	6,996,221
TIME dotCom Bhd.	4,397,300	5,328,794
Uchi Technologies Bhd.	2,881,700	2,259,620
United Plantations Bhd.	1,395,150	7,618,046
Westports Holdings Bhd.	4,308,200	5,486,979
Total Malaysia		126,772,953
Mexico – 2.6%
Arca Continental SAB de CV	846,773	8,869,350
FIBRA Macquarie Mexico(a)	2,531,841	4,333,788
Grupo Aeroportuario del Centro Norte SAB de CV	767,551	9,921,955
Grupo Aeroportuario del Pacifico SAB de CV, Class B	595,277	14,056,752
Grupo Mexico SAB de CV, Series B	3,696,781	32,207,820
Kimberly-Clark de Mexico SAB de CV, Class A	3,668,836	7,752,936
Megacable Holdings SAB de CV, Series CPO	2,016,051	6,490,513
Total Mexico		83,633,114
Philippines – 1.2%
Aboitiz Power Corp.	7,184,500	5,098,279
DMCI Holdings, Inc.	13,879,300	2,694,778
Globe Telecom, Inc.	97,805	2,520,747
Manila Electric Co.	826,250	7,524,270
Manila Water Co., Inc.	6,402,200	4,213,132
PLDT, Inc.	301,364	5,695,883
Puregold Price Club, Inc.	6,462,500	4,663,660
Robinsons Land Corp.	13,120,500	3,363,537
Semirara Mining & Power Corp.	4,099,600	2,479,483
Total Philippines		38,253,769
Investments	Shares	Value
Poland – 2.9%
Asseco Poland SA	219,628	$12,132,103
Bank Handlowy w Warszawie SA	71,089	2,041,836
Bank Polska Kasa Opieki SA	195,939	9,435,490
Budimex SA	43,815	6,149,813
Eurocash SA*	1,390,569	3,214,003
Grupa Kety SA	36,115	9,188,402
Orange Polska SA	3,143,216	7,596,708
Powszechna Kasa Oszczednosci Bank Polski SA	1,443,305	28,039,786
Powszechny Zaklad Ubezpieczen SA	207,203	3,104,746
Santander Bank Polska SA	62,477	8,142,323
Text SA(b)	218,712	3,201,237
Total Poland		92,246,447
Romania – 0.5%
NEPI Rockcastle NV*	1,877,433	15,048,846
Russia – 0.0%
Evraz PLC*^	2,288,532	0
GMK Norilskiy Nickel PAO*^	14,851,900	0
Magnit PJSC*^	200,620	0
Magnitogorsk Iron & Steel Works PJSC, GDR*^(c)	298,929	0
MMC Norilsk Nickel PJSC, ADR*^	13	0
Mobile TeleSystems PJSC, ADR*^	1,549,581	0
Novolipetsk Steel PJSC*^	5,213,400	0
PhosAgro PJSC*^	95,795	0
PhosAgro PJSC, GDR*^(c)	1,853	0
Polyus PJSC*^	354,780	0
Sberbank of Russia PJSC*^	9,700,476	0
Severstal PAO, GDR*^(c)	775,843	0
Tatneft PJSC*^	1,371,750	0
Tatneft PJSC, ADR*^	3,217	0
Total Russia		0
Saudi Arabia – 6.0%
Abdullah Al Othaim Markets Co.(b)	1,584,197	3,273,832
Alaseel Co.(b)	2,312,182	2,330,555
Arabian Cement Co.(b)	494,395	2,902,933
Eastern Province Cement Co.	344,766	2,482,183
Etihad Etisalat Co.	842,887	15,182,395
First Milling Co.(b)	172,662	2,449,368
Jarir Marketing Co.(b)	2,244,578	8,349,385
Mobile Telecommunications Co. Saudi Arabia(b)	1,547,678	4,605,644
Nahdi Medical Co.(b)	178,967	5,678,917
Qassim Cement Co.	252,914	2,903,972
Riyad Bank	317,689	2,304,181
Riyadh Cement Co.(b)	448,057	3,409,831
SABIC Agri-Nutrients Co.	383,407	12,186,581
Sahara International Petrochemical Co.(b)	425,416	2,314,140
Saudi Arabian Oil Co.(a)(b)	11,024,323	72,374,495
Saudi Aramco Base Oil Co.(b)	201,038	4,779,088
Saudi Cement Co.(b)	360,262	3,904,071
Saudi Electricity Co.	1,699,604	6,884,162
See Notes to Financial Statements.

20    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets High Dividend Fund (DEM) September 30, 2025
Investments	Shares	Value
Saudi Investment Bank	537,386	$2,043,391
Saudi National Bank	2,463,791	25,740,316
United Electronics Co.	144,961	3,465,349
Yanbu National Petrochemical Co.(b)	485,835	4,526,445
Total Saudi Arabia		194,091,234
South Africa – 4.9%
AVI Ltd.	920,632	5,278,593
Barloworld Ltd.	816,506	5,584,565
Equites Property Fund Ltd.	4,642,999	4,322,073
FirstRand Ltd.	3,964,180	17,844,267
Grindrod Ltd.	3,802,230	3,312,419
Growthpoint Properties Ltd.	10,373,005	8,856,361
Hyprop Investments Ltd.	1,757,251	4,760,696
Investec Ltd.	236,764	1,758,250
Kumba Iron Ore Ltd.	243,345	4,581,981
Momentum Group Ltd.	1,278,526	2,429,959
Motus Holdings Ltd.	536,910	3,236,554
Nedbank Group Ltd.	625,444	7,739,881
Netcare Ltd.	4,286,497	3,528,083
Old Mutual Ltd.	1,019,499	788,889
Omnia Holdings Ltd.	888,784	3,687,533
Redefine Properties Ltd.	27,448,177	7,907,111
Resilient REIT Ltd.	1,455,257	5,403,493
Reunert Ltd.	560,335	1,747,992
Sanlam Ltd.	1,222,124	5,921,307
Standard Bank Group Ltd.	2,134,936	29,252,428
Sun International Ltd.	1,152,714	2,695,958
Tiger Brands Ltd.	410,006	7,337,687
Truworths International Ltd.	1,344,251	4,262,022
Vodacom Group Ltd.	1,277,905	9,872,885
Woolworths Holdings Ltd.	1,776,795	5,179,251
Total South Africa		157,290,238
South Korea – 6.6%
Asia Paper Manufacturing Co. Ltd.	323,285	1,792,635
Binggrae Co. Ltd.	56,328	3,011,012
BNK Financial Group, Inc.	166,119	1,727,434
Cheil Worldwide, Inc.	337,724	4,886,353
DB Insurance Co. Ltd.	19,674	1,942,090
Dongkuk Steel Mill Co. Ltd.	406,870	2,656,305
Dongsuh Cos., Inc.	217,427	4,168,623
Dongwon Industries Co. Ltd.	95,938	3,107,788
GOLFZON Co. Ltd.	45,909	1,979,612
GS Holdings Corp.	145,006	4,748,958
Hana Tour Service, Inc.	93,185	3,334,084
Handsome Co. Ltd.	131,608	1,422,029
Hanil Cement Co. Ltd.	284,002	3,876,297
Hankook & Co. Co. Ltd.	238,615	3,911,582
HD Hyundai Co. Ltd.	116,023	12,850,557
Hite Jinro Co. Ltd.	201,804	2,740,007
Hyundai Motor Co.	232,110	35,567,977
Industrial Bank of Korea	151,583	2,102,423
Investments	Shares	Value
Innocean Worldwide, Inc.	154,544	$2,004,705
JB Financial Group Co. Ltd.	65,656	1,073,950
K Car Co. Ltd.	180,046	2,003,149
KB Financial Group, Inc.	240,265	19,778,773
KEPCO Plant Service & Engineering Co. Ltd.	119,754	4,067,053
Korean Reinsurance Co.	164,034	1,274,346
KT Corp.	229,041	8,243,876
KT&G Corp.	177,205	16,873,659
LG Uplus Corp.	757,572	8,288,179
Lotte Innovate Co. Ltd.	78,954	1,218,313
Lotte Shopping Co. Ltd.	75,684	3,819,128
LX Hausys Ltd.	62,565	1,259,728
MegaStudyEdu Co. Ltd.	78,652	2,550,633
S-1 Corp.	89,456	5,362,068
Samsung Fire & Marine Insurance Co. Ltd.	9,572	3,080,259
Samsung Securities Co. Ltd.	11,822	604,139
SAMT Co. Ltd.	624,010	1,492,145
SeAH Besteel Holdings Corp.	180,206	3,236,657
SGC Energy Co. Ltd.	86,768	1,419,283
Shinhan Financial Group Co. Ltd.	198,172	10,000,055
SK Telecom Co. Ltd.	307,210	11,889,457
TKG Huchems Co. Ltd.	184,197	2,323,714
Woori Financial Group, Inc.	195,088	3,608,235
Total South Korea		211,297,270
Taiwan – 18.8%
Advancetek Enterprise Co. Ltd.(b)	1,676,000	2,320,598
Alexander Marine Co. Ltd.(b)	302,000	2,219,568
Alltek Technology Corp.(b)	2,385,000	2,449,324
AMPOC Far-East Co. Ltd.(b)	1,105,896	3,882,501
Apacer Technology, Inc.(b)	1,391,000	3,308,862
Arcadyan Technology Corp.	752,000	5,415,841
Bafang Yunji International Co. Ltd., Class C(b)	601,000	4,081,862
BenQ Materials Corp.	2,557,000	2,013,518
BES Engineering Corp.*(b)	8,706,000	3,027,876
Cathay Consolidated, Inc.	630,000	1,779,743
Charoen Pokphand Enterprise	1,428,000	6,582,912
CHC Healthcare Group(b)	1,593,000	2,516,666
CHC Resources Corp.	883,000	2,068,581
Chicony Electronics Co. Ltd.	1,488,386	6,739,198
Chicony Power Technology Co. Ltd.(b)	876,000	2,868,456
ChipMOS Technologies, Inc.(b)	3,252,000	3,147,648
Chong Hong Construction Co. Ltd.(b)	1,286,000	3,219,430
Chun Yuan Steel Industry Co. Ltd.(b)	4,649,000	3,134,620
Cleanaway Co. Ltd.(b)	669,000	4,433,952
Continental Holdings Corp.(b)	3,204,000	2,391,594
CTBC Financial Holding Co. Ltd.	13,014,000	18,318,151
CTCI Corp.(b)	2,813,968	2,922,176
DA CIN Construction Co. Ltd.	1,619,000	3,160,657
Da-Li Development Co. Ltd.(b)	2,706,468	4,364,555
Darfon Electronics Corp.	2,114,000	2,559,440
Elan Microelectronics Corp.(b)	935,000	3,988,123

See Notes to Financial Statements.

WisdomTree Trust    21

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets High Dividend Fund (DEM) September 30, 2025
Investments	Shares	Value
Ennoconn Corp.(b)	419,000	$4,048,674
Eva Airways Corp.	7,453,000	9,316,861
Evergreen Aviation Technologies Corp.	1,078,000	5,729,904
Everlight Electronics Co. Ltd.(b)	1,809,000	3,792,739
Far Eastern Department Stores Ltd.	4,489,000	3,306,583
Farglory Land Development Co. Ltd.(b)	1,531,000	3,114,443
Feng Hsin Steel Co. Ltd.(b)	1,545,000	3,310,207
Flytech Technology Co. Ltd.(b)	1,129,000	3,889,527
Formosa International Hotels Corp.(b)	533,000	3,480,117
Formosa Sumco Technology Corp.(b)	671,000	2,234,612
Fulgent Sun International Holding Co. Ltd.	811,450	2,659,750
Fusheng Precision Co. Ltd.	524,000	4,487,302
Gemtek Technology Corp.(b)	2,566,000	2,113,216
Getac Holdings Corp.	1,154,000	5,887,755
Global Brands Manufacture Ltd.(b)	1,813,259	7,139,283
Global Mixed Mode Technology, Inc.	417,000	3,194,747
Goldsun Building Materials Co. Ltd.(b)	3,152,000	3,759,276
Grape King Bio Ltd.	786,000	3,352,582
Great Wall Enterprise Co. Ltd.	2,253,000	3,829,169
Greatek Electronics, Inc.	1,684,000	3,486,462
Holy Stone Enterprise Co. Ltd.	1,091,200	3,472,879
Hong TAI Electric Industrial(b)	2,643,000	3,325,646
Hsin Kuang Steel Co. Ltd.	1,974,000	2,733,211
Huaku Development Co. Ltd.(b)	1,120,660	3,526,193
Hung Ching Development & Construction Co. Ltd.	1,894,000	1,578,437
Iron Force Industrial Co. Ltd.(b)	801,000	2,772,672
ITE Technology, Inc.	722,000	3,162,511
Kindom Development Co. Ltd.(b)	2,355,700	2,782,505
Kung Long Batteries Industrial Co. Ltd.(b)	799,000	3,381,816
L&K Engineering Co. Ltd.	518,000	6,101,516
Lelon Electronics Corp.(b)	1,193,000	3,405,440
Lion Travel Service Co. Ltd.(b)	786,000	4,087,571
Lite-On Technology Corp., ADR(b)	3,354,000	18,983,037
Makalot Industrial Co. Ltd.(b)	626,000	5,956,428
Mayer Steel Pipe Corp.(b)	2,736,000	2,199,357
MediaTek, Inc.	2,023,000	87,284,107
METAAGE Corp.(b)	1,509,000	2,559,725
Nak Sealing Technologies Corp.	576,000	2,097,775
Namchow Holdings Co. Ltd.(b)	1,587,000	2,064,589
Nan Pao Resins Chemical Co. Ltd., Class L(b)	388,000	5,003,084
Nichidenbo Corp.(b)	1,533,000	3,792,513
Novatek Microelectronics Corp.(b)	1,222,000	17,100,302
Pan German Universal Motors Ltd.(b)	377,000	3,723,243
Pegatron Corp.(b)	3,286,000	7,633,336
Powertech Technology, Inc.	1,620,000	7,760,352
Primax Electronics Ltd.	1,366,000	3,522,790
Promate Electronic Co. Ltd.(b)	1,382,785	2,225,396
Raydium Semiconductor Corp.(b)	305,000	2,782,007
Sanyang Motor Co. Ltd.(b)	2,105,000	4,295,918
Sercomm Corp.	1,110,000	3,678,391
Sesoda Corp.(b)	2,408,000	2,421,589
Investments	Shares	Value
Shinkong Insurance Co. Ltd.	130,000	$513,977
Sinon Corp.	2,755,000	3,999,893
Sinyi Realty, Inc.	2,090,000	1,649,206
Sitronix Technology Corp.	487,000	3,467,386
Standard Chemical & Pharmaceutical Co. Ltd.	1,503,000	2,796,119
Stark Technology, Inc.(b)	799,000	4,666,382
Sunny Friend Environmental Technology Co. Ltd., Class T	877,000	2,253,071
Sunrex Technology Corp.	1,643,000	2,223,694
Supreme Electronics Co. Ltd.(b)	2,042,299	2,981,899
Swancor Holding Co. Ltd.(b)	801,000	3,482,266
Synnex Technology International Corp.(b)	3,095,000	6,417,875
Systex Corp.	867,000	3,442,057
TaiDoc Technology Corp.(b)	744,000	2,978,148
Taiwan Cogeneration Corp.	2,466,000	3,855,401
Taiwan Fertilizer Co. Ltd.	2,772,000	4,474,782
Taiwan FU Hsing Industrial Co. Ltd.^	1,545,000	2,271,015
Taiwan Mobile Co. Ltd.(b)	3,945,000	14,108,701
Taiwan Navigation Co. Ltd.(b)	2,571,000	2,311,352
Taiwan Sakura Corp.(b)	1,197,000	3,361,874
Taiwan Secom Co. Ltd.	1,042,000	3,812,028
Taiwan Surface Mounting Technology Corp.	929,000	3,185,265
Teco Electric & Machinery Co. Ltd.(b)	3,265,000	10,187,726
Thye Ming Industrial Co. Ltd.(b)	1,253,000	2,322,807
Topkey Corp.	469,000	2,969,913
Transcend Information, Inc.(b)	1,128,000	4,071,133
Ttet Union Corp.	696,000	3,368,331
Tung Ho Steel Enterprise Corp.(b)	2,085,000	4,152,487
TXC Corp.(b)	974,000	2,904,935
U-Ming Marine Transport Corp.(b)	1,979,000	3,707,622
United Integrated Services Co. Ltd.	538,000	15,816,261
United Microelectronics Corp.(b)	19,161,000	28,636,510
Universal Cement Corp.	3,284,520	3,303,056
Wah Lee Industrial Corp.(b)	795,000	2,488,451
Weikeng Industrial Co. Ltd.(b)	2,562,000	2,362,104
WNC Corp. /Taiwan	1,218,000	4,655,719
Wowprime Corp.	554,000	4,180,721
Yankey Engineering Co. Ltd.	453,710	6,587,265
Yem Chio Co. Ltd.(b)	4,760,600	2,210,200
Zenitron Corp.(b)	2,548,000	2,633,441
Zero One Technology Co. Ltd.(b)	1,128,000	4,570,772
Zippy Technology Corp.(b)	1,183,000	2,014,492
Zyxel Group Corp.(b)	2,517,000	2,803,732
Total Taiwan		604,663,466
Thailand – 3.3%
AAPICO Hitech PCL, NVDR	2,708,700	1,161,886
AP Thailand PCL, NVDR	12,508,900	3,416,256
Bangchak Corp. PCL, NVDR(b)	2,670,100	2,533,732
Banpu PCL, NVDR	16,664,800	2,334,769
Ichitan Group PCL, NVDR(b)	8,029,700	3,270,854
Land & Houses PCL, NVDR	28,485,700	3,797,507

See Notes to Financial Statements.

22    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets High Dividend Fund (DEM) September 30, 2025
Investments	Shares	Value
Major Cineplex Group PCL, NVDR	6,219,100	$1,554,535
MBK PCL, NVDR	7,424,000	3,986,348
MC Group PCL, NVDR	6,754,700	2,313,753
Mega Lifesciences PCL, NVDR	3,030,600	2,899,201
MK Restaurants Group PCL, NVDR(b)	3,559,100	3,734,282
Northeast Rubber PCL, NVDR	16,158,225	2,114,207
One Enterprise Public Co. Ltd., NVDR	14,162,700	1,005,222
Prima Marine PCL, NVDR(b)	11,259,200	2,397,423
PTT Exploration & Production PCL, NVDR(b)	4,568,700	16,284,056
PTT PCL, NVDR	15,844,100	16,257,254
Quality Houses PCL, NVDR(b)	82,762,300	3,473,437
Rojana Industrial Park PCL, NVDR	11,942,100	1,783,668
Sabina PCL, NVDR	3,679,900	1,873,734
Sansiri PCL, NVDR	77,482,200	3,490,943
SC Asset Corp. PCL, NVDR(b)	33,671,200	2,026,195
SCB X PCL, NVDR	363,900	1,443,023
Siam City Cement PCL, NVDR	646,100	2,970,804
Taokaenoi Food & Marketing PCL, Class R, NVDR	9,473,600	1,666,395
Thai Oil PCL, NVDR(b)	3,807,000	4,141,236
Thai Vegetable Oil PCL, NVDR	4,621,315	3,600,932
Tipco Asphalt PCL, NVDR	5,929,400	2,671,478
TMBThanachart Bank PCL, NVDR(b)	21,618,200	1,267,538
TTW PCL, NVDR	15,974,277	4,485,910
WHA Utilities & Power PCL, NVDR(b)	19,842,200	2,559,494
Total Thailand		106,516,072
Turkey – 1.3%
Aygaz AS	727,277	3,190,325
Bogazici Beton Sanayi Ve Ticaret AS	2,207,404	1,049,540
Enerjisa Enerji AS(a)(b)	1,807,412	3,457,862
Galata Wind Enerji AS*	2,969,252	1,738,113
KOC Holding AS(b)	1,919,975	7,983,638
Logo Yazilim Sanayi ve Ticaret AS	931,135	3,878,563
Torunlar Gayrimenkul Yatirim Ortakligi AS	2,158,565	3,880,491
Turkiye Petrol Rafinerileri AS	3,427,680	15,374,089
Vestel Beyaz Esya Sanayi ve Ticaret AS	4,515,703	1,220,680
Total Turkey		41,773,301
United States – 0.3%
JBS NV, BDR*	744,366	11,124,494
TOTAL COMMON STOCKS (Cost: $2,892,215,631)		3,202,212,552
EXCHANGE-TRADED FUND – 0.0%
United States – 0.0%
WisdomTree Global High Dividend Fund(d) (Cost: $1,289,493)	22,567	1,357,159
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(e) (Cost: $1,263,560)	1,263,560	1,263,560
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.7%
United States – 6.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(e)	167,207,976	$167,207,976
WisdomTree Government Money Market Digital Fund, 3.97%(d)(e)	47,590,000	47,590,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $214,797,976)		214,797,976
TOTAL INVESTMENTS IN SECURITIES – 106.2% (Cost: $3,109,566,660)		3,419,631,247
Other Liabilities less Assets — (6.2)%		(200,601,907)
NET ASSETS – 100.0%		$3,219,029,340

*     Non-income producing security.

^   This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $2,271,015, which represents 0.1% of net assets.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at September 30, 2025 (See Note 2). At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $229,346,666 and the total market value of the collateral held by the Fund was $242,916,733. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $28,118,757.

(c)   This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(e)   Rate shown represents annualized 7-day yield as of September 30, 2025.

CURRENCY ABBREVIATIONS:
BRL	Brazilian Real
CNH	Offshore Chinese renminbi
HKD	Hong Kong dollar
KRW	South Korean won
MYR	Malaysian ringgit
SAR	Saudi Arabian riyal
TRY	Turkish lira
TWD	Taiwan new dollar
USD	United States dollar
OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

See Notes to Financial Statements.

WisdomTree Trust    23

Schedule of Investments (unaudited) (concluded) WisdomTree Emerging Markets High Dividend Fund (DEM) September 30, 2025

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2025	Dividend Income	Securities Lending Income
WisdomTree Global High Dividend Fund	$445,612	$4,018,268	$3,231,481	$73,055	$51,705	$1,357,159	$59,475	$—
WisdomTree Government Money Market Digital Fund	—	143,100,000	95,510,000	—	—	47,590,000	—	764,612
Total	$445,612	$147,118,268	$98,741,481	$73,055	$51,705	$48,947,159	$59,475	$764,612

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/2/2025	1,103,203	USD	4,650,000	MYR	$—	$(1,704)
Goldman Sachs	10/1/2025	10,415,394	SAR	2,777,522	USD	—	(232)
HSBC Holdings PLC	10/1/2025	4,083,356,077	KRW	2,908,477	USD	1,866	—
HSBC Holdings PLC	10/1/2025	7,683,555	MYR	1,826,374	USD	—	(651)
HSBC Holdings PLC	10/1/2025	279,449,942	TWD	9,164,396	USD	4,510	—
HSBC Holdings PLC	10/1/2025	1,399,791	USD	5,250,000	SAR	—	(134)
HSBC Holdings PLC	10/2/2025	29,035,774	BRL	5,452,625	USD	—	(461)
JP Morgan Chase Bank NA	10/2/2025	720,535	TRY	17,318	USD	11	—
JP Morgan Chase Bank NA	10/3/2025	73,064,570	HKD	9,390,947	USD	—	(96)
JP Morgan Chase Bank NA	10/9/2025	16,498,330	CNH	2,314,627	USD	148	—
						$6,535	$(3,278)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Taiwan	$602,392,451	$—	$2,271,015*	$604,663,466
Russia	—	—	0*	0
Other	2,597,549,086	—	—	2,597,549,086
Exchange-Traded Fund	1,357,159	—	—	1,357,159
Mutual Fund	—	1,263,560	—	1,263,560
Investment of Cash Collateral for Securities Loaned	—	214,797,976	—	214,797,976
Total Investments in Securities	$3,201,298,696	$216,061,536	$2,271,015	$3,419,631,247
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$6,535	$—	$6,535
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(3,278)	$—	$(3,278)
Total – Net	$3,201,298,696	$216,064,793	$2,271,015	$3,419,634,504

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

24    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree Emerging Markets Multifactor Fund (EMMF) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 97.1%
Brazil – 6.5%
Ambev SA	151,937	$344,926
BB Seguridade Participacoes SA	144,630	903,267
Centrais Eletricas Brasileiras SA	19,676	194,043
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	25,259	626,880
CPFL Energia SA	92,279	682,707
Embraer SA	15,101	227,668
Porto Seguro SA	82,734	774,590
Rede D’Or Sao Luiz SA(a)	71,013	561,111
Suzano SA	40,699	381,346
Telefonica Brasil SA	118,192	756,129
TIM SA	214,800	947,846
TOTVS SA	131,432	1,133,530
Vibra Energia SA	142,875	659,706
WEG SA	15,225	104,606
Total Brazil		8,298,355
Chile – 2.1%
Banco de Credito & Inversiones SA	16,137	713,251
Cencosud SA	113,511	322,868
Empresas Copec SA	81,565	597,182
Enel Americas SA	4,452,516	449,167
Latam Airlines Group SA	24,203,798	550,003
Total Chile		2,632,471
China – 18.7%
3SBio, Inc.*(a)	27,000	104,108
Alibaba Group Holding Ltd.	138,400	3,148,527
Anhui Gujing Distillery Co. Ltd., Class B	42,200	585,780
Baidu, Inc., Class A*	196,100	3,357,221
Bosideng International Holdings Ltd.	1,654,000	986,397
Chow Tai Fook Jewellery Group Ltd.	14,600	29,198
Fuyao Glass Industry Group Co. Ltd., Class H(a)	161,600	1,626,302
Hansoh Pharmaceutical Group Co. Ltd.(a)	326,000	1,510,920
Huaneng Power International, Inc., Class H	1,666,000	1,160,573
MMG Ltd.*	88,000	76,346
NetEase, Inc.	12,400	377,400
New China Life Insurance Co. Ltd., Class H	66,700	395,721
People’s Insurance Co. Group of China Ltd., Class H	495,000	433,262
Pop Mart International Group Ltd.(a)	69,000	2,366,099
Tencent Holdings Ltd.	59,000	5,027,633
Tingyi Cayman Islands Holding Corp.	120,000	160,711
Vipshop Holdings Ltd., ADR	66,092	1,298,047
Want Want China Holdings Ltd.	1,693,000	1,151,094
WuXi AppTec Co. Ltd., Class H(a)	7,400	112,896
Total China		23,908,235
Czech Republic – 0.5%
CEZ AS	10,437	648,749
Investments	Shares	Value
Hungary – 0.4%
MOL Hungarian Oil & Gas PLC	64,646	$526,088
India – 18.4%
Alkem Laboratories Ltd.	9,998	610,879
Apollo Hospitals Enterprise Ltd.	6,111	509,934
Asian Paints Ltd.	19,551	517,462
Aurobindo Pharma Ltd.	20,132	245,764
Axis Bank Ltd.	61,528	784,166
Bajaj Finance Ltd.	62,475	702,862
Bank of Baroda	226,943	660,825
Bharat Electronics Ltd.	8,851	40,268
Bharat Petroleum Corp. Ltd.	55,444	212,094
Bharti Airtel Ltd.	24,540	519,164
Bosch Ltd.	146	62,724
Britannia Industries Ltd.	8,671	585,074
Cipla Ltd.	31,369	531,115
Colgate-Palmolive India Ltd.	8,638	216,211
Coromandel International Ltd.	5,017	127,046
Divi’s Laboratories Ltd.	5,284	338,594
Dr. Reddy’s Laboratories Ltd.	38,768	534,306
Eicher Motors Ltd.	9,933	783,721
FSN E-Commerce Ventures Ltd.*	17,443	45,652
Havells India Ltd.	20,332	343,947
HCL Technologies Ltd.	31,943	498,309
HDFC Bank Ltd.	66,513	712,409
Hero MotoCorp Ltd.	13,450	828,992
Hindalco Industries Ltd.	50,262	431,329
Hindustan Unilever Ltd.	13,028	368,939
ICICI Bank Ltd.	44,331	673,038
Indus Towers Ltd.*	60,052	231,919
Infosys Ltd.	63,702	1,034,428
InterGlobe Aviation Ltd.(a)	6,172	388,892
ITC Ltd.	96,131	434,756
Lupin Ltd.	15,262	328,536
Mankind Pharma Ltd.	10,169	278,961
Marico Ltd.	62,908	494,117
Maruti Suzuki India Ltd.	4,565	824,118
MRF Ltd.	346	568,244
Nestle India Ltd.	35,856	465,581
Page Industries Ltd.	425	194,745
Pidilite Industries Ltd.	33,714	557,415
SBI Cards & Payment Services Ltd.	75,435	745,057
State Bank of India	80,130	787,368
Sun Pharmaceutical Industries Ltd.	17,041	305,990
Tata Consultancy Services Ltd.	15,486	503,777
Tata Motors Ltd.	44,358	339,821
Tech Mahindra Ltd.	34,641	546,328
See Notes to Financial Statements.

WisdomTree Trust    25

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets Multifactor Fund (EMMF) September 30, 2025
Investments	Shares	Value
Torrent Pharmaceuticals Ltd.	13,182	$534,948
Union Bank of India Ltd.	374,899	584,841
Wipro Ltd.	347,702	937,387
Zydus Lifesciences Ltd.	42,092	465,488
Total India		23,437,541
Indonesia – 1.6%
Astra International Tbk. PT	1,933,100	669,886
Barito Pacific Tbk. PT*	1,007,700	226,755
Indofood CBP Sukses Makmur Tbk. PT	32,700	18,592
Indofood Sukses Makmur Tbk. PT	884,200	383,339
Kalbe Farma Tbk. PT	20,300	1,377
United Tractors Tbk. PT	459,900	738,903
Total Indonesia		2,038,852
Malaysia – 4.0%
AMMB Holdings Bhd.	660,300	886,467
IHH Healthcare Bhd.	345,200	619,285
Malayan Banking Bhd.	374,300	881,386
Petronas Gas Bhd.	124,400	546,846
Public Bank Bhd.	805,700	828,961
QL Resources Bhd.	260,900	269,052
SD Guthrie Bhd	218,900	271,512
Telekom Malaysia Bhd.	487,800	820,630
Total Malaysia		5,124,139
Mexico – 3.3%
Arca Continental SAB de CV	23,519	246,345
Cemex SAB de CV, Series CPO	355,384	317,922
Coca-Cola Femsa SAB de CV	31,628	262,150
Gruma SAB de CV, Class B	15,092	279,884
Grupo Aeroportuario del Centro Norte SAB de CV	18,149	234,608
Grupo Aeroportuario del Sureste SAB de CV, Class B	10,543	340,119
Grupo Financiero Banorte SAB de CV, Class O	48,424	487,291
Industrias Penoles SAB de CV*	6,344	283,244
Kimberly-Clark de Mexico SAB de CV, Class A	245,240	518,238
Promotora y Operadora de Infraestructura SAB de CV	48,208	656,991
Qualitas Controladora SAB de CV	58,659	535,794
Total Mexico		4,162,586
Philippines – 1.6%
BDO Unibank, Inc.	310,815	709,747
International Container Terminal Services, Inc.	57,490	465,847
Manila Electric Co.	29,070	264,727
PLDT, Inc.	18,110	342,285
SM Investments Corp.	24,240	306,124
Total Philippines		2,088,730
Poland – 1.8%
ORLEN SA	19,243	458,923
PGE Polska Grupa Energetyczna SA*	92,539	273,955
Powszechna Kasa Oszczednosci Bank Polski SA	40,596	788,678
Powszechny Zaklad Ubezpieczen SA	51,166	766,676
Total Poland		2,288,232
Investments	Shares	Value
Russia – 0.0%
GMK Norilskiy Nickel PAO*^	2,900	$0
LUKOIL PJSC*^	67	0
LUKOIL PJSC, ADR*^	46	0
Magnit PJSC*^	32	0
MMC Norilsk Nickel PJSC, ADR*^	11	0
Mobile TeleSystems PJSC, ADR*^	1,696	0
Novolipetsk Steel PJSC*^	3,110	0
PhosAgro PJSC*^	178	0
PhosAgro PJSC, GDR*^(b)	4	0
Polyus PJSC*^	590	0
Rosneft Oil Co. PJSC*^	1,588	0
Sberbank of Russia PJSC, ADR*^	639	0
Severstal PAO, GDR*^(b)	475	0
VTB Bank PJSC*^	3,307	0
X5 Retail Group NV, GDR*^(b)	223	0
Total Russia		0
South Africa – 3.3%
Bid Corp. Ltd.	19,268	482,747
Bidvest Group Ltd.	19,230	236,099
Clicks Group Ltd.	15,257	311,675
Discovery Ltd.	56,775	648,293
Gold Fields Ltd.	5,779	244,220
Harmony Gold Mining Co. Ltd.	7,609	138,865
OUTsurance Group Ltd.	147,875	614,557
Sasol Ltd.*	35,376	220,345
Standard Bank Group Ltd.	51,521	705,930
Vodacom Group Ltd.	84,405	652,099
Total South Africa		4,254,830
South Korea – 11.2%
DB Insurance Co. Ltd.	6,075	599,685
Hanwha Ocean Co. Ltd.*	1,033	81,209
HD Hyundai Co. Ltd.	1,836	203,353
HD Hyundai Heavy Industries Co. Ltd.	477	175,086
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	681	199,488
Hyosung Heavy Industries Corp.	112	106,967
Hyundai Glovis Co. Ltd.	2,332	274,910
Hyundai Motor Co.	16,200	2,482,449
Hyundai Rotem Co. Ltd.	4,408	688,038
KB Financial Group, Inc.	6,594	542,822
Korea Electric Power Corp.	22,190	570,150
Krafton, Inc.*	2,032	423,620
KT&G Corp.	657	62,560
LG Display Co. Ltd.*	63,771	654,959
LG Uplus Corp.	99,963	1,093,640
Mirae Asset Securities Co. Ltd.	31,227	475,177
NAVER Corp.	2,655	508,084

See Notes to Financial Statements.

26    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets Multifactor Fund (EMMF) September 30, 2025
Investments	Shares	Value
NH Investment & Securities Co. Ltd.	50,738	$702,279
Orion Corp.	3,546	261,834
Samsung Electronics Co. Ltd.	14,381	859,959
Samsung Heavy Industries Co. Ltd.*	10,830	169,044
Samsung SDS Co. Ltd.	6,822	798,384
Samyang Foods Co. Ltd.	80	87,181
SK Hynix, Inc.	3,945	977,077
SK Telecom Co. Ltd.	13,990	541,433
Woori Financial Group, Inc.	37,590	695,243
Total South Korea		14,234,631
Taiwan – 19.0%
Accton Technology Corp.	17,000	582,879
Alchip Technologies Ltd.	4,000	454,754
Asia Vital Components Co. Ltd.	17,000	547,182
Asustek Computer, Inc.	31,000	682,492
Chang Hwa Commercial Bank Ltd.	1,082,000	697,595
China Airlines Ltd.	376,000	257,222
Chunghwa Telecom Co. Ltd.	149,000	652,651
Compal Electronics, Inc.	937,000	996,089
Delta Electronics, Inc.	29,000	812,586
Elite Material Co. Ltd.	15,000	602,894
Eva Airways Corp.	190,000	237,516
Evergreen Marine Corp. Taiwan Ltd.	3,000	17,619
Far Eastern New Century Corp.	174,000	158,711
Far EasTone Telecommunications Co. Ltd.	244,000	707,710
Hon Hai Precision Industry Co. Ltd.	98,000	694,534
Hua Nan Financial Holdings Co. Ltd.	710,000	689,547
Innolux Corp.	1,559,000	736,584
King Slide Works Co. Ltd.	6,000	647,680
PharmaEssentia Corp.	658	11,119
President Chain Store Corp.	50,000	406,851
Realtek Semiconductor Corp.	46,000	830,107
Synnex Technology International Corp.	432,000	895,807
Taiwan Mobile Co. Ltd.	218,000	779,644
Taiwan Semiconductor Manufacturing Co. Ltd.	229,500	9,826,678
Uni-President Enterprises Corp.	149,000	383,280
Wan Hai Lines Ltd.	3,000	7,313
Zhen Ding Technology Holding Ltd.	156,000	849,662
Total Taiwan		24,166,706
Thailand – 3.4%
Advanced Info Service PCL, NVDR	63,100	566,644
Bangkok Dusit Medical Services PCL, NVDR	288,000	182,194
Charoen Pokphand Foods PCL, NVDR(c)	333,300	229,366
Kasikornbank PCL, NVDR	170,300	880,273
Krung Thai Bank PCL, NVDR	1,027,400	786,284
SCB X PCL, NVDR	225,600	894,603
TMBThanachart Bank PCL, NVDR	13,135,800	770,190
Total Thailand		4,309,554
Investments	Shares	Value
Turkey – 1.1%
Aselsan Elektronik Sanayi ve Ticaret AS	66,676	$344,761
Ford Otomotiv Sanayi AS	47,608	113,408
Turk Hava Yollari AO	16,608	125,817
Turkcell Iletisim Hizmetleri AS	88,132	207,398
Turkiye Is Bankasi AS, Class C	1,901,944	647,239
Total Turkey		1,438,623
United Kingdom – 0.2%
Anglogold Ashanti PLC	4,041	284,241
TOTAL COMMON STOCKS (Cost: $105,111,029)		123,842,563
PREFERRED STOCKS – 2.5%
Brazil – 2.5%
Banco Bradesco SA, 7.52%	281,597	935,387
Cia Energetica de Minas Gerais, 17.40%	246,975	517,087
Cia Paranaense de Energia – Copel	254,135	614,633
Itau Unibanco Holding SA, 6.74%	112,805	827,575
Petroleo Brasileiro SA – Petrobras, 10.54%	51,011	301,341
TOTAL PREFERRED STOCKS (Cost: $2,534,880)		3,196,023
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(d) (Cost: $34,467)	34,467	34,467
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
United States – 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(d) (Cost: $144,739)	144,739	144,739
TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $107,825,115)		127,217,792
Other Assets less Liabilities – 0.3%		383,865
NET ASSETS – 100.0%		$127,601,657

*   Non-income producing security.

^   This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)   Security, or portion thereof, was on loan at September 30, 2025 (See Note 2). At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $137,765 and the total market value of the collateral held by the Fund was $144,739.

(d)  Rate shown represents annualized 7-day yield as of September 30, 2025.

See Notes to Financial Statements.

WisdomTree Trust    27

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets Multifactor Fund (EMMF) September 30, 2025
CURRENCY ABBREVIATIONS:
BRL	Brazilian Real
CLP	Chilean peso
CNY	Chinese yuan
CZK	Czech koruna
HUF	Hungary forint
IDR	Indonesian rupiah
INR	Indian rupee
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
PHP	Philippines peso
PLN	Polish zloty
THB	Thai baht
TRY	Turkish lira
TWD	Taiwan new dollar
USD	United States dollar
ZAR	South African rand
OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/2/2025	21,352	USD	90,000	MYR	$—	$(33)
Bank of America NA	10/3/2025	1,814,837	USD	33,988,313	MXN	—	(38,960)
Bank of America NA	10/3/2025	10,536,442	USD	320,697,681	TWD	13,286	—
Citibank NA	10/2/2025	60,632,500	PHP	1,042,118	USD	—	(322)
Citibank NA	10/3/2025	554,937	BRL	101,433	USD	2,745	—
Citibank NA	10/3/2025	427,056	THB	13,232	USD	—	(53)
Citibank NA	10/3/2025	350,867,447	TWD	11,511,399	USD	1,727	—
Citibank NA	10/3/2025	442,190	USD	13,371,991	TWD	3,410	—
Citibank NA	10/10/2025	9,986,198	USD	13,834,978,721	KRW	122,248	—
Citibank NA	10/14/2025	40,167,666	CNY	5,645,887	USD	—	(1,600)
Citibank NA	11/4/2025	1,133,207	USD	66,000,244	PHP	344	—
Citibank NA	11/5/2025	5,824,570	USD	41,377,746	CNY	2,156	—
Citibank NA	11/5/2025	18,271,333	USD	555,941,848	TWD	—	(17,042)
Deutsche Bank AG	10/3/2025	290,374	USD	98,907,479	HUF	—	(7,943)
Deutsche Bank AG	10/3/2025	2,316,942	USD	41,172,155	ZAR	—	(69,341)
Goldman Sachs	10/2/2025	373,550	PHP	6,410	USD	8	—
Goldman Sachs	10/2/2025	26,284	USD	1,493,762	PHP	618	—
Goldman Sachs	10/3/2025	178,788	BRL	33,353	USD	211	—
Goldman Sachs	10/3/2025	1,998,311,773	CLP	2,071,111	USD	7,135	—
Goldman Sachs	10/3/2025	11,623,702	CLP	12,122	USD	—	(33)
Goldman Sachs	10/3/2025	40,949	CZK	1,966	USD	12	—
Goldman Sachs	10/3/2025	558,234	HUF	1,663	USD	21	—
Goldman Sachs	10/3/2025	100,220,085	IDR	5,962	USD	52	—
Goldman Sachs	10/3/2025	33,938,257	MXN	1,851,783	USD	—	(716)
Goldman Sachs	10/3/2025	225,805	MXN	12,247	USD	69	—
Goldman Sachs	10/3/2025	11,362,376	MYR	2,695,380	USD	4,593	—
Goldman Sachs	10/3/2025	63,178	MYR	14,915	USD	98	—
Goldman Sachs	10/3/2025	3,378,284	PLN	930,784	USD	410	—

See Notes to Financial Statements.

28    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets Multifactor Fund (EMMF) September 30, 2025
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	10/3/2025	25,972	PLN	7,106	USD	$53	$—
Goldman Sachs	10/3/2025	16,750,217	TRY	398,032	USD	4,453	—
Goldman Sachs	10/3/2025	171,803	TRY	4,120	USD	8	—
Goldman Sachs	10/3/2025	2,159,174	TWD	70,746	USD	103	—
Goldman Sachs	10/3/2025	5,316,179	USD	29,052,919	BRL	—	(137,875)
Goldman Sachs	10/3/2025	48,949	USD	46,572,644	CLP	513	—
Goldman Sachs	10/3/2025	67,158	USD	64,894,711	CLP	—	(333)
Goldman Sachs	10/3/2025	7,895	USD	162,031	CZK	69	—
Goldman Sachs	10/3/2025	6,680	USD	2,200,172	HUF	44	—
Goldman Sachs	10/3/2025	1,533,137	USD	25,235,430,448	IDR	18,859	—
Goldman Sachs	10/3/2025	24,046	USD	396,152,535	IDR	274	—
Goldman Sachs	10/3/2025	49,193	USD	903,967	MXN	—	(111)
Goldman Sachs	10/3/2025	2,647,415	USD	11,172,092	MYR	—	(7,342)
Goldman Sachs	10/3/2025	60,804	USD	253,462	MYR	575	—
Goldman Sachs	10/3/2025	2,081,013	USD	7,613,007	PLN	—	(17,445)
Goldman Sachs	10/3/2025	28,544	USD	102,443	PLN	307	—
Goldman Sachs	10/3/2025	53,891	USD	1,708,637	THB	1,159	—
Goldman Sachs	10/3/2025	16,550	USD	691,967	TRY	—	(77)
Goldman Sachs	10/3/2025	288,333	USD	8,642,772	TWD	4,735	—
Goldman Sachs	10/3/2025	55,722	USD	968,374	ZAR	—	(404)
Goldman Sachs	10/3/2025	241,693	ZAR	13,872	USD	136	—
Goldman Sachs	10/6/2025	6,427,252	INR	72,367	USD	7	—
Goldman Sachs	10/6/2025	189,373	USD	16,731,140	INR	972	—
Goldman Sachs	10/10/2025	89,314,288	KRW	63,382	USD	297	—
Goldman Sachs	10/14/2025	242,413	CNY	34,073	USD	—	(10)
Goldman Sachs	10/14/2025	5,196,541	USD	36,796,704	CNY	25,935	—
Goldman Sachs	10/14/2025	372,555	USD	2,639,554	CNY	1,650	—
Goldman Sachs	11/5/2025	1,968,259	USD	1,898,798,984	CLP	—	(6,748)
Goldman Sachs	11/5/2025	2,107,868	USD	38,769,259	MXN	783	—
Goldman Sachs	11/5/2025	2,505,380	USD	10,550,156	MYR	—	(4,898)
HSBC Holdings PLC	10/2/2025	1,041,262	USD	59,512,288	PHP	18,714	—
HSBC Holdings PLC	10/3/2025	29,038,459	BRL	5,471,212	USD	—	(19,872)
HSBC Holdings PLC	10/3/2025	6,633,852	CZK	320,501	USD	—	(97)
HSBC Holdings PLC	10/3/2025	98,376,753	HUF	295,391	USD	1,326	—
HSBC Holdings PLC	10/3/2025	9,584,170,823	IDR	583,263	USD	—	(8,155)
HSBC Holdings PLC	10/3/2025	15,947,192,075	IDR	955,494	USD	1,433	—
HSBC Holdings PLC	10/3/2025	4,258,936	PLN	1,171,667	USD	2,271	—
HSBC Holdings PLC	10/3/2025	11,927,899	THB	376,598	USD	—	(8,480)
HSBC Holdings PLC	10/3/2025	70,573,812	THB	2,184,103	USD	—	(6,059)
HSBC Holdings PLC	10/3/2025	27,526,056	TRY	660,954	USD	460	—
HSBC Holdings PLC	10/3/2025	314,572	USD	6,607,034	CZK	—	(4,537)
HSBC Holdings PLC	10/3/2025	2,520,470	USD	81,220,130	THB	13,861	—
HSBC Holdings PLC	10/3/2025	1,046,556	USD	44,247,075	TRY	—	(16,641)
HSBC Holdings PLC	10/3/2025	338,225	USD	10,314,177	TWD	—	(217)
HSBC Holdings PLC	10/3/2025	40,726,964	ZAR	2,358,792	USD	1,689	—
HSBC Holdings PLC	10/6/2025	1,036,730,801	INR	11,685,424	USD	—	(11,302)
HSBC Holdings PLC	10/6/2025	10,273,717	USD	903,089,514	INR	104,465	—
HSBC Holdings PLC	10/6/2025	1,104,754	USD	97,662,486	INR	5,024	—
HSBC Holdings PLC	10/10/2025	259,450	USD	356,614,669	KRW	5,194	—
HSBC Holdings PLC	10/10/2025	199,849	USD	277,190,943	KRW	2,220	—

See Notes to Financial Statements.

WisdomTree Trust    29

Schedule of Investments (unaudited) (concluded) WisdomTree Emerging Markets Multifactor Fund (EMMF) September 30, 2025
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	10/14/2025	137,691	USD	973,821	CNY	$852	$—
HSBC Holdings PLC	11/5/2025	5,646,322	USD	30,202,459	BRL	21,762	—
HSBC Holdings PLC	11/5/2025	296,616	USD	6,134,734	CZK	92	—
HSBC Holdings PLC	11/5/2025	246,128	USD	82,133,529	HUF	—	(1,101)
HSBC Holdings PLC	11/5/2025	1,080,321	USD	18,054,644,918	IDR	—	(2,759)
HSBC Holdings PLC	11/5/2025	1,060,245	USD	3,855,818	PLN	—	(2,092)
HSBC Holdings PLC	11/5/2025	2,138,547	USD	68,980,336	THB	4,039	—
HSBC Holdings PLC	11/5/2025	795,184	USD	34,007,730	TRY	—	(243)
HSBC Holdings PLC	11/5/2025	1,135,977	USD	19,658,608	ZAR	—	(823)
HSBC Holdings PLC	11/6/2025	11,810,393	USD	1,049,802,173	INR	8,826	—
UBS Group AG	10/3/2025	135,200	USD	719,265	BRL	174	—
UBS Group AG	10/3/2025	1,962,241	USD	1,898,468,120	CLP	—	(12,168)
UBS Group AG	10/6/2025	292,225	USD	25,674,913	INR	3,113	—
UBS Group AG	10/10/2025	14,379,470,045	KRW	10,254,204	USD	—	(2,048)
UBS Group AG	11/5/2025	10,503,452	USD	14,711,134,305	KRW	1,233	—
						$416,823	$(407,880)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0*	$0
Other	123,842,563	—	—	123,842,563
Preferred Stocks	3,196,023	—	—	3,196,023
Mutual Fund	—	34,467	—	34,467
Investment of Cash Collateral for Securities Loaned	—	144,739	—	144,739
Total Investments in Securities	$127,038,586	$179,206	$ 0	$127,217,792
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$416,823	$—	$416,823
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(407,880)	$—	$(407,880)
Total – Net	$127,038,586	$188,149	$ 0	$127,226,735

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.
See Notes to Financial Statements.

30    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 99.3%
Brazil – 4.7%
Ambev SA	90,823	$206,185
Banco do Brasil SA	46,959	194,783
BB Seguridade Participacoes SA	35,191	219,781
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	32,529	807,308
CPFL Energia SA	44,756	331,118
Motiva Infraestrutura de Mobilidade SA	163,417	456,600
Petroleo Brasileiro SA – Petrobras	48,782	309,424
Raia Drogasil SA	34,447	119,145
Rede D’Or Sao Luiz SA(a)	61,288	484,269
TIM SA	145,600	642,488
TOTVS SA	20,562	177,336
Ultrapar Participacoes SA	4,044	16,683
Vale SA	56,905	615,258
Vibra Energia SA	285,411	1,317,846
WEG SA	49,961	343,265
Total Brazil		6,241,489
Chile – 0.3%
Banco de Chile	2,544,845	386,380
China – 0.2%
Airtac International Group	12,786	315,895
Czech Republic – 0.3%
Moneta Money Bank AS(a)	49,203	393,052
Hungary – 0.3%
Richter Gedeon Nyrt	12,138	370,146
India – 29.0%
ABB India Ltd.	5,687	331,995
Adani Ports & Special Economic Zone Ltd.	50,209	793,663
APL Apollo Tubes Ltd.	48,654	923,940
Apollo Hospitals Enterprise Ltd.	4,161	347,216
Ashok Leyland Ltd.	152,291	244,708
Asian Paints Ltd.	9,897	261,947
Astral Ltd.	8,017	123,376
Bajaj Auto Ltd.	5,447	532,407
Bajaj Finserv Ltd.	10,995	248,459
Bank of Baroda	49,905	145,316
Bharat Electronics Ltd.	227,362	1,034,398
Bharat Forge Ltd.	7,410	101,183
Bharat Petroleum Corp. Ltd.	81,922	313,382
Bharti Airtel Ltd.	23,453	496,168
Bosch Ltd.	434	186,453
Britannia Industries Ltd.	6,348	428,330
Cipla Ltd.	50,327	852,096
Coal India Ltd.	71,135	312,417
Colgate-Palmolive India Ltd.	13,254	331,750
Container Corp. of India Ltd.	24,404	144,519
Cummins India Ltd.	8,715	385,403
Investments	Shares	Value
Dabur India Ltd.	22,544	$124,744
Dixon Technologies India Ltd.	1,335	245,412
DLF Ltd.	15,714	126,188
Dr. Reddy’s Laboratories Ltd.	18,625	256,693
Eicher Motors Ltd.	4,636	365,784
GAIL India Ltd.	464,941	923,140
Havells India Ltd.	7,884	133,370
HCL Technologies Ltd.	21,867	341,124
HDFC Asset Management Co. Ltd.(a)	5,958	371,248
HDFC Bank Ltd.	122,744	1,314,688
Hero MotoCorp Ltd.	4,975	306,634
Hindalco Industries Ltd.	46,573	399,671
Hindustan Aeronautics Ltd.	3,965	211,962
Hindustan Petroleum Corp. Ltd.	270,744	1,352,062
Hindustan Unilever Ltd.	17,009	481,676
ICICI Bank Ltd.	57,689	875,840
ICICI Lombard General Insurance Co. Ltd.(a)	7,546	160,611
Indian Hotels Co. Ltd.	56,870	461,359
Indian Oil Corp. Ltd.	87,553	147,705
Indian Railway Catering & Tourism Corp. Ltd.	15,034	118,594
IndusInd Bank Ltd.*	14,133	117,082
Info Edge India Ltd.	68,163	1,005,148
Infosys Ltd.	55,568	902,343
ITC Ltd.	101,085	457,160
Kotak Mahindra Bank Ltd.	18,890	423,951
Larsen & Toubro Ltd.	16,937	697,977
LTIMindtree Ltd.(a)	2,258	131,161
Lupin Ltd.	10,312	221,980
Mahindra & Mahindra Ltd.	16,072	620,335
Marico Ltd.	26,809	210,574
Maruti Suzuki India Ltd.	4,000	722,118
MRF Ltd.	196	321,896
Nestle India Ltd.	40,302	523,312
NMDC Ltd.	138,609	119,191
NTPC Ltd.	139,354	534,336
Oil & Natural Gas Corp. Ltd.	104,996	283,218
Oracle Financial Services Software Ltd.	1,491	141,109
Persistent Systems Ltd.	4,967	269,779
Petronet LNG Ltd.	71,954	225,938
Phoenix Mills Ltd.	12,565	220,128
PI Industries Ltd.	4,596	181,870
Pidilite Industries Ltd.	27,522	455,038
Polycab India Ltd.	2,482	203,673
Power Grid Corp. of India Ltd.	212,180	669,718
Punjab National Bank	379,366	482,087
Reliance Industries Ltd.	98,903	1,519,378
Samvardhana Motherson International Ltd.	735,431	875,092
SBI Cards & Payment Services Ltd.	23,258	229,715
Shree Cement Ltd.	1,412	465,399
Siemens Ltd.	7,166	252,553
Solar Industries India Ltd.	1,815	272,407

See Notes to Financial Statements.

WisdomTree Trust    31

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE) September 30, 2025
Investments	Shares	Value
Sona Blw Precision Forgings Ltd.(a)	21,995	$102,000
State Bank of India	57,927	569,198
Sun Pharmaceutical Industries Ltd.	34,689	622,879
Supreme Industries Ltd.	2,294	109,020
Tata Consultancy Services Ltd.	19,986	650,168
Tata Consumer Products Ltd.	21,783	277,057
Tata Elxsi Ltd.	1,741	102,493
Tata Motors Ltd.	36,066	276,297
Tech Mahindra Ltd.	28,993	457,253
Thermax Ltd.	3,441	122,865
Titan Co. Ltd.	7,769	294,612
Torrent Pharmaceuticals Ltd.	11,596	470,586
Torrent Power Ltd.	9,595	131,721
Trent Ltd.	8,829	465,123
Tube Investments of India Ltd.	9,981	348,109
TVS Motor Co. Ltd.	24,439	946,498
UltraTech Cement Ltd.	4,554	626,870
Varun Beverages Ltd.	105,801	528,715
Zydus Lifesciences Ltd.	14,477	160,099
Total India		38,274,860
Indonesia – 1.8%
Astra International Tbk. PT	225,100	78,005
Bank Central Asia Tbk. PT	1,017,700	465,644
Bank Mandiri Persero Tbk. PT	1,027,800	271,367
Bank Negara Indonesia Persero Tbk. PT	538,300	132,435
Bank Rakyat Indonesia Persero Tbk. PT	954,200	223,305
Charoen Pokphand Indonesia Tbk. PT	1,783,900	498,828
Sumber Alfaria Trijaya Tbk. PT	1,586,100	183,689
United Tractors Tbk. PT	328,200	527,306
Total Indonesia		2,380,579
Malaysia – 2.9%
AMMB Holdings Bhd.	225,800	303,141
CIMB Group Holdings Bhd.	388,400	677,404
IHH Healthcare Bhd.	162,200	290,985
Mr. DIY Group M Bhd.(a)	279,100	108,762
Nestle Malaysia Bhd.	4,300	98,312
Petronas Dagangan Bhd.	58,400	318,331
Press Metal Aluminium Holdings Bhd.	197,300	277,069
Public Bank Bhd.	383,600	394,675
QL Resources Bhd.	435,650	449,262
Sime Darby Bhd.	322,500	174,718
Telekom Malaysia Bhd.	227,500	382,725
YTL Corp. Bhd.	220,300	145,523
YTL Power International Bhd.	166,800	166,860
Total Malaysia		3,787,767
Mexico – 5.0%
Arca Continental SAB de CV	65,864	689,879
Cemex SAB de CV, Series CPO	810,086	724,692
Coca-Cola Femsa SAB de CV	85,345	707,387
Gruma SAB de CV, Class B	15,509	287,618
Grupo Aeroportuario del Centro Norte SAB de CV	31,800	411,071
Investments	Shares	Value
Grupo Aeroportuario del Pacifico SAB de CV, Class B	38,236	$902,897
Grupo Aeroportuario del Sureste SAB de CV, Class B	19,950	643,591
Grupo Carso SAB de CV, Series A1	24,780	176,761
Grupo Comercial Chedraui SA de CV	48,242	381,883
Kimberly-Clark de Mexico SAB de CV, Class A	38,166	80,652
Prologis Property Mexico SA de CV	109,469	447,729
Promotora y Operadora de Infraestructura SAB de CV	69,223	943,389
Wal-Mart de Mexico SAB de CV	85,001	262,294
Total Mexico		6,659,843
Philippines – 3.0%
Ayala Land, Inc.	490,600	205,260
Bank of the Philippine Islands	183,630	362,843
BDO Unibank, Inc.	107,987	246,589
International Container Terminal Services, Inc.	177,970	1,442,107
Jollibee Foods Corp.	31,800	116,928
Manila Electric Co.	85,060	774,601
Metropolitan Bank & Trust Co.	192,230	224,599
PLDT, Inc.	6,900	130,412
SM Investments Corp.	14,910	188,296
SM Prime Holdings, Inc.	323,700	124,864
Universal Robina Corp.	150,350	183,158
Total Philippines		3,999,657
Poland – 4.2%
Bank Polska Kasa Opieki SA	16,643	801,448
CD Projekt SA	6,429	479,359
KGHM Polska Miedz SA*	26,367	1,162,871
LPP SA	109	531,202
ORLEN SA	48,092	1,146,938
Powszechna Kasa Oszczednosci Bank Polski SA	60,458	1,174,547
Santander Bank Polska SA	1,366	178,024
Total Poland		5,474,389
Romania – 0.2%
NEPI Rockcastle NV*	35,228	282,375
Russia – 0.0%
GMK Norilskiy Nickel PAO*^	99,300	0
MMC Norilsk Nickel PJSC, ADR*^	3	0
Mobile TeleSystems PJSC, ADR*^	24,869	0
Novolipetsk Steel PJSC*^	71,650	0
PhosAgro PJSC*^	2,975	0
PhosAgro PJSC, GDR*^(b)	60	0
Polyus PJSC*^	13,340	0
Severstal PAO, GDR*^(b)	8,497	0
Surgutneftegas PAO*^	341,560	0
Surgutneftegas PJSC, ADR*^	749	0
TCS Group Holding PLC, GDR*^(b)	2,248	0
Total Russia		0

See Notes to Financial Statements.

32    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE) September 30, 2025
Investments	Shares	Value
Saudi Arabia – 4.0%
Alinma Bank(c)	43,815	$313,114
Arab National Bank	81,349	536,007
Arabian Internet & Communications Services Co.	386	26,494
Bupa Arabia for Cooperative Insurance Co.(c)	5,136	225,835
Co. for Cooperative Insurance	20,508	743,717
Dallah Healthcare Co.(c)	5,106	205,182
Dr. Sulaiman Al Habib Medical Services Group Co.	3,600	259,186
Elm Co.	1,149	274,367
Etihad Etisalat Co.	34,879	628,254
Mouwasat Medical Services Co.(c)	7,035	138,160
Nahdi Medical Co.	1,586	50,326
Riyad Bank	17,972	130,350
Saudi Awwal Bank	19,519	166,970
Saudi Investment Bank	88,345	335,929
Saudi National Bank	60,631	633,439
Saudi Telecom Co.	48,998	575,924
Savola Group*(c)	6,258	41,384
Total Saudi Arabia		5,284,638
South Africa – 3.5%
Bid Corp. Ltd.	23,721	594,314
Bidvest Group Ltd.	19,049	233,877
Capitec Bank Holdings Ltd.	2,576	518,709
Clicks Group Ltd.	13,205	269,756
FirstRand Ltd.	97,287	437,925
Harmony Gold Mining Co. Ltd.	24,257	442,693
Kumba Iron Ore Ltd.	8,150	153,458
OUTsurance Group Ltd.	182,703	759,299
Shoprite Holdings Ltd.	23,769	377,507
Standard Bank Group Ltd.	56,062	768,149
Total South Africa		4,555,687
South Korea – 11.4%
Amorepacific Corp.	1,196	104,252
DB Insurance Co. Ltd.	4,992	492,778
Hanjin Kal Corp.	3,195	228,857
Hanmi Pharm Co. Ltd.	1,432	374,572
Hanmi Semiconductor Co. Ltd.	3,265	224,563
Hanwha Aerospace Co. Ltd.	1,151	908,134
HD Hyundai Electric Co. Ltd.	1,311	543,817
Hyundai Glovis Co. Ltd.	7,551	890,157
Hyundai Motor Co.	4,457	682,980
Korea Aerospace Industries Ltd.	5,212	401,194
KT Corp.	9,868	355,179
LG Electronics, Inc.	4,249	228,947
LG Innotek Co. Ltd.	1,307	174,944
LS Electric Co. Ltd.	2,463	499,429
Meritz Financial Group, Inc.	4,937	399,380
NAVER Corp.	2,250	430,580
Orion Corp.	2,604	192,277
Posco DX Co. Ltd.	5,470	81,872
Investments	Shares	Value
Posco International Corp.	3,618	$124,936
Samsung Electronics Co. Ltd.	87,577	5,236,955
Samsung Fire & Marine Insurance Co. Ltd.	937	301,526
Samsung Life Insurance Co. Ltd.	3,823	426,700
Yuhan Corp.	19,945	1,693,061
Total South Korea		14,997,090
Taiwan – 23.8%
Accton Technology Corp.	38,000	1,302,907
Advantech Co. Ltd.	29,280	306,461
Alchip Technologies Ltd.	4,000	454,754
Asia Vital Components Co. Ltd.	23,000	740,304
Cheng Shin Rubber Industry Co. Ltd.	107,000	132,179
CTBC Financial Holding Co. Ltd.	391,000	550,361
E.Sun Financial Holding Co. Ltd.	447,636	489,818
Eclat Textile Co. Ltd.	22,000	316,523
Eva Airways Corp.	232,000	290,019
Far EasTone Telecommunications Co. Ltd.	183,000	530,783
Fortune Electric Co. Ltd.(c)	23,300	444,166
Fubon Financial Holding Co. Ltd.(c)	292,125	846,336
Global Unichip Corp.	5,000	219,831
Hotai Motor Co. Ltd.	18,000	350,220
Hua Nan Financial Holdings Co. Ltd.	413,180	401,277
MediaTek, Inc.	28,000	1,208,084
Mega Financial Holding Co. Ltd.	573,000	799,019
Nien Made Enterprise Co. Ltd.	41,000	571,051
Novatek Microelectronics Corp.	4,000	55,975
President Chain Store Corp.	93,000	756,743
Quanta Computer, Inc.	102,000	970,536
SinoPac Financial Holdings Co. Ltd.(c)	818,928	671,737
Taiwan Business Bank	1,286,400	664,768
Taiwan Semiconductor Manufacturing Co. Ltd.	369,291	15,812,217
Voltronic Power Technology Corp.	10,000	304,154
Wistron Corp.	55,000	253,544
Wiwynn Corp.	13,000	1,413,971
Yageo Corp.	88,000	490,846
Total Taiwan		31,348,584
Thailand – 3.6%
Advanced Info Service PCL, NVDR	36,100	324,181
Airports of Thailand PCL, NVDR	158,800	198,469
Bangkok Dusit Medical Services PCL, NVDR	355,200	224,706
Bangkok Expressway & Metro PCL, NVDR	887,200	140,999
Bumrungrad Hospital PCL, NVDR	43,400	235,047
Central Pattana PCL, NVDR	198,800	343,552
Central Retail Corp. PCL, NVDR(c)	158,000	106,780
CP ALL PCL, NVDR	230,600	336,240
Delta Electronics Thailand PCL, NVDR(c)	115,000	562,490
Gulf Development PCL, NVDR*	309,005	414,804
Home Product Center PCL, NVDR	720,900	165,737
Kasikornbank PCL, NVDR	53,400	276,022
Krung Thai Bank PCL, NVDR	382,200	292,503

See Notes to Financial Statements.

WisdomTree Trust    33

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE) September 30, 2025
Investments	Shares	Value
PTT Exploration & Production PCL, NVDR	76,200	$271,597
PTT Oil & Retail Business PCL, NVDR(c)	361,400	158,367
SCB X PCL, NVDR	86,300	342,217
Thai Oil PCL, NVDR	142,100	154,576
TMBThanachart Bank PCL, NVDR	3,430,300	201,129
Total Thailand		4,749,416
Turkey – 1.1%
Akbank TAS	63,864	96,302
BIM Birlesik Magazalar AS	20,248	263,445
Coca-Cola Icecek AS	43,949	48,620
KOC Holding AS(c)	40,317	167,646
Turkcell Iletisim Hizmetleri AS	131,885	310,360
Turkiye Petrol Rafinerileri AS	85,673	384,267
Yapi ve Kredi Bankasi AS*	296,630	242,124
Total Turkey		1,512,764
TOTAL COMMON STOCKS (Cost: $96,050,522)		131,014,611
PREFERRED STOCKS – 1.3%
Brazil – 0.8%
Cia Energetica de Minas Gerais, 17.40%	212,014	443,890
Itausa SA, 8.03%	273,765	589,626
Total Brazil		1,033,516
India – 0.0%
TVS Motor Co. Ltd., 6.00%^	97,756	11,010
South Korea – 0.5%
Samsung Electronics Co. Ltd., 2.82%	14,834	702,026
TOTAL PREFERRED STOCKS (Cost: $1,417,677)		1,746,552
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(d) (Cost: $100,446)	100,446	100,446
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.7%
United States – 1.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(d) (Cost: $2,260,243)	2,260,243	$2,260,243
TOTAL INVESTMENTS IN SECURITIES – 102.4% (Cost: $99,828,888)		135,121,852
Other Liabilities less Assets – (2.4)%		(3,231,297)
NET ASSETS – 100.0%		$131,890,555

*     Non-income producing security.

^     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $11,010, which represents 0.0% of net assets.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)   Security, or portion thereof, was on loan at September 30, 2025 (See Note 2). At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,040,319 and the total market value of the collateral held by the Fund was $2,260,243.

(d)  Rate shown represents annualized 7-day yield as of September 30, 2025.

CURRENCY ABBREVIATIONS:
MYR	Malaysian ringgit
THB	Thai baht
TWD	Taiwan new dollar
USD	United States dollar
OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/2/2025	10,148	USD	327,920	THB	$28	$ —
BNY Mellon	10/1/2025	21,800	TWD	715	USD	—	—
HSBC Holdings PLC	10/1/2025	16,954	USD	71,470	MYR	—	(28)
						$28	$(28)

See Notes to Financial Statements.

34    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE) September 30, 2025

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0*	$0
Other	131,014,611	—	—	131,014,611
Preferred Stocks	1,735,542	—	11,010*	1,746,552
Mutual Fund	—	100,446	—	100,446
Investment of Cash Collateral for Securities Loaned	—	2,260,243	—	2,260,243
Total Investments in Securities	$132,750,153	$2,360,689	$11,010	$135,121,852
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$28	$—	$28
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(28)	$—	$(28)
Total – Net	$132,750,153	$2,360,689	$11,010	$135,121,852

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    35

Schedule of Investments (unaudited) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 99.7%
Brazil – 5.5%
Allos SA	869,992	$4,219,638
Alupar Investimento SA	576,428	3,462,540
Armac Locacao Logistica E Servicos SA	202,548	141,103
Azzas 2154 SA	153,846	870,982
Bemobi Mobile Tech SA	211,092	917,214
Blau Farmaceutica SA	184,926	482,668
Boa Safra Sementes SA	249,183	499,718
Camil Alimentos SA	195,932	185,794
Cia de Saneamento de Minas Gerais Copasa MG	736,618	4,770,579
Cia de Sanena do Parana	724,165	5,038,036
Cury Construtora & Incorporadora SA	99,712	647,265
Cyrela Brazil Realty SA Empreendimentos & Participacoes	410,315	2,365,328
Dexco SA	1,004,209	1,093,673
Direcional Engenharia SA	1,273,407	3,866,453
EcoRodovias Infraestrutura e Logistica SA	244,130	358,937
Energisa SA	378,867	3,618,251
Even Construtora & Incorporadora SA	426,499	628,671
Fleury SA	333,449	1,010,575
Fras-Le SA	61,228	259,373
Grendene SA	2,146,534	2,099,960
Grupo SBF SA	99,718	243,418
Guararapes Confeccoes SA	162,997	289,845
Hypera SA	920,084	3,927,014
Iguatemi SA	156,653	720,088
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	94,238	208,452
Irani Papel & Embalagem SA	461,002	721,946
JHSF Participacoes SA	1,604,627	1,949,458
JSL SA	352,993	420,897
Kepler Weber SA	874,273	1,201,693
LOG Commercial Properties & Participacoes SA, Class E	92,110	406,453
Lojas Renner SA	2,067,859	5,874,831
M Dias Branco SA	42,713	230,506
Mahle Metal Leve SA	414,266	2,124,401
Mills Locacao Servicos & Logistica SA	167,372	373,680
Multiplan Empreendimentos Imobiliarios SA	553,845	3,024,253
Odontoprev SA	468,764	1,165,407
Porto Seguro SA	384,004	3,595,204
Sao Martinho SA	512,346	1,670,124
SLC Agricola SA	965,914	2,976,340
Smartfit Escola de Ginastica e Danca SA	189,130	947,506
Tegma Gestao Logistica SA	127,151	828,963
TOTVS SA	439,603	3,791,339
Transmissora Alianca de Energia Eletrica SA	1,747,887	12,032,098
Tres Tentos Agroindustrial SA, Class S	61,781	162,180
Tupy SA	98,390	241,100
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	83,939	333,357
Investments	Shares	Value
Vamos Locacao de Caminhoes Maquinas & Equipamentos SA	786,827	$509,723
Vivara Participacoes SA	125,131	671,056
Wilson Sons SA	649,013	2,224,087
YDUQS Participacoes SA	162,833	395,039
Total Brazil		89,797,216
Chile – 1.5%
Aguas Andinas SA, Class A	13,709,124	5,203,948
Banco Itau Chile SA	313,984	4,832,809
Cencosud Shopping SA	1,333,829	2,982,837
Cia Cervecerias Unidas SA	291,100	1,788,599
Colbun SA	25,815,063	4,081,086
Parque Arauco SA	974,534	2,466,880
Plaza SA	430,494	1,164,048
SMU SA	16,835,500	2,810,513
Total Chile		25,330,720
China – 10.7%
3SBio, Inc.*(a)	1,172,500	4,520,976
AIMA Technology Group Co. Ltd., Class A	42,700	208,006
AK Medical Holdings Ltd.(a)	8,000	5,676
Anhui Expressway Co. Ltd., Class H	2,090,000	3,073,055
Anhui Kouzi Distillery Co. Ltd., Class A	9,800	45,910
Anjoy Foods Group Co. Ltd., Class A	5,500	54,410
Autobio Diagnostics Co. Ltd., Class A	60,300	331,644
Bank of Chongqing Co. Ltd., Class H	1,743,000	1,646,580
Bank of Suzhou Co. Ltd., Class A	5,268,100	6,031,329
Beijing Jingneng Clean Energy Co. Ltd., Class H	8,968,000	2,916,179
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	6,424,340	11,104,732
Beijing Yanjing Brewery Co. Ltd., Class A	304,800	518,734
Bethel Automotive Safety Systems Co. Ltd., Class A	11,500	86,951
Caida Securities Co. Ltd., Class A	214,100	217,182
Chifeng Jilong Gold Mining Co. Ltd., Class A	205,100	851,202
China Chunlai Education Group Co. Ltd.(b)	62,000	35,142
China Communications Services Corp. Ltd., Class H	8,682,000	5,133,052
China Conch Venture Holdings Ltd.	1,591,500	2,243,941
China Datang Corp. Renewable Power Co. Ltd., Class H	3,553,000	1,246,683
China East Education Holdings Ltd.*(a)	1,742,000	1,710,565
China Lesso Group Holdings Ltd., Class L	2,054,000	1,288,304
China Lilang Ltd.	1,571,000	718,827
China Medical System Holdings Ltd.	1,565,000	2,814,039
China National Medicines Corp. Ltd., Class A	41,500	166,526
China Nonferrous Mining Corp. Ltd.	3,080,000	5,930,081
China Reinsurance Group Corp., Class H	11,523,000	2,295,595
China Resources Medical Holdings Co. Ltd.	499,500	225,341
China Suntien Green Energy Corp. Ltd., Class H	8,239,000	4,500,508
China World Trade Center Co. Ltd., Class A	24,200	69,129
China XLX Fertiliser Ltd.	1,288,000	1,312,765

See Notes to Financial Statements.

36    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) September 30, 2025
Investments	Shares	Value
Chlitina Holding Ltd.	142,000	$484,546
Chongqing Brewery Co. Ltd., Class A	14,200	106,768
CIMC Enric Holdings Ltd.	1,376,000	1,421,912
COFCO Capital Holdings Co. Ltd., Class A	74,900	140,712
Dongyue Group Ltd.	842,000	1,313,799
Eastern Air Logistics Co. Ltd., Class A	53,900	119,107
EEKA Fashion Holdings Ltd.*	494,500	479,856
Ever Sunshine Services Group Ltd.	3,902,000	907,745
Fu Shou Yuan International Group Ltd.	2,843,000	1,041,405
Fujian Funeng Co. Ltd., Class A	356,000	490,990
Gan & Lee Pharmaceuticals Co. Ltd., Class A	42,700	454,714
GRG Banking Equipment Co. Ltd., Class A	156,500	304,770
Guangshen Railway Co. Ltd., Class H	2,200,000	706,905
Guangzhou Port Co. Ltd., Class A	90,800	42,041
Guobo Electronics Co. Ltd., Class A	13,215	142,210
Hangcha Group Co. Ltd., Class A	51,580	207,915
Hangzhou Chang Chuan Technology Co. Ltd., Class A	49,700	694,659
Hangzhou EZVIZ Network Co. Ltd., Class A	23,642	112,349
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	1,047,300	4,330,321
Heilongjiang Agriculture Co. Ltd., Class A	298,800	602,430
Huaan Securities Co. Ltd., Class A	470,000	416,758
Hualan Biological Engineering, Inc., Class A	165,900	370,560
Huaxin Cement Co. Ltd., Class H(b)	888,100	1,790,948
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	96,300	328,593
Hunan Valin Steel Co. Ltd., Class A	6,420,000	5,845,862
Hunan Yuneng New Energy Battery Material Co. Ltd., Class A	69,600	590,009
Ingenic Semiconductor Co. Ltd., Class A	42,700	533,256
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	5,723,400	3,284,326
Jason Furniture Hangzhou Co. Ltd., Class A	14,200	60,108
JCHX Mining Management Co. Ltd., Class A	35,500	347,360
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	109,200	416,735
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	185,000	273,059
Jiangsu Yoke Technology Co. Ltd., Class A	42,700	441,834
Jinan Acetate Chemical Co. Ltd.(b)	1,146,000	2,368,856
Jinxin Fertility Group Ltd.*(a)(b)	1,494,000	549,180
Jiumaojiu International Holdings Ltd.(a)(b)	1,404,000	377,148
JNBY Design Ltd.	1,068,500	2,517,301
Jointown Pharmaceutical Group Co. Ltd., Class A	1,153,400	784,857
Juneyao Airlines Co. Ltd., Class A	99,700	190,241
Kinetic Development Group Ltd.	8,680,000	1,461,467
LEPU ScienTech Medical Technology Shanghai Co. Ltd., Class H(b)	78,000	204,514
Liaoning Port Co. Ltd., Class A	752,700	183,755
Livzon Pharmaceutical Group, Inc., Class A	559,200	3,016,702
Livzon Pharmaceutical Group, Inc., Class H	501,300	2,230,606
Meihua Holdings Group Co. Ltd., Class A	3,996,200	5,948,829
Investments	Shares	Value
Meitu, Inc.*(a)	914,500	$1,089,586
MicroPort NeuroScientific Corp.	143,409	231,691
Nanjing Iron & Steel Co. Ltd., Class A	6,163,600	4,540,071
Onewo, Inc., Class H	180,700	564,833
People.cn Co. Ltd., Class A	18,100	50,358
Poly Property Services Co. Ltd., Class H	181,800	813,618
Rockchip Electronics Co. Ltd., Class A	19,000	601,264
Sany Heavy Equipment International Holdings Co. Ltd.	1,744,000	1,822,364
Shandong Linglong Tyre Co. Ltd., Class A	26,000	55,959
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	3,820,400	2,852,877
Shanghai Allist Pharmaceuticals Co. Ltd., Class A	7,381	114,162
Shanghai Chicmax Cosmetic Co. Ltd., Class H	71,200	883,548
Shanghai Conant Optical Co. Ltd., Class H(b)	317,000	1,685,962
Shanghai Electric Power Co. Ltd., Class A	109,400	324,789
Shanghai Jinjiang International Hotels Co. Ltd., Class A	14,200	45,923
Shanghai Lingang Holdings Corp. Ltd., Class A	174,100	280,909
Shanghai M&G Stationery, Inc., Class A	44,900	172,799
Shenzhen Capchem Technology Co. Ltd., Class A	77,500	580,429
Shenzhen Expressway Corp. Ltd., Class H	2,760,000	2,614,416
Shenzhen Fortune Trend Technology Co. Ltd., Class A	12,109	274,344
Shenzhen Goodix Technology Co. Ltd., Class A	36,900	427,689
Shenzhen Kedali Industry Co. Ltd., Class A	20,400	560,131
Shenzhen Kinwong Electronic Co. Ltd., Class A	45,500	401,989
Sinoma International Engineering Co., Class A	498,200	624,200
Sinomine Resource Group Co. Ltd., Class A	106,000	736,173
Sinopec Engineering Group Co. Ltd., Class H	5,153,500	4,477,618
Southwest Securities Co. Ltd., Class A	440,900	293,834
Sunresin New Materials Co. Ltd., Class A	37,700	305,201
TangShan Port Group Co. Ltd., Class A	4,999,110	2,672,308
Tian Di Science & Technology Co. Ltd., Class A	1,110,994	924,348
Tian Lun Gas Holdings Ltd.	526,000	227,832
Tiangong International Co. Ltd.(b)	1,672,000	571,631
Tianli International Holdings Ltd.(b)	712,000	257,149
Tianshui Huatian Technology Co. Ltd., Class A^	247,100	408,401
Tong Ren Tang Technologies Co. Ltd., Class H	1,015,888	621,514
Tongkun Group Co. Ltd., Class A	250,100	526,700
Topchoice Medical Corp., Class A	42,800	264,460
TravelSky Technology Ltd., Class H	712,000	971,858
Wanguo Gold Group Ltd.	430,000	2,147,679
Weihai Guangwei Composites Co. Ltd., Class A	156,600	666,836
Western Superconducting Technologies Co. Ltd., Class A	65,304	596,380
Wintime Energy Group Co. Ltd., Class A	697,500	159,515
Wuchan Zhongda Group Co. Ltd., Class A	2,878,500	2,427,222
Xiamen Amoytop Biotech Co. Ltd., Class A	26,470	312,148
Xiamen C & D, Inc., Class A	3,784,848	5,448,346
Xiamen Tungsten Co. Ltd., Class A	207,100	860,084

See Notes to Financial Statements.

WisdomTree Trust    37

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) September 30, 2025
Investments	Shares	Value
Xtep International Holdings Ltd.	2,350,500	$1,764,295
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	42,700	416,013
Yifeng Pharmacy Chain Co. Ltd., Class A	37,300	129,002
Yihai International Holding Ltd.	428,000	692,026
Yili Chuanning Biotechnology Co. Ltd., Class A	71,200	107,688
Yunda Holding Co. Ltd., Class A	270,400	281,501
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	14,200	89,813
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A	927,200	836,476
Yunnan Copper Co. Ltd., Class A	1,116,400	2,737,979
Yunnan Tin Co. Ltd., Class A	184,900	600,301
Zhejiang Dingli Machinery Co. Ltd., Class A	54,300	408,503
Zhejiang Expressway Co. Ltd., Class H	5,716,000	5,282,253
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	219,000	651,094
ZMJ Group Co. Ltd., Class H	1,110,400	3,348,155
Total China		174,777,329
Czech Republic – 0.5%
Moneta Money Bank AS(a)	1,024,882	8,187,137
Hungary – 0.3%
Magyar Telekom Telecommunications PLC	794,888	4,253,380
India – 9.0%
360 ONE WAM Ltd.	395,489	4,561,172
Aditya Birla Real Estate Ltd.	16,475	313,473
Aditya Birla Sun Life Asset Management Co. Ltd.	124,666	1,111,325
Advanced Enzyme Technologies Ltd.	53,178	195,071
Alembic Pharmaceuticals Ltd.	56,287	571,404
Alkyl Amines Chemicals	142	3,060
Amara Raja Energy & Mobility Ltd.	68,830	766,955
Anand Rathi Wealth Ltd.	23,882	760,340
Angel One Ltd.	87,230	2,095,062
Apar Industries Ltd.	12,372	1,140,653
Apollo Tyres Ltd.	415,285	2,212,094
Arvind Ltd.	507,083	1,735,323
Asahi India Glass Ltd.	40,973	394,877
Aster DM Healthcare Ltd.(a)	139,430	984,535
Atul Ltd.	6,589	449,638
Avanti Feeds Ltd.	75,962	548,228
Bajaj Consumer Care Ltd.*	191,732	511,566
Balmer Lawrie & Co. Ltd.	146,411	347,308
Balrampur Chini Mills Ltd.	64,411	330,547
Bata India Ltd.	75,307	988,106
Bayer CropScience Ltd.	22,993	1,245,741
BEML Ltd.	11,424	537,022
Bhansali Engineering Polymers Ltd.	207,852	237,632
Birla Corp. Ltd.	26,466	363,477
Birlasoft Ltd.	124,345	494,292
BLS International Services Ltd.	38,040	138,084
Brigade Enterprises Ltd.	38,463	388,166
Investments	Shares	Value
Carborundum Universal Ltd.	42,071	$438,129
Care Ratings Ltd.	75,004	1,287,985
Castrol India Ltd.	1,060,456	2,384,417
CCL Products India Ltd.	76,085	724,313
Ceat Ltd.	12,383	471,869
Cera Sanitaryware Ltd.	3,298	228,902
CESC Ltd.	2,153,350	3,927,694
Chambal Fertilisers & Chemicals Ltd.	348,784	2,006,351
Chennai Petroleum Corp. Ltd.	257,110	2,194,399
CIE Automotive India Ltd.	67,260	305,170
City Union Bank Ltd.	118,851	286,095
Clean Science & Technology Ltd.	24,918	308,315
CMS Info Systems Ltd.	94,106	395,603
Computer Age Management Services Ltd.	52,843	2,236,947
Concord Biotech Ltd.	23,886	443,265
CRISIL Ltd.	32,209	1,609,421
Crompton Greaves Consumer Electricals Ltd.	404,837	1,328,198
Cyient Ltd.	127,033	1,639,906
DB Corp. Ltd.	114,200	346,309
DCM Shriram Ltd.	34,872	450,841
Deepak Fertilisers & Petrochemicals Corp. Ltd.	72,780	1,231,105
Dhanuka Agritech Ltd.	15,103	261,836
Dr. Lal PathLabs Ltd.(a)	19,479	684,067
EIH Ltd.	114,109	462,534
Electrosteel Castings Ltd.	108,948	114,839
Elgi Equipments Ltd.	70,412	382,398
Emami Ltd.	318,315	1,929,671
Endurance Technologies Ltd.(a)	22,856	706,721
Engineers India Ltd.	645,739	1,404,151
EPL Ltd.	211,533	490,590
Equitas Small Finance Bank Ltd.*(a)	460,715	296,701
FIEM Industries Ltd.	13,720	294,677
Finolex Cables Ltd.	41,347	380,669
Finolex Industries Ltd.	158,795	357,871
Firstsource Solutions Ltd.	411,237	1,522,881
Gabriel India Ltd.	61,933	824,064
Galaxy Surfactants Ltd.	15,634	387,871
Garden Reach Shipbuilders & Engineers Ltd.	18,088	515,227
GHCL Ltd.	238,403	1,624,326
Gillette India Ltd.	6,881	734,686
Gland Pharma Ltd.(a)	52,960	1,187,934
Godawari Power & Ispat Ltd.	216,102	595,816
Godfrey Phillips India Ltd.	76,197	2,904,091
Godrej Agrovet Ltd.(a)	112,118	871,550
Graphite India Ltd.	91,450	572,098
Great Eastern Shipping Co. Ltd.	310,205	3,471,906
Grindwell Norton Ltd.	28,025	501,294
Gujarat Mineral Development Corp. Ltd.	164,485	1,109,766
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	256,303	1,417,350
Gujarat Pipavav Port Ltd.	1,266,759	2,254,632
Gujarat State Petronet Ltd.	329,279	1,147,987
See Notes to Financial Statements.

38    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) September 30, 2025
Investments	Shares	Value
Gulf Oil Lubricants India Ltd.	33,370	$454,837
Happiest Minds Technologies Ltd.	1,142	6,828
HEG Ltd.	185,254	1,053,453
Heidelberg Cement India Ltd.	294,540	666,083
Hindustan Copper Ltd.	204,655	759,348
IIFL Securities Ltd.	89,276	281,386
IndiaMart InterMesh Ltd.(a)	11,243	298,382
Indian Energy Exchange Ltd.(a)	261,091	409,300
Indo Count Industries Ltd.	45,741	139,234
Ingersoll Rand India Ltd.	14,912	661,031
Intellect Design Arena Ltd.	29,448	323,239
Ipca Laboratories Ltd.	35,731	538,850
IRB Infrastructure Developers Ltd.	1,786,270	828,669
Jammu & Kashmir Bank Ltd.	117,430	138,910
Jamna Auto Industries Ltd.	534,473	605,753
JB Chemicals & Pharmaceuticals Ltd.	45,486	875,870
Jindal Saw Ltd.	219,240	500,810
JK Cement Ltd.	13,457	954,841
JK Lakshmi Cement Ltd.	41,040	396,308
JK Paper Ltd.	154,559	671,059
JK Tyre & Industries Ltd.	82,706	333,148
Jubilant Ingrevia Ltd.	58,687	422,593
Jubilant Pharmova Ltd.	23,139	281,300
Jupiter Wagons Ltd.	10,000	37,792
Jyothy Labs Ltd.	148,277	526,467
Kajaria Ceramics Ltd.	47,727	627,195
Kalpataru Projects International Ltd.	65,852	930,648
Kansai Nerolac Paints Ltd.	275,166	766,658
Karnataka Bank Ltd.	440,129	853,155
Karur Vysya Bank Ltd.	827,808	1,966,386
KEC International Ltd.	35,620	350,207
Kfin Technologies Ltd.	38,195	452,419
Kirloskar Brothers Ltd.	9,732	211,512
Kirloskar Ferrous Industries Ltd.	53,994	324,552
Kirloskar Oil Engines Ltd.	56,846	588,251
Kirloskar Pneumatic Co. Ltd.	20,360	275,950
KRBL Ltd.	145,642	565,008
KSB Ltd.	29,742	275,215
LA Opala RG Ltd.	716	1,949
Laurus Labs Ltd.(a)	150,086	1,422,955
LG Balakrishnan & Bros Ltd.	23,144	357,683
LT Foods Ltd.	67,937	310,346
Mahanagar Gas Ltd.	124,590	1,817,308
Maharashtra Seamless Ltd.	29,462	198,413
Man Infraconstruction Ltd.	97,250	160,417
Mastek Ltd.	14,382	355,254
Mindspace Business Parks REIT(a)	516,208	2,644,099
Mishra Dhatu Nigam Ltd.(a)	25,718	109,257
MOIL Ltd.	78,312	326,606
MSTC Ltd.	46,973	252,036
Narayana Hrudayalaya Ltd.	22,083	432,165
Natco Pharma Ltd.	88,864	796,224
Investments	Shares	Value
National Aluminium Co. Ltd.	1,255,727	$3,024,734
Nava Ltd.	226,939	1,663,791
Navin Fluorine International Ltd.	7,830	407,556
Navneet Education Ltd.	217,279	373,850
NBCC India Ltd.	1,002,488	1,209,009
NCC Ltd.	468,700	1,095,778
NESCO Ltd.	31,653	467,012
Newgen Software Technologies Ltd.	12,443	124,684
NIIT Learning Systems Ltd.	66,852	247,000
NLC India Ltd.	538,401	1,730,136
NOCIL Ltd.	156,182	306,317
Orient Cement Ltd.	81,473	201,249
PCBL CHEMICAL Ltd.	341,765	1,438,058
PDS Ltd.	34,481	123,553
Praj Industries Ltd.	101,978	378,963
Puravankara Ltd.*	66,415	196,914
Quess Corp. Ltd.(a)	120,800	346,392
Railtel Corp. of India Ltd.	82,209	344,618
Rallis India Ltd.	105,803	363,267
Ratnamani Metals & Tubes Ltd.	13,927	378,100
RBL Bank Ltd.(a)	151,786	473,964
Redington Ltd.	1,762,300	5,625,585
Relaxo Footwears Ltd.	6,404	32,165
Rhi Magnesita India Ltd.	37,591	186,666
Route Mobile Ltd.	16,899	150,654
RR Kabel Ltd.	9,818	139,482
Sanofi India Ltd.	12,201	638,985
Saregama India Ltd.	37,127	196,175
Siyaram Silk Mills Ltd.	69,893	512,614
SKF India Ltd.	19,497	1,035,492
South Indian Bank Ltd.	1,019,105	332,284
Sula Vineyards Ltd.	34,208	100,318
Sumitomo Chemical India Ltd.	41,260	247,800
Sun TV Network Ltd.	225,665	1,330,398
Sundram Fasteners Ltd.	55,091	619,480
Supreme Petrochem Ltd.	82,422	772,479
Surya Roshni Ltd.	54,116	174,497
Symphony Ltd.	10,679	108,866
Tamilnad Mercantile Bank Ltd.	202,505	962,363
Tanla Platforms Ltd.	26,325	194,720
Tata Chemicals Ltd.	262,708	2,721,651
Techno Electric & Engineering Co. Ltd.	28,421	426,817
Thyrocare Technologies Ltd.(a)	38,598	504,533
Time Technoplast Ltd.	96,108	227,095
Tips Music Ltd.	41,174	272,395
Transport Corp. of India Ltd.	32,782	436,152
Trident Ltd.	1,199,224	380,478
Triveni Engineering & Industries Ltd.	96,694	363,193
Triveni Turbine Ltd.	49,329	288,317
TTK Prestige Ltd.	9,231	66,039
Ujjivan Small Finance Bank Ltd.*(a)	1,357,720	708,765
Usha Martin Ltd.	149,909	775,557

See Notes to Financial Statements.

WisdomTree Trust    39

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) September 30, 2025
Investments	Shares	Value
UTI Asset Management Co. Ltd.	147,029	$2,159,514
Vaibhav Global Ltd.	7,542	19,137
Vardhman Textiles Ltd.	104,105	484,068
V-Guard Industries Ltd.	46,925	198,452
Vinati Organics Ltd.	17,973	351,409
VST Industries Ltd.	149,941	436,455
Welspun Corp. Ltd.	119,417	1,153,098
West Coast Paper Mills Ltd.	16,289	85,675
Whirlpool of India Ltd.	4,746	63,673
Zensar Technologies Ltd.	116,366	1,000,114
Total India		147,996,503
Indonesia – 2.2%
ABM Investama Tbk. PT	3,294,000	573,213
AKR Corporindo Tbk. PT	32,019,125	2,324,821
Aspirasi Hidup Indonesia Tbk. PT	14,137,000	364,771
Astra Otoparts Tbk. PT	3,072,800	425,933
Bank CIMB Niaga Tbk. PT	16,546,900	1,682,988
Bank Tabungan Negara Persero Tbk. PT	10,528,200	811,805
Bukit Asam Tbk. PT	28,792,900	4,060,205
Buma Internasional Grup Tbk PT*	10,235,384	224,792
Ciputra Development Tbk. PT	9,714,100	542,101
Cisarua Mountain Dairy Tbk. PT	2,862,800	790,212
Dayamitra Telekomunikasi PT	37,472,900	1,304,187
Dharma Satya Nusantara Tbk. PT	13,716,800	1,358,099
Elnusa Tbk. PT	21,192,300	628,203
Erajaya Swasembada Tbk. PT	19,781,200	512,780
ESSA Industries Indonesia Tbk. PT	36,604,300	1,537,534
Indo Tambangraya Megah Tbk. PT, Class P	2,619,500	3,595,623
Indocement Tunggal Prakarsa Tbk. PT	1,074,800	420,826
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	23,920,870	767,937
Jasa Marga Persero Tbk. PT	3,596,200	750,962
Map Aktif Adiperkasa PT	823,700	26,691
Mayora Indah Tbk. PT	6,090,700	741,921
MD Entertainment Tbk. PT*	1,028,000	326,937
Medco Energi Internasional Tbk. PT, Class T	8,610,200	707,829
Medikaloka Hermina Tbk. PT	5,152,900	519,464
Mitra Adiperkasa Tbk. PT	3,507,100	236,753
Mitra Keluarga Karyasehat Tbk. PT	5,652,700	834,422
Pabrik Kertas Tjiwi Kimia Tbk. PT	1,032,800	432,270
Pakuwon Jati Tbk. PT	38,267,800	863,408
Perusahaan Gas Negara Tbk. PT	60,406,900	6,125,872
Sarana Menara Nusantara Tbk. PT	33,488,700	1,175,571
Summarecon Agung Tbk. PT	7,377,400	188,585
XLSMART Telecom Sejahtera Tbk PT	4,655,400	743,076
Total Indonesia		35,599,791
Malaysia – 5.4%
Aeon Co. M Bhd.	1,686,200	520,865
AFFIN Bank Bhd.*	813,044	450,135
Alliance Bank Malaysia Bhd.	2,895,900	3,007,029
AMMB Holdings Bhd.	6,822,500	9,159,350
Investments	Shares	Value
Bank Islam Malaysia Bhd.	3,407,400	$1,854,092
Bermaz Auto Bhd.	3,920,900	633,530
Bursa Malaysia Bhd.	1,523,600	2,907,095
Cahya Mata Sarawak Bhd.	1,290,000	386,218
Carlsberg Brewery Malaysia Bhd., Class B	242,100	946,885
CTOS Digital Bhd.	1,595,400	354,449
Dayang Enterprise Holdings Bhd.	1,149,900	437,172
Dialog Group Bhd.	4,705,000	2,112,974
DRB-Hicom Bhd.	2,929,900	800,614
Eco World Development Group Bhd.	3,279,700	1,706,675
Farm Fresh Bhd.	357,500	192,830
Fraser & Neave Holdings Bhd.	307,100	1,987,740
Frontken Corp. Bhd.	702,200	692,439
Genting Malaysia Bhd.	10,099,300	5,039,451
Heineken Malaysia Bhd.	558,600	2,827,178
Hibiscus Petroleum Bhd.	1,580,160	574,467
IJM Corp. Bhd.	4,890,100	3,276,721
Inari Amertron Bhd.	5,590,175	2,749,593
IOI Properties Group Bhd.	3,419,800	1,698,321
KPJ Healthcare Bhd.	6,491,800	4,241,998
Leong Hup International Bhd.	4,061,762	603,208
Mah Sing Group Bhd.	2,113,600	557,466
Malayan Cement Bhd.	413,700	691,056
Malaysian Pacific Industries Bhd.	85,700	584,841
Malaysian Resources Corp. Bhd.	3,477,600	433,822
Matrix Concepts Holdings Bhd.	4,842,900	1,622,547
MBSB Bhd.	17,662,228	3,084,647
Mega First Corp. Bhd.	1,001,400	904,199
Mi Technovation Bhd.	674,000	382,764
Nationgate Holdings Bhd.	62,500	18,118
QL Resources Bhd.	2,289,700	2,361,245
Sam Engineering & Equipment M Bhd.	143,400	130,844
Scientex Bhd.	1,099,500	943,138
Sime Darby Property Bhd.	3,763,900	1,314,704
SKP Resources Bhd.	1,525,500	337,107
SP Setia Bhd. Group	2,173,300	531,900
Sunway Construction Group Bhd.	461,400	663,293
Syarikat Takaful Malaysia Keluarga Bhd.	1,659,200	1,214,289
TIME dotCom Bhd.	3,758,900	4,555,160
TSH Resources Bhd.	6,557,800	1,776,379
Uchi Technologies Bhd.	1,316,100	1,031,990
UEM Sunrise Bhd.	998,200	180,262
Unisem M Bhd.	868,500	581,958
United Plantations Bhd.	1,504,750	8,216,504
Velesto Energy Bhd.	9,133,600	531,717
ViTrox Corp. Bhd.	277,500	247,268
VS Industry Bhd.	3,203,478	449,104
Westports Holdings Bhd.	3,722,100	4,740,515
Yinson Holdings Bhd.	1,292,194	743,046
Zetrix Ai Bhd.	6,031,143	1,218,123
Total Malaysia		89,209,035

See Notes to Financial Statements.

40    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) September 30, 2025
Investments	Shares	Value
Mexico – 3.8%
Alsea SAB de CV*	660,799	$2,194,072
Bolsa Mexicana de Valores SAB de CV	2,917,380	6,090,175
Corp. Inmobiliaria Vesta SAB de CV	2,124,603	6,007,878
FIBRA Macquarie Mexico(a)	2,712,151	4,642,427
Genomma Lab Internacional SAB de CV, Class B	1,380,953	1,449,313
Gentera SAB de CV	3,864,344	10,010,511
Grupo Aeroportuario del Centro Norte SAB de CV	929,248	12,012,175
La Comer SAB de CV	321,521	752,569
Megacable Holdings SAB de CV, Series CPO	1,364,365	4,392,463
Operadora De Sites Mexicanos SAB de CV	1,921,777	1,807,251
Promotora y Operadora de Infraestructura SAB de CV	361,949	4,932,734
Qualitas Controladora SAB de CV	737,241	6,733,997
Regional SAB de CV	234,944	2,112,926
Total Mexico		63,138,491
Philippines – 0.8%
Century Pacific Food, Inc.	582,500	376,824
DigiPlus Interactive Corp.	1,324,550	574,654
DMCI Holdings, Inc.	6,703,800	1,301,597
GT Capital Holdings, Inc.	54,180	535,749
LT Group, Inc.	3,593,300	940,926
Manila Water Co., Inc.	3,148,600	2,072,017
Megaworld Corp.	29,189,000	998,043
Puregold Price Club, Inc.	3,308,500	2,387,577
Robinsons Land Corp.	4,818,126	1,235,162
Semirara Mining & Power Corp.	3,462,000	2,093,856
Total Philippines		12,516,405
Poland – 3.1%
Alior Bank SA(b)	369,315	10,444,676
Asseco Poland SA	161,800	8,937,723
Auto Partner SA(b)	63,653	324,244
Budimex SA	47,237	6,630,120
CD Projekt SA(b)	41,430	3,089,106
Eurocash SA*	140,853	325,552
Grupa Kety SA	47,556	12,099,229
Orange Polska SA	1,895,921	4,582,173
Text SA(b)	96,026	1,405,510
Warsaw Stock Exchange	152,012	2,409,331
Total Poland		50,247,664
Saudi Arabia – 3.4%
Abdullah Al Othaim Markets Co.	1,359,300	2,809,070
Al Babtain Power & Telecommunication Co.(b)	65,836	1,014,698
Al Hammadi Holding	123,520	1,133,688
Al Jouf Agricultural Development Co.(b)	16,627	208,292
Al Masane Al Kobra Mining Co.	30,714	601,962
Alamar Foods(b)	10,962	151,121
Alandalus Property Co.(b)	87,554	466,930
Alaseel Co.	399,339	402,512
Investments	Shares	Value
Al-Dawaa Medical Services Co.	43,580	$770,453
Aldrees Petroleum & Transport Services Co.	48,363	1,615,883
AlJazira Takaful Ta’awuni Co.(b)	100,658	343,293
Almunajem Foods Co.(b)	44,044	715,824
Arabian Cement Co.	121,268	712,048
Arabian Drilling Co.(b)	36,020	756,860
Astra Industrial Group(b)	64,566	2,393,119
Ataa Educational Co.(b)	22,652	395,936
Catrion Catering Holding Co.(b)	64,328	1,705,888
East Pipes Integrated Co. for Industry(b)	11,255	386,251
Eastern Province Cement Co.	191,993	1,382,276
Electrical Industries Co.	1,220,975	3,561,801
First Milling Co.(b)	52,097	739,043
Gulf Insurance Group(b)	89,822	635,187
Leejam Sports Co. JSC(b)	38,876	1,482,392
Maharah Human Resources Co.(b)	494,837	629,399
Mobile Telecommunications Co. Saudi Arabia(b)	1,150,366	3,423,307
Modern Mills Co.(b)	96,299	842,764
National Co. for Glass Industries(b)	13,623	150,317
National Co. for Learning & Education(b)	12,768	540,994
National Gas & Industrialization Co.(b)	37,910	833,976
National Medical Care Co.	11,729	551,390
Northern Region Cement Co.(b)	132,710	291,239
Qassim Cement Co.	103,286	1,185,935
Retal Urban Development Co.	241,996	773,701
Riyadh Cables Group Co.	47,977	1,624,734
Riyadh Cement Co.	272,082	2,070,615
Saudi Automotive Services Co.*(b)	40,888	614,378
Saudi Cement Co.	237,745	2,576,384
Saudi Chemical Co. Holding(b)	315,484	609,903
Saudi Ground Services Co.	149,078	1,850,854
Saudi Paper Manufacturing Co.*(b)	16,938	258,799
Saudi Steel Pipe Co.(b)	19,201	272,896
Saudia Dairy & Foodstuff Co.(b)	28,723	2,067,946
Southern Province Cement Co.(b)	18,036	130,910
Sumou Real Estate Co.(b)	33,967	364,469
Sustained Infrastructure Holding Co.(b)	104,288	917,685
Tanmiah Food Co.(b)	17,717	389,989
Theeb Rent A Car Co.	54,736	952,356
United Electronics Co.	118,691	2,837,355
United International Transportation Co.	77,751	1,533,168
Yamama Cement Co.	172,073	1,456,348
Yanbu Cement Co.(b)	211,574	970,368
Zahrat Al Waha For Trading Co., Class C(b)	43,423	305,913
Total Saudi Arabia		55,412,619
South Africa – 9.0%
Afrimat Ltd.(b)	311,600	687,227
AVI Ltd.	1,445,852	8,290,026
Barloworld Ltd.	559,372	3,825,874
Coronation Fund Managers Ltd.	1,792,279	4,623,929
DataTec Ltd.	441,855	1,538,201

See Notes to Financial Statements.

WisdomTree Trust    41

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) September 30, 2025
Investments	Shares	Value
Dis-Chem Pharmacies Ltd.(a)	568,271	$1,078,406
DRDGOLD Ltd.	1,423,773	3,971,957
Equites Property Fund Ltd.	3,865,274	3,598,105
Foschini Group Ltd.	745,377	4,713,988
Grindrod Ltd.	2,012,195	1,752,980
Growthpoint Properties Ltd.	15,230,815	13,003,907
Hosken Consolidated Investments Ltd.	40,110	286,983
Hyprop Investments Ltd.	2,230,527	6,042,883
Investec Ltd.	1,050,028	7,797,687
JSE Ltd.	281,736	2,081,768
Life Healthcare Group Holdings Ltd.	1,873,269	1,258,437
Momentum Group Ltd.	4,545,566	8,639,276
Motus Holdings Ltd.(b)	713,076	4,298,502
Mr. Price Group Ltd.	685,137	8,089,402
Netcare Ltd.	3,901,961	3,211,584
Old Mutual Ltd.(b)	20,056,564	15,519,787
Omnia Holdings Ltd.	558,648	2,317,810
PSG Financial Services Ltd.	1,600,709	2,115,413
Redefine Properties Ltd.	32,771,944	9,440,751
Resilient REIT Ltd.	1,977,157	7,341,352
Reunert Ltd.	594,619	1,854,943
Santam Ltd.	131,690	2,884,395
Sun International Ltd.	655,443	1,532,945
Tiger Brands Ltd.	616,101	11,026,074
Truworths International Ltd.(b)	1,105,519	3,505,109
Wilson Bayly Holmes-Ovcon Ltd.	75,497	657,713
Total South Africa		146,987,414
South Korea – 13.2%
Advanced Process Systems Corp.	17,978	250,120
Aekyung Industrial Co. Ltd.	8,399	90,452
Ahnlab, Inc.	4,124	177,240
Asia Cement Co. Ltd.	61,359	536,599
Asia Paper Manufacturing Co. Ltd.	94,621	524,679
BGF retail Co. Ltd.	17,113	1,317,276
BH Co. Ltd.	17,515	214,966
Binggrae Co. Ltd.	13,268	709,241
BNK Financial Group, Inc.	1,050,566	10,924,599
Boryung	43,683	271,491
Caregen Co. Ltd.	23,316	1,038,630
Cheil Worldwide, Inc.	391,391	5,662,833
Cheryong Electric Co. Ltd.	1,303	30,554
Chong Kun Dang Pharmaceutical Corp.	4,917	287,720
CJ CheilJedang Corp.	8,749	1,437,329
CJ Corp.	30,433	3,980,226
CJ Logistics Corp.	6,218	373,155
Classys, Inc.	5,824	209,623
CLIO Cosmetics Co. Ltd.	13,840	140,072
Coway Co. Ltd.	110,252	7,740,153
CS Wind Corp.	5,883	175,687
Cuckoo Homesys Co. Ltd.	19,178	358,122
Daesang Corp.	53,913	845,363
Daesang Holdings Co. Ltd.	43,987	284,040
Investments	Shares	Value
Daewon Pharmaceutical Co. Ltd.	29,408	$274,996
Daewoong Pharmaceutical Co. Ltd.	813	77,647
Daishin Securities Co. Ltd.	183,069	3,444,654
DB HiTek Co. Ltd.	49,167	1,990,439
DongKook Pharmaceutical Co. Ltd., Class L	26,677	358,976
Dongkuk Industries Co. Ltd.	42,961	90,022
Dongkuk Steel Mill Co. Ltd.	181,578	1,185,456
Dongsuh Cos., Inc.	151,413	2,902,968
Dongsung Finetec Co. Ltd.	45,512	984,490
Dongwon Industries Co. Ltd.	36,899	1,195,296
Dongwon Systems Corp.	7,658	147,369
Doosan Bobcat, Inc.*	165,662	6,553,039
Douzone Bizon Co. Ltd.	6,874	435,550
Ecopro HN Co. Ltd.	257	4,121
F&F Co. Ltd.	22,949	1,025,553
GOLFZON Co. Ltd.	4,088	176,276
Grand Korea Leisure Co. Ltd.	82,056	924,047
GS Holdings Corp.	134,612	4,408,554
GS Retail Co. Ltd.	40,753	483,616
Hana Tour Service, Inc.	56,543	2,023,063
Hancom, Inc.	26,343	480,653
Handsome Co. Ltd.	47,002	507,858
Hanil Cement Co. Ltd.	83,834	1,144,237
Hanjin Kal Corp.	11,310	810,132
Hanjin Logistics Corp.	28,331	408,897
Hankook & Co. Co. Ltd.	93,258	1,528,765
Hanmi Science Co. Ltd.*	20,585	570,726
Hansae Co. Ltd.	45,568	345,239
Hanwha General Insurance Co. Ltd.*	153,588	614,111
Hanwha Systems Co. Ltd.	79,950	3,390,489
HD Hyundai Construction Equipment Co. Ltd.	23,756	1,572,954
HD Hyundai Infracore Co. Ltd.*	178,264	1,918,525
HDC Holdings Co. Ltd.	54,846	680,176
HDC Hyundai Development Co.-Engineering & Construction, Class E	64,677	938,083
Hite Jinro Co. Ltd.	69,614	945,189
HK inno N Corp.*	9,138	289,175
HL Mando Co. Ltd.	21,365	511,645
HPSP Co. Ltd.	10,282	247,331
Humedix Co. Ltd.	13,812	529,622
Huons Co. Ltd.	19,929	422,571
Hyosung Heavy Industries Corp.	1,868	1,784,056
Hyosung TNC Corp.	4,882	744,626
Hyundai Autoever Corp.	3,837	417,597
Hyundai Department Store Co. Ltd.	22,528	1,420,996
Hyundai Wia Corp.	24,831	856,577
HyVision System, Inc.	29,712	335,228
Iljin Electric Co. Ltd.	14,639	368,310
iM Financial Group Co. Ltd.	852,706	8,362,663
Innocean Worldwide, Inc.	79,394	1,029,878
JB Financial Group Co. Ltd.	369,074	6,037,025
JW Pharmaceutical Corp.	1,432	21,688

See Notes to Financial Statements.

42    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) September 30, 2025
Investments	Shares	Value
JYP Entertainment Corp.	14,659	$779,417
K Car Co. Ltd.	79,268	881,917
KEPCO Engineering & Construction Co., Inc.	5,149	307,534
KEPCO Plant Service & Engineering Co. Ltd.	54,133	1,838,450
KG Dongbusteel	22,657	85,102
KISWIRE Ltd.	21,077	256,881
KIWOOM Securities Co. Ltd.	28,531	4,982,071
Koh Young Technology, Inc.	37,964	390,991
Kolmar BNH Co. Ltd.*	43,965	473,163
Kolmar Korea Co. Ltd.*	10,842	601,196
Kolon Industries, Inc.	36,027	873,039
Korea Aerospace Industries Ltd.	23,491	1,808,224
Korea Electric Terminal Co. Ltd.	8,084	352,618
Korea Electronic Power Industrial Development Co. Ltd.	2,991	25,049
Korea Investment Holdings Co. Ltd.	114,352	11,817,854
Korea United Pharm, Inc.	26,909	360,948
Korean Reinsurance Co.	574,342	4,461,942
Kumho Petrochemical Co. Ltd.	17,905	1,332,299
Kyung Dong Navien Co. Ltd.	5,797	299,962
LEENO Industrial, Inc.	60,705	2,228,222
LG Uplus Corp.	821,104	8,983,248
LIG Nex1 Co. Ltd.	12,326	4,506,780
Lotte Innovate Co. Ltd.	16,852	260,038
Lotte Rental Co. Ltd.	41,763	878,093
Lotte Shopping Co. Ltd.	30,328	1,530,396
LS Electric Co. Ltd.	11,968	2,426,782
LX Hausys Ltd.	16,652	335,283
LX INTERNATIONAL Corp.	66,573	1,515,988
LX Semicon Co. Ltd.	33,357	1,295,718
MegaStudyEdu Co. Ltd.	17,999	583,696
Mirae Asset Securities Co. Ltd.	517,840	7,879,893
Misto Holdings Corp.	60,860	1,672,181
Nexen Tire Corp.	35,922	149,776
NH Investment & Securities Co. Ltd.	560,386	7,756,456
NHN KCP Corp.	36,215	482,161
NICE Information Service Co. Ltd.	117,779	1,169,354
NongShim Co. Ltd.	2,991	919,865
Orion Corp.	19,153	1,414,241
Paradise Co. Ltd.	54,134	814,103
Partron Co. Ltd.	59,109	271,732
PharmaResearch Co. Ltd.	3,180	1,362,161
Philoptics Co. Ltd.*	16,308	435,291
Poongsan Corp.	28,902	2,568,746
Posco DX Co. Ltd.	14,777	221,173
PSK Holdings, Inc.	930	30,192
S-1 Corp.	57,292	3,434,131
Samsung Securities Co. Ltd.	181,179	9,258,782
SAMT Co. Ltd.	236,824	566,298
Samyang Corp.	15,443	572,350
Samyang Foods Co. Ltd.	2,135	2,326,656
SeAH Besteel Holdings Corp.	54,711	982,657
Investments	Shares	Value
Seegene, Inc.	61,239	$1,080,265
Sejin Heavy Industries Co. Ltd.	46,381	714,037
SGC Energy Co. Ltd.	33,857	553,806
Shinsegae International, Inc.	7,671	55,822
Shinsegae, Inc.	9,663	1,288,584
SL Corp.	27,676	668,698
SM Entertainment Co. Ltd.	6,687	619,586
SNT Motiv Co. Ltd.	47,108	1,153,316
Soop Co. Ltd.	6,045	323,135
Soulbrain Co. Ltd.	2,825	580,886
ST Pharm Co. Ltd.	4,701	299,875
Sungwoo Hitech Co. Ltd.	10,000	38,987
TKG Huchems Co. Ltd.	74,110	934,925
Tokai Carbon Korea Co. Ltd.	4,910	612,416
TS Corp.	186,794	380,098
Unid Co. Ltd.	11,220	560,580
Total South Korea		216,127,440
Taiwan – 26.1%
AcBel Polytech, Inc.(b)	299,000	298,725
Adlink Technology, Inc.	92,000	184,737
Advanced Energy Solution Holding Co. Ltd.	53,000	2,017,193
Advancetek Enterprise Co. Ltd.(b)	712,000	985,839
Alexander Marine Co. Ltd.	2,508	18,433
Allied Supreme Corp.(b)	142,000	1,388,411
Allis Electric Co. Ltd.(b)	145,037	487,771
Alltek Technology Corp.	712,240	731,449
AMPOC Far-East Co. Ltd.(b)	421,040	1,478,157
AP Memory Technology Corp.(b)	142,000	1,586,423
Apacer Technology, Inc.	115,000	273,558
Arcadyan Technology Corp.	427,681	3,080,123
Asia Optical Co., Inc.(b)	340,000	1,768,161
ASMedia Technology, Inc.	34,000	1,651,027
ASROCK, Inc.	118,000	1,082,125
Bank of Kaohsiung Co. Ltd.	659,560	258,604
BenQ Materials Corp.	427,000	336,243
BES Engineering Corp.*(b)	2,939,000	1,022,160
Bizlink Holding, Inc.	155,568	5,257,400
Bora Pharmaceuticals Co. Ltd.(b)	70,787	1,602,567
C Sun Manufacturing Ltd.	37,000	232,479
Capital Futures Corp.	472,180	749,062
Capital Securities Corp.(b)	6,499,340	5,256,537
Cathay Consolidated, Inc.	142,000	401,148
Cathay Real Estate Development Co. Ltd.	1,024,000	786,193
Central Reinsurance Co. Ltd.(b)	1,308,000	1,032,135
Century Iron & Steel Industrial Co. Ltd.	142,000	815,342
Charoen Pokphand Enterprise	427,100	1,968,881
CHC Resources Corp.	85,000	199,127
Chenbro Micom Co. Ltd.	60,000	1,165,431
Cheng Loong Corp.	1,564,000	898,025
Cheng Uei Precision Industry Co. Ltd.(b)	712,000	1,106,149
Chicony Electronics Co. Ltd.(b)	1,593,652	7,215,827
Chicony Power Technology Co. Ltd.(b)	464,625	1,521,411

See Notes to Financial Statements.

WisdomTree Trust    43

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) September 30, 2025
Investments	Shares	Value
China Bills Finance Corp.	1,566,000	$834,947
China General Plastics Corp.	554,000	207,218
China Metal Products	359,000	320,977
China Steel Chemical Corp.(b)	141,726	380,379
China Wire & Cable Co. Ltd.	142,000	185,898
Chin-Poon Industrial Co. Ltd.(b)	323,000	369,864
ChipMOS Technologies, Inc.	1,282,000	1,240,862
Chong Hong Construction Co. Ltd.(b)	591,000	1,479,536
Chun Yuan Steel Industry Co. Ltd.	997,000	672,234
Chung-Hsin Electric & Machinery Manufacturing Corp.(b)	495,000	2,525,510
Cleanaway Co. Ltd.	178,161	1,180,803
Compeq Manufacturing Co. Ltd.	2,363,000	5,690,800
Continental Holdings Corp.	1,567,000	1,169,672
CTCI Corp.(b)	1,098,196	1,140,426
Cub Elecparts, Inc.(b)	13,000	50,971
Cyberlink Corp.	75,000	243,126
CyberPower Systems, Inc.(b)	102,000	699,455
DA CIN Construction Co. Ltd.	997,000	1,946,371
Da-Li Development Co. Ltd.(b)	446,361	719,819
Darfon Electronics Corp.	522,000	631,990
Daxin Materials Corp.(b)	86,000	1,107,520
Delpha Construction Co. Ltd.(b)	427,000	421,704
Depo Auto Parts Ind Co. Ltd.(b)	199,000	861,868
Dynamic Holding Co. Ltd.	72,000	211,195
Elan Microelectronics Corp.(b)	142,409	607,427
Ennoconn Corp.	142,243	1,374,453
Eternal Materials Co. Ltd.	1,565,319	2,087,743
Evergreen Aviation Technologies Corp.	142,000	754,774
Evergreen International Storage & Transport Corp.^	1,510,000	1,734,038
Everlight Electronics Co. Ltd.(b)	996,165	2,088,554
Far Eastern Department Stores Ltd.	2,463,841	1,814,858
Far Eastern International Bank	9,253,918	3,780,146
Faraday Technology Corp.	142,582	741,494
Farglory F T Z Investment Holding Co. Ltd.	72,857	123,588
Farglory Land Development Co. Ltd.(b)	712,640	1,449,691
FDC International Hotels Corp.	102,000	153,110
Feng Hsin Steel Co. Ltd.	642,950	1,377,539
FIC Global, Inc.*(b)	142,000	191,722
Flytech Technology Co. Ltd.(b)	479,000	1,650,207
Formosa Advanced Technologies Co. Ltd.	142,000	147,926
Formosa International Hotels Corp.	142,000	927,161
Formosa Laboratories, Inc.(b)	33,000	70,703
Formosa Sumco Technology Corp.	33,000	109,899
Fositek Corp.	17,871	584,012
Foxsemicon Integrated Technology, Inc.(b)	406,197	4,018,256
Fulgent Sun International Holding Co. Ltd.	291,368	955,038
Fusheng Precision Co. Ltd.	331,000	2,834,536
G Shank Enterprise Co. Ltd.(b)	427,103	1,471,416
Gemtek Technology Corp.	997,000	821,074
Genius Electronic Optical Co. Ltd.(b)	142,280	1,998,026
Investments	Shares	Value
Getac Holdings Corp.	1,193,292	$6,088,224
Giant Manufacturing Co. Ltd.(b)	609,051	1,896,415
Global Brands Manufacture Ltd.	743,133	2,925,912
Global Mixed Mode Technology, Inc.	161,000	1,233,463
Global PMX Co. Ltd.(b)	103,000	451,161
Gold Circuit Electronics Ltd.(b)	314,000	4,486,745
Goldsun Building Materials Co. Ltd.	2,985,000	3,560,101
Gourmet Master Co. Ltd.	167,000	405,473
Grape King Bio Ltd.	251,988	1,074,822
Great Wall Enterprise Co. Ltd.	1,282,259	2,179,310
Greatek Electronics, Inc.	953,000	1,973,040
HD Renewable Energy Co. Ltd.(b)	65,763	271,873
Highwealth Construction Corp.(b)	1,202,719	1,588,341
Hiwin Technologies Corp.(b)	328,000	2,319,181
Hiyes International Co. Ltd.(b)	142,000	402,080
Holy Stone Enterprise Co. Ltd.	130,900	416,605
Hong TAI Electric Industrial	427,000	537,288
Hsin Kuang Steel Co. Ltd.	195,000	269,998
Huaku Development Co. Ltd.	1,003,346	3,157,060
Huang Hsiang Construction Corp.	157,785	221,835
Hung Ching Development & Construction Co. Ltd.	142,000	118,341
Hung Sheng Construction Ltd.	427,000	301,918
IBF Financial Holdings Co. Ltd.(b)	6,876,537	3,474,594
Ichia Technologies, Inc.	427,000	728,525
Iron Force Industrial Co. Ltd.(b)	220,905	764,666
ITE Technology, Inc.	368,000	1,611,917
J&V Energy Technology Co. Ltd.(b)	118,000	460,726
JPC connectivity, Inc.(b)	161,000	853,124
JSL Construction & Development Co. Ltd.(b)	86,072	160,407
Kaori Heat Treatment Co. Ltd.(b)	58,577	635,202
Kenda Rubber Industrial Co. Ltd.	1,849,000	1,231,534
Kindom Development Co. Ltd.(b)	905,020	1,068,991
King Slide Works Co. Ltd.(b)	124,004	13,385,825
King Yuan Electronics Co. Ltd.	1,627,000	8,754,774
Kinik Co.(b)	142,495	1,568,576
Kinpo Electronics(b)	917,000	585,198
KMC Kuei Meng International, Inc.	100,000	283,155
KS Terminals, Inc.	143,000	245,387
Kung Long Batteries Industrial Co. Ltd.	301,000	1,274,001
L&K Engineering Co. Ltd.	269,981	3,180,103
Lelon Electronics Corp.	427,000	1,218,879
Lian HWA Food Corp.(b)	156,510	659,871
Lien Hwa Industrial Holdings Corp.(b)	1,164,681	1,861,013
Lintes Technology Co. Ltd.	69,406	212,012
Lion Travel Service Co. Ltd.	344,000	1,788,963
Lotus Pharmaceutical Co. Ltd.(b)	143,000	1,217,550
Machvision, Inc.	142,000	2,441,368
Makalot Industrial Co. Ltd.(b)	546,218	5,197,297
Marketech International Corp.(b)	142,000	1,139,150
Mayer Steel Pipe Corp.	462,000	371,383
Merida Industry Co. Ltd.(b)	382,043	1,272,307

See Notes to Financial Statements.

44    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) September 30, 2025
Investments	Shares	Value
Merry Electronics Co. Ltd.(b)	711,622	$2,369,894
METAAGE Corp.	24,000	40,711
momo.com, Inc.(b)	149,100	1,181,431
MSSCORPS Co. Ltd.(b)	81,897	446,056
Nak Sealing Technologies Corp.	121,000	440,679
Namchow Holdings Co. Ltd.	165,000	214,655
Nan Pao Resins Chemical Co. Ltd., Class L	142,000	1,831,026
Nichidenbo Corp.	984,000	2,434,333
Nien Made Enterprise Co. Ltd.(b)	252,000	3,509,876
Nuvoton Technology Corp.(b)	344,872	712,873
O-Bank Co. Ltd.	3,553,000	1,053,846
Orient Semiconductor Electronics Ltd.	224,000	345,062
Pan Jit International, Inc.(b)	610,000	1,417,022
Pan-International Industrial Corp.(b)	853,000	1,519,716
Pegavision Corp.(b)	69,000	723,325
Phoenix Silicon International Corp.(b)	142,000	838,638
Posiflex Technology, Inc.	212,000	1,592,887
Pou Chen Corp.	4,540,000	4,297,493
Powertech Technology, Inc.(b)	2,026,000	9,705,230
President Securities Corp.	1,091,972	836,589
Primax Electronics Ltd.	1,564,000	4,033,414
Prince Housing & Development Corp.	1,848,000	554,194
Promate Electronic Co. Ltd.(b)	853,190	1,373,088
Qisda Corp.^	4,422,000	4,374,411
Raydium Semiconductor Corp.(b)	142,000	1,295,229
Rechi Precision Co. Ltd.(b)	712,000	572,347
Rexon Industrial Corp. Ltd.	169,000	158,587
Ruentex Engineering & Construction Co.(b)	141,600	715,480
Run Long Construction Co. Ltd.(b)	286,000	269,316
Sakura Development Co. Ltd.(b)	117,600	187,331
San Fu Chemical Co. Ltd.	142,000	575,399
Sanyang Motor Co. Ltd.	833,000	1,700,000
Scientech Corp.(b)	29,000	375,845
ScinoPharm Taiwan Ltd.	123,000	76,476
SDI Corp.(b)	142,000	375,057
Sercomm Corp.	468,488	1,552,506
Sesoda Corp.	712,000	716,018
ShenMao Technology, Inc.(b)	142,000	498,524
Shihlin Electric & Engineering Corp.(b)	147,000	877,813
Shin Zu Shing Co. Ltd.(b)	513,072	4,376,886
Shinfox Energy Co. Ltd.(b)	61,988	114,506
Shinkong Insurance Co. Ltd.	486,000	1,921,484
Shiny Chemical Industrial Co. Ltd.(b)	166,764	738,669
ShunSin Technology Holding Ltd.	19,000	96,939
Sigurd Microelectronics Corp.	1,848,000	5,517,685
Sinbon Electronics Co. Ltd.(b)	353,120	2,664,794
Sincere Navigation Corp.	238,000	180,386
Sinon Corp.	1,565,000	2,272,172
Sinyi Realty, Inc.	1,016,000	801,719
Sitronix Technology Corp.	330,000	2,349,564
Sonix Technology Co. Ltd.	384,000	480,661
Standard Chemical & Pharmaceutical Co. Ltd.	142,000	264,171
Investments	Shares	Value
Standard Foods Corp.	421,896	$418,048
Stark Technology, Inc.	354,000	2,067,458
Sunny Friend Environmental Technology Co. Ltd., Class T	142,000	364,807
Sunonwealth Electric Machine Industry Co. Ltd.(b)	198,000	821,806
Sunrex Technology Corp.	427,000	577,917
Supreme Electronics Co. Ltd.(b)	1,400,868	2,045,365
Swancor Holding Co. Ltd.(b)	214,000	930,343
Symtek Automation Asia Co. Ltd.(b)	138,118	802,116
Syncmold Enterprise Corp.	356,000	815,303
Synnex Technology International Corp.(b)	4,123,600	8,550,808
Systex Corp.	427,000	1,695,223
TA Chen Stainless Pipe(b)	4,313,033	5,448,250
Ta Ya Electric Wire & Cable(b)	429,500	566,504
Taichung Commercial Bank Co. Ltd.(b)	5,016,943	3,736,617
TaiDoc Technology Corp.	142,000	568,410
Taiflex Scientific Co. Ltd.(b)	25,000	50,282
Tainan Spinning Co. Ltd.(b)	1,352,000	596,640
Taiwan Business Bank(b)	3,226,698	1,667,448
Taiwan Cogeneration Corp.	331,223	517,842
Taiwan Fertilizer Co. Ltd.	1,661,000	2,681,318
Taiwan FU Hsing Industrial Co. Ltd.^	536,000	787,873
Taiwan Hon Chuan Enterprise Co. Ltd.(b)	467,608	1,956,166
Taiwan Navigation Co. Ltd.	1,190,000	1,069,821
Taiwan Paiho Ltd.	427,000	757,947
Taiwan PCB Techvest Co. Ltd.	600,302	686,414
Taiwan Sakura Corp.	427,000	1,199,265
Taiwan Secom Co. Ltd.	441,000	1,613,344
Taiwan Surface Mounting Technology Corp.	810,000	2,777,249
Teco Electric & Machinery Co. Ltd.(b)	2,703,000	8,434,126
Test Research, Inc.(b)	712,115	4,170,632
Thinking Electronic Industrial Co. Ltd.	142,000	796,706
Thye Ming Industrial Co. Ltd.	427,000	791,571
Ton Yi Industrial Corp.	2,137,000	1,255,079
Tong Hsing Electronic Industries Ltd.(b)	271,214	1,032,247
Tong Yang Industry Co. Ltd.(b)	975,685	2,989,992
Topco Scientific Co. Ltd.	426,776	4,396,865
Topkey Corp.	264,000	1,671,763
Transcend Information, Inc.	712,479	2,571,451
Tripod Technology Corp.	1,083,928	10,687,065
TSRC Corp.	459,000	243,973
Ttet Union Corp.	90,000	435,560
Tung Ho Steel Enterprise Corp.	1,069,722	2,130,459
TXC Corp.(b)	1,282,549	3,825,176
TYC Brother Industrial Co. Ltd.(b)	427,000	589,125
U-Ming Marine Transport Corp.(b)	1,123,420	2,104,708
Union Bank of Taiwan	1,062,352	625,672
United Integrated Services Co. Ltd.	712,000	20,931,557
Universal Cement Corp.	1,281,365	1,288,596
VisEra Technologies Co. Ltd.(b)	78,000	716,582
Visual Photonics Epitaxy Co. Ltd.	142,750	754,077

See Notes to Financial Statements.

WisdomTree Trust    45

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) September 30, 2025
Investments	Shares	Value
Waffer Technology Corp.(b)	142,500	$299,232
Wah Lee Industrial Corp.	427,580	1,338,380
Walsin Technology Corp.(b)	364,000	1,248,048
Weikeng Industrial Co. Ltd.(b)	1,845,431	1,701,444
Weltrend Semiconductor(b)	142,000	244,137
Winmate, Inc.(b)	142,000	831,649
WinWay Technology Co. Ltd.	56,000	4,161,690
Wisdom Marine Lines Co. Ltd.(b)	780,000	1,502,264
WNC Corp. /Taiwan	427,587	1,634,421
Wowprime Corp.	73,000	550,889
Yankey Engineering Co. Ltd.	252,750	3,669,594
Yem Chio Co. Ltd.	1,884,960	875,129
YFY, Inc.(b)	1,564,000	1,308,550
Yulon Motor Co. Ltd.(b)	345,496	395,623
YungShin Global Holding Corp.(b)	857,000	1,647,752
Zenitron Corp.	756,000	781,350
Zero One Technology Co. Ltd.	427,000	1,730,248
Zhen Ding Technology Holding Ltd.(b)	977,000	5,321,281
Zippy Technology Corp.	586,000	997,880
Zyxel Group Corp.	94,000	104,708
Total Taiwan		426,672,921
Thailand – 4.3%
Amata Corp. PCL, NVDR	1,746,800	867,875
Bangchak Corp. PCL, NVDR(b)	1,508,400	1,431,362
Bangchak Sriracha PCL, NVDR*(b)	3,107,200	431,489
Bangkok Chain Hospital PCL, NVDR	3,409,600	1,367,838
Banpu PCL, NVDR	24,215,000	3,392,566
BCPG PCL, NVDR(b)	3,452,512	900,285
Berli Jucker PCL, NVDR	2,191,100	1,386,130
Central Plaza Hotel PCL, NVDR	810,100	749,977
Chularat Hospital PCL, NVDR	15,652,700	768,023
Com7 PCL, NVDR(b)	1,593,300	1,266,085
Ditto Thailand PCL, NVDR	648,300	260,080
Erawan Group PCL, NVDR(b)	8,941,300	722,920
Gunkul Engineering PCL, NVDR(b)	18,571,200	1,083,153
Ichitan Group PCL, NVDR	3,773,600	1,537,155
KCE Electronics PCL, NVDR	884,600	622,400
Kiatnakin Phatra Bank PCL, NVDR(b)	1,726,300	3,129,768
Land & Houses PCL, NVDR	12,580,000	1,677,075
Mega Lifesciences PCL, NVDR	1,230,500	1,177,149
MK Restaurants Group PCL, NVDR	951,800	998,648
Moshi Moshi Retail Corp. PLC, NVDR	407,600	512,566
Northeast Rubber PCL, NVDR	10,344,475	1,353,513
Osotspa PCL, NVDR(b)	7,484,700	3,972,746
Precious Shipping PCL, NVDR(b)	4,228,100	906,814
Prima Marine PCL, NVDR	5,943,200	1,265,486
PTG Energy PCL, NVDR	2,914,300	827,390
Quality Houses PCL, NVDR	40,022,400	1,679,693
Ratch Group PCL, NVDR	1,048,000	832,773
Rojana Industrial Park PCL, NVDR	5,669,500	846,795
Sansiri PCL, NVDR	67,767,800	3,053,263
SCGJWD Logistics PCL, NVDR(b)	2,112,200	619,222
Investments	Shares	Value
Siam City Cement PCL, NVDR	439,800	$2,022,225
SISB PCL, NVDR(b)	100,000	38,883
Star Petroleum Refining PCL, NVDR(b)	6,399,400	943,963
Supalai PCL, NVDR(b)	5,751,500	3,230,282
Thai Oil PCL, NVDR(b)	2,908,900	3,164,287
Thai Vegetable Oil PCL, NVDR	2,147,655	1,673,454
Tipco Asphalt PCL, NVDR	5,822,500	2,623,314
Tisco Financial Group PCL, NVDR(b)	3,923,700	12,350,483
TTW PCL, NVDR	4,249,100	1,193,236
WHA Corp. PCL, NVDR	25,051,500	2,752,148
WHA Utilities & Power PCL, NVDR	10,747,400	1,386,333
Total Thailand		71,018,847
Turkey – 0.8%
AG Anadolu Grubu Holding AS	412,226	256,374
Agesa Hayat ve Emeklilik AS	62,685	277,391
Akcansa Cimento AS	84,043	278,119
Alfa Solar Enerji Sanayi VE Ticaret AS	125,648	138,580
Anadolu Efes Biracilik ve Malt Sanayii AS(b)	2,428,515	807,743
Anadolu Hayat Emeklilik AS	90,459	196,558
Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	41,208	56,935
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS, Class T(b)	245,036	575,162
Aydem Yenilenebilir Enerji AS, Class A*	299,879	133,422
Aygaz AS	73,948	324,385
Bogazici Beton Sanayi Ve Ticaret AS	754,416	358,697
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	113,090	216,223
Celebi Hava Servisi AS	5,823	212,163
Cimsa Cimento Sanayi ve Ticaret AS(b)	193,021	218,643
Enerjisa Enerji AS(a)	1,085,856	2,077,412
GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret AS	121,829	541,749
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	30,240	237,452
Is Yatirim Menkul Degerler AS, Class A	369,196	385,529
Iskenderun Demir ve Celik AS	284,880	262,952
Jantsa Jant Sanayi Ve Ticaret AS	64,566	34,317
Kocaer Celik Sanayi Ve Ticaret AS	624,301	210,350
Logo Yazilim Sanayi ve Ticaret AS	95,214	396,606
Mavi Giyim Sanayi ve Ticaret AS, Class B(a)(b)	1,090,856	980,132
Migros Ticaret AS(b)	82,388	881,727
Nuh Cimento Sanayi AS	313,817	1,683,784
Torunlar Gayrimenkul Yatirim Ortakligi AS	111,365	200,203
Turkiye Sigorta AS	1,040,960	232,323
Vestel Beyaz Esya Sanayi ve Ticaret AS	3,893,827	1,052,575
Ziraat Gayrimenkul Yatirim Ortakligi AS, Class O	400,382	221,854
Total Turkey		13,449,360
See Notes to Financial Statements.

46    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) September 30, 2025
Investments	Shares	Value
United States – 0.1%
GCC SAB de CV	125,098	$1,183,595
TOTAL COMMON STOCKS (Cost: $1,211,784,148)		1,631,905,867
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(c) (Cost: $121,752)	121,752	121,752
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.4%
United States – 7.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(c)	94,058,876	94,058,876
WisdomTree Government Money Market Digital Fund, 3.97%(c)(d)	26,800,000	26,800,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $120,858,876)		120,858,876
TOTAL INVESTMENTS IN SECURITIES – 107.1% (Cost: $1,332,764,776)		1,752,886,495
Other Liabilities less Assets – (7.1)%		(115,451,813)
NET ASSETS – 100.0%		$1,637,434,682

*     Non-income producing security.

^      This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $7,304,723, which represents 0.5% of net assets.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at September 30, 2025 (See Note 2). At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $136,937,330 and the total market value of the collateral held by the Fund was $146,374,980. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $25,516,104.

(c)   Rate shown represents annualized 7-day yield as of September 30, 2025.

(d)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

CURRENCY ABBREVIATIONS:
TWD	Taiwan new dollar
USD	United States dollar
OTHER ABBREVIATIONS:
NVDR	Non-Voting Depositary Receipt

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2025	Dividend Income	Securities Lending Income
WisdomTree Emerging Markets High Dividend Fund	$—	$ 22,366,785	$22,328,637	$(38,148)	$—	$ —^	$335,473	$ —
WisdomTree Government Money Market Digital Fund	—	87,700,000	60,900,000	—	—	26,800,000	—	455,247
Total	$—	$110,066,785	$83,228,637	$(38,148)	$—	$26,800,000	$335,473	$455,247

^     As of September 30, 2025, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
BNY Mellon	10/1/2025	1,300,000	TWD	42,653	USD	$0^	$—

^     Amount represents less than $1.

See Notes to Financial Statements.

WisdomTree Trust    47

Schedule of Investments (unaudited) (concluded) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) September 30, 2025
FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Taiwan	$419,776,599	$—	$6,896,322	*	$426,672,921
China	174,368,928	—	408,401	*	174,777,329
Other	1,030,455,617	—	—		1,030,455,617
Mutual Fund	—	121,752	—		121,752
Investment of Cash Collateral for Securities Loaned	—	120,858,876	—		120,858,876
Total Investments in Securities	$1,624,601,144	$120,980,628	$7,304,723		$1,752,886,495
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$0	$—		$0
Total – Net	$1,624,601,144	$120,980,628	$7,304,723		$1,752,886,495

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

48    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree GeoAlpha Opportunities Fund (GEOA) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 99.8%
Brazil – 3.9%
Beverages – 1.5%
Ambev SA	5,227	$11,866
Broadline Retail – 0.9%
MercadoLibre, Inc.*	3	7,011
Hotels, Restaurants & Leisure – 1.5%
Arcos Dorados Holdings, Inc., Class A	1,805	12,184
Total Brazil		31,061
France – 1.9%
Aerospace & Defense – 0.9%
Thales SA	24	7,518
Machinery – 1.0%
Alstom SA*	290	7,537
Total France		15,055
Germany – 3.2%
Chemicals – 1.7%
BASF SE	263	13,099
Construction Materials – 1.5%
Heidelberg Materials AG	52	11,704
Total Germany		24,803
India – 7.5%
Aerospace & Defense – 1.3%
Hindustan Aeronautics Ltd.	193	10,318
Automobiles – 2.0%
Mahindra & Mahindra Ltd.	403	15,555
Metals & Mining – 1.4%
Hindalco Industries Ltd.	1,324	11,362
Oil, Gas & Consumable Fuels – 1.1%
Reliance Industries Ltd.	561	8,618
Textiles, Apparel & Luxury Goods – 1.7%
Titan Co. Ltd.	353	13,386
Total India		59,239
Italy – 2.2%
Aerospace & Defense – 2.2%
Leonardo SpA	274	17,392
Japan – 9.7%
Machinery – 2.3%
Mitsubishi Heavy Industries Ltd.	700	18,386
Metals & Mining – 1.3%
Nippon Steel Corp.	2,500	10,317
Oil, Gas & Consumable Fuels – 1.2%
Cosmo Energy Holdings Co. Ltd.	370	8,972
Investments	Shares	Value
Semiconductors & Semiconductor Equipment – 2.8%
Tokyo Electron Ltd.	124	$22,132
Trading Companies & Distributors – 2.1%
Sumitomo Corp.	575	16,695
Total Japan		76,502
Mexico – 5.8%
Beverages – 0.9%
Arca Continental SAB de CV	675	7,070
Construction Materials – 1.3%
Cemex SAB de CV, Series CPO	11,413	10,210
Food Products – 1.9%
Grupo Bimbo SAB de CV, Series A	4,225	14,990
Industrial REITs – 1.7%
Prologis Property Mexico SA de CV	3,170	12,965
Total Mexico		45,235
Netherlands – 2.6%
Semiconductors & Semiconductor Equipment – 2.6%
ASML Holding NV	21	20,433
Norway – 0.5%
Diversified Telecommunication Services – 0.5%
Telenor ASA	223	3,697
Poland – 5.1%
Construction & Engineering – 0.7%
Budimex SA	40	5,614
Metals & Mining – 2.2%
Grupa Kety SA	31	7,887
KGHM Polska Miedz SA*	204	8,997
Total Metals & Mining		16,884
Oil, Gas & Consumable Fuels – 1.1%
ORLEN SA	364	8,681
Software – 1.1%
Asseco Poland SA	159	8,783
Total Poland		39,962
South Korea – 1.5%
Chemicals – 1.1%
LG Chem Ltd.	42	8,322
Machinery – 0.4%
Doosan Bobcat, Inc.*	91	3,600
Total South Korea		11,922
Sweden – 2.1%
Communications Equipment – 2.1%
Telefonaktiebolaget LM Ericsson, Class B	1,984	16,420

See Notes to Financial Statements.

WisdomTree Trust    49

Schedule of Investments (unaudited) (continued) WisdomTree GeoAlpha Opportunities Fund (GEOA) September 30, 2025
Investments	Shares	Value
United States – 53.8%
Aerospace & Defense – 1.8%
L3Harris Technologies, Inc.	46	$14,049
Air Freight & Logistics – 2.4%
United Parcel Service, Inc., Class B	223	18,627
Automobiles – 0.5%
Harley-Davidson, Inc.	146	4,073
Beverages – 1.7%
Brown-Forman Corp., Class B	315	8,530
Constellation Brands, Inc., Class A	37	4,983
Total Beverages		13,513
Construction Materials – 3.4%
CRH PLC	111	13,309
Vulcan Materials Co.	43	13,228
Total Construction Materials		26,537
Consumer Staples Distribution & Retail – 3.8%
Casey’s General Stores, Inc.	22	12,437
Kroger Co.	261	17,594
Total Consumer Staples Distribution & Retail		30,031
Containers & Packaging – 0.8%
Ball Corp.	127	6,403
Electric Utilities – 1.5%
Entergy Corp.	124	11,556
Ground Transportation – 2.9%
Union Pacific Corp.	95	22,455
Household Products – 2.1%
Church & Dwight Co., Inc.	90	7,887
Kimberly-Clark Corp.	69	8,579
Total Household Products		16,466
Industrial Conglomerates – 1.3%
Honeywell International, Inc.	47	9,894
Insurance – 1.9%
Allstate Corp.	69	14,811
Interactive Media & Services – 7.9%
Alphabet, Inc., Class A	103	25,039
Meta Platforms, Inc., Class A	51	37,454
Total Interactive Media & Services		62,493
IT Services – 1.5%
International Business Machines Corp.	43	12,133
Leisure Products – 1.0%
Polaris, Inc.	141	8,196
Machinery – 5.3%
Cummins, Inc.	10	4,224
Deere & Co.	37	16,918
Oshkosh Corp.	110	14,267
Stanley Black & Decker, Inc.	82	6,095
Total Machinery		41,504
Investments	Shares	Value
Metals & Mining – 1.0%
Commercial Metals Co.	143	$8,191
Oil, Gas & Consumable Fuels – 5.6%
Chevron Corp.	61	9,473
Exxon Mobil Corp.	78	8,794
Kinder Morgan, Inc.	250	7,078
Marathon Petroleum Corp.	95	18,310
Total Oil, Gas & Consumable Fuels		43,655
Semiconductors & Semiconductor Equipment – 6.9%
Intel Corp.*	1,029	34,523
Lam Research Corp.	146	19,549
Total Semiconductors & Semiconductor Equipment		54,072
Specialty Retail – 0.5%
CarMax, Inc.*	96	4,308
Total United States		422,967
TOTAL COMMON STOCKS (COST: $740,597)		784,688
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(a) (Cost: $339)	339	339
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $740,936)		785,027
Other Assets less Liabilities – 0.2%		1,623
NET ASSETS – 100.0%		$786,650

*     Non-income producing security.

(a)   Rate shown represents annualized 7-day yield as of September 30, 2025.

CURRENCY ABBREVIATIONS:
BRL	Brazilian Real
USD	United States dollar

See Notes to Financial Statements.

50    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree GeoAlpha Opportunities Fund (GEOA) September 30, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	10/1/2025	274	USD	1,455	BRL	$0^	$—

^     Amount represents less than $1.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$784,688	$—	$—	$784,688
Mutual Fund	—	339	—	339
Total Investments in Securities	$784,688	$339	$—	$785,027
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$0	$—	$0
Total – Net	$784,688	$339	$—	$785,027

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    51

Schedule of Investments (unaudited) WisdomTree Global Defense Fund (WDGF) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 99.9%
Australia – 0.6%
Aerospace & Defense – 0.4%
Austal Ltd.*	663	$3,401
DroneShield Ltd.*	1,572	4,855
Electro Optic Systems Holdings Ltd.*	249	1,686
Total Aerospace & Defense		9,942
Construction & Engineering – 0.2%
Ventia Services Group Pty. Ltd.	1,404	4,755
Total Australia		14,697
Canada – 0.4%
Aerospace & Defense – 0.4%
CAE, Inc.*	354	10,493
Czech Republic – 0.1%
Aerospace & Defense – 0.1%
Colt CZ Group SE	39	1,454
France – 7.5%
Aerospace & Defense – 7.5%
Dassault Aviation SA	132	44,141
Exosens SAS	93	4,721
Thales SA	423	132,507
Total France		181,369
Germany – 6.9%
Aerospace & Defense – 6.2%
Hensoldt AG	192	24,884
Rheinmetall AG	54	125,916
Total Aerospace & Defense		150,800
Machinery – 0.7%
RENK Group AG	156	16,059
Total Germany		166,859
India – 6.5%
Aerospace & Defense – 6.5%
Bharat Dynamics Ltd.	624	10,494
Bharat Electronics Ltd.	12,270	55,823
Data Patterns India Ltd.	93	2,670
Garden Reach Shipbuilders & Engineers Ltd.	189	5,384
Hindustan Aeronautics Ltd.	1,107	59,178
Mazagon Dock Shipbuilders Ltd.	663	20,621
Zen Technologies Ltd.	150	2,421
Total Aerospace & Defense		156,591
Communications Equipment – 0.0%
Astra Microwave Products Ltd.	162	1,795
Total India		158,386
Israel – 1.7%
Aerospace & Defense – 1.7%
Aryt Industries Ltd.	141	1,897
Elbit Systems Ltd.	78	39,764
Total Israel		41,661
Investments	Shares	Value
Italy – 3.1%
Aerospace & Defense – 2.7%
Leonardo SpA	1,014	$64,362
Machinery – 0.4%
Fincantieri SpA*	396	10,395
Total Italy		74,757
Norway – 1.3%
Aerospace & Defense – 1.3%
Kongsberg Gruppen ASA	990	31,646
Singapore – 0.9%
Aerospace & Defense – 0.9%
Singapore Technologies Engineering Ltd.	3,300	22,039
South Korea – 5.3%
Aerospace & Defense – 4.4%
Hanwha Aerospace Co. Ltd.	84	66,276
Hanwha Systems Co. Ltd.	303	12,849
Korea Aerospace Industries Ltd.	165	12,701
LIG Nex1 Co. Ltd.	36	13,163
Total Aerospace & Defense		104,989
Machinery – 0.8%
Hyundai Rotem Co. Ltd.	117	18,262
STX Engine Co. Ltd.*	45	1,269
Total Machinery		19,531
Metals & Mining – 0.1%
Poongsan Corp.	30	2,666
Total South Korea		127,186
Sweden – 2.6%
Aerospace & Defense – 2.6%
INVISIO AB	75	2,512
Mildef Group AB	81	1,750
Saab AB, Class B	951	58,091
Total Sweden		62,353
Taiwan – 0.1%
Aerospace & Defense – 0.0%
Aerospace Industrial Development Corp.	300	554
Machinery – 0.1%
CSBC Corp. Taiwan*	2,600	2,065
Total Taiwan		2,619
United Kingdom – 9.6%
Aerospace & Defense – 9.4%
Avon Technologies PLC	45	1,287
Babcock International Group PLC	798	14,288
BAE Systems PLC	4,620	128,063
Chemring Group PLC	435	3,449
Cohort PLC	69	1,330
Melrose Industries PLC	1,386	11,360
QinetiQ Group PLC	906	6,702
Rolls-Royce Holdings PLC	3,798	60,846
Total Aerospace & Defense		227,325
See Notes to Financial Statements.

52    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree Global Defense Fund (WDGF) September 30, 2025
Investments	Shares	Value
Commercial Services & Supplies – 0.2%
Serco Group PLC	1,128	$3,596
Total United Kingdom		230,921
United States – 53.3%
Aerospace & Defense – 43.1%
AAR Corp.*	39	3,497
AeroVironment, Inc.*	90	28,340
ATI, Inc.*	231	18,790
Boeing Co.*	474	102,303
BWX Technologies, Inc.	150	27,656
Cadre Holdings, Inc.	66	2,410
Curtiss-Wright Corp.	63	34,205
Ducommun, Inc.*	15	1,442
General Dynamics Corp.	339	115,599
HEICO Corp.	168	54,234
Huntington Ingalls Industries, Inc.	66	19,002
Intuitive Machines, Inc.*	207	2,178
Kratos Defense & Security Solutions, Inc.*	291	26,589
L3Harris Technologies, Inc.	318	97,120
Leonardo DRS, Inc.	447	20,294
Loar Holdings, Inc.*	99	7,920
Lockheed Martin Corp.	240	119,810
MDA Space Ltd.*	213	5,306
Mercury Systems, Inc.*	99	7,663
Moog, Inc., Class A	36	7,476
National Presto Industries, Inc.	12	1,346
Northrop Grumman Corp.	189	115,161
Redwire Corp.*	264	2,373
Rocket Lab Corp.*	606	29,033
RTX Corp.	690	115,458
TransDigm Group, Inc.	42	55,357
V2X, Inc.*	57	3,311
Woodward, Inc.	66	16,679
Total Aerospace & Defense		1,040,552
Communications Equipment – 0.2%
Viasat, Inc.*	162	4,747
Investments	Shares	Value
Electronic Equipment, Instruments & Components – 0.4%
PAR Technology Corp.*	48	$1,900
Red Cat Holdings, Inc.*	177	1,832
TTM Technologies, Inc.*	111	6,393
Total Electronic Equipment, Instruments & Components		10,125
IT Services – 0.2%
BigBear.ai Holdings, Inc.*	645	4,205
Machinery – 0.2%
ESCO Technologies, Inc.	27	5,700
Professional Services – 3.9%
Amentum Holdings, Inc.*	426	10,203
Booz Allen Hamilton Holding Corp.	144	14,393
CACI International, Inc., Class A*	39	19,452
KBR, Inc.	222	10,498
Leidos Holdings, Inc.	144	27,210
Planet Labs PBC*	564	7,321
Science Applications International Corp.	57	5,664
Total Professional Services		94,741
Software – 5.3%
Palantir Technologies, Inc., Class A*	699	127,512
Total United States		1,287,582
TOTAL COMMON STOCKS (COST: $2,294,814)		2,414,022
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(a) (Cost: $1,256)	1,256	1,256
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $2,296,070)		2,415,278
Other Liabilities less Assets – 0.0%		(217)
NET ASSETS – 100.0%		$2,415,061

*     Non-income producing security.

(a)   Rate shown represents annualized 7-day yield as of September 30, 2025.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,414,022	$—	$—	$2,414,022
Mutual Fund	—	1,256	—	1,256
Total Investments in Securities	$2,414,022	$1,256	$—	$2,415,278

See Notes to Financial Statements.

WisdomTree Trust    53

Schedule of Investments (unaudited) WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 99.2%
Australia – 3.2%
APA Group	567,228	$3,338,261
BlueScope Steel Ltd.	68,112	1,024,254
Cochlear Ltd.	5,561	1,029,190
Codan Ltd.	2,773	54,252
Domino’s Pizza Enterprises Ltd.	16,593	148,240
Glencore PLC*	1,554,385	7,148,291
IDP Education Ltd.	35,759	155,704
Netwealth Group Ltd.	18,792	366,035
Pinnacle Investment Management Group Ltd.	28,476	338,761
Pro Medicus Ltd.	1,792	366,140
REA Group Ltd.	7,059	1,080,980
Technology One Ltd.	5,635	143,632
WiseTech Global Ltd.	5,646	337,705
Total Australia		15,531,445
Austria – 0.4%
Mondi PLC	105,645	1,456,380
Wienerberger AG	22,943	739,189
Total Austria		2,195,569
Belgium – 0.2%
Melexis NV	9,436	747,838
Tessenderlo Group SA	13,661	414,936
Total Belgium		1,162,774
Brazil – 2.6%
Petroleo Brasileiro SA – Petrobras	1,534,299	9,732,069
PRIO SA*	72,632	520,032
Raia Drogasil SA	177,396	613,577
WEG SA	148,083	1,017,427
Yara International ASA	23,570	861,274
Total Brazil		12,744,379
Canada – 4.3%
Alimentation Couche-Tard, Inc.	52,742	2,814,499
ARC Resources Ltd.	97,287	1,774,575
Canadian National Railway Co.	76,411	7,207,259
Champion Iron Ltd.	99,463	307,842
Constellation Software, Inc.	385	1,045,366
Gildan Activewear, Inc.	18,901	1,092,167
Paramount Resources Ltd., Class A	48,768	787,564
Restaurant Brands International, Inc.	59,553	3,821,253
TFI International, Inc.	4,737	416,981
Tourmaline Oil Corp.	39,514	1,704,492
West Fraser Timber Co. Ltd.	3,839	261,038
Total Canada		21,233,036
Chile – 0.5%
Antofagasta PLC	71,035	2,630,806
China – 2.4%
China Medical System Holdings Ltd.(a)	456,000	819,937
Giant Biogene Holding Co. Ltd.(a)(b)	85,200	618,708
Jinan Acetate Chemical Co. Ltd.(a)	294,000	607,717
MINISO Group Holding Ltd.	121,600	696,116
Investments	Shares	Value
Nongfu Spring Co. Ltd., Class H(b)	337,500	$2,338,087
Pop Mart International Group Ltd.(b)	85,600	2,935,335
Prosus NV*	42,180	2,970,716
Silergy Corp.	22,000	186,233
Yadea Group Holdings Ltd.(b)	444,000	791,512
Total China		11,964,361
Denmark – 3.5%
Coloplast AS, Class B	28,939	2,473,536
DSV AS	5,341	1,063,105
Novo Nordisk AS, Class B	202,686	10,996,054
Novonesis Novozymes, Class B	21,475	1,315,313
Pandora AS	8,610	1,122,737
Total Denmark		16,970,745
France – 5.6%
Airbus SE	64,478	14,955,347
Gaztransport & Technigaz SA	7,447	1,379,035
Hermes International SCA	4,281	10,477,852
Vivendi SE*	149,758	527,545
Total France		27,339,779
Germany – 5.0%
Dermapharm Holding SE(a)	9,719	371,715
Deutsche Post AG, Registered Shares	331,596	14,782,381
Fielmann Group AG	11,849	715,620
Hugo Boss AG	14,755	701,113
Nemetschek SE	2,071	269,623
Rheinmetall AG	2,570	5,992,693
Schott Pharma AG & Co. KGaA	6,641	164,647
Sixt SE	8,710	842,790
Stroeer SE & Co. KGaA	11,772	524,237
Total Germany		24,364,819
Hong Kong – 0.5%
Techtronic Industries Co. Ltd.	172,500	2,207,133
India – 7.9%
Angel One Ltd.	18,678	448,602
APL Apollo Tubes Ltd.	29,580	561,725
Asahi India Glass Ltd.	50,360	485,344
Astral Ltd.	16,667	256,494
Balkrishna Industries Ltd.	17,207	444,726
Bayer CropScience Ltd.	5,468	296,252
Bharat Dynamics Ltd.	26,268	441,761
Bharat Electronics Ltd.	270,005	1,228,405
Blue Star Ltd.	15,660	331,759
Britannia Industries Ltd.	15,319	1,033,646
Coforge Ltd.	32,122	575,592
Colgate-Palmolive India Ltd.	22,011	550,940
Computer Age Management Services Ltd.	9,259	391,951
Concord Biotech Ltd.	24,008	445,529
Coromandel International Ltd.	28,200	714,109
CRISIL Ltd.	9,471	473,247
Crompton Greaves Consumer Electricals Ltd.	126,597	415,342
Cummins India Ltd.	15,387	680,458

See Notes to Financial Statements.

54    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL) September 30, 2025
Investments	Shares	Value
Deepak Nitrite Ltd.	15,902	$328,665
Divi’s Laboratories Ltd.	11,634	745,496
Elgi Equipments Ltd.	45,693	248,153
Emami Ltd.	68,927	417,845
Firstsource Solutions Ltd.	109,067	403,894
Gland Pharma Ltd.(b)	30,243	678,374
GlaxoSmithKline Pharmaceuticals Ltd.	18,436	552,257
Godfrey Phillips India Ltd.	17,814	678,944
Gujarat Gas Ltd.	76,082	368,076
Havells India Ltd.	20,492	346,654
HDFC Asset Management Co. Ltd.(b)	19,898	1,239,861
Hindustan Aeronautics Ltd.	15,264	815,988
Hindustan Copper Ltd.	132,348	491,061
Indian Energy Exchange Ltd.(b)	199,530	312,794
Indian Railway Catering & Tourism Corp. Ltd.	48,607	383,431
Info Edge India Ltd.	30,799	454,169
JB Chemicals & Pharmaceuticals Ltd.	27,713	533,637
Jindal Stainless Ltd.	62,799	521,800
Jindal Steel Ltd.	44,045	527,689
JSW Steel Ltd.	77,608	998,805
Jubilant Foodworks Ltd.	73,848	513,508
Jupiter Wagons Ltd.	48,833	184,549
Kajaria Ceramics Ltd.	24,216	318,230
Kfin Technologies Ltd.	36,549	432,922
KPIT Technologies Ltd.	14,072	173,973
KPR Mill Ltd.	41,823	501,586
L&T Technology Services Ltd.(b)	6,914	320,350
Laurus Labs Ltd.(b)	99,454	942,917
LTIMindtree Ltd.(b)	8,400	487,933
Marico Ltd.	103,533	813,210
Metro Brands Ltd.	33,523	487,165
Narayana Hrudayalaya Ltd.	31,129	609,196
Navin Fluorine International Ltd.	13,625	709,188
Nestle India Ltd.	86,787	1,126,908
Newgen Software Technologies Ltd.	15,894	159,264
Oberoi Realty Ltd.	26,344	469,416
Oracle Financial Services Software Ltd.	4,598	435,156
PCBL CHEMICAL Ltd.	86,149	362,493
Persistent Systems Ltd.	6,530	354,673
Polycab India Ltd.	4,766	391,098
Ratnamani Metals & Tubes Ltd.	11,352	308,192
RR Kabel Ltd.	14,445	205,217
SBI Cards & Payment Services Ltd.	65,037	642,358
Schaeffler India Ltd.	8,877	420,791
Solar Industries India Ltd.	3,827	574,381
Sona Blw Precision Forgings Ltd.(b)	74,787	346,818
Sumitomo Chemical India Ltd.	59,489	357,281
Sundram Fasteners Ltd.	30,796	346,291
Supreme Industries Ltd.	9,352	444,445
Tata Communications Ltd.	26,170	475,511
Tata Elxsi Ltd.	4,631	272,627
Titan Co. Ltd.	20,266	768,517
Investments	Shares	Value
Torrent Pharmaceuticals Ltd.	16,910	$686,237
Trent Ltd.	5,905	311,083
Trident Ltd.	670,124	212,610
Triveni Turbine Ltd.	42,925	250,887
Tube Investments of India Ltd.	10,566	368,512
Varun Beverages Ltd.	90,263	451,067
Vedant Fashions Ltd.	28,826	224,063
Vinati Organics Ltd.	13,478	263,522
Total India		38,547,620
Indonesia – 0.1%
Cisarua Mountain Dairy Tbk. PT	594,600	164,126
Sumber Alfaria Trijaya Tbk. PT	3,120,700	361,413
Total Indonesia		525,539
Israel – 0.6%
Camtek Ltd.*	1,720	180,096
Newmed Energy LP	530,084	2,798,446
Total Israel		2,978,542
Italy – 0.6%
Brunello Cucinelli SpA	4,432	484,307
Carel Industries SpA(b)	1,901	49,922
PRADA SpA	307,900	1,852,054
Technogym SpA(b)	37,722	640,029
Total Italy		3,026,312
Japan – 11.9%
Advantest Corp.	20,400	2,023,631
Asics Corp.	33,100	867,815
BayCurrent, Inc.	5,500	324,000
Capcom Co. Ltd.	41,000	1,116,857
Cosmo Energy Holdings Co. Ltd.	36,400	882,611
CyberAgent, Inc.	52,400	630,141
Daifuku Co. Ltd.	31,400	1,008,432
Dentsu Soken, Inc.	2,500	109,862
Disco Corp.	5,500	1,732,099
GMO Payment Gateway, Inc.	6,100	342,700
Goldwin, Inc.(a)	18,600	317,252
Hoya Corp.	11,900	1,649,812
Internet Initiative Japan, Inc.	15,600	276,593
Kakaku.com, Inc.	26,600	457,307
Keyence Corp.	6,000	2,241,799
Kobe Bussan Co. Ltd.	9,600	264,173
Kotobuki Spirits Co. Ltd.	18,100	222,443
Lasertec Corp.	4,100	563,703
Macnica Holdings, Inc.	25,800	358,651
Maruwa Co. Ltd.	200	52,409
MonotaRO Co. Ltd.	18,200	265,695
Nintendo Co. Ltd.	178,200	15,450,797
Nippon Steel Corp.(a)	1,483,000	6,120,381
Olympus Corp.	49,100	622,041
Recruit Holdings Co. Ltd.	29,700	1,601,389
Rorze Corp.	4,300	64,740
Round One Corp.	27,500	243,373

See Notes to Financial Statements.

WisdomTree Trust    55

Schedule of Investments (unaudited) (continued) WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL) September 30, 2025
Investments	Shares	Value
Sanrio Co. Ltd.(a)	12,100	$569,503
SCREEN Holdings Co. Ltd.(a)	11,800	1,075,451
Shin-Etsu Chemical Co. Ltd.	208,800	6,861,268
Socionext, Inc.(a)	8,700	164,357
Tokyo Electron Ltd.	54,800	9,781,142
Total Japan		58,262,427
Malaysia – 0.1%
Nestle Malaysia Bhd.	28,000	640,171
Mexico – 1.9%
Alsea SAB de CV*	223,963	743,632
America Movil SAB de CV, Series B	3,882,357	4,059,718
Grupo Aeroportuario del Centro Norte SAB de CV	119,515	1,544,943
Grupo Aeroportuario del Pacifico SAB de CV, Class B	117,762	2,780,808
Total Mexico		9,129,101
Netherlands – 5.8%
ASM International NV	1,040	624,198
ASML Holding NV	18,905	18,394,892
Universal Music Group NV	232,801	6,718,170
Wolters Kluwer NV	20,426	2,787,663
Total Netherlands		28,524,923
Norway – 1.2%
Aker ASA, Class A	20,631	1,619,001
Kongsberg Gruppen ASA	58,121	1,857,894
Mowi ASA	103,160	2,179,451
Total Norway		5,656,346
Portugal – 0.7%
Jeronimo Martins SGPS SA	141,032	3,430,250
Russia – 0.0%
Evraz PLC*^	243,480	0
GMK Norilskiy Nickel PAO*^	1,620,900	0
LUKOIL PJSC*^	68,533	0
LUKOIL PJSC, ADR*^	2,107	0
Magnitogorsk Iron & Steel Works PJSC, GDR*^(c)	54,588	0
MMC Norilsk Nickel PJSC, ADR*^	12	0
Novatek PJSC*^	97,470	0
PhosAgro PJSC*^	8,504	0
PhosAgro PJSC, GDR*^(c)	166	0
Total Russia		0
Saudi Arabia – 1.0%
Aldrees Petroleum & Transport Services Co.	15,191	507,555
Catrion Catering Holding Co.(a)	16,750	444,186
Dr. Sulaiman Al Habib Medical Services Group Co.	15,317	1,102,765
Electrical Industries Co.	219,242	639,568
Elm Co.	1,680	401,163
Leejam Sports Co. JSC(a)	12,028	458,643
Mouwasat Medical Services Co.(a)	28,091	551,678
SAL Saudi Logistics Services(a)	6,566	316,902
United Electronics Co.	17,853	426,783
Total Saudi Arabia		4,849,243
South Africa – 0.2%
Clicks Group Ltd.	46,903	958,151
Investments	Shares	Value
South Korea – 0.9%
Celltrion, Inc.	6,032	$745,482
Classys, Inc.	7,526	270,883
Hanjin Kal Corp.	8,777	628,694
Hanmi Semiconductor Co. Ltd.	3,688	253,656
HD Hyundai Electric Co. Ltd.	1,525	632,586
LEENO Industrial, Inc.	11,637	427,145
Posco DX Co. Ltd.	11,629	174,056
Samyang Foods Co. Ltd.	1,282	1,397,083
Total South Korea		4,529,585
Spain – 4.8%
Industria de Diseno Textil SA	416,947	23,011,196
Laboratorios Farmaceuticos Rovi SA	5,422	370,465
Total Spain		23,381,661
Sweden – 3.2%
Epiroc AB, Class B	35,991	678,866
Epiroc AB, Class A	81,320	1,715,440
EQT AB	78,004	2,700,460
Evolution AB(b)	38,412	3,158,695
Hemnet Group AB	2,277	57,330
Lifco AB, Class B	10,582	357,568
Sandvik AB	174,972	4,870,514
Sectra AB, Class B	6,009	199,467
Securitas AB, Class B	87,243	1,313,501
Thule Group AB(b)	21,204	519,893
Total Sweden		15,571,734
Switzerland – 2.0%
Belimo Holding AG, Registered Shares	839	876,803
Comet Holding AG, Registered Shares	125	30,227
Georg Fischer AG, Registered Shares	8,947	696,621
Lonza Group AG, Registered Shares	3,225	2,136,894
Sika AG, Registered Shares	11,581	2,577,761
Sonova Holding AG, Registered Shares	4,724	1,286,016
Straumann Holding AG, Registered Shares	5,858	625,079
Sulzer AG, Registered Shares	4,563	773,069
VAT Group AG(b)	2,342	925,438
Total Switzerland		9,927,908
Taiwan – 14.6%
Accton Technology Corp.	71,000	2,434,379
Advantech Co. Ltd.	108,000	1,130,389
Alchip Technologies Ltd.	10,000	1,136,886
ASE Technology Holding Co. Ltd.(a)	742,000	3,992,650
Asia Vital Components Co. Ltd.	36,000	1,158,737
ASMedia Technology, Inc.	8,000	388,477
Bora Pharmaceuticals Co. Ltd.(a)	32,394	733,377
Compeq Manufacturing Co. Ltd.	277,000	667,097
Faraday Technology Corp.	45,849	238,436
Fortune Electric Co. Ltd.(a)	30,250	576,654
Global Unichip Corp.	14,000	615,526
Gold Circuit Electronics Ltd.	71,000	1,014,519
Jentech Precision Industrial Co. Ltd.	9,000	711,661
Lotes Co. Ltd.(a)	15,337	777,468

See Notes to Financial Statements.

56    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL) September 30, 2025
Investments	Shares	Value
Lotus Pharmaceutical Co. Ltd.(a)	61,000	$519,375
MediaTek, Inc.	435,000	18,768,456
TA Chen Stainless Pipe	872,467	1,102,106
Taiwan Semiconductor Manufacturing Co. Ltd.	766,000	32,798,412
Voltronic Power Technology Corp.	12,000	364,985
Wiwynn Corp.	22,000	2,392,873
Total Taiwan		71,522,463
Turkey – 2.0%
Akbank TAS	913,271	1,377,138
Aselsan Elektronik Sanayi ve Ticaret AS	196,838	1,017,789
BIM Birlesik Magazalar AS	89,639	1,166,285
Coca-Cola Icecek AS(a)	381,221	421,740
Eregli Demir ve Celik Fabrikalari TAS(a)	865,562	612,006
KOC Holding AS(a)	379,378	1,577,529
Migros Ticaret AS(a)	42,465	454,466
Turkcell Iletisim Hizmetleri AS	442,771	1,041,958
Turkiye Garanti Bankasi AS	238,108	800,556
Turkiye Is Bankasi AS, Class C	2,465,479	839,012
Turkiye Sise ve Cam Fabrikalari AS(a)	399,879	358,906
Total Turkey		9,667,385
United Kingdom – 5.4%
Admiral Group PLC	79,926	3,606,765
Ashtead Group PLC	33,218	2,220,335
Auto Trader Group PLC(b)	60,800	645,157
Bellway PLC	27,106	895,500
Croda International PLC	23,145	842,538
Howden Joinery Group PLC	67,785	769,741
InterContinental Hotels Group PLC	13,616	1,644,983
JD Sports Fashion PLC	226,223	290,239
Man Group PLC	429,368	1,031,218
Persimmon PLC	69,176	1,079,356
RELX PLC	183,693	8,796,345
Rightmove PLC	80,969	772,406
RS Group PLC	69,399	531,141
Sage Group PLC	98,226	1,454,604
Softcat PLC	19,461	413,426
Spectris PLC	12,729	702,593
Spirax Group PLC	8,247	756,637
Total United Kingdom		26,452,984
United States – 6.1%
Acerinox SA	100,656	1,312,806
BRP, Inc.	2,886	175,516
CSL Ltd.	36,620	4,810,294
Experian PLC	57,215	2,866,897
GSK PLC	981,703	20,808,872
Total United States		29,974,385
TOTAL COMMON STOCKS (Cost: $423,627,908)		485,901,576
WARRANTS – 0.0%
Canada – 0.0%
Constellation Software, Inc.*^ (Cost: $0)	545	0
Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 0.0%
United States – 0.0%
WisdomTree Emerging Markets High Dividend Fund(d)	62	$2,851
WisdomTree International Equity Fund(d)	39	2,583
TOTAL EXCHANGE-TRADED FUNDS (Cost: $4,629)		5,434
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.3%
United States – 3.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(e)	12,685,072	12,685,072
WisdomTree Government Money Market Digital Fund, 3.97%(d)(e)	3,300,000	3,300,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $15,985,072)		15,985,072
TOTAL INVESTMENTS IN SECURITIES – 102.5% (Cost: $439,617,609)		501,892,082
Other Liabilities less Assets – (2.5)%		(12,478,355)
NET ASSETS – 100.0%		$489,413,727

*    Non-income producing security.

^      This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)  Security, or portion thereof, was on loan at September 30, 2025 (See Note 2). At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $12,521,906 and the total market value of the collateral held by the Fund was $19,591,192. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,606,120.

(b)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)  This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(e)  Rate shown represents annualized 7-day yield as of September 30, 2025.

CURRENCY ABBREVIATIONS:
INR	Indian rupee
KRW	South Korean won
SAR	Saudi Arabian riyal
TWD	Taiwan new dollar
USD	United States dollar
OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See Notes to Financial Statements.

WisdomTree Trust    57

Schedule of Investments (unaudited) (concluded) WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL) September 30, 2025

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2025	Dividend Income	Securities Lending Income
WisdomTree Emerging Markets High Dividend Fund	$104,569	$—	$104,186	$2,251	$217	$2,851	$372	$—
WisdomTree Government Money Market Digital Fund	—	10,300,000	7,000,000	—	—	3,300,000	—	5,026
WisdomTree International Equity Fund	161,670	—	162,575	9,737	(6,249)	2,583	723	—
Total	$266,239	$10,300,000	$7,266,761	$11,988	$(6,032)	$3,305,434	$1,095	$5,026

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/1/2025	74,188	USD	104,879,291	KRW	$ —	$(563)
Bank of New York Mellon	10/1/2025	31,800	TWD	1,044	USD	—	(1)
Bank of New York Mellon	10/1/2025	636,445	USD	56,484,456	INR	278	—
Goldman Sachs	10/1/2025	78,720	USD	295,251	SAR	—	(9)
JPMorgan Chase Bank NA	10/1/2025	1,061,937	USD	32,445,373	TWD	—	(2,613)
						$278	$(3,186)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0*		$0
Other	485,901,576	—	—		485,901,576
Warrants	—	—	0	*	0
Exchange-Traded Funds	5,434	—	—		5,434
Investment of Cash Collateral for Securities Loaned	—	15,985,072	—		15,985,072
Total Investments in Securities	$485,907,010	$15,985,072	$0		$501,892,082
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$278	$—		$278
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(3,186)	$—		$(3,186)
Total – Net	$485,907,010	$15,982,164	$0		$501,889,174

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.
See Notes to Financial Statements.

58    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree Global High Dividend Fund (DEW) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 99.5%
Australia – 2.6%
Ampol Ltd.	149	$2,954
ANZ Group Holdings Ltd.	14,148	311,396
APA Group	1,268	7,463
Bank of Queensland Ltd.	3,513	16,880
Bendigo & Adelaide Bank Ltd.	805	6,973
BHP Group Ltd.	26,026	733,588
Challenger Ltd.	1,574	9,034
Coles Group Ltd.	3,301	50,952
Endeavour Group Ltd.	332	799
Fortescue Ltd.	29,480	364,967
Mirvac Group	11,748	17,674
National Australia Bank Ltd.	10,025	293,336
Premier Investments Ltd.	230	2,934
Rio Tinto Ltd.	546	44,158
Rio Tinto PLC	9,345	614,882
Scentre Group	16,796	45,417
Stockland	7,590	30,785
Suncorp Group Ltd.	2,556	34,320
Telstra Group Ltd.	62,384	199,283
Transurban Group	6,970	63,747
Vicinity Ltd.	35,339	59,021
Viva Energy Group Ltd.(a)	3,588	4,316
Westpac Banking Corp.	12,197	315,016
Total Australia		3,229,895
Austria – 0.1%
BAWAG Group AG*(a)	298	39,217
Erste Group Bank AG	1,064	104,017
Mondi PLC	1,313	18,100
Total Austria		161,334
Belgium – 0.1%
Aedifica SA	91	6,742
KBC Group NV	950	113,243
Solvay SA(b)	487	15,461
Warehouses De Pauw CVA	436	10,902
Total Belgium		146,348
Brazil – 1.4%
Allos SA	2,788	13,522
Ambev SA	33,608	76,296
B3 SA – Brasil Bolsa Balcao	7,317	18,411
Banco do Brasil SA	39,732	164,806
BB Seguridade Participacoes SA	3,427	21,403
CSN Mineracao SA	22,694	23,565
Engie Brasil Energia SA	4,332	33,107
Hypera SA	5,807	24,785
Klabin SA	16,417	55,612
Lojas Renner SA	14,474	41,121
Investments	Shares	Value
Multiplan Empreendimentos Imobiliarios SA	2,448	$13,367
Neoenergia SA	5,933	31,974
Petroleo Brasileiro SA – Petrobras	56,964	361,323
Telefonica Brasil SA	7,480	47,853
TIM SA	21,300	93,990
Transmissora Alianca de Energia Eletrica SA	12,291	84,609
Vale SA	52,166	564,020
Vibra Energia SA	10,621	49,041
Total Brazil		1,718,805
Canada – 3.3%
Atco Ltd., Class I	817	29,582
Bank of Montreal	2,301	299,904
Bank of Nova Scotia	5,465	353,454
BCE, Inc.	5,770	134,857
Brookfield Infrastructure Corp., Class A	694	28,510
Brookfield Renewable Corp.	448	15,426
Canadian Imperial Bank of Commerce	4,554	363,986
Canadian Natural Resources Ltd.	8,380	268,011
Canadian Utilities Ltd., Class A	1,231	34,442
Capital Power Corp.	320	15,029
Enbridge, Inc.	15,509	782,584
Fortis, Inc.	745	37,796
Great-West Lifeco, Inc.	3,117	126,526
IGM Financial, Inc.	949	34,553
Keyera Corp.	1,496	50,200
Magna International, Inc.	762	36,112
Manulife Financial Corp.	2,956	92,117
Pembina Pipeline Corp.	1,378	55,728
Power Corp. of Canada	1,699	73,533
RioCan Real Estate Investment Trust	157	2,138
Sun Life Financial, Inc.	1,532	92,015
Suncor Energy, Inc.	3,825	160,104
TC Energy Corp.	5,717	310,914
TELUS Corp.	2,613	41,165
Toronto-Dominion Bank	7,502	599,987
Total Canada		4,038,673
Chile – 0.2%
Banco de Chile	442,076	67,120
Banco Santander Chile	631,019	41,790
Cencosud Shopping SA	9,279	20,750
Colbun SA	92,167	14,571
Enel Chile SA	801,776	62,038
Quinenco SA	1,867	8,252
Total Chile		214,521
China – 2.7%
Agricultural Bank of China Ltd., Class H	142,074	95,868
Anhui Conch Cement Co. Ltd., Class H	12,500	37,755
Bank of China Ltd., Class H	567,000	310,449

See Notes to Financial Statements.

WisdomTree Trust    59

Schedule of Investments (unaudited) (continued) WisdomTree Global High Dividend Fund (DEW) September 30, 2025
Investments	Shares	Value
Bank of Communications Co. Ltd., Class H	103,000	$86,447
BOC Hong Kong Holdings Ltd.	77,000	361,624
China CITIC Bank Corp. Ltd., Class H	41,000	35,254
China Coal Energy Co. Ltd., Class H	18,000	21,492
China Construction Bank Corp., Class H	787,536	757,129
China Feihe Ltd.(a)	45,000	23,135
China Hongqiao Group Ltd.	44,000	149,411
China Merchants Bank Co. Ltd., Class H	11,500	69,115
China Nonferrous Mining Corp. Ltd.	23,000	44,283
China Pacific Insurance Group Co. Ltd., Class H	5,600	22,298
China Railway Group Ltd., Class H	75,000	37,884
China Shenhua Energy Co. Ltd., Class H	34,500	164,953
CITIC Ltd.	66,000	96,874
CSPC Pharmaceutical Group Ltd.	62,000	74,667
GF Securities Co. Ltd., Class H	600	1,566
Haidilao International Holding Ltd.(a)(b)	22,000	37,947
Hengan International Group Co. Ltd.	13,000	42,440
Huaneng Power International, Inc., Class H	48,000	33,438
Huatai Securities Co. Ltd., Class H(a)	2,600	6,877
Industrial & Commercial Bank of China Ltd., Class H	522,000	385,106
New China Life Insurance Co. Ltd., Class H	1,700	10,086
Onewo, Inc., Class H	6,700	20,943
Ping An Insurance Group Co. of China Ltd., Class H	28,500	194,325
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	38,000	28,376
Sinopharm Group Co. Ltd., Class H	13,600	32,058
Tsingtao Brewery Co. Ltd., Class H	6,000	40,872
Uni-President China Holdings Ltd.	29,000	30,639
Weichai Power Co. Ltd., Class H	22,000	39,445
Wilmar International Ltd.	14,000	30,949
Yihai International Holding Ltd.	17,000	27,487
Total China		3,351,192
Czech Republic – 0.1%
CEZ AS	1,305	81,117
Denmark – 0.1%
Danske Bank AS	2,140	91,255
Tryg AS	758	19,246
Total Denmark		110,501
Finland – 0.6%
Elisa OYJ	599	31,433
Kesko OYJ, Class B	1,270	27,009
Nordea Bank Abp	43,609	716,087
Valmet OYJ	603	20,037
Total Finland		794,566
France – 3.3%
Amundi SA(a)	488	38,647
AXA SA	19,763	943,723
Cie Generale des Etablissements Michelin SCA	2,251	80,776
Credit Agricole SA	31,952	627,729
Investments	Shares	Value
Engie SA	37,526	$804,919
FDJ UNITED	503	16,844
Gecina SA	238	23,854
Orange SA	14,943	242,476
Rexel SA	926	30,291
Rubis SCA	337	12,584
Societe Generale SA	1,178	78,011
TotalEnergies SE	13,555	823,910
Veolia Environnement SA	1,561	53,154
Vinci SA	2,511	348,003
Total France		4,124,921
Germany – 1.6%
Allianz SE, Registered Shares	2,967	1,245,977
Daimler Truck Holding AG	2,932	120,647
Deutsche Lufthansa AG, Registered Shares	1,692	14,330
Deutsche Post AG, Registered Shares	5,014	223,522
DWS Group GmbH & Co. KGaA(a)	510	31,940
E.ON SE	13,185	248,110
Evonik Industries AG	1,630	28,288
HochTief AG	48	12,848
Traton SE	319	10,225
Total Germany		1,935,887
Hong Kong – 0.3%
Cathay Pacific Airways Ltd.	17,000	22,877
CK Asset Holdings Ltd.	9,000	43,633
CK Infrastructure Holdings Ltd.	2,500	16,419
CLP Holdings Ltd.	10,000	82,836
CTF Services Ltd.	1,000	1,082
DFI Retail Group Holdings Ltd., Registered Shares	4,700	15,322
Hang Seng Bank Ltd.	1,100	16,754
HKT Trust & HKT Ltd.	16,000	23,690
Hongkong Land Holdings Ltd.	3,100	19,623
Jardine Matheson Holdings Ltd.	700	44,100
Link REIT	1,266	6,509
Man Wah Holdings Ltd.	14,800	8,199
PCCW Ltd.	19,000	13,016
Power Assets Holdings Ltd.	3,000	19,002
Sun Hung Kai Properties Ltd.	3,000	35,936
Swire Pacific Ltd., Class B	2,500	3,753
United Laboratories International Holdings Ltd.(b)	2,000	3,861
WH Group Ltd.(a)	16,000	17,336
Wharf Real Estate Investment Co. Ltd.	2,000	5,912
Yue Yuen Industrial Holdings Ltd.	3,000	5,109
Total Hong Kong		404,969
Hungary – 0.1%
MOL Hungarian Oil & Gas PLC	8,485	69,051
Richter Gedeon Nyrt	2,626	80,079
Total Hungary		149,130

See Notes to Financial Statements.

60    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Global High Dividend Fund (DEW) September 30, 2025
Investments	Shares	Value
India – 0.6%
Bharat Petroleum Corp. Ltd.	22,970	$87,869
Coal India Ltd.	29,047	127,571
Hindustan Petroleum Corp. Ltd.	10,904	54,453
Hindustan Zinc Ltd.	6,044	32,841
Indian Oil Corp. Ltd.	45,376	76,551
Mindspace Business Parks REIT(a)	1,216	6,228
Oil & Natural Gas Corp. Ltd.	27,295	73,626
Power Grid Corp. of India Ltd.	27,928	88,151
Vedanta Ltd.	25,592	134,260
Total India		681,550
Indonesia – 0.4%
AKR Corporindo Tbk. PT	326,000	23,670
Astra International Tbk. PT	244,700	84,797
Bank CIMB Niaga Tbk. PT	118,400	12,042
Bank Mandiri Persero Tbk. PT	311,100	82,139
Bank Negara Indonesia Persero Tbk. PT	3,900	959
Bank Rakyat Indonesia Persero Tbk. PT	451,000	105,545
First Pacific Co. Ltd.	10,000	8,393
Hanjaya Mandala Sampoerna Tbk. PT	435,800	21,313
Indofood Sukses Makmur Tbk. PT	115,500	50,074
Perusahaan Gas Negara Tbk. PT	520,900	52,824
Telkom Indonesia Persero Tbk. PT	376,300	69,096
Unilever Indonesia Tbk. PT	111,700	11,931
United Tractors Tbk. PT	3,900	6,266
Total Indonesia		529,049
Israel – 0.2%
Bank Hapoalim BM	3,347	68,207
Bank Leumi Le-Israel BM	1,319	26,069
Israel Discount Bank Ltd., Class A	4,265	42,269
Mizrahi Tefahot Bank Ltd.	674	44,457
Plus500 Ltd.	230	9,970
Total Israel		190,972
Italy – 3.5%
A2A SpA	9,583	25,076
Banca Mediolanum SpA	2,612	52,328
Banca Monte dei Paschi di Siena SpA	5,002	44,315
Banco BPM SpA	2,071	30,965
BPER Banca SpA	2,665	29,548
Enel SpA	106,185	1,006,373
Eni SpA	22,132	386,592
FinecoBank Banca Fineco SpA	2,001	43,273
Generali	3,400	133,473
Hera SpA	5,967	26,853
Intesa Sanpaolo SpA	232,160	1,531,432
Italgas SpA	3,467	31,918
Poste Italiane SpA(a)	2,130	50,531
Snam SpA	9,320	56,047
Terna – Rete Elettrica Nazionale	5,338	54,179
UniCredit SpA	9,955	754,113
Total Italy		4,257,016
Investments	Shares	Value
Japan – 1.2%
Amada Co. Ltd.	1,100	$13,560
Cosmo Energy Holdings Co. Ltd.	600	14,548
Dai-ichi Life Holdings, Inc.	4,700	37,107
Daiwa Securities Group, Inc.(b)	2,500	20,356
EXEO Group, Inc.	100	1,450
Honda Motor Co. Ltd.(b)	23,100	239,470
Inpex Corp.	900	16,289
Isuzu Motors Ltd.	800	10,127
Japan Tobacco, Inc.	7,700	253,495
JFE Holdings, Inc.	2,800	34,439
Komatsu Ltd.	1,500	52,409
Lixil Corp.	500	6,162
Marui Group Co. Ltd.	900	19,342
Mazda Motor Corp.(b)	1,800	13,175
Nippon Express Holdings, Inc.	600	13,655
Nippon Steel Corp.(b)	11,000	45,397
Niterra Co. Ltd.	300	11,607
Obayashi Corp.	500	8,224
Ono Pharmaceutical Co. Ltd.(b)	200	2,306
Sankyo Co. Ltd.	600	10,447
SBI Holdings, Inc.	600	26,148
Seino Holdings Co. Ltd.(b)	600	8,857
SoftBank Corp.	172,200	253,837
Sojitz Corp.	600	15,910
Subaru Corp.	1,600	32,827
Sumitomo Corp.	2,186	63,470
Takeda Pharmaceutical Co. Ltd.	5,000	146,088
Toyo Seikan Group Holdings Ltd.	400	9,141
Toyoda Gosei Co. Ltd.	700	17,452
Toyota Boshoku Corp.	1,500	24,930
Toyota Tsusho Corp.	2,000	55,551
Total Japan		1,477,776
Malaysia – 0.6%
Celcomdigi Bhd.	42,600	37,453
CIMB Group Holdings Bhd.	44,700	77,961
Genting Malaysia Bhd.	20,500	10,229
Malayan Banking Bhd.	37,793	88,993
Maxis Bhd.	40,800	35,095
MISC Bhd.	29,800	51,691
Petronas Dagangan Bhd.	8,900	48,513
Petronas Gas Bhd.	15,900	69,894
Public Bank Bhd.	83,700	86,116
RHB Bank Bhd.	5,567	8,731
Sime Darby Bhd.	58,100	31,476
Telekom Malaysia Bhd.	46,400	78,059
TIME dotCom Bhd.	20,600	24,964
United Plantations Bhd.	6,700	36,585
Westports Holdings Bhd.	26,400	33,623
Total Malaysia		719,383

See Notes to Financial Statements.

WisdomTree Trust    61

Schedule of Investments (unaudited) (continued) WisdomTree Global High Dividend Fund (DEW) September 30, 2025
Investments	Shares	Value
Mexico – 0.5%
Arca Continental SAB de CV	4,380	$45,878
Coca-Cola Femsa SAB de CV	7,452	61,766
Fomento Economico Mexicano SAB de CV	12,521	123,342
Grupo Aeroportuario del Centro Norte SAB de CV	5,262	68,021
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,657	86,356
Grupo Mexico SAB de CV, Series B	21,111	183,927
Qualitas Controladora SAB de CV	823	7,517
Wal-Mart de Mexico SAB de CV	19,866	61,302
Total Mexico		638,109
Netherlands – 0.8%
Aegon Ltd.	6,146	49,338
ASR Nederland NV	731	49,629
ING Groep NV	33,175	860,497
Koninklijke KPN NV	10,389	49,890
Koninklijke Vopak NV	591	27,110
Total Netherlands		1,036,464
Norway – 1.0%
DNB Bank ASA	12,088	328,919
Equinor ASA	28,756	701,478
Gjensidige Forsikring ASA	827	24,252
Telenor ASA	7,057	116,983
Var Energi ASA	13,488	45,015
Wallenius Wilhelmsen ASA	692	6,152
Total Norway		1,222,799
Philippines – 0.2%
Aboitiz Equity Ventures, Inc.	59,600	30,517
Aboitiz Power Corp.	43,100	30,585
DMCI Holdings, Inc.	112,100	21,765
Globe Telecom, Inc.	575	14,820
Manila Electric Co.	3,660	33,330
PLDT, Inc.	1,440	27,216
Semirara Mining & Power Corp.	39,200	23,709
Universal Robina Corp.	9,630	11,731
Total Philippines		193,673
Poland – 0.4%
Bank Polska Kasa Opieki SA	1,594	76,760
Budimex SA	279	39,160
Orange Polska SA	31,501	76,133
Powszechna Kasa Oszczednosci Bank Polski SA	8,851	171,953
Santander Bank Polska SA	575	74,937
Total Poland		438,943
Portugal – 0.0%
EDP SA	636	3,017
Navigator Co. SA(b)	7,543	29,000
Total Portugal		32,017
Romania – 0.1%
NEPI Rockcastle NV*	11,214	89,887
Investments	Shares	Value
Russia – 0.0%
Evraz PLC*^	5,263	$0
GMK Norilskiy Nickel PAO*^	32,100	0
Magnit PJSC*^	447	0
Magnitogorsk Iron & Steel Works PJSC, GDR*^(c)	1,299	0
MMC Norilsk Nickel PJSC, ADR*^	5	0
Mobile TeleSystems PJSC, ADR*^	3,583	0
Novolipetsk Steel PJSC*^	11,640	0
PhosAgro PJSC*^	247	0
PhosAgro PJSC, GDR*^(c)	4	0
Polyus PJSC*^	830	0
Sberbank of Russia PJSC, ADR*^	6,465	0
Sberbank of Russia PJSC*^	14,088	0
Severstal PAO, GDR*^(c)	1,737	0
Tatneft PJSC^	2,124	0
Tatneft PJSC, ADR*^	85	0
Total Russia		0
Saudi Arabia – 0.9%
Abdullah Al Othaim Markets Co.	8,231	17,010
Arab National Bank	1,672	11,017
Etihad Etisalat Co.	6,113	110,110
Mobile Telecommunications Co. Saudi Arabia	11,036	32,841
Nahdi Medical Co.	1,201	38,110
Saudi Arabian Oil Co.(a)(b)	58,222	382,226
Saudi Awwal Bank	2,328	19,914
Saudi Electricity Co.	18,058	73,143
Saudi National Bank	15,307	159,919
Saudi Telecom Co.	13,584	159,667
United Electronics Co.	1,403	33,539
Yanbu National Petrochemical Co.	4,695	43,743
Total Saudi Arabia		1,081,239
Singapore – 1.5%
ComfortDelGro Corp. Ltd.	16,200	18,221
DBS Group Holdings Ltd.	21,605	857,195
Genting Singapore Ltd.	38,700	22,064
Keppel Infrastructure Trust	26,900	9,703
Keppel Ltd.	3,800	26,292
Netlink NBN Trust	57,900	42,666
Oversea-Chinese Banking Corp. Ltd.	33,613	428,636
Singapore Airlines Ltd.	18,900	95,585
Singapore Telecommunications Ltd.	39,300	125,899
United Overseas Bank Ltd.	9,313	249,801
Venture Corp. Ltd.	1,200	12,975
Total Singapore		1,889,037
South Africa – 0.5%
FirstRand Ltd.	24,783	111,558
Growthpoint Properties Ltd.	78,757	67,242
Nedbank Group Ltd.	4,091	50,626
Old Mutual Ltd.	21,850	16,907
See Notes to Financial Statements.

62    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Global High Dividend Fund (DEW) September 30, 2025
Investments	Shares	Value
Sanlam Ltd.	9,183	$44,492
Standard Bank Group Ltd.	13,789	188,934
Tiger Brands Ltd.	2,639	47,229
Truworths International Ltd.	1,951	6,186
Woolworths Holdings Ltd.	11,783	34,347
Total South Africa		567,521
South Korea – 0.6%
Doosan Bobcat, Inc.*	1,102	43,591
Hyundai Motor Co.	1,200	183,885
KB Financial Group, Inc.	1,522	125,292
KT Corp.	1,436	51,686
KT&G Corp.	1,022	97,316
LG Corp.	971	49,829
Samsung Fire & Marine Insurance Co. Ltd.	70	22,526
Samsung Life Insurance Co. Ltd.	167	18,640
Shinhan Financial Group Co. Ltd.	1,321	66,660
SK Telecom Co. Ltd.	1,931	74,732
Woori Financial Group, Inc.	2,269	41,966
Total South Korea		776,123
Spain – 3.4%
ACS Actividades de Construccion y Servicios SA	568	45,383
Banco Bilbao Vizcaya Argentaria SA	61,790	1,186,337
Banco de Sabadell SA	4,203	16,297
Banco Santander SA	89,414	932,315
CaixaBank SA	72,901	766,302
Endesa SA	2,275	72,736
Iberdrola SA	40,991	775,688
Inmobiliaria Colonial Socimi SA	1,740	11,357
Mapfre SA	4,629	21,920
Merlin Properties Socimi SA	1,567	23,641
Naturgy Energy Group SA	2,642	82,141
Repsol SA	3,183	56,344
Sacyr SA	9,228	38,623
Telefonica SA	30,578	158,016
Total Spain		4,187,100
Sweden – 0.8%
H & M Hennes & Mauritz AB, Class B(b)	2,425	45,186
Skandinaviska Enskilda Banken AB, Class A	9,317	182,178
SKF AB, Class B	1,482	36,746
Svenska Handelsbanken AB, Class A	4,859	63,236
Swedbank AB, Class A	7,009	211,050
Volvo AB, Class B	16,525	473,519
Total Sweden		1,011,915
Switzerland – 0.9%
Baloise Holding AG, Registered Shares	120	29,621
Banque Cantonale Vaudoise, Registered Shares	250	29,504
Cembra Money Bank AG	93	10,689
EFG International AG*	867	17,631
Investments	Shares	Value
Helvetia Holding AG, Registered Shares	156	$38,174
Kuehne & Nagel International AG, Registered Shares	277	51,578
Swiss Life Holding AG, Registered Shares	90	96,781
Swiss Prime Site AG, Registered Shares	48	6,715
Swisscom AG, Registered Shares	66	47,904
Zurich Insurance Group AG	1,099	782,622
Total Switzerland		1,111,219
Taiwan – 1.8%
ASE Technology Holding Co. Ltd.	25,000	134,523
Asustek Computer, Inc.	4,000	88,064
Cheng Shin Rubber Industry Co. Ltd.	24,000	29,648
Chicony Electronics Co. Ltd.	7,000	31,695
Chunghwa Telecom Co. Ltd.	37,000	162,068
Compal Electronics, Inc.	32,000	34,018
CTBC Financial Holding Co. Ltd.	81,480	114,689
E.Sun Financial Holding Co. Ltd.	41,410	45,312
Eva Airways Corp.	41,000	51,253
Far Eastern New Century Corp.	39,000	35,573
Far EasTone Telecommunications Co. Ltd.	22,000	63,810
Formosa Petrochemical Corp.	28,000	37,299
Getac Holdings Corp.	6,000	30,612
Lite-On Technology Corp., ADR	19,000	107,537
Makalot Industrial Co. Ltd.	4,000	38,060
MediaTek, Inc.	10,000	431,459
Mega Financial Holding Co. Ltd.	38,000	52,989
Micro-Star International Co. Ltd.	5,000	19,030
momo.com, Inc.	3,150	24,960
Novatek Microelectronics Corp.	6,000	83,962
Pegatron Corp.	13,680	31,779
Powertech Technology, Inc.	7,000	33,532
Qisda Corp.^	23,000	22,753
Realtek Semiconductor Corp.	4,000	72,183
Synnex Technology International Corp.	10,000	20,736
Taiwan Mobile Co. Ltd.	21,000	75,103
Teco Electric & Machinery Co. Ltd.	19,000	59,285
Tripod Technology Corp.	5,000	49,298
Uni-President Enterprises Corp.	28,000	72,026
United Microelectronics Corp.(b)	91,000	136,001
Total Taiwan		2,189,257
Thailand – 0.3%
Advanced Info Service PCL, NVDR	8,800	79,025
Banpu PCL, NVDR	52,100	7,299
Home Product Center PCL, NVDR	93,600	21,519
I-TAIL Corp. PCL, NVDR	15,900	7,703
Land & Houses PCL, NVDR	5,900	787
Osotspa PCL, NVDR	19,000	10,085
PTT Exploration & Production PCL, NVDR	25,900	92,314

See Notes to Financial Statements.

WisdomTree Trust    63

Schedule of Investments (unaudited) (continued) WisdomTree Global High Dividend Fund (DEW) September 30, 2025
Investments	Shares	Value
PTT PCL, NVDR	95,000	$97,477
Ratch Group PCL, NVDR	30,200	23,998
SCB X PCL, NVDR	3,500	13,879
Thai Oil PCL, NVDR	14,200	15,447
Tisco Financial Group PCL, NVDR	2,400	7,554
Total Thailand		377,087
Turkey – 0.1%
Enerjisa Enerji AS(a)	20,987	40,151
KOC Holding AS(b)	11,469	47,690
Turkiye Petrol Rafinerileri AS	13,004	58,327
Total Turkey		146,168
United Kingdom – 4.7%
Admiral Group PLC	860	38,809
Barclays PLC	28,528	145,789
British American Tobacco PLC	22,288	1,184,306
British Land Co. PLC	6,078	28,491
BT Group PLC	21,658	55,734
CK Hutchison Holdings Ltd.	7,500	49,403
Drax Group PLC	654	6,159
Dunelm Group PLC	423	6,401
Hammerson PLC	4,474	17,503
HSBC Holdings PLC	218,368	3,072,070
Imperial Brands PLC	7,593	322,813
Investec PLC	712	5,325
J Sainsbury PLC	5,849	26,300
Land Securities Group PLC	1,872	14,667
Lloyds Banking Group PLC	160,292	180,878
LondonMetric Property PLC	1,045	2,559
National Grid PLC	25,436	365,546
NatWest Group PLC	14,505	101,855
Reckitt Benckiser Group PLC	2,122	163,349
Schroders PLC	4,060	20,551
Severn Trent PLC	168	5,853
Taylor Wimpey PLC	3,319	4,604
TORM PLC, Class A(b)	20	411
Total United Kingdom		5,819,376
United States – 58.0%
AbbVie, Inc.	7,806	1,807,401
Acadia Realty Trust	3,713	74,817
Acerinox SA	3,628	47,318
ADT, Inc.	21,621	188,319
AES Corp.	9,659	127,112
AGCO Corp.	1,536	164,460
Agree Realty Corp.	2,537	180,228
Alexandria Real Estate Equities, Inc.	2,166	180,514
ALLETE, Inc.	2,105	139,772
Alliant Energy Corp.	3,004	202,500
Altria Group, Inc.	29,518	1,949,959
Amcor PLC	21,971	179,723
Investments	Shares	Value
Ameren Corp.	2,531	$264,186
American Electric Power Co., Inc.	4,943	556,087
American Financial Group, Inc.	782	113,953
American Healthcare REIT, Inc.	5,508	231,391
American Tower Corp.	3,166	608,885
Americold Realty Trust, Inc.	5,248	64,235
Amgen, Inc.	2,341	660,630
Antero Midstream Corp.	13,487	262,187
APA Corp.(b)	7,374	179,041
Archer-Daniels-Midland Co.	4,230	252,700
Archrock, Inc.	5,024	132,181
Associated Banc-Corp.	3,632	93,379
AT&T, Inc.	52,125	1,472,010
Atlantic Union Bankshares Corp.(b)	1,832	64,651
Atlas Energy Solutions, Inc.(b)	3,454	39,272
AvalonBay Communities, Inc.	1,190	229,872
Avista Corp.	2,997	113,317
Bank of Hawaii Corp.	1,152	75,617
Bank OZK	1,936	98,697
BankUnited, Inc.	1,869	71,321
Banner Corp.	1,075	70,412
Best Buy Co., Inc.	2,386	180,429
Black Hills Corp.	2,218	136,607
Blue Owl Capital, Inc.(b)	4,778	80,892
BP PLC	85,729	491,369
Bristol-Myers Squibb Co.	13,703	618,005
Brixmor Property Group, Inc.	5,670	156,946
Broadstone Net Lease, Inc.	5,746	102,681
Buckle, Inc.	2,007	117,731
Cadence Bank	2,852	107,064
Cal-Maine Foods, Inc.	1,324	124,588
Camden Property Trust	1,592	169,994
Campbell’s Company/The	3,667	115,804
CareTrust REIT, Inc.	5,274	182,902
Carter’s, Inc.(b)	1,185	33,441
Cathay General Bancorp	1,492	71,631
Chevron Corp.	10,713	1,663,622
Citigroup, Inc.	9,591	973,486
Citizens Financial Group, Inc.	3,620	192,439
Civitas Resources, Inc.(b)	2,915	94,737
Clearway Energy, Inc., Class C(b)	3,159	89,242
Clorox Co.	1,264	155,851
CME Group, Inc.	2,213	597,930
CMS Energy Corp.	3,379	247,546
CNA Financial Corp.	3,989	185,329
Cogent Communications Holdings, Inc.(b)	1,584	60,746
Columbia Banking System, Inc.(b)	5,059	130,219
Comerica, Inc.	1,719	117,786
Community Financial System, Inc.	1,077	63,155

See Notes to Financial Statements.

64    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Global High Dividend Fund (DEW) September 30, 2025
Investments	Shares	Value
Conagra Brands, Inc.	7,405	$135,586
Consolidated Edison, Inc.	3,460	347,799
COPT Defense Properties	3,883	112,840
Corebridge Financial, Inc.	4,127	132,270
Coterra Energy, Inc.	8,386	198,329
Cousins Properties, Inc.	5,371	155,437
CubeSmart	4,138	168,251
Cullen/Frost Bankers, Inc.(b)	752	95,331
CVB Financial Corp.	3,783	71,537
Darden Restaurants, Inc.	1,379	262,506
Digital Realty Trust, Inc.	2,101	363,221
Dillard’s, Inc., Class A	431	264,841
Dominion Energy, Inc.(b)	7,031	430,086
Douglas Emmett, Inc.	4,562	71,030
DT Midstream, Inc.	1,780	201,247
DTE Energy Co.	1,853	262,070
Duke Energy Corp.	6,832	845,460
Eastman Chemical Co.	1,594	100,502
Edison International	4,153	229,578
Energizer Holdings, Inc.(b)	2,446	60,881
Entergy Corp.	4,800	447,312
EPR Properties	3,076	178,439
Equity Residential	4,543	294,068
Essential Properties Realty Trust, Inc.	4,705	140,021
Essential Utilities, Inc.	4,742	189,206
Essex Property Trust, Inc.	854	228,582
Evergy, Inc.	3,692	280,666
Eversource Energy	4,069	289,469
Exelon Corp.	7,837	352,743
Extra Space Storage, Inc.	1,771	249,605
Exxon Mobil Corp.	18,040	2,034,010
Federal Realty Investment Trust	1,913	193,806
Federated Hermes, Inc.	2,040	105,937
Fidelity National Financial, Inc.	1,937	117,169
Fifth Third Bancorp	4,064	181,051
First American Financial Corp.	1,242	79,786
First Financial Bancorp	2,736	69,084
First Hawaiian, Inc.(b)	2,202	54,676
First Horizon Corp.	6,289	142,194
First Interstate BancSystem, Inc., Class A	2,889	92,072
First Merchants Corp.	1,770	66,729
FirstEnergy Corp.	5,661	259,387
Flowers Foods, Inc.	6,203	80,949
FMC Corp.	2,539	85,387
FNB Corp.	4,305	69,354
Four Corners Property Trust, Inc.	3,903	95,233
Fulton Financial Corp.	4,064	75,712
Gaming & Leisure Properties, Inc.	5,534	257,940
General Mills, Inc.	5,136	258,957
Investments	Shares	Value
Gilead Sciences, Inc.	10,273	$1,140,303
Glacier Bancorp, Inc.	1,499	72,956
GSK PLC	14,365	304,491
HA Sustainable Infrastructure Capital, Inc.	2,326	71,408
Hancock Whitney Corp.	1,483	92,851
Hasbro, Inc.	2,351	178,323
Healthcare Realty Trust, Inc.(b)	11,266	203,126
Helmerich & Payne, Inc.(b)	2,874	63,487
HF Sinclair Corp.	4,010	209,883
Highwoods Properties, Inc.	3,845	122,348
Hormel Foods Corp.	6,421	158,856
Host Hotels & Resorts, Inc.	12,149	206,776
HP, Inc.	7,103	193,415
Huntington Bancshares, Inc.	11,430	197,396
Huntsman Corp.	5,126	46,031
IDACORP, Inc.	1,525	201,529
Independence Realty Trust, Inc.	7,430	121,778
Independent Bank Corp.	1,230	85,079
Innovative Industrial Properties, Inc.	871	46,668
International Business Machines Corp.	5,747	1,621,574
International Paper Co.	4,455	206,698
Interpublic Group of Cos., Inc.	5,654	157,803
InvenTrust Properties Corp.	2,791	79,878
Invesco Ltd.	5,929	136,011
Invitation Homes, Inc.	6,487	190,264
J M Smucker Co.	1,488	161,597
Jackson Financial, Inc., Class A	793	80,275
Janus Henderson Group PLC	2,644	117,684
JBS NV, BDR*	4,268	63,777
Johnson & Johnson	15,151	2,809,298
Kellanova	2,699	221,372
Kennametal, Inc.(b)	2,903	60,760
Kilroy Realty Corp.	4,028	170,183
Kimberly-Clark Corp.	3,018	375,258
Kimco Realty Corp.	8,717	190,466
Kinder Morgan, Inc.	19,106	540,891
Kinetik Holdings, Inc.(b)	1,962	83,856
Kodiak Gas Services, Inc.	2,279	84,255
Kraft Heinz Co.	10,941	284,904
Lamar Advertising Co., Class A	1,719	210,440
Lazard, Inc.	1,489	78,589
LCI Industries	967	90,076
Lincoln National Corp.	2,524	101,793
LXP Industrial Trust	11,253	100,827
M&T Bank Corp.	937	185,170
Macerich Co.	7,696	140,067
Macy’s, Inc.(b)	9,300	166,749
ManpowerGroup, Inc.	1,545	58,555
Marriott Vacations Worldwide Corp.(b)	1,323	88,059

See Notes to Financial Statements.

WisdomTree Trust    65

Schedule of Investments (unaudited) (continued) WisdomTree Global High Dividend Fund (DEW) September 30, 2025
Investments	Shares	Value
Medtronic PLC	6,697	$637,822
Mid-America Apartment Communities, Inc.	1,457	203,587
Moelis & Co., Class A	849	60,551
Molson Coors Beverage Co., Class B	3,198	144,709
Morgan Stanley	7,640	1,214,454
MSC Industrial Direct Co., Inc., Class A	1,879	173,131
Murphy Oil Corp.(b)	4,555	129,408
National Fuel Gas Co.	2,903	268,150
National Health Investors, Inc.	1,520	120,840
National Storage Affiliates Trust	2,915	88,091
NBT Bancorp, Inc.	1,329	55,499
New Jersey Resources Corp.	3,752	180,659
Nexstar Media Group, Inc.(b)	993	196,356
NiSource, Inc.	5,485	237,500
NNN REIT, Inc.	4,109	174,920
Noble Corp. PLC(b)	4,697	132,831
Northern Oil & Gas, Inc.(b)	3,100	76,880
Northern Trust Corp.	1,428	192,209
Northwestern Energy Group, Inc.	2,345	137,440
OGE Energy Corp.	4,922	227,741
Old National Bancorp(b)	4,402	96,624
Old Republic International Corp.	2,479	105,283
ONE Gas, Inc.	2,139	173,131
OneMain Holdings, Inc.	3,039	171,582
ONEOK, Inc.	4,366	318,587
Organon & Co.	8,985	95,960
Outfront Media, Inc.	5,893	107,960
Ovintiv, Inc.	3,909	157,845
PACCAR, Inc.	4,172	410,191
Park Hotels & Resorts, Inc.	8,607	95,366
Patterson-UTI Energy, Inc.	13,686	70,893
PBF Energy, Inc., Class A	3,898	117,603
PepsiCo, Inc.	9,209	1,293,312
Perrigo Co. PLC	5,236	116,606
Philip Morris International, Inc.	14,502	2,352,224
Phillips 66	2,788	379,224
Phillips Edison & Co., Inc.	4,546	156,064
Pinnacle West Capital Corp.(b)	2,346	210,342
PNC Financial Services Group, Inc.	1,974	396,636
Polaris, Inc.(b)	1,796	104,401
Portland General Electric Co.	3,571	157,124
PotlatchDeltic Corp.	2,950	120,212
PPL Corp.(b)	8,191	304,378
Premier, Inc., Class A	3,982	110,700
Principal Financial Group, Inc.	1,554	128,842
Prologis, Inc.	4,906	561,835
Prosperity Bancshares, Inc.	1,162	77,099
Provident Financial Services, Inc.	4,140	79,819
Prudential Financial, Inc.	2,409	249,910
Investments	Shares	Value
Public Storage	1,534	$443,096
Radian Group, Inc.	1,739	62,987
Rayonier, Inc.	4,915	130,444
Realty Income Corp.	7,890	479,633
Regency Centers Corp.	2,890	210,681
Regions Financial Corp.	8,034	211,857
Rexford Industrial Realty, Inc.	3,660	150,463
Reynolds Consumer Products, Inc.(b)	5,306	129,838
Robert Half, Inc.	1,975	67,110
Ryman Hospitality Properties, Inc.	1,685	150,959
Sabra Health Care REIT, Inc.	8,577	159,875
Scotts Miracle-Gro Co.	1,744	99,321
Sempra	4,056	364,959
Shell PLC	29,014	1,033,726
Simmons First National Corp., Class A	3,286	62,993
Simon Property Group, Inc.	3,901	732,101
Sirius XM Holdings, Inc.(b)	7,701	179,241
SITE Centers Corp.	6,385	57,529
SL Green Realty Corp.	2,265	135,470
Sonoco Products Co.	3,294	141,938
Southern Co.	8,249	781,758
Southwest Gas Holdings, Inc.	2,131	166,943
Spire, Inc.	2,298	187,333
STAG Industrial, Inc.	5,070	178,920
State Street Corp.	2,112	245,013
Sunstone Hotel Investors, Inc.	7,607	71,278
Swiss Re AG	1,706	315,299
Synovus Financial Corp.	1,839	90,258
T Rowe Price Group, Inc.(b)	1,870	191,937
Tanger, Inc.	3,701	125,242
Tapestry, Inc.	3,765	426,273
Target Corp.	2,628	235,732
TEGNA, Inc.	6,137	124,765
TFS Financial Corp.	6,575	86,626
TPG, Inc.(b)	1,095	62,908
TransDigm Group, Inc.	474	624,741
Travel & Leisure Co.	2,608	155,150
Trinity Industries, Inc.	2,721	76,297
TXNM Energy, Inc.	3,389	191,648
Tyson Foods, Inc., Class A	3,492	189,616
U.S. Bancorp	10,202	493,063
UDR, Inc.	4,110	153,139
UGI Corp.(b)	7,244	240,935
United Bankshares, Inc.	2,307	85,843
United Community Banks, Inc.	2,623	82,231
Urban Edge Properties	4,478	91,665
Vail Resorts, Inc.	859	128,481
Valero Energy Corp.	2,155	366,910

See Notes to Financial Statements.

66    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Global High Dividend Fund (DEW) September 30, 2025
Investments	Shares	Value
Valley National Bancorp	9,755	$103,403
Ventas, Inc.	3,610	252,664
Verizon Communications, Inc.	36,069	1,585,233
Viatris, Inc.	18,141	179,596
VICI Properties, Inc.	14,932	486,932
Victory Capital Holdings, Inc., Class A	1,242	80,432
Virtu Financial, Inc., Class A	1,871	66,420
Webster Financial Corp.	2,134	126,845
WEC Energy Group, Inc.	3,440	394,190
Wendy’s Co.(b)	5,592	51,223
Western Union Co.	5,483	43,809
Whirlpool Corp.(b)	1,715	134,799
Williams Cos., Inc.	8,418	533,280
WP Carey, Inc.	4,418	298,524
Xcel Energy, Inc.	5,721	461,400
Zions Bancorp NA	1,389	78,590
Total United States		71,634,594
TOTAL COMMON STOCKS (Cost: $99,597,517)		122,760,133
EXCHANGE-TRADED FUNDS – 0.1%
United States – 0.1%
WisdomTree International High Dividend Fund(d)	2,183	107,298
WisdomTree U.S. High Dividend Fund(b)(d)	339	34,154
TOTAL EXCHANGE-TRADED FUNDS (Cost: $112,503)		141,452
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(e) (Cost: $107,166)	107,166	107,166
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
United States – 0.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(e) (Cost: $764,232)	764,232	$764,232
TOTAL INVESTMENTS IN SECURITIES – 100.3% (Cost: $100,581,418)		123,772,983
Other Liabilities less Assets – (0.3)%		(335,769)
NET ASSETS – 100.0%		$123,437,214

*     Non-income producing security.

^      This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $22,753, which represents 0.0% of net assets.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at September 30, 2025 (See Note 2). At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,957,209 and the total market value of the collateral held by the Fund was $5,167,963. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,403,731.

(c)   This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(e)   Rate shown represents annualized 7-day yield as of September 30, 2025.

ABBREVIATIONS:
ADR	American Depositary Receipt
CVA	Certificaten van Aandelen (Certificate of Stock)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2025	Dividend Income
WisdomTree International High Dividend Fund	$238,715	$350,052	$514,252	$32,486	$297	$107,298	$11,331
WisdomTree U.S. High Dividend Fund	78,535	128,633	171,945	1,067	(2,136)	34,154	1,775
Total	$317,250	$478,685	$686,197	$33,553	$(1,839)	$141,452	$13,106

See Notes to Financial Statements.

WisdomTree Trust    67

Schedule of Investments (unaudited) (concluded) WisdomTree Global High Dividend Fund (DEW) September 30, 2025

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Taiwan	2,166,504	—	22,753	*	2,189,257
Other	120,570,875	—	—		120,570,875
Exchange-Traded Funds	141,453	—	—		141,453
Mutual Fund	—	107,166	—		107,166
Investment of Cash Collateral for Securities Loaned	—	764,232	—		764,232
Total Investments in Securities	$122,878,832	$871,398	$22,753		$123,772,983

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Financial Statements.

68    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree India Earnings Fund (EPI) (consolidated) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 102.3%
India – 102.3%
Aerospace & Defense – 1.5%
Bharat Dynamics Ltd.	124,488	$2,093,570
Bharat Electronics Ltd.	4,705,609	21,408,464
Garden Reach Shipbuilders & Engineers Ltd.	21,675	617,401
Hindustan Aeronautics Ltd.	303,590	16,229,420
Mazagon Dock Shipbuilders Ltd.	92,270	2,869,774
Total Aerospace & Defense		43,218,629
Air Freight & Logistics – 0.0%
Transport Corp. of India Ltd.	37,702	501,611
Automobile Components – 1.4%
Apollo Tyres Ltd.	561,423	2,990,525
Asahi India Glass Ltd.	169,259	1,631,231
Balkrishna Industries Ltd.	83,650	2,161,986
Bharat Forge Ltd.	186,903	2,552,139
Bosch Ltd.	9,366	4,023,776
Ceat Ltd.	16,854	642,242
CIE Automotive India Ltd.	53,950	244,781
Endurance Technologies Ltd.(a)	30,242	935,100
Exide Industries Ltd.	1,031,671	4,540,276
FIEM Industries Ltd.	14,861	319,184
Gabriel India Ltd.	145,585	1,937,116
JBM Auto Ltd.	9,864	74,461
JK Tyre & Industries Ltd.	370,647	1,493,003
Minda Corp. Ltd.	151,854	973,921
Motherson Sumi Wiring India Ltd.	475,857	244,979
Pricol Ltd.*	51,014	307,387
Samvardhana Motherson International Ltd.	3,130,968	3,725,548
Sansera Engineering Ltd.(a)	31,820	491,767
Sona Blw Precision Forgings Ltd.(a)	216,838	1,005,567
Steel Strips Wheels Ltd.	558,616	1,417,039
Sundram Fasteners Ltd.	50,044	562,728
Suprajit Engineering Ltd.	132,775	692,073
Tube Investments of India Ltd.	67,337	2,348,524
UNO Minda Ltd.	134,859	1,972,715
Varroc Engineering Ltd.(a)	166,928	1,109,986
Total Automobile Components		38,398,054
Automobiles – 6.5%
Bajaj Auto Ltd.	146,353	14,305,016
Eicher Motors Ltd.	219,998	17,358,010
Hero MotoCorp Ltd.	248,051	15,288,639
Mahindra & Mahindra Ltd.	2,354,751	90,886,871
Maruti Suzuki India Ltd.	153,971	27,796,327
Tata Motors Ltd.	984,661	7,543,370
TVS Motor Co. Ltd.	217,080	8,407,293
Total Automobiles		181,585,526
Banks – 22.2%
AU Small Finance Bank Ltd.(a)	279,074	2,298,880
Axis Bank Ltd.	3,177,874	40,501,552
Bandhan Bank Ltd.(a)	1,448,618	2,646,510
Investments	Shares	Value
Bank of Baroda	5,188,633	$15,108,549
Bank of India	2,568,836	3,570,498
Bank of Maharashtra	2,965,664	1,869,808
Canara Bank	10,204,783	14,218,397
Central Bank of India Ltd.	1,860,843	791,797
City Union Bank Ltd.	1,450,319	3,491,171
CSB Bank Ltd.*	206,835	865,416
DCB Bank Ltd.	743,542	1,061,356
Equitas Small Finance Bank Ltd.*(a)	2,465,415	1,587,729
Federal Bank Ltd.	6,866,764	14,920,863
HDFC Bank Ltd.	16,432,431	176,004,752
ICICI Bank Ltd.	10,237,666	155,429,306
IDBI Bank Ltd.	1,707,036	1,757,624
IDFC First Bank Ltd.	23,596,034	18,541,710
Indian Bank	1,173,001	9,917,606
Indian Overseas Bank*	1,809,349	805,751
IndusInd Bank Ltd.*	713,974	5,914,754
Jammu & Kashmir Bank Ltd.	1,056,809	1,250,121
Jana Small Finance Bank Ltd.*	37,435	201,660
Karnataka Bank Ltd.	707,710	1,371,840
Karur Vysya Bank Ltd.	2,124,000	5,045,378
Kotak Mahindra Bank Ltd.	1,778,492	39,914,978
Punjab National Bank	3,823,622	4,858,941
RBL Bank Ltd.(a)	1,579,061	4,930,745
South Indian Bank Ltd.	3,030,904	988,241
State Bank of India	7,545,412	74,142,216
Suryoday Small Finance Bank Ltd.*	76,342	116,058
Tamilnad Mercantile Bank Ltd.	80,644	383,244
UCO Bank	629,721	216,246
Ujjivan Small Finance Bank Ltd.*(a)	5,535,209	2,889,521
Union Bank of India Ltd.	5,791,512	9,034,729
Yes Bank Ltd.*	8,991,131	2,151,866
Total Banks		618,799,813
Beverages – 0.4%
Globus Spirits Ltd.	37,837	445,323
Radico Khaitan Ltd.	106,981	3,479,612
Sula Vineyards Ltd.	50,414	147,843
United Breweries Ltd.	29,463	597,564
United Spirits Ltd.	198,785	2,964,914
Varun Beverages Ltd.	618,363	3,090,117
Total Beverages		10,725,373
Biotechnology – 0.0%
Biocon Ltd.	276,296	1,061,136
Broadline Retail – 0.0%
RattanIndia Enterprises Ltd.*	657,487	378,473
Building Products – 0.2%
Astral Ltd.	28,695	441,597
Blue Star Ltd.	112,433	2,381,906
Carysil Ltd.	6,170	58,543
Cera Sanitaryware Ltd.	7,592	526,933
Electrosteel Castings Ltd.	1,005,427	1,059,796

See Notes to Financial Statements.

WisdomTree Trust    69

Schedule of Investments (unaudited) (continued) WisdomTree India Earnings Fund (EPI) (consolidated) September 30, 2025
Investments	Shares	Value
Kajaria Ceramics Ltd.	12,062	$158,510
Prince Pipes & Fittings Ltd.	14,977	53,927
Total Building Products		4,681,212
Capital Markets – 0.9%
360 ONE WAM Ltd.	148,893	1,717,182
Anand Rathi Wealth Ltd.	26,450	842,098
Angel One Ltd.	96,433	2,316,097
Authum Investment & Infrastucture Ltd.	38,090	1,322,251
Care Ratings Ltd.	20,142	345,883
CRISIL Ltd.	17,381	868,494
HDFC Asset Management Co. Ltd.(a)	132,773	8,273,195
IIFL Securities Ltd.	30,439	95,940
Indian Energy Exchange Ltd.(a)	370,059	580,124
Kfin Technologies Ltd.	13,824	163,745
Multi Commodity Exchange of India Ltd.	37,211	3,267,271
Nippon Life India Asset Management Ltd.(a)	185,434	1,813,536
Share India Securities Ltd.	27,296	39,326
UTI Asset Management Co. Ltd.	147,660	2,168,782
Total Capital Markets		23,813,924
Chemicals – 3.9%
Aarti Industries Ltd.	40,012	168,946
Alkyl Amines Chemicals	4,476	96,468
Anupam Rasayan India Ltd.	100,785	1,216,157
Archean Chemical Industries Ltd.	30,324	235,416
Asian Paints Ltd.	314,845	8,333,102
Atul Ltd.	6,222	424,593
Balaji Amines Ltd.	5,722	89,527
BASF India Ltd.	3,698	183,132
Bayer CropScience Ltd.	4,474	242,398
Berger Paints India Ltd.	516,786	2,998,670
Bhansali Engineering Polymers Ltd.	129,156	147,661
Carborundum Universal Ltd.	11,022	114,784
Castrol India Ltd.	822,897	1,850,270
Chambal Fertilisers & Chemicals Ltd.	618,987	3,560,672
Clean Science & Technology Ltd.	89,789	1,110,976
Coromandel International Ltd.	326,098	8,257,789
DCM Shriram Ltd.	181,500	2,346,512
Deepak Fertilisers & Petrochemicals Corp. Ltd.	491,799	8,318,992
Deepak Nitrite Ltd.	107,024	2,211,989
EID Parry India Ltd.*	662,079	7,646,937
Epigral Ltd.	20,349	387,574
Fine Organic Industries Ltd.	12,188	613,129
Finolex Industries Ltd.	557,606	1,256,657
Galaxy Surfactants Ltd.	29,431	730,167
Garware Hi-Tech Films Ltd.	14,239	471,486
GHCL Ltd.	688,998	4,694,394
Gujarat Fluorochemicals Ltd.	66,175	2,763,454
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	284,017	1,570,608
Himadri Speciality Chemical Ltd.	399,587	1,982,662
India Glycols Ltd.	25,126	242,859
Indigo Paints Ltd.	36,036	427,048
Investments	Shares	Value
Jindal Poly Films Ltd.	21,568	$133,105
Jubilant Ingrevia Ltd.	152,699	1,099,555
Kansai Nerolac Paints Ltd.	208,012	579,556
Kiri Industries Ltd.*	320,394	2,001,273
Laxmi Organic Industries Ltd.	195,365	454,611
Linde India Ltd.	11,294	794,433
Mayur Uniquoters Ltd.	48,050	274,347
Navin Fluorine International Ltd.	46,623	2,426,751
NOCIL Ltd.	109,322	214,412
Paradeep Phosphates Ltd.(a)	358,110	790,604
PCBL CHEMICAL Ltd.	536,595	2,257,852
PI Industries Ltd.	88,888	3,517,427
Pidilite Industries Ltd.	150,812	2,493,469
Polyplex Corp. Ltd.	59,293	693,108
Rallis India Ltd.	392,278	1,346,859
Rashtriya Chemicals & Fertilizers Ltd.*	611,024	1,003,500
Responsive Industries Ltd.	119,445	247,584
Rossari Biotech Ltd.	42,319	294,721
Sharda Cropchem Ltd.	60,146	556,692
Solar Industries India Ltd.	16,062	2,410,691
SRF Ltd.	218,735	6,956,063
Styrenix Performance Materials Ltd.	17,113	453,109
Sudarshan Chemical Industries Ltd.	207,331	3,115,496
Sumitomo Chemical India Ltd.	97,226	583,923
Supreme Industries Ltd.	52,987	2,518,156
Tata Chemicals Ltd.	632,734	6,555,114
Vinati Organics Ltd.	20,465	400,132
Total Chemicals		108,867,572
Commercial Services & Supplies – 0.1%
Bluspring Enterprises Ltd.*	128,800	110,263
CMS Info Systems Ltd.	92,177	387,493
Indian Railway Catering & Tourism Corp. Ltd.	138,930	1,095,934
ION Exchange India Ltd.	71,211	323,778
Total Commercial Services & Supplies		1,917,468
Construction & Engineering – 2.2%
Ashoka Buildcon Ltd.*	1,421,565	2,957,806
Cemindia Projects Ltd.	67,125	612,555
Dilip Buildcon Ltd.(a)	38,994	207,599
Engineers India Ltd.	171,827	373,636
G R Infraprojects Ltd.	66,777	918,451
GMR Power & Urban Infra Ltd.*	691,075	882,945
HG Infra Engineering Ltd.	25,730	269,446
IRB Infrastructure Developers Ltd.	2,812,691	1,304,836
J Kumar Infraprojects Ltd.	95,901	687,972
Kalpataru Projects International Ltd.	122,816	1,735,687
KEC International Ltd.	197,506	1,941,832
KNR Constructions Ltd.	366,999	819,776
Larsen & Toubro Ltd.	765,678	31,553,725
Man Infraconstruction Ltd.	111,254	183,517
NBCC India Ltd.	1,972,372	2,378,698
NCC Ltd.	1,734,261	4,054,544

See Notes to Financial Statements.

70    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree India Earnings Fund (EPI) (consolidated) September 30, 2025
Investments	Shares	Value
Patel Engineering Ltd.*	298,828	$124,359
PNC Infratech Ltd.	43,682	144,641
Power Mech Projects Ltd.	13,468	410,477
Praj Industries Ltd.	129,081	479,681
PSP Projects Ltd.*	7,268	61,565
Rail Vikas Nigam Ltd.	1,146,337	4,382,583
Ramky Infrastructure Ltd.*	19,655	123,944
Techno Electric & Engineering Co. Ltd.	14,959	224,649
Voltas Ltd.	143,798	2,192,064
Welspun Enterprises Ltd.	430,363	2,420,856
Total Construction & Engineering		61,447,844
Construction Materials – 2.3%
ACC Ltd.	65,287	1,341,715
Ambuja Cements Ltd.	698,686	4,484,984
Birla Corp. Ltd.	25,479	349,922
Dalmia Bharat Ltd.	112,177	2,813,877
Grasim Industries Ltd.	1,019,381	31,651,887
JK Cement Ltd.	37,182	2,638,246
JK Lakshmi Cement Ltd.	101,112	976,401
Orient Cement Ltd.	493,962	1,220,152
Ramco Cements Ltd.	74,201	823,501
Shree Cement Ltd.	5,006	1,649,990
UltraTech Cement Ltd.	108,518	14,937,782
Total Construction Materials		62,888,457
Consumer Finance – 0.1%
Satin Creditcare Network Ltd.*	349,055	570,549
SBFC Finance Ltd.*	597,847	713,669
SBI Cards & Payment Services Ltd.	228,715	2,258,976
Total Consumer Finance		3,543,194
Consumer Staples Distribution & Retail – 0.1%
Avenue Supermarts Ltd.*(a)	57,193	2,882,815
Medplus Health Services Ltd.*	24,282	207,148
Total Consumer Staples Distribution & Retail		3,089,963
Containers & Packaging – 0.1%
AGI Greenpac Ltd.	54,754	520,722
Cosmo First Ltd.	57,428	548,513
EPL Ltd.	187,898	435,776
Time Technoplast Ltd.	505,808	1,195,180
Total Containers & Packaging		2,700,191
Diversified Consumer Services – 0.0%
NIIT Learning Systems Ltd.	22,191	81,990
Diversified Telecommunication Services – 0.4%
HFCL Ltd.	1,100,314	903,165
Indus Towers Ltd.*	1,719,624	6,641,146
Railtel Corp. of India Ltd.	62,406	261,604
Tata Communications Ltd.	166,980	3,034,043
Total Diversified Telecommunication Services		10,839,958
Electric Utilities – 3.1%
Adani Energy Solutions Ltd.*	113,468	1,114,696
CESC Ltd.	3,361,377	6,131,126
Investments	Shares	Value
Power Grid Corp. of India Ltd.	17,576,274	$55,477,195
Reliance Infrastructure Ltd.*	1,099,657	2,998,431
SJVN Ltd.	466,233	474,274
Tata Power Co. Ltd.	2,856,062	12,501,679
Torrent Power Ltd.	499,496	6,857,126
Total Electric Utilities		85,554,527
Electrical Equipment – 1.8%
ABB India Ltd.	22,558	1,316,888
Amara Raja Energy & Mobility Ltd.	235,343	2,622,366
Bharat Heavy Electricals Ltd.	479,261	1,287,098
CG Power & Industrial Solutions Ltd.	326,864	2,727,709
Elecon Engineering Co. Ltd.	84,265	538,966
Finolex Cables Ltd.	96,462	888,095
Graphite India Ltd.	66,222	414,275
Havells India Ltd.	180,001	3,044,997
HEG Ltd.	246,739	1,403,089
KEI Industries Ltd.	112,093	5,128,526
Polycab India Ltd.	40,415	3,316,453
RR Kabel Ltd.	63,980	908,948
Siemens Energy India Ltd.*	52,368	2,024,681
Suzlon Energy Ltd.*	40,429,755	25,066,892
Triveni Turbine Ltd.	40,938	239,273
V-Guard Industries Ltd.	20,554	86,926
Total Electrical Equipment		51,015,182
Electronic Equipment, Instruments & Components – 0.3%
Redington Ltd.	2,450,556	7,822,625
Syrma SGS Technology Ltd.	14,120	122,039
Total Electronic Equipment, Instruments & Components		7,944,664
Entertainment – 0.0%
Saregama India Ltd.	241,065	1,273,761
Financial Services – 0.4%
Bajaj Finserv Ltd.	435,420	9,839,385
Infibeam Avenues Ltd.*	953,789	173,809
Muthoot Microfin Ltd.*	151,985	283,827
Total Financial Services		10,297,021
Food Products – 1.3%
Avanti Feeds Ltd.	80,052	577,746
AWL Agri Business Ltd.*	18,193	53,592
Balrampur Chini Mills Ltd.	250,402	1,285,024
Bikaji Foods International Ltd.	22,842	191,442
Britannia Industries Ltd.	100,673	6,792,887
CCL Products India Ltd.	76,198	725,389
Dalmia Bharat Sugar & Industries Ltd.	155,290	611,182
Godrej Agrovet Ltd.(a)	31,592	245,581
Gujarat Ambuja Exports Ltd.	233,100	277,918
Hatsun Agro Product Ltd.	41,315	424,742
Heritage Foods Ltd.	34,797	189,135
Kaveri Seed Co. Ltd.	91,921	1,087,973
KRBL Ltd.	240,112	931,498
LT Foods Ltd.	517,271	2,362,970

See Notes to Financial Statements.

WisdomTree Trust    71

Schedule of Investments (unaudited) (continued) WisdomTree India Earnings Fund (EPI) (consolidated) September 30, 2025
Investments	Shares	Value
Marico Ltd.	489,058	$3,841,354
Mrs. Bectors Food Specialities Ltd.	40,255	570,215
Nestle India Ltd.	411,549	5,343,862
Parag Milk Foods Ltd.(a)	56,433	165,043
Patanjali Foods Ltd.	238,692	1,547,931
Tata Consumer Products Ltd.	435,381	5,537,591
Triveni Engineering & Industries Ltd.	527,593	1,981,695
Venky’s India Ltd.	6,755	113,328
Zydus Wellness Ltd.	93,964	483,849
Total Food Products		35,341,947
Gas Utilities – 1.1%
Adani Total Gas Ltd.	16,306	114,836
GAIL India Ltd.	8,004,640	15,893,207
Gujarat Gas Ltd.	260,906	1,262,234
Gujarat State Petronet Ltd.	1,522,254	5,307,133
Indraprastha Gas Ltd.	1,871,431	4,395,469
Mahanagar Gas Ltd.	162,446	2,369,488
Total Gas Utilities		29,342,367
Ground Transportation – 0.0%
Container Corp. of India Ltd.	227,062	1,344,643
VRL Logistics Ltd.	11,572	35,633
Total Ground Transportation		1,380,276
Health Care Equipment & Supplies – 0.0%
Poly Medicure Ltd.	22,675	497,509
Health Care Providers & Services – 0.8%
Apollo Hospitals Enterprise Ltd.	51,697	4,313,870
Aster DM Healthcare Ltd.(a)	212,836	1,502,865
Dr. Lal PathLabs Ltd.(a)	25,654	900,922
Fortis Healthcare Ltd.	383,822	4,192,317
Global Health Ltd.	24,521	362,891
Krishna Institute of Medical Sciences Ltd.*(a)	14,355	113,197
Krsnaa Diagnostics Ltd.	45,416	387,108
Max Healthcare Institute Ltd.	598,601	7,515,147
Metropolis Healthcare Ltd.*(a)	47,611	1,091,760
Narayana Hrudayalaya Ltd.	68,893	1,348,239
Rainbow Children’s Medicare Ltd.	6,533	99,773
Thyrocare Technologies Ltd.(a)	44,167	577,328
Vijaya Diagnostic Centre Pvt Ltd.	1,541	17,356
Total Health Care Providers & Services		22,422,773
Hotels, Restaurants & Leisure – 0.4%
Advent Hotels International Pvt Ltd.*^	23,601	69,828
Chalet Hotels Ltd.*	17,661	189,204
Delta Corp. Ltd.	32,341	28,426
EIH Ltd.	73,395	297,502
Indian Hotels Co. Ltd.	930,404	7,547,916
ITC Hotels Ltd.*	522,442	1,337,280
Jubilant Foodworks Ltd.	172,604	1,200,216
Lemon Tree Hotels Ltd.*(a)	82,280	154,118
Mahindra Holidays & Resorts India Ltd.*	3,016	11,984
Total Hotels, Restaurants & Leisure		10,836,474
Investments	Shares	Value
Household Durables – 0.4%
Amber Enterprises India Ltd.*	9,069	$826,221
Bajaj Electricals Ltd.	164,026	1,006,911
Cello World Ltd.	67,718	439,308
Crompton Greaves Consumer Electricals Ltd.	605,415	1,986,258
Dixon Technologies India Ltd.	22,893	4,208,411
LA Opala RG Ltd.	118,668	322,997
Orient Electric Ltd.	133,213	294,126
Symphony Ltd.	20,709	211,116
TTK Prestige Ltd.	45,069	322,426
Whirlpool of India Ltd.	19,249	258,247
Total Household Durables		9,876,021
Household Products – 0.0%
Jyothy Labs Ltd.	54,973	195,185
Independent Power & Renewable Electricity Producers – 3.5%
Adani Green Energy Ltd.*	53,668	620,676
Adani Power Ltd.*	12,712,251	20,710,136
Gujarat Industries Power Co. Ltd.	234,093	477,974
Jaiprakash Power Ventures Ltd.*	7,334,716	1,439,868
JSW Energy Ltd.	511,925	3,060,696
KPI Green Energy Ltd.(a)	53,571	264,541
NHPC Ltd.	8,250,275	8,020,878
NLC India Ltd.	679,389	2,183,196
NTPC Ltd.	15,643,732	59,984,047
Reliance Power Ltd.*	3,200,008	1,598,765
Total Independent Power & Renewable Electricity Producers		98,360,777
Industrial Conglomerates – 0.4%
Apar Industries Ltd.	24,122	2,223,961
Balmer Lawrie & Co. Ltd.	94,362	223,840
Godrej Industries Ltd.*	139,625	1,889,737
Nava Ltd.	828,505	6,074,140
Siemens Ltd.	53,675	1,891,679
Total Industrial Conglomerates		12,303,357
Insurance – 1.2%
General Insurance Corp. of India(a)	1,670,804	6,937,161
HDFC Life Insurance Co. Ltd.(a)	411,106	3,502,483
ICICI Lombard General Insurance Co. Ltd.(a)	310,067	6,599,537
ICICI Prudential Life Insurance Co. Ltd.(a)	194,793	1,305,805
Life Insurance Corp. of India	579,734	5,878,712
Max Financial Services Ltd.*	103,715	1,840,824
New India Assurance Co. Ltd.(a)	414,301	882,368
SBI Life Insurance Co. Ltd.(a)	257,446	5,191,906
Star Health & Allied Insurance Co. Ltd.*	471	2,370
Total Insurance		32,141,166
IT Services – 9.1%
Cigniti Technologies Ltd.*	42,043	715,958
Coforge Ltd.	141,605	2,537,411
Cyient Ltd.	99,656	1,286,489
Happiest Minds Technologies Ltd.	12	72
See Notes to Financial Statements.

72    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree India Earnings Fund (EPI) (consolidated) September 30, 2025
Investments	Shares	Value
HCL Technologies Ltd.	2,117,295	$33,029,695
Infosys Ltd.	6,681,523	108,498,203
LTIMindtree Ltd.(a)	71,526	4,154,753
Mastek Ltd.	9,410	232,439
Mphasis Ltd.	137,368	4,107,329
Persistent Systems Ltd.	123,836	6,726,067
Protean eGov Technologies Ltd.	5,543	55,000
Sonata Software Ltd.	222,496	867,293
Tata Consultancy Services Ltd.	1,603,723	52,170,951
Tata Technologies Ltd.	52,415	395,228
Tech Mahindra Ltd.	1,139,461	17,970,601
Wipro Ltd.	6,628,084	17,868,981
Zensar Technologies Ltd.	289,872	2,491,322
Total IT Services		253,107,792
Life Sciences Tools & Services – 0.4%
Divi’s Laboratories Ltd.	147,810	9,471,526
Syngene International Ltd.(a)	114,397	802,491
Total Life Sciences Tools & Services		10,274,017
Machinery – 1.0%
Action Construction Equipment Ltd.	21,634	261,346
AIA Engineering Ltd.	38,401	1,320,548
Ashok Leyland Ltd.	2,096,392	3,368,583
BEML Ltd.	7,385	347,156
Cochin Shipyard Ltd.(a)	148,637	2,995,884
Confidence Petroleum India Ltd.	856,839	434,843
Craftsman Automation Ltd.	16,003	1,224,439
Cummins India Ltd.	166,223	7,350,871
Elgi Equipments Ltd.	197,971	1,075,154
Escorts Kubota Ltd.	34,378	1,334,484
Force Motors Ltd.	3,035	574,091
GMM Pfaudler Ltd.	76,104	908,307
Greaves Cotton Ltd.	200,798	479,104
Grindwell Norton Ltd.	21,030	376,172
ISGEC Heavy Engineering Ltd.	23,692	234,282
Jamna Auto Industries Ltd.	162,189	183,819
Kirloskar Brothers Ltd.	33,763	733,792
Kirloskar Oil Engines Ltd.	32,645	337,816
LG Balakrishnan & Bros Ltd.	35,929	555,270
NRB Bearings Ltd.	105,456	337,015
Olectra Greentech Ltd.	12,467	218,046
Rolex Rings Ltd.*	32,546	474,323
Schaeffler India Ltd.	1,729	81,959
SKF India Ltd.	25,623	1,360,846
Technocraft Industries India Ltd.	7,617	189,205
Tega Industries Ltd.	10,440	222,360
Thermax Ltd.	42,482	1,516,866
Timken India Ltd.	17,057	578,225
Titagarh Rail System Ltd.	34,002	334,261
Total Machinery		29,409,067
Investments	Shares	Value
Marine Transportation – 0.1%
Shipping Corp. of India Ltd.	891,916	$2,237,004
Media – 0.1%
Affle 3i Ltd.*	42,830	939,533
DB Corp. Ltd.	43,804	132,835
Sun TV Network Ltd.	184,477	1,087,576
Zee Entertainment Enterprises Ltd.	19,795	25,052
Total Media		2,184,996
Metals & Mining – 7.6%
APL Apollo Tubes Ltd.	124,914	2,372,119
Ashapura Minechem Ltd.	42,936	314,807
Godawari Power & Ispat Ltd.	637,656	1,758,085
Goodluck India Ltd.	10,833	155,049
Gravita India Ltd.	19,745	349,095
Hindalco Industries Ltd.	6,380,737	54,756,966
Hindustan Zinc Ltd.	780,364	4,240,251
Jai Balaji Industries Ltd.*	100,805	107,142
Jindal Saw Ltd.	704,716	1,609,782
Jindal Stainless Ltd.	908,753	7,550,873
Jindal Steel Ltd.	843,638	10,107,361
JSW Steel Ltd.	986,905	12,701,343
Kirloskar Ferrous Industries Ltd.	145,558	874,934
Lloyds Metals & Energy Ltd.	12,178	168,017
Maharashtra Seamless Ltd.	280,307	1,887,734
Mishra Dhatu Nigam Ltd.(a)	5,973	25,375
MOIL Ltd.	132,648	553,218
National Aluminium Co. Ltd.	3,681,676	8,868,241
NMDC Ltd.	20,449,814	17,584,923
Ramkrishna Forgings Ltd.	110,066	669,033
Ratnamani Metals & Tubes Ltd.	24,774	672,582
Sandur Manganese & Iron Ores Ltd.	653,412	1,242,597
Sarda Energy & Minerals Ltd.	407,193	2,473,736
Steel Authority of India Ltd.	3,550,235	5,377,208
Surya Roshni Ltd.	251,971	812,482
Tata Steel Ltd.	21,313,124	40,512,069
Usha Martin Ltd.	349,548	1,808,392
Vedanta Ltd.	5,875,347	30,823,011
Welspun Corp. Ltd.	227,296	2,194,785
Total Metals & Mining		212,571,210
Office REITs – 0.0%
Mindspace Business Parks REIT(a)	211,865	1,085,206
Oil, Gas & Consumable Fuels – 15.9%
Aegis Logistics Ltd.	432,933	3,733,789
Bharat Petroleum Corp. Ltd.	2,439,259	9,331,073
Chennai Petroleum Corp. Ltd.	100,897	861,142
Coal India Ltd.	16,020,132	70,358,581
Great Eastern Shipping Co. Ltd.	964,312	10,792,866
Hindustan Oil Exploration Co. Ltd.*	330,945	634,765
Hindustan Petroleum Corp. Ltd.	206,201	1,029,742
Indian Oil Corp. Ltd.	13,456,469	22,701,575
Mangalore Refinery & Petrochemicals Ltd.*	433,793	648,769

See Notes to Financial Statements.

WisdomTree Trust    73

Schedule of Investments (unaudited) (continued) WisdomTree India Earnings Fund (EPI) (consolidated) September 30, 2025
Investments	Shares	Value
Oil & Natural Gas Corp. Ltd.	28,248,420	$76,197,678
Oil India Ltd.	7,195,292	33,533,661
Petronet LNG Ltd.	3,345,664	10,505,510
Reliance Industries Ltd.	13,254,682	203,622,489
Total Oil, Gas & Consumable Fuels		443,951,640
Paper & Forest Products – 0.1%
Aditya Birla Real Estate Ltd.	29,768	566,401
Century Plyboards India Ltd.	91,318	836,262
Greenpanel Industries Ltd.	215,288	655,402
JK Paper Ltd.	323,835	1,406,016
West Coast Paper Mills Ltd.	20,788	109,338
Total Paper & Forest Products		3,573,419
Passenger Airlines – 0.2%
InterGlobe Aviation Ltd.(a)	106,223	6,693,017
Personal Care Products – 1.1%
Bajaj Consumer Care Ltd.*	459,892	1,227,052
Colgate-Palmolive India Ltd.	128,893	3,226,217
Dabur India Ltd.	311,999	1,726,402
Emami Ltd.	390,372	2,366,491
Godrej Consumer Products Ltd.	259,080	3,404,941
Hindustan Unilever Ltd.	702,420	19,891,764
Total Personal Care Products		31,842,867
Pharmaceuticals – 4.0%
Aarti Drugs Ltd.	93,869	514,336
Aarti Pharmalabs Ltd.	80,359	749,071
Acutaas Chemicals Ltd.	7,516	111,552
Aether Industries Ltd.*	4,467	37,831
Ajanta Pharma Ltd.	35,161	952,913
Alembic Pharmaceuticals Ltd.	115,066	1,168,107
Alivus Life Sciences Ltd.	36,141	378,206
Alkem Laboratories Ltd.	40,297	2,462,150
Aurobindo Pharma Ltd.	532,026	6,494,775
Caplin Point Laboratories Ltd.	114,086	2,526,271
Cipla Ltd.	662,815	11,222,253
Cohance Lifesciences Ltd.*	275,257	2,725,328
Dr. Reddy’s Laboratories Ltd.	1,409,273	19,422,814
FDC Ltd.	54,449	271,237
Gland Pharma Ltd.(a)	70,161	1,573,765
GlaxoSmithKline Pharmaceuticals Ltd.	50,436	1,510,829
Granules India Ltd.	380,174	2,213,681
Hikal Ltd.	68,126	193,048
Indoco Remedies Ltd.	82,052	269,799
IOL Chemicals & Pharmaceuticals Ltd.	385,454	446,193
Ipca Laboratories Ltd.	141,476	2,133,563
JB Chemicals & Pharmaceuticals Ltd.	64,380	1,239,690
Laurus Labs Ltd.(a)	659,880	6,256,277
Lupin Ltd.	198,182	4,266,140
Mankind Pharma Ltd.	23,157	635,255
Marksans Pharma Ltd.	361,182	671,363
Natco Pharma Ltd.	161,383	1,445,997
Neuland Laboratories Ltd.	21,799	3,585,751
Investments	Shares	Value
Sun Pharmaceutical Industries Ltd.	1,545,873	$27,757,856
Supriya Lifescience Ltd.	6,464	53,076
Torrent Pharmaceuticals Ltd.	76,342	3,098,089
Zydus Lifesciences Ltd.	415,827	4,598,562
Total Pharmaceuticals		110,985,778
Professional Services – 0.5%
Computer Age Management Services Ltd.	28,740	1,216,620
Datamatics Global Services Ltd.	54,522	514,524
Digitide Solutions Ltd.*	128,800	230,607
eClerx Services Ltd.	108,776	4,919,675
Firstsource Solutions Ltd.	1,194,022	4,421,668
L&T Technology Services Ltd.(a)	29,348	1,359,798
Latent View Analytics Ltd.*	51,181	235,445
Quess Corp. Ltd.(a)	133,921	384,016
RITES Ltd.	57,534	159,431
TeamLease Services Ltd.*	7,340	147,199
Total Professional Services		13,588,983
Real Estate Management & Development – 0.8%
Brigade Enterprises Ltd.	45,548	459,667
DLF Ltd.	450,989	3,621,575
Godrej Properties Ltd.*	43,813	971,509
Lodha Developers Ltd.(a)	21,672	277,232
Mahindra Lifespace Developers Ltd.	2,227	8,863
NESCO Ltd.	58,476	862,762
Oberoi Realty Ltd.	226,213	4,030,821
Phoenix Mills Ltd.	388,292	6,802,531
Prestige Estates Projects Ltd.	251,531	4,277,985
Sobha Ltd.	87,977	1,527,407
Valor Estate Ltd.*	208,141	379,155
Total Real Estate Management & Development		23,219,507
Software – 0.4%
Birlasoft Ltd.	192,900	766,809
CE Info Systems Ltd.	43,467	807,424
Intellect Design Arena Ltd.	125,632	1,379,014
KPIT Technologies Ltd.	63,860	789,505
Newgen Software Technologies Ltd.	177,796	1,781,589
Oracle Financial Services Software Ltd.	59,232	5,605,738
Rategain Travel Technologies Ltd.*	13,522	98,192
Route Mobile Ltd.	1,382	12,321
Tanla Platforms Ltd.	984	7,278
Tata Elxsi Ltd.	7,580	446,235
Total Software		11,694,105
Specialty Retail – 0.1%
Go Fashion India Ltd.*	40,028	303,923
Metro Brands Ltd.	19,108	277,682
Senco Gold Ltd.	22,323	86,349
Trent Ltd.	43,271	2,279,569
Total Specialty Retail		2,947,523

See Notes to Financial Statements.

74    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree India Earnings Fund (EPI) (consolidated) September 30, 2025
Investments	Shares	Value
Textiles, Apparel & Luxury Goods – 0.7%
Arvind Ltd.	572,759	$1,960,077
Bata India Ltd.	12,397	162,661
Campus Activewear Ltd.	335,478	1,018,652
Gokaldas Exports Ltd.*	83,106	673,871
Indo Count Industries Ltd.	14,525	44,214
Kalyan Jewellers India Ltd.	46,606	238,466
KPR Mill Ltd.	123,806	1,484,815
LUX Industries Ltd.	32,389	467,074
Monte Carlo Fashions Ltd.	1,612	12,438
Page Industries Ltd.	3,439	1,575,827
Relaxo Footwears Ltd.	10,226	51,361
Rupa & Co. Ltd.	28,038	65,092
Safari Industries India Ltd.	4,273	105,313
Siyaram Silk Mills Ltd.	45,600	334,442
Titan Co. Ltd.	150,425	5,704,337
Trident Ltd.	580,615	184,212
Vaibhav Global Ltd.	1,343	3,408
Vardhman Textiles Ltd.	310,554	1,444,014
Vedant Fashions Ltd.	27,106	210,694
Welspun Living Ltd.	479,667	619,649
Total Textiles, Apparel & Luxury Goods		16,360,617
Tobacco – 1.0%
Godfrey Phillips India Ltd.	100,110	3,815,486
ITC Ltd.	5,055,404	22,863,229
VST Industries Ltd.	186,149	541,850
Total Tobacco		27,220,565
Trading Companies & Distributors – 0.1%
Adani Enterprises Ltd.	73,515	2,074,826
IndiaMart InterMesh Ltd.(a)	243	6,449
MMTC Ltd.*	1,297,835	946,312
MSTC Ltd.	53,623	287,717
Total Trading Companies & Distributors		3,315,304
Investments	Shares	Value
Transportation Infrastructure – 0.6%
Adani Ports & Special Economic Zone Ltd.	909,797	$14,381,328
Gujarat Pipavav Port Ltd.	518,114	922,161
JSW Infrastructure Ltd.	143,980	511,210
Total Transportation Infrastructure		15,814,699
Wireless Telecommunication Services – 1.5%
Bharti Airtel Ltd.	1,947,638	41,203,905
TOTAL COMMON STOCKS (COST: $2,000,364,244)		2,850,604,616
PREFERRED STOCKS – 0.0%
India – 0.0%
TVS Motor Co. Ltd., 6.00%^
(Cost: $0)	898,040	101,143
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(b) (Cost: $1,261,862)	1,261,862	1,261,862
TOTAL INVESTMENTS IN SECURITIES – 102.3% (Cost: $2,001,626,106)		2,851,967,621
Other Liabilities less Assets – (2.3)%		(64,551,360)
NET ASSETS – 100.0%		$2,787,416,261

*     Non-income producing security.

^     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $170,971, which represents 0.0% of net assets.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Rate shown represents annualized 7-day yield as of September 30, 2025.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Hotels, Restaurants & Leisure	$10,766,646	$—	$69,828	*	$10,836,474
Other	2,839,768,142	—	—		2,839,768,142
Preferred Stocks	—	—	101,143	*	101,143
Mutual Fund	—	1,261,862	—		1,261,862
Total Investments in Securities	$2,850,534,788	$1,261,862	$170,971		$2,851,967,621

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Financial Statements.

WisdomTree Trust    75

Schedule of Investments (unaudited) WisdomTree New Economy Real Estate Fund (WTRE) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 99.4%
Australia – 9.8%
Goodman Group	38,557	$837,648
IREN Ltd.*	8,536	400,595
NEXTDC Ltd.*	15,712	176,190
Total Australia		1,414,433
Belgium – 1.7%
Montea NV	888	71,577
Warehouses De Pauw CVA	7,223	180,604
Total Belgium		252,181
Canada – 0.8%
Hut 8 Corp.*	3,412	118,772
France – 0.5%
Eutelsat Communications SACA*	17,821	71,509
Hong Kong – 0.7%
SUNeVision Holdings Ltd.	117,000	103,310
Italy – 2.0%
Infrastrutture Wireless Italiane SpA(a)	25,202	296,420
Japan – 4.5%
GLP J-REIT	154	142,337
Japan Logistics Fund, Inc.	124	82,115
LaSalle Logiport REIT	82	79,677
Mitsubishi Estate Logistics REIT Investment Corp.	77	63,452
Mitsui Fudosan Logistics Park, Inc.	137	98,609
Nippon Prologis REIT, Inc.	245	143,332
SOSiLA Logistics REIT, Inc.	50	40,187
Total Japan		649,709
Luxembourg – 0.6%
SES SA	11,561	88,093
Singapore – 6.5%
CapitaLand Ascendas REIT	117,636	254,580
Digital Core REIT Management Pte. Ltd.	80,100	38,048
ESR-REIT	34,480	74,887
Frasers Logistics & Commercial Trust	137,600	101,396
Keppel DC REIT	78,705	145,908
Mapletree Industrial Trust	83,009	137,146
Mapletree Logistics Trust	146,058	141,617
NTT DC REIT*	48,300	48,300
Total Singapore		941,882
Spain – 4.0%
Cellnex Telecom SA*(a)	16,609	575,514
Tanzania – 0.5%
Helios Towers PLC*	35,247	70,702
Investments	Shares	Value
United Kingdom – 4.3%
LondonMetric Property PLC	68,940	$168,822
Segro PLC	35,083	309,549
Tritax Big Box REIT PLC	74,023	143,999
Total United Kingdom		622,370
United States – 63.5%
Alexandria Real Estate Equities, Inc.	4,199	349,945
American Tower Corp.	3,987	766,780
Applied Digital Corp.*(b)	9,844	225,821
AST SpaceMobile, Inc.*	8,461	415,266
Cipher Mining, Inc.*	10,796	135,922
Core Scientific, Inc.*	10,977	196,927
Crown Castle, Inc.	8,274	798,358
Digital Realty Trust, Inc.	4,776	825,675
DigitalBridge Group, Inc.	5,814	68,024
EastGroup Properties, Inc.	1,440	243,734
Equinix, Inc.	953	746,428
First Industrial Realty Trust, Inc.	3,716	191,263
Globalstar, Inc.*	3,609	131,332
Gogo, Inc.*	5,582	47,949
Healthpeak Properties, Inc.	17,944	343,628
Iridium Communications, Inc.	4,725	82,498
Iron Mountain, Inc.	6,468	659,348
Lineage, Inc.	6,249	241,461
LXP Industrial Trust	10,410	93,274
MARA Holdings, Inc.*(b)	14,661	267,710
Prologis, Inc.	7,791	892,225
Rexford Industrial Realty, Inc.	5,701	234,368
Riot Platforms, Inc.*	12,642	240,577
SBA Communications Corp.	2,666	515,471
Terawulf, Inc.*(b)	13,553	154,775
Terreno Realty Corp.	2,792	158,446
Uniti Group, Inc.*	11,950	73,134
Viasat, Inc.*	3,884	113,801
Total United States		9,214,140
TOTAL COMMON STOCKS (Cost: $15,387,496)		14,419,035
RIGHTS – 0.0%
Singapore – 0.0%
Keppel DC REIT* (Cost: $0)	6,296	733
MUTUAL FUND – 0.2%
United States – 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(c) (Cost: $24,584)	24,584	24,584
See Notes to Financial Statements.

76    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree New Economy Real Estate Fund (WTRE) September 30, 2025
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.0%
United States – 3.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(c) (Cost: $441,928)	441,928	$441,928
TOTAL INVESTMENTS IN SECURITIES — 102.6% (Cost: $15,854,008)		14,886,280
Other Liabilities less Assets – (2.6)%		(372,145)
NET ASSETS – 100.0%		$14,514,135

*     Non-income producing security.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at September 30, 2025 (See Note 2). At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $648,306 and the total market value of the collateral held by the Fund was $668,612. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $226,684.

(c)   Rate shown represents annualized 7-day yield as of September 30, 2025.

ABBREVIATIONS:
CVA	Certificaten van Aandelen (Certificate of Stock)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$14,419,035	$—	$—	$14,419,035
Rights	—	733	—	733
Mutual Fund	—	24,584	—	24,584
Investment of Cash Collateral for Securities Loaned	—	441,928	—	441,928
Total Investments in Securities	$14,419,035	$467,245	$—	$14,886,280

See Notes to Financial Statements.

WisdomTree Trust    77

Statements of Assets and Liabilities (unaudited) WisdomTree Trust September 30, 2025
	WisdomTree Asia Defense Fund	WisdomTree China ex-State-Owned Enterprises Fund	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	WisdomTree Emerging Markets High Dividend Fund
ASSETS:
Investments in securities, at cost	$10,142,103	$405,534,830	$1,469,159,888	$3,060,687,167
Investments in affiliates, at cost (Note 3)	—	—	15,600,000	48,879,493
Foreign currency, at cost	176	4,158	1,992,498	6,308,601
Investments in securities, at value[1,2] (Note 2)	10,116,573	558,626,587	2,134,866,441	3,370,684,088
Investments in affiliates, at value (Note 3)	—	—	15,600,000	48,947,159
Cash	—	22	515	—
Foreign currency, at value	176	4,159	1,993,582	6,334,276
Unrealized appreciation on foreign currency contracts	—	103	—	6,535
Receivables:
Investment securities sold	—	4,261,924	—	1,346,089
Due from broker	—	—	—	2,376,485
Capital shares sold	—	4,271,873	—	45,795,504
Dividends	3,395	347,124	2,171,521	7,580,310
Securities lending income	—	55,851	68,901	378,468
Interest	629	—	—	—
Foreign tax reclaims	195	—	326,707	1,253,224
Foreign capital gains tax refund	—	—	171,100	276,568
Other (Note 6)	—	—	309,364	375,499
Total Assets	10,120,968	567,567,643	2,155,508,131	3,485,354,205
LIABILITIES:
Unrealized depreciation on foreign currency contracts	27	28	—	3,278
Payables:
Cash collateral received for securities loaned (Note 2)	—	6,893,580	71,413,522	214,797,976
Investment securities purchased	—	8,520,612	—	46,333,363
Advisory fees (Note 3)	1,058	136,972	527,225	1,628,222
Service fees (Note 2)	10	1,883	7,313	11,470
Foreign capital gains tax	—	—	14,125,793	3,401,507
Other (Note 6)	—	—	106,299	149,049
Total Liabilities	1,095	15,553,075	86,180,152	266,324,865
NET ASSETS	$10,119,873	$552,014,568	$2,069,327,979	$3,219,029,340
NET ASSETS:
Paid-in capital	$10,139,517	$1,047,228,139	$2,344,765,710	$4,307,827,771
Total distributable earnings (loss)	(19,644)	(495,213,571)	(275,437,731)	(1,088,798,431)
NET ASSETS	$10,119,873	$552,014,568	$2,069,327,979	$3,219,029,340
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	325,000	12,400,000	54,700,000	70,300,000
Net asset value per share	$31.14	$44.52	$37.83	$45.79
[1] Includes market value of securities out on loan of:	$—	$14,861,494	$73,744,402	$229,346,666
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)

See Notes to Financial Statements.

78    WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (continued) WisdomTree Trust September 30, 2025
	WisdomTree Emerging Markets Multifactor Fund	WisdomTree Emerging Markets Quality Dividend Growth Fund	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree GeoAlpha Opportunities Fund
ASSETS:
Investments in securities, at cost	$107,825,115	$99,828,888	$1,305,964,776	$740,936
Investments in affiliates, at cost (Note 3)	—	—	26,800,000	—
Foreign currency, at cost	152,047	239,259	4,004,296	292
Investments in securities, at value[1,2] (Note 2)	127,217,792	135,121,852	1,726,086,495	785,027
Investments in affiliates, at value (Note 3)	—	—	26,800,000	—
Cash	2,950	715	912	—
Foreign currency, at value	152,012	239,276	4,010,754	292
Unrealized appreciation on foreign currency contracts	416,823	28	—	—
Receivables:
Investment securities sold	21,385	27,789	—	274
Due from broker	—	—	1,234,794	—
Dividends	300,516	257,317	2,463,959	1,559
Securities lending income	2,712	3,812	306,587	—
Foreign tax reclaims	16,718	30,106	704,492	138
Deposits at broker	30,000	—	—	—
Foreign capital gains tax refund	64,488	—	301,455	—
Other (Note 6)	—	—	282,514	—
Total Assets	128,225,396	135,680,895	1,762,191,962	787,290
LIABILITIES:
Unrealized depreciation on foreign currency contracts	407,880	28	—	—
Payables:
Cash collateral received for securities loaned (Note 2)	144,739	2,260,243	120,858,876	—
Investment securities purchased	21,475	27,947	—	273
Advisory fees (Note 3)	49,194	34,499	781,746	364
Service fees (Note 2)	451	474	5,998	3
Foreign capital gains tax	—	1,467,149	3,005,793	—
Other (Note 6)	—	—	104,867	—
Total Liabilities	623,739	3,790,340	124,757,280	640
NET ASSETS	$127,601,657	$131,890,555	$1,637,434,682	$786,650
NET ASSETS:
Paid-in capital	$112,865,034	$120,716,810	$1,643,571,716	$750,000
Total distributable earnings (loss)	14,736,623	11,173,745	(6,137,034)	36,650
NET ASSETS	$127,601,657	$131,890,555	$1,637,434,682	$786,650
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	4,200,000	4,600,000	28,700,000	25,000
Net asset value per share	$30.38	$28.67	$57.05	$31.47
[1] Includes market value of securities out on loan of:	$137,765	$2,040,319	$136,937,330	$—
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)

See Notes to Financial Statements.

WisdomTree Trust    79

Statements of Assets and Liabilities (unaudited) (continued) WisdomTree Trust September 30, 2025
	WisdomTree Global Defense Fund	WisdomTree Global ex-U.S. Quality Dividend Growth Fund	WisdomTree Global High Dividend Fund	WisdomTree India Earnings Fund (consolidated)
ASSETS:
Investments in securities, at cost	$2,296,070	$436,312,980	$100,468,915	$2,001,626,106
Investments in affiliates, at cost (Note 3)	—	3,304,629	112,503	—
Foreign currency, at cost	89	1,200,575	68,613	14,347,414
Investments in securities, at value[1,2] (Note 2)	2,415,278	498,586,648	123,631,530	2,851,967,621
Investments in affiliates, at value (Note 3)	—	3,305,434	141,453	—
Cash	—	—	61	78,430
Foreign currency, at value	89	1,205,338	69,085	14,334,088
Unrealized appreciation on foreign currency contracts	—	278	—	—
Receivables:
Investment securities sold	—	2,916,606	6,092	—
Due from broker	—	—	531	8,911
Dividends	34	1,154,948	238,967	684,692
Securities lending income	—	12,383	552	—
Interest	58	—	—	—
Foreign tax reclaims	—	1,908,898	190,530	—
Foreign capital gains tax refund	—	75,313	—	—
Other (Note 6)	—	155,535	3,780	—
Total Assets	2,415,459	509,321,381	124,282,581	2,867,073,742
LIABILITIES:
Unrealized depreciation on foreign currency contracts	—	3,186	—	—
Payables:
Cash collateral received for securities loaned (Note 2)	—	15,985,072	764,232	—
Investment securities purchased	—	1,852,055	—	—
Due to broker	—	—	1,469	—
Advisory fees (Note 3)	394	171,214	58,702	1,957,376
Service fees (Note 2)	4	1,794	445	10,376
Foreign capital gains tax	—	—	19,385	77,689,729
Cash due to custodian	—	1,847,483	—	—
Other (Note 6)	—	46,850	1,134	—
Total Liabilities	398	19,907,654	845,367	79,657,481
NET ASSETS	$2,415,061	$489,413,727	$123,437,214	$2,787,416,261
NET ASSETS:
Paid-in capital	$2,296,855	$502,353,313	$115,474,999	$2,107,736,913
Total distributable earnings (loss)	118,206	(12,939,586)	7,962,215	679,679,348
NET ASSETS	$2,415,061	$489,413,727	$123,437,214	$2,787,416,261
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	75,000	12,100,000	2,050,000	63,000,000
Net asset value per share	$32.20	$40.45	$60.21	$44.24
[1] Includes market value of securities out on loan of:	$—	$12,521,906	$4,957,209	$—
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)
See Notes to Financial Statements.

80 WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (concluded) WisdomTree Trust September 30, 2025
WisdomTree New Economy Real Estate Fund
ASSETS:
Investments in securities, at cost	$15,854,008
Foreign currency, at cost	103
Investments in securities, at value[1,2] (Note 2)	14,886,280
Foreign currency, at value	103
Receivables:
Dividends	36,835
Securities lending income	77
Foreign tax reclaims	39,713
Total Assets	14,963,008
LIABILITIES:
Payables:
Cash collateral received for securities loaned (Note 2)	441,928
Advisory fees (Note 3)	6,893
Service fees (Note 2)	52
Total Liabilities	448,873
NET ASSETS	$14,514,135
NET ASSETS:
Paid-in capital	$59,375,752
Total distributable earnings (loss)	(44,861,617)
NET ASSETS	$14,514,135
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	650,000
Net asset value per share	$22.33
[1] Includes market value of securities out on loan of:	$648,306
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)

See Notes to Financial Statements.

WisdomTree Trust    81

Statements of Operations (unaudited) WisdomTree Trust For the Six Months Ended September 30, 2025
	WisdomTree Asia Defense Fund[1]	WisdomTree China ex-State-Owned Enterprises Fund	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	WisdomTree Emerging Markets High Dividend Fund
INVESTMENT INCOME:
Dividends	$3,906	$6,747,350	$27,971,279	$116,881,873
Dividends from affiliates (Note 3)	—	—	—	59,475
Interest	624	—	—	—
Securities lending income, net (Note 2)[2]	—	206,921	240,089	2,078,340
Less: Foreign withholding taxes on dividends	(427)	(368,614)	(4,045,773)	(14,241,340)
Total investment income	4,103	6,585,657	24,165,595	104,778,348
EXPENSES:
Advisory fees (Note 3)	1,058	712,369	2,957,020	9,457,798
Service fees (Note 2)	10	9,795	40,659	66,054
Total expenses	1,068	722,164	2,997,679	9,523,852
Expense waivers (Note 3)	—	—	—	(3,432)
Expense waivers – contractual (Note 3)	—	—	(12,601)	(35,103)
Net expenses	1,068	722,164	2,985,078	9,485,317
Net investment income	3,035	5,863,493	21,180,517	95,293,031
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions[3]	(4,884)	(2,053,404)	(636,767)	2,184,944
Investment transactions in affiliates (Note 3)	—	—	—	73,055
In-kind redemptions	—	678,651	—	—
Foreign currency contracts	(24,433)	(18,951)	(14,755)	(70,337)
Foreign currency related transactions	32,175	15,703	1,024	292,073
Net realized gain (loss)	2,858	(1,378,001)	(650,498)	2,479,735
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions[4]	(25,530)	130,149,075	389,119,472	251,209,069
Investment transactions in affiliates (Note 3)	—	—	—	51,705
Foreign currency contracts	(27)	652	333	3,257
Translation of assets and liabilities denominated in foreign currencies	20	222	69,984	354,313
Net increase (decrease) in unrealized appreciation/depreciation	(25,537)	130,149,949	389,189,789	251,618,344
Net realized and unrealized gain (loss) on investments	(22,679)	128,771,948	388,539,291	254,098,079
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(19,644)	$134,635,441	$409,719,808	$349,391,110
[1] For the period September 12, 2025 (commencement of operations) through September 30, 2025.
[2] Includes securities lending income from affiliate of:	$—	$—	$274,672	$764,612
[3] Net of foreign capital gains (tax) and capital gains tax refund, if applicable, of:	$—	$—	$(209,994)	$(194,494)
[4] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$—	$—	$4,598,635	$929,865

See Notes to Financial Statements.

82 WisdomTree Trust

Statements of Operations (unaudited) (continued) WisdomTree Trust For the Six Months Ended September 30, 2025
	WisdomTree Emerging Markets Multifactor Fund	WisdomTree Emerging Markets Quality Dividend Growth Fund	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree GeoAlpha Opportunities Fund[1]
INVESTMENT INCOME:
Dividends	$2,430,485	$2,597,282	$51,665,883	$4,591
Dividends from affiliates (Note 3)	—	—	335,473	—
Interest	—	—	—	—
Securities lending income, net (Note 2)[2]	3,824	31,122	1,220,864	—
Less: Foreign withholding taxes on dividends	(276,480)	(379,846)	(7,521,819)	(767)
Total investment income	2,157,829	2,248,558	45,700,401	3,824
EXPENSES:
Advisory fees (Note 3)	260,156	215,296	4,665,365	1,013
Service fees (Note 2)	2,385	2,960	35,392	7
Total expenses	262,541	218,256	4,700,757	1,020
Expense waivers (Note 3)	—	—	(4,998)	—
Expense waivers – contractual (Note 3)	—	—	(20,878)	—
Net expenses	262,541	218,256	4,674,881	1,020
Net investment income	1,895,288	2,030,302	41,025,520	2,804
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions[3]	619,855	2,248,927	18,716,484	(10,142)
Investment transactions in affiliates (Note 3)	—	—	(38,148)	—
In-kind redemptions	—	709,975	4,253,577	—
Futures contracts	(5,381)	—	—	—
Foreign currency contracts	(2,736,557)	(17,347)	(235,206)	(773)
Foreign currency related transactions	(24,549)	27,879	522,988	663
Net realized gain (loss)	(2,146,632)	2,969,434	23,219,695	(10,252)
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions[4]	16,895,422	18,755,567	233,331,529	44,091
Foreign currency contracts	294,970	—	—	—
Translation of assets and liabilities denominated in foreign currencies	7,149	7,245	147,527	7
Net increase in unrealized appreciation/depreciation	17,197,541	18,762,812	233,479,056	44,098
Net realized and unrealized gain on investments	15,050,909	21,732,246	256,698,751	33,846
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,946,197	$23,762,548	$297,724,271	$36,650
[1] For the period July 8, 2025 (commencement of operations) through September 30, 2025.
[2] Includes securities lending income from affiliate of:	$—	$—	$455,247	$—
[3] Net of foreign capital gains (tax) and capital gains tax refund, if applicable, of:	$(229,087)	$(287,846)	$(692,918)	$—
[4] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$—	$225,820	$1,197,326	$—

See Notes to Financial Statements.

WisdomTree Trust    83

Statements of Operations (unaudited) (continued) WisdomTree Trust For the Six Months Ended September 30, 2025
	WisdomTree Global Defense Fund[1]	WisdomTree Global ex-U.S. Quality Dividend Growth Fund	WisdomTree Global High Dividend Fund	WisdomTree India Earnings Fund (consolidated)
INVESTMENT INCOME:
Dividends	$58	$8,077,541	$3,147,368	$31,468,542
Dividends from affiliates (Note 3)	—	1,095	13,106	—
Interest	53	—	—	—
Other income (Note 6)	—	99	35	—
Securities lending income, net (Note 2)[2]	—	40,882	6,511	—
Less: Foreign withholding taxes on dividends	(2)	(894,757)	(194,814)	(7,400,756)
Total investment income	109	7,224,860	2,972,206	24,067,786
EXPENSES:
Advisory fees (Note 3)	394	1,017,053	345,338	12,944,865
Service fees (Note 2)	4	10,654	2,620	68,623
Other fees (Note 6)	—	30	116	—
Total expenses	398	1,027,737	348,074	13,013,488
Expense waivers (Note 3)	—	(44)	(226)	—
Expense waivers – contractual (Note 3)	—	(217)	—	—
Net expenses	398	1,027,476	347,848	13,013,488
Net investment income (loss)	(289)	6,197,384	2,624,358	11,054,298
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions[3]	(865)	768,634	28,046	16,951,252
Investment transactions in affiliates (Note 3)	—	11,988	33,553	—
In-kind redemptions	—	4,899,579	583,341	—
Foreign currency contracts	(1,081)	(37,697)	1,012	(88,550)
Foreign currency related transactions	347	82,506	11,213	(977,976)
Net realized gain (loss)	(1,599)	5,725,010	657,165	15,884,726
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions[4]	119,208	55,520,170	8,087,286	(3,925,625)
Investment transactions in affiliates (Note 3)	—	(6,032)	(1,839)	—
Foreign currency contracts	—	(2,829)	183	—
Translation of assets and liabilities denominated in foreign currencies	—	161,501	15,842	(169,051)
Net increase (decrease) in unrealized appreciation/depreciation	119,208	55,672,810	8,101,472	(4,094,676)
Net realized and unrealized gain on investments	117,609	61,397,820	8,758,637	11,790,050
Net increase from payment by affiliate (Note 3)	886	—	—	14,613
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$118,206	$67,595,204	$11,382,995	$22,858,961
[1] For the period September 12, 2025 (commencement of operations) through September 30, 2025.
[2] Includes securities lending income from affiliate of:	$—	$5,026	$—	$—
[3] Net of foreign capital gains (tax) and capital gains tax refund, if applicable, of:	$—	$(6,431)	$(517)	$(11,115,737)
[4] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$—	$—	$2,235	$17,367,067
See Notes to Financial Statements.

84 WisdomTree Trust

Statements of Operations (unaudited) (concluded) WisdomTree Trust For the Six Months Ended September 30, 2025
WisdomTree New Economy Real Estate Fund
INVESTMENT INCOME:
Dividends	$213,041
Interest	—
Securities lending income, net (Note 2)	3,684
Less: Foreign withholding taxes on dividends	(7,766)
Total investment income	208,959
EXPENSES:
Advisory fees (Note 3)	41,571
Service fees (Note 2)	315
Total expenses	41,886
Net investment income	167,073
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	356,521
In-kind redemptions	318,397
Foreign currency contracts	(17,070)
Foreign currency related transactions	18,552
Net realized gain	676,400
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	2,864,340
Foreign currency contracts	1
Translation of assets and liabilities denominated in foreign currencies	3,233
Net increase in unrealized appreciation/depreciation	2,867,574
Net realized and unrealized gain on investments	3,543,974
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,711,047

See Notes to Financial Statements.

WisdomTree Trust    85

Statements of Changes in Net Assets WisdomTree Trust
	WisdomTree Asia Defense Fund	WisdomTree China ex-State-Owned Enterprises Fund
	For the Period September 12, 2025* through September 30, 2025 (unaudited)	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$3,035	$5,863,493	$5,942,883
Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	2,858	(1,378,001)	(36,653,225)
Net increase (decrease) in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(25,537)	130,149,949	131,827,218
Net increase (decrease) in net assets resulting from operations	(19,644)	134,635,441	101,116,876
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	—	(5,596,500)	(6,653,130)
Total distributions to shareholders	—	(5,596,500)	(6,653,130)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,139,517	4,456,333	14,593,446
Cost of shares redeemed	(120)	(6,887,884)	(44,297,190)
Net increase (decrease) in net assets resulting from capital share transactions	10,139,397	(2,431,551)	(29,703,744)
Net Increase in Net Assets	10,119,753	126,607,390	64,760,002
NET ASSETS:
Beginning of period	$120	$425,407,178	$360,647,176
End of period	$10,119,873	$552,014,568	$425,407,178
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	4	12,525,000	13,625,000
Shares created	325,000	100,000	450,000
Shares redeemed	(4)	(225,000)	(1,550,000)
Shares outstanding, end of period	325,000	12,400,000	12,525,000

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

86    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund		WisdomTree Emerging Markets High Dividend Fund
	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$21,180,517	$31,394,179	$95,293,031	$159,786,837
Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(650,498)	(2,162,715)	2,479,735	243,184,795
Net increase (decrease) in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	389,189,789	91,073,970	251,618,344	(242,911,595)
Net increase in net assets resulting from operations	409,719,808	120,305,434	349,391,110	160,060,037
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(19,383,000)	(27,356,455)	(93,095,000)	(155,305,578)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	30,245,871	100,892,298	169,614,488	35,330,509
Cost of shares redeemed	—	(534,958,119)	—	(51,014,942)
Net increase (decrease) in net assets resulting from capital share transactions	30,245,871	(434,065,821)	169,614,488	(15,684,433)
Net Increase (Decrease) in Net Assets	420,582,679	(341,116,842)	425,910,598	(10,929,974)
NET ASSETS:
Beginning of period	$1,648,745,300	$1,989,861,809	$2,793,118,742	$2,804,048,716
End of period	$2,069,327,979	$1,648,745,300	$3,219,029,340	$2,793,118,742
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	53,800,000	67,400,000	66,600,000	67,000,000
Shares created	900,000	3,200,000	3,700,000	800,000
Shares redeemed	—	(16,800,000)	—	(1,200,000)
Shares outstanding, end of period	54,700,000	53,800,000	70,300,000	66,600,000

See Notes to Financial Statements.

WisdomTree Trust    87

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Emerging Markets Multifactor Fund		WisdomTree Emerging Markets Quality Dividend Growth Fund
	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$1,895,288	$1,009,455	$2,030,302	$3,001,881
Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(2,146,632)	(1,856,848)	2,969,434	3,669,823
Net increase (decrease) in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	17,197,541	478,016	18,762,812	(10,224,029)
Net increase (decrease) in net assets resulting from operations	16,946,197	(369,377)	23,762,548	(3,552,325)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(1,630,000)	(682,440)	(1,640,500)	(2,564,657)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	30,697,585	59,139,827	—	2,765,633
Cost of shares redeemed	—	—	(19,319,253)	(2,608,859)
Net increase (decrease) in net assets resulting from capital share transactions	30,697,585	59,139,827	(19,319,253)	156,774
Net Increase (Decrease) in Net Assets	46,013,782	58,088,010	2,802,795	(5,960,208)
NET ASSETS:
Beginning of period	$81,587,875	$23,499,865	$129,087,760	$135,047,968
End of period	$127,601,657	$81,587,875	$131,890,555	$129,087,760
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	3,100,000	900,000	5,300,000	5,300,000
Shares created	1,100,000	2,200,000	—	100,000
Shares redeemed	—	—	(700,000)	(100,000)
Shares outstanding, end of period	4,200,000	3,100,000	4,600,000	5,300,000

See Notes to Financial Statements.

88    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Emerging Markets SmallCap Dividend Fund		WisdomTree GeoAlpha Opportunities Fund
	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Period July 8, 2025* through September 30, 2025 (unaudited)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$41,025,520	$77,078,329	$2,804
Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	23,219,695	210,828,968	(10,252)
Net increase (decrease) in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	233,479,056	(308,892,728)	44,098
Net increase (decrease) in net assets resulting from operations	297,724,271	(20,985,431)	36,650
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(38,356,500)	(70,658,478)	—
Total distributions to shareholders	(38,356,500)	(70,658,478)	—
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	—	750,000
Cost of shares redeemed	(168,277,533)	(1,117,157,131)	(120)
Net increase (decrease) in net assets resulting from capital share transactions	(168,277,533)	(1,117,157,131)	749,880
Net Increase (Decrease) in Net Assets	91,090,238	(1,208,801,040)	786,530
NET ASSETS:
Beginning of period	$1,546,344,444	$2,755,145,484	$120
End of period	$1,637,434,682	$1,546,344,444	$786,650
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	32,000,000	54,000,000	4
Shares created	—	—	25,000
Shares redeemed	(3,300,000)	(22,000,000)	(4)
Shares outstanding, end of period	28,700,000	32,000,000	25,000

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

WisdomTree Trust    89

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Global Defense Fund	WisdomTree Global ex - U.S. Quality Dividend Growth Fund
	For the Period September 12, 2025* through September 30, 2025 (unaudited)	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(289)	$6,197,384	$13,099,641
Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(1,599)	5,725,010	41,283,546
Net increase (decrease) in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	119,208	55,672,810	(93,909,580)
Net increase from payment by affiliate	886	—	—
Net increase (decrease) in net assets resulting from operations	118,206	67,595,204	(39,526,393)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	—	(6,183,000)	(12,197,894)
Total distributions to shareholders	—	(6,183,000)	(12,197,894)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,296,855	—	15,071,788
Cost of shares redeemed	(120)	(47,739,814)	(130,117,520)
Net increase (decrease) in net assets resulting from capital share transactions	2,296,735	(47,739,814)	(115,045,732)
Net Increase (Decrease) in Net Assets	2,414,941	13,672,390	(166,770,019)
NET ASSETS:
Beginning of period	$120	$475,741,337	$642,511,356
End of period	$2,415,061	$489,413,727	$475,741,337
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	4	13,400,000	16,500,000
Shares created	75,000	—	400,000
Shares redeemed	(4)	(1,300,000)	(3,500,000)
Shares outstanding, end of period	75,000	12,100,000	13,400,000

* Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.
See Notes to Financial Statements.

90    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Global High Dividend Fund		WisdomTree India Earnings Fund (consolidated)
	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$2,624,358	$4,375,442	$11,054,298	$18,169,485
Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	657,165	7,203,580	15,884,726	(100,504,591)
Net increase (decrease) in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	8,101,472	2,907,937	(4,094,676)	96,003,963
Net increase from payment by affiliate	—	—	14,613	—
Net increase in net assets resulting from operations	11,382,995	14,486,959	22,858,961	13,668,857
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(2,839,250)	(4,336,423)	—	(8,923,660)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	5,495,698	193,134,496	718,527,252
Cost of shares redeemed	(2,856,012)	(7,345,039)	(492,161,393)	(538,036,438)
Net increase (decrease) in net assets resulting from capital share transactions	(2,856,012)	(1,849,341)	(299,026,897)	180,490,814
Net Increase (Decrease) in Net Assets	5,687,733	8,301,195	(276,167,936)	185,236,011
NET ASSETS:
Beginning of period	$117,749,481	$109,448,286	$3,063,584,197	$2,878,348,186
End of period	$123,437,214	$117,749,481	$2,787,416,261	$3,063,584,197
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	2,100,000	2,150,000	69,800,000	66,400,000
Shares created	—	100,000	4,200,000	15,200,000
Shares redeemed	(50,000)	(150,000)	(11,000,000)	(11,800,000)
Shares outstanding, end of period	2,050,000	2,100,000	63,000,000	69,800,000

See Notes to Financial Statements.

WisdomTree Trust    91

Statements of Changes in Net Assets (concluded) WisdomTree Trust
	WisdomTree New Economy Real Estate Fund
	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$167,073	$374,957
Net realized gain on investments, foreign currency contracts and foreign currency related transactions	676,400	433,199
Net increase (decrease) in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	2,867,574	(787,414)
Net increase in net assets resulting from operations	3,711,047	20,742
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(144,750)	(408,122)
CAPITAL SHARE TRANSACTIONS:
Cost of shares redeemed	(3,811,443)	(4,745,466)
Net decrease in net assets resulting from capital share transactions	(3,811,443)	(4,745,466)
Net Decrease in Net Assets	(245,146)	(5,132,846)
NET ASSETS:
Beginning of period	$14,759,281	$19,892,127
End of period	$14,514,135	$14,759,281
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	850,000	1,100,000
Shares redeemed	(200,000)	(250,000)
Shares outstanding, end of period	650,000	850,000

See Notes to Financial Statements.

92    WisdomTree Trust

Financial Highlights WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Asia Defense Fund	For the Period September 12, 2025* through September 30, 2025 (unaudited)
Net asset value, beginning of period	$30.32
Investment Operations:
Net investment income[1]	0.02
Net realized and unrealized gain	0.80
Total from investment operations	0.82
Net asset value, end of period	$31.14
TOTAL RETURN[2]	2.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$10,120
Ratio to average net assets of:
Expenses	0.45%[3]
Net investment income	1.29%[3]
Portfolio turnover rate[4]	2%
WisdomTree China ex-State- Owned Enterprises Fund	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021[5]
Net asset value, beginning of period	$33.96	$26.47	$34.93	$40.89	$64.41	$38.44
Investment Operations:
Net investment income[1]	0.48	0.46	0.44	0.36	0.60	0.23
Net realized and unrealized gain (loss)	10.54	7.54	(8.42)	(5.94)	(23.54)	26.10
Total from investment operations	11.02	8.00	(7.98)	(5.58)	(22.94)	26.33
Dividends to shareholders:
Net investment income	(0.46)	(0.51)	(0.48)	(0.38)	(0.58)	(0.35)
Tax return of capital	—	—	—	—	—	(0.01)
Total dividends and distributions to shareholders	(0.46)	(0.51)	(0.48)	(0.38)	(0.58)	(0.36)
Net asset value, end of period	$44.52	$33.96	$26.47	$34.93	$40.89	$64.41
TOTAL RETURN[2]	32.71%	30.63%	(22.97)%	(13.72)%	(35.81)%	68.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$552,015	$425,407	$360,647	$737,988	$835,280	$914,692
Ratio to average net assets of:
Expenses, net of expense waivers[6]	0.32%[3]	0.32%	0.32%	0.32%	0.32%	0.32%[7]
Expenses, prior to expense waivers[6]	0.32%[3]	0.32%	0.32%	0.32%	0.32%	0.38%
Net investment income	2.63%[3]	1.54%	1.48%	0.99%	1.10%	0.37%
Portfolio turnover rate[4]	5%	28%	33%	39%	36%	20%

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1     Based on average shares outstanding.

2     Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3     Annualized.

4     Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

5     Shares were adjusted to reflect a 2:1 share split effective October 16, 2020.

6     Does not include expenses of the underlying investment companies in which the Fund invests.

7     The investment advisor had contractually agreed to limit the advisory fee to 0.32% through July 31, 2020. On July 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.32%.

See Notes to Financial Statements.

WisdomTree Trust    93

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of period	$30.65	$29.52	$27.79	$33.10	$40.31	$24.40
Investment Operations:
Net investment income[1]	0.39	0.52	0.47	0.56	0.62	0.41
Net realized and unrealized gain (loss)	7.15	1.05	1.78	(5.27)	(7.28)	15.91
Net increase from payment by sub-adviser	—	—	—	—	0.00 [2]	0.00 [2]
Total from investment operations	7.54	1.57	2.25	(4.71)	(6.66)	16.32
Dividends to shareholders:
Net investment income	(0.36)	(0.44)	(0.52)	(0.60)	(0.55)	(0.41)
Net asset value, end of period	$37.83	$30.65	$29.52	$27.79	$33.10	$40.31
TOTAL RETURN[3]	24.64%	5.29%	8.22%	(14.20)%	(16.70)%[4]	67.18%[5]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,069,328	$1,648,745	$1,989,862	$2,170,527	$3,319,866	$4,719,936
Ratio to average net assets of:
Expenses, net of expense waivers	0.32%[6]	0.33%	0.33%[7]	0.32%	0.32%	0.32%[8]
Expenses, prior to expense waivers	0.32%[6]	0.33%	0.33%[7]	0.32%	0.32%	0.37%
Net investment income	2.29%[6]	1.66%	1.67%	1.97%	1.62%	1.11%
Portfolio turnover rate[9]	2%	18%	31%	28%	18%	34%
WisdomTree Emerging Markets High Dividend Fund	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of period	$41.94	$41.85	$37.78	$43.98	$44.27	$32.45
Investment Operations:
Net investment income[1]	1.42	2.37	2.40	2.81	2.75	1.76
Net realized and unrealized gain (loss)	3.81	0.03	4.03	(6.21)	(0.30)	11.93
Total from investment operations	5.23	2.40	6.43	(3.40)	2.45	13.69
Dividends to shareholders:
Net investment income	(1.38)	(2.31)	(2.36)	(2.80)	(2.74)	(1.87)
Net asset value, end of period	$45.79	$41.94	$41.85	$37.78	$43.98	$44.27
TOTAL RETURN[3]	12.52%	5.67%	17.69%	(6.97)%	5.65%	43.37%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$3,219,029	$2,793,119	$2,804,049	$2,145,840	$2,119,845	$1,916,702
Ratio to average net assets of:
Expenses[10,11]	0.63%[6]	0.64%[12]	0.64%[12]	0.63%[13]	0.64%[12]	0.63%
Net investment income	6.35%[6]	5.57%	6.15%	7.53%	6.16%	4.58%
Portfolio turnover rate[9]	2%	52%	42%	43%	53%	62%

1     Based on average shares outstanding.

2     Amount represents less than $0.005.

3     Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

4     Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

5     Includes a reimbursement from the sub-advisor for an operational error. Excluding this reimbursement, total return would have been unchanged.

6     Annualized.

7     Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.32%.

8     The investment advisor had contractually agreed to limit the advisory fee to 0.32% through July 31, 2020. On July 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.32%.

9     Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

10   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

11   Does not include expenses of the underlying investment companies in which the Fund invests.

12   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.63%.

13   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been unchanged.

See Notes to Financial Statements.

94    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Emerging Markets Multifactor Fund	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of period	$26.32	$26.11	$21.55	$23.66	$25.81	$17.75
Investment Operations:
Net investment income[1]	0.50	0.70	0.60	0.90	1.01	0.56
Net realized and unrealized gain (loss)	3.97	(0.08)	4.37	(2.30)	(2.44)	7.90
Total from investment operations	4.47	0.62	4.97	(1.40)	(1.43)	8.46
Dividends to shareholders:
Net investment income	(0.41)	(0.41)	(0.41)	(0.71)	(0.72)	(0.40)
Net asset value, end of period	$30.38	$26.32	$26.11	$21.55	$23.66	$25.81
TOTAL RETURN[2]	17.05%	2.32%	23.29%	(5.74)%	(5.72)%	48.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$127,602	$81,588	$23,500	$2,155	$2,366	$5,162
Ratio to average net assets of:
Expenses[3]	0.48%[4]	0.48%	0.48%	0.48%	0.48%[5]	0.48%[5]
Net investment income	3.50%[4]	2.60%	2.47%	4.21%	3.91%	2.51%
Portfolio turnover rate[6]	44%	124%	112%	123%	115%	125%
WisdomTree Emerging Markets Quality Dividend Growth Fund	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of period	$24.36	$25.48	$22.48	$26.27	$29.51	$19.43
Investment Operations:
Net investment income[1]	0.41	0.57	0.55	0.80	0.83	0.61
Net realized and unrealized gain (loss)	4.23	(1.21)	3.00	(3.69)	(3.28)	10.08
Total from investment operations	4.64	(0.64)	3.55	(2.89)	(2.45)	10.69
Dividends to shareholders:
Net investment income	(0.33)	(0.48)	(0.55)	(0.90)	(0.79)	(0.61)
Net asset value, end of period	$28.67	$24.36	$25.48	$22.48	$26.27	$29.51
TOTAL RETURN[2]	19.09%	(2.64)%	16.02%	(10.75)%	(8.48)%	55.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$131,891	$129,088	$135,048	$87,681	$86,705	$94,431
Ratio to average net assets of:
Expenses, net of expense waivers	0.32%[4]	0.32%	0.32%	0.32%	0.32%	0.32%[7]
Expenses, prior to expense waivers	0.32%[4]	0.32%	0.32%	0.32%	0.32%	0.42%
Net investment income	3.02%[4]	2.18%	2.38%	3.61%	2.89%	2.38%
Portfolio turnover rate[6]	2%	50%	55%	40%	42%	57%

1     Based on average shares outstanding.

2     Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3     Does not include expenses of the underlying investment companies in which the Fund invests.

4     Annualized.

5     The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

6     Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

7     The investment advisor had contractually agreed to limit the advisory fee to 0.32% through July 31, 2020. On July 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.32%.
See Notes to Financial Statements.

WisdomTree Trust    95

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Emerging Markets SmallCap Dividend Fund	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of period	$48.32	$51.02	$45.72	$53.44	$50.79	$32.98
Investment Operations:
Net investment income[1]	1.38	1.84	2.15	2.25	1.99	1.58
Net realized and unrealized gain (loss)	8.67	(2.87)	5.36	(7.65)	2.80	18.04
Total from investment operations	10.05	(1.03)	7.51	(5.40)	4.79	19.62
Dividends to shareholders:
Net investment income	(1.32)	(1.67)	(2.21)	(2.32)	(2.14)	(1.81)
Net asset value, end of period	$57.05	$48.32	$51.02	$45.72	$53.44	$50.79
TOTAL RETURN[2]	20.86%	(2.21)%	16.92%	(9.76)%	9.48%	60.63%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,637,435	$1,546,344	$2,755,145	$2,688,439	$2,575,592	$1,935,213
Ratio to average net assets of:
Expenses[3,4]	0.58%[5]	0.59%[6]	0.59%[6]	0.58%	0.61%[7,8]	0.63%
Net investment income	5.10%[5]	3.61%	4.53%	4.96%	3.75%	3.65%
Portfolio turnover rate[9]	4%	35%	51%	53%	45%	59%
WisdomTree GeoAlpha Opportunities Fund	For the Period July 8, 2025* through September 30, 2025 (unaudited)
Net asset value, beginning of period	$29.78
Investment Operations:
Net investment income[1]	0.11
Net realized and unrealized gain	1.58
Total from investment operations	1.69
Net asset value, end of period	$31.47
TOTAL RETURN[2]	5.68%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$787
Ratio to average net assets of:
Expenses	0.58%[5]
Net investment income	1.61%[5]
Portfolio turnover rate[9]	39%

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1     Based on average shares outstanding.

2     Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3     The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

4     Does not include expenses of the underlying investment companies in which the Fund invests.

5     Annualized.

6     Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

7     Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.60%.

8     Prior to September 1, 2021, the Fund’s annual advisory fee rate was 0.63% and, thereafter, was reduced to 0.58% per annum.

9     Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

96    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Global Defense Fund	For the Period September 12, 2025* through September 30, 2025 (unaudited)
Net asset value, beginning of period	$30.46
Investment Operations:
Net investment loss[1]	(0.01)
Net realized and unrealized gain	1.73
Net increase from payment from sub-advisor	0.02
Total from investment operations	1.74
Net asset value, end of period	$32.20
TOTAL RETURN[2,11]	5.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,415
Ratio to average net assets of:
Expenses	0.45%[3]
Net investment loss	(0.33)%[3]
Portfolio turnover rate[4]	0%
WisdomTree Global ex-U.S. Quality Dividend Growth Fund	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[5]	For the Year Ended March 31, 2021[5]
Net asset value, beginning of period	$35.50	$38.94	$35.37	$39.95	$38.60	$26.57
Investment Operations:
Net investment income[1]	0.50	0.74	0.66	1.38	1.01	0.80
Net realized and unrealized gain (loss)	4.95	(3.40)	3.59	(4.62)	1.15	11.94
Total from investment operations	5.45	(2.66)	4.25	(3.24)	2.16	12.74
Dividends to shareholders:
Net investment income	(0.50)	(0.78)	(0.68)	(1.34)	(0.81)	(0.71)
Net asset value, end of period	$40.45	$35.50	$38.94	$35.37	$39.95	$38.60
TOTAL RETURN[2]	15.39%	(6.96)%	12.18%	(7.53)%	5.57%	48.25%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$489,414	$475,741	$642,511	$526,997	$567,239	$355,130
Ratio to average net assets of:
Expenses[6]	0.42%[3]	0.44%	0.43%[7,8]	0.43%[7,8]	0.54%[7,9,10]	0.58%
Net investment income	2.56%[3]	1.94%	1.85%	4.16%	2.44%	2.29%
Portfolio turnover rate[4]	2%	62%	66%	67%	59%	56%

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1     Based on average shares outstanding.

2     Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3     Annualized.

4     Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

5     Per share amounts were adjusted to reflect a 2:1 share split effective June 9, 2021.

6     Does not include expenses of the underlying investment companies in which the Fund invests.

7     The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

8     Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.42%.

9     Prior to January 1, 2022, the Fund’s annual advisory fee rate was 0.58% and, thereafter, was reduced to 0.42% per annum.

10   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been unchanged.

11   Includes a voluntary reimbursement from the sub-advisor for an operational error. Excluding this voluntary reimbursement, total return would have been lower by 0.06% (Note 3).

See Notes to Financial Statements.

WisdomTree Trust    97

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Global High Dividend Fund (consolidated)	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of period	$56.07	$50.91	$46.86	$51.03	$46.89	$34.33
Investment Operations:
Net investment income[1]	1.27	2.13	2.10	1.91	1.95	1.63
Net realized and unrealized gain (loss)	4.26	5.16	4.12	(4.21)	4.02	12.62
Total from investment operations	5.53	7.29	6.22	(2.30)	5.97	14.25
Dividends to shareholders:
Net investment income	(1.39)	(2.13)	(2.17)	(1.87)	(1.83)	(1.69)
Net asset value, end of period	$60.21	$56.07	$50.91	$46.86	$51.03	$46.89
TOTAL RETURN[2]	9.98%	14.64%	13.73%	(4.28)%	12.96%	42.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$123,437	$117,749	$109,448	$135,908	$68,889	$65,641
Ratio to average net assets of:
Expenses[3,4]	0.58%[5]	0.59%[6]	0.58%	0.58%[7]	0.58%[7]	0.58%
Net investment income	4.41%[5]	4.02%	4.44%	4.09%	3.98%	4.05%
Portfolio turnover rate[8]	3%	49%	41%	45%	39%	48%
WisdomTree India Earnings Fund	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of period	$43.89	$43.35	$31.45	$36.34	$31.26	$16.19
Investment Operations:
Net investment income[1]	0.16	0.24	0.25	0.41	0.38	0.16
Net realized and unrealized gain (loss)	0.19	0.42	11.71	(3.45)	5.20	15.16
Net increase from payment by sub-adviser	0.00 [9]	—	—	—	0.00 [9]	—
Total from investment operations	0.35	0.66	11.96	(3.04)	5.58	15.32
Dividends to shareholders:
Net investment income	—	(0.12)	—	(1.85)	(0.50)	(0.25)
Tax return of capital	—	—	(0.06)	—	—	—
Total dividends and distributions to shareholders	—	(0.12)	(0.06)	(1.85)	(0.50)	(0.25)
Net asset value, end of period	$44.24	$43.89	$43.35	$31.45	$36.34	$31.26
TOTAL RETURN[2]	0.80%[14]	1.51%	38.08%	(8.05)%	17.85%[10]	95.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,787,416	$3,063,584	$2,878,348	$786,234	$893,841	$787,825
Ratio to average net assets of:
Expenses[3,4]	0.83%[5]	0.84%[11]	0.87%[12]	0.85%[13]	0.84%[11]	0.84%[11]
Net investment income	0.71%[5]	0.52%	0.66%	1.25%	1.07%	0.67%
Portfolio turnover rate[8]	6%	30%	29%	51%	30%	23%

1     Based on average shares outstanding.

2     Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3     The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

4     Does not include expenses of the underlying investment companies in which the Fund invests.

5     Annualized.

6     Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

7     Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been unchanged.

8     Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

9     Amount represents less than $0.005.

10   Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.04% lower.

11   Includes interest expense of 0.01% for the fiscal year.

12   Includes interest expense of 0.04% for the fiscal year.

13   Includes interest expense of 0.02% for the fiscal year.

14   Includes a voluntary reimbursement from the sub-advisor for an operational error. Excluding this voluntary reimbursement, total return would have been unchanged (Note 3).

See Notes to Financial Statements.

98    WisdomTree Trust

Financial Highlights (concluded) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree New Economy Real Estate Fund	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of period	$17.36	$18.08	$17.11	$23.34	$26.55	$22.11
Investment Operations:
Net investment income[1]	0.22	0.38	0.40	0.35	1.14	0.89
Net realized and unrealized gain (loss)	4.96	(0.69)[2]	1.00	(6.37)	(2.74)	4.35
Total from investment operations	5.18	(0.31)	1.40	(6.02)	(1.60)	5.24
Dividends to shareholders:
Net investment income	(0.21)	(0.41)	(0.43)	(0.21)	(1.61)	(0.80)
Net asset value, end of period	$22.33	$17.36	$18.08	$17.11	$23.34	$26.55
TOTAL RETURN[3]	29.94%	(1.80)%	8.42%	(25.82)%	(6.45)%	23.92%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$14,514	$14,759	$19,892	$25,661	$54,850	$63,711
Ratio to average net assets of:
Expenses[4]	0.58%[5]	0.58%	0.58%	0.59%[6]	0.59%[6]	0.58%
Net investment income	2.33%[5]	2.07%	2.34%	1.90%	4.48%	3.59%
Portfolio turnover rate[7]	52%	15%	20%	165%[8]	1%	39%

1     Based on average shares outstanding.

2     The amount of net realized and unrealized loss per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

3     Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4     Does not include expenses of the underlying investment companies in which the Fund invests.

5     Annualized.

6     Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

7     Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

8     The information reflects the investment objective and strategy of the WisdomTree Global ex-U.S. Real Estate Fund through April 20, 2022 and the investment objective and strategy of the WisdomTree New Economy Real Estate Fund thereafter. The increase in the portfolio turnover rate was primarily a result of the aforementioned investment objective and strategy change.
See Notes to Financial Statements.

WisdomTree Trust    99

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Asia Defense Fund (“Asia Defense Fund”)	September 12, 2025
WisdomTree China ex-State-Owned Enterprises Fund (“China ex-State-Owned Enterprises Fund”)	September 19, 2012
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (“Emerging Markets ex-State-Owned Enterprises Fund”)	December 10, 2014
WisdomTree Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”)	July 13, 2007
WisdomTree Emerging Markets Multifactor Fund (“Emerging Markets Multifactor Fund”)	August 10, 2018
WisdomTree Emerging Markets Quality Dividend Growth Fund (“Emerging Markets Quality Dividend Growth Fund”)	August 1, 2013
WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”)	October 30, 2007
WisdomTree GeoAlpha Opportunities Fund (“GeoAlpha Opportunities Fund”)	July 8, 2025
WisdomTree Global Defense Fund (“Global Defense Fund”)	September 12, 2025
WisdomTree Global ex-U.S. Quality Dividend Growth Fund (“Global ex-U.S. Quality Dividend Growth Fund”)	June 16, 2006
WisdomTree Global High Dividend Fund (“Global High Dividend Fund”)	June 16, 2006
WisdomTree India Earnings Fund (“India Earnings Fund”) (consolidated)	February 22, 2008
WisdomTree New Economy Real Estate Fund (“New Economy Real Estate Fund”)	June 5, 2007

The India Earnings Fund seeks to gain exposure to Indian equity securities, in whole or in part, through investments in the WisdomTree India Investment Portfolio, Inc. (the “Portfolio”), a wholly owned subsidiary organized in the Republic of Mauritius (“Mauritius”). The Portfolio was incorporated under the provisions of the Mauritius Companies Act, 2001 and holds a Global Business License Category 1 issued by the Financial Services Commission.

Each Fund, except for the Emerging Markets Multifactor Fund and Emerging Markets Quality Dividend Growth Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. The Emerging Markets Multifactor Fund is actively managed using a modelbased approach seeking capital appreciation. The Emerging Markets Quality Dividend Growth Fund is actively managed using a model-based approach seeking income and capital appreciation. WisdomTree is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund (including the Portfolio) and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

100    WisdomTree Trust

Notes to Financial Statements (continued)

Basis of Consolidation — The financial statements for the India Earnings Fund include the accounts of the Portfolio (a wholly-owned and controlled Mauritius subsidiary). The India Earnings Fund’s accompanying financial statements reflect the financial position and the results of operations on a consolidated basis with its Portfolio. All intercompany accounts and transactions have been eliminated in the consolidation.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board” or “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, using spot and forward rates provided by an independent pricing service provider.

Pursuant to Board-approved valuation procedures established by the Trust and WTAM, the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurement, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable

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inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon rate, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the six months or period ended September 30, 2025, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts during the fiscal period ended September 30, 2025 and open positions in such derivatives as of September 30, 2025 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. The Funds’ derivative agreements may also contain credit-risk related contingent features which may include, but are not limited to, a threshold in the Funds’ derivative agreements on unrealized depreciation (i.e., the Funds’ obligation to the counterparty) above a specified dollar amount. If an event occurred at September 30, 2025

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that triggered a contingent feature, the counterparty to the agreement may require a Fund to post collateral (or additional collateral) or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment due to a counterparty. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed in Note 2 — Master Netting Arrangements under the column entitled “Liabilities: Net Amount”. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of September 30, 2025, if any, is reflected as a footnote within each Fund’s Schedule of Investments. At September 30, 2025, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

As of September 30, 2025, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Asia Defense Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$ —	Unrealized depreciation on foreign currency contracts	$ 27
China ex-State-Owned Enterprises Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	103	Unrealized depreciation on foreign currency contracts	28
Emerging Markets High Dividend Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	6,535	Unrealized depreciation on foreign currency contracts	3,278
Emerging Markets Multifactor Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	416,823	Unrealized depreciation on foreign currency contracts	407,880
Emerging Markets Quality Dividend Growth Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	28	Unrealized depreciation on foreign currency contracts	28
Emerging Markets SmallCap Dividend Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	0^	Unrealized depreciation on foreign currency contracts	—
GeoAlpha Opportunities Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	0^	Unrealized depreciation on foreign currency contracts	—
Global ex-U.S. Quality Dividend Growth Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	278	Unrealized depreciation on foreign currency contracts	3,186
^ Amount represents less than $1.

For the six months or period ended September 30, 2025, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Asia Defense Fund
Foreign currency risk	$ (24,433)	$ (27)
China ex-State-Owned Enterprises Fund
Foreign currency risk	(18,951)	652
Emerging Markets ex-State-Owned Enterprises Fund
Foreign currency risk	(14,755)	333
Emerging Markets High Dividend Fund
Foreign currency risk	(70,337)	3,257
Emerging Markets Multifactor Fund
Equity risk	(5,381)	—
Foreign currency risk	(2,736,557)	294,970
Emerging Markets Quality Dividend Growth Fund
Foreign currency risk	(17,347)	—

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Notes to Financial Statements (continued)
Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Emerging Markets SmallCap Dividend Fund
Foreign currency risk	$(235,206)	$ —
GeoAlpha Opportunities Fund
Foreign currency risk	(773)	—
Global Defense Fund
Foreign currency risk	(1,081)	—
Global ex-U.S. Quality Dividend Growth Fund
Foreign currency risk	(37,697)	(2,829)
Global High Dividend Fund
Foreign currency risk	1,012	183
India Earnings Fund (consolidated)
Foreign currency risk	(88,550)	—
New Economy Real Estate Fund
Foreign currency risk	(17,070)	1
[1] Realized gains (losses) on derivatives are located on the Statements of Operations as follows:
Foreign currency risk	Net realized gain (loss) from foreign currency contracts
Equity risk	Net realized gain (loss) from futures contracts
[2] Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:
Foreign currency risk	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts

During the six months or period ended September 30, 2025, the volume of derivative activity (based on the average of month-end notional balances, except where footnoted) for each Fund was as follows:

Fund	Average Notional
	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (short)
Asia Defense Fund
Foreign currency risk	$ 9,192,177	$ 267,579	$ —
China ex-State-Owned Enterprises Fund
Foreign currency risk	630,889	—	—
Emerging Markets ex-State-Owned Enterprises Fund
Foreign currency risk	287,499	183,591	—
Emerging Markets High Dividend Fund
Foreign currency risk	4,961,293	518,087	—
Emerging Markets Multifactor Fund
Equity risk	—	—	96,865
Foreign currency risk	17,068,476	57,309,493	—
Emerging Markets Quality Dividend Growth Fund
Foreign currency risk	102	903,422	—
Emerging Markets SmallCap Dividend Fund
Foreign currency risk	6,093	1,469,225	—
GeoAlpha Opportunities Fund
Foreign currency risk	111,755	4,010	—
Global Defense Fund
Foreign currency risk	531,401	4,028	—
Global ex-U.S. Quality Dividend Growth Fund
Foreign currency risk	149	382,315	—
Global High Dividend Fund
Foreign currency risk	191	31,918	—
India Earnings Fund (consolidated)
Foreign currency risk	17,461,254	21,203,826	—
New Economy Real Estate Fund
Foreign currency risk	924	339	—

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Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (less foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized on the ex-dividend date, or, with respect to foreign dividends, as soon as practicable after the existence of a dividend declaration has been determined, at the fair value of securities to be received. Upon notification from real estate investment trust (“REIT”) issuers or as estimated by management, all or a portion of the dividend income received from a REIT may be redesignated as a reduction of cost of the related investment and/or as a realized gain. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. In addition, the Funds generally will write-off interest receivable balances in default by the issuer as of the date any applicable interest payment grace period or forbearance period expires or as of the date any interest payment cancellation notification was publicly made available or when it becomes probable that interest will not be collected and the amount of uncollectable interest can be reasonably estimated. Interest income (including amortization of premiums and accretion of discounts), less any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as the scientific amortization method). Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

During the fiscal period ended period, dividend payments denominated in Russian rubles from certain sanctioned Russian issuers were made into restricted foreign cash accounts held by the Funds’ custodian on behalf of the Emerging Markets ex-State-Owned Enterprises Fund, Emerging Markets High Dividend Fund, Emerging Markets Multifactor Fund, Emerging Markets Quality Dividend Growth Fund, Global ex-U.S. Quality Dividend Growth Fund, and Global High Dividend Fund. Under sanctions imposed by the United States (“U.S.”) and the European Union (“E.U.”) against Russia and certain Russian issuers pertaining to Russia’s invasion of Ukraine, payments (such as dividend payments or interest payments) made by sanctioned issuers to entities domiciled in the U.S., such as the Funds, or E.U. are restricted from withdrawal or use and there is no assurance these sanctioned payments will be ultimately collected by the Funds. As a result of U.S. sanctions in place against Russia and certain Russian issuers and significant uncertainty as to whether these sanctions will be removed or lifted, the Funds have not recognized these Russian dividend payments.

Foreign Taxes — The Funds may be subject to foreign taxes (a portion of which may be reclaimable or refundable) on foreign income or capital gains on investment transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and tax rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are accrued and applied to foreign income as the foreign income is earned and are reflected on the Statements of Operations as follows: foreign taxes withheld on dividends are presented as a reduction to investment income in “Less: Foreign withholding taxes on dividends”, foreign taxes on capital gains from investment transactions, if any, are included in “Net realized gain (loss) from investment transactions”, and deferred foreign taxes on net unrealized appreciation on investments, if any, are included in “Net increase (decrease) in unrealized appreciation/depreciation on investment transactions”. Foreign taxes payable or deferred as of September 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities in “Payables: Foreign capital gains tax”.

In certain foreign jurisdictions, when the Funds incur subsequent capital losses on investment transactions that occurred during the tax year in the applicable foreign jurisdiction, the Funds may be entitled to a refund on any foreign taxes paid on previous capital gain investment transactions that occurred during the tax year of the applicable foreign jurisdiction. Foreign capital gain tax refunds on investment transactions are included in “Net realized gain (loss) from investment transactions” on the Statements of Operations and foreign capital gain tax refunds that remain unpaid as of September 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities in “Receivables: Foreign capital gains tax refund”.

The Funds file foreign tax reclaims in certain foreign jurisdictions to recover a portion of amounts previously withheld on dividend income if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims recorded relating to current fiscal year investment income are included in the Statements of Operations as a reduction to the balance shown for “Foreign withholding taxes on dividends” and foreign tax reclaims recorded, but not yet received as of September 30, 2025, if any, are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”.

The Portfolio holds a tax residency certificate issued by the Mauritian Revenue authorities as well as other tax residency related documentation prescribed by the Indian Revenue authorities and should be regarded as the beneficial owner of the investments made in Indian securities, which should entitle it to claim the benefits of the double taxation avoidance agreement entered between the Government of India and Mauritius (“tax treaty”).

The taxable profits derived from the Portfolio are subject to income tax at the rate of 15% in the Republic of Mauritius (“Mauritius”) and eligible for a presumed foreign tax credit of 80% of the Mauritian tax on the respective foreign income which effectively limits the maximum income tax payable to an effective rate of 3%. The Mauritius income tax is paid by WTAM

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(out of its fee paid by the India Earnings Fund), accordingly, no provision for Mauritius income taxes is required. Under the tax treaty, as amended, Mauritius entities (such as the Portfolio) are subject to tax on capital gains arising on the disposal of shares of an Indian company. However, investments in shares acquired up to March 31, 2017 are grandfathered, thus exempted from capital gains tax in India irrespective of the date of disposal (subject to the entity being eligible for the tax treaty benefits). The Indian tax rates applicable on disposal of securities would depend on the nature of securities, the holding period and the manner of disposal. Further, Indian tax laws have introduced certain General Anti-Avoidance Rules (“GAAR”) applicable to financial years beginning on or after April 1, 2017 (i.e., investments made into India on or after April 1, 2017). GAAR is applied if the “main purpose” of the arrangement is to obtain a tax benefit. With effect from April 1, 2017, the investments made by the Portfolio would be subject to GAAR if any tax benefit is claimed by the Portfolio. In the absence of any clear guidance on the applicability of the GAAR provisions to the Portfolio, and its limited benefit only with respect to dividend income, the Portfolio has elected not to claim any benefit of the tax treaty with effect from April 1, 2017 (other than on grandfathered investments). Reference to investments by the India Earnings Fund herein should be understood to refer to investments by the Portfolio.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of “net realized gain (loss) from investment transactions” and “net increase (decrease) in unrealized appreciation/depreciation from investment transactions”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in “net realized gain (loss) from foreign currency contracts” and “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in “net realized gain (loss) from foreign currency related transactions” and/or “net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies” in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM. Interest expense associated with a short-term loan from a U.S. bank that is incurred in connection with the execution of portfolio rebalancing trades is not paid by WTAM.

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Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Foreign Currency Contracts — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Emerging Markets Multifactor Fund, do not expect to engage in currency transactions for the purpose of hedging against currency exposures of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes. During the fiscal period ended period, the Funds, except for the Emerging Markets Multifactor Fund, utilized foreign currency contracts primarily to facilitate foreign security settlements. The Emerging Markets Multifactor Fund utilized foreign currency contracts primarily to offset applicable international currency exposure from certain positions in emerging market equities. A foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A foreign currency contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades.

Risks may arise upon entering into foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open foreign currency contracts are recorded for book purposes as unrealized gains or losses on foreign currency contracts by the Funds and are included in “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts” on the Statements of Operations. Realized gains and losses on foreign currency contracts include net gains or losses recognized by the Funds on contracts which have settled and are included in “net realized gain (loss) from foreign currency contracts” on the Statements of Operations.

Futures Contracts — The India Earnings Fund utilized equity futures contracts on a temporary basis during the fiscal year to obtain market exposure consistent with its investment objective during the Fund’s periodic portfolio rebalance. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency, equity, digital asset or U.S. Treasury security, collectively herein, “Reference Asset”) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified Reference Asset at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. A Fund may also cash settle upon the expiration date of a futures contract in which no physical delivery (or receipt) of the specified Reference Asset comprising the futures contract is made. Instead, settlement in cash would occur upon the expiration of the contract, with the cash settlement being the difference between the contract price and the actual price of the specified Reference Asset at the expiration date. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or U.S. government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Cash deposited as initial margin, if any, is shown as “Deposits at broker for futures contracts” in the Statements of Assets and Liabilities, and U.S. government securities deposited, if any, are designated in the Schedule of Investments. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the unrealized net gain or loss is reclassified to realized gain or loss on futures. The current one-day variation margin on open futures contracts, and the current accumulated variation margin on certain futures contracts that are received or paid when the futures contract expires, is shown on the Statements of Assets and Liabilities as either a receivable or a payable for “Net variation margin on futures contracts”. The Funds have adopted a derivatives risk management program pursuant to Rule 18f-4 under the 1940 Act to assess and manage the Funds’ derivatives risk. Rule 18f-4 limits the amount of derivatives a fund can enter into and replaces the asset segregation framework previously used by the Funds to comply with Section 18 of the 1940 Act.

As of September 30, 2025, there were no open futures contracts in the Funds.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all

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times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The gross securities lending income earned by the Funds from the investment of securities lending cash collateral in a money market fund affiliated with WisdomTree Trust is shown in “Securities lending income, net” and disclosed parenthetically on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives, such as foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g., foreign currency contracts, options and certain swaps). To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. However, in the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

108    WisdomTree Trust

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For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of September 30, 2025, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

Fund	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Asia Defense Fund
Foreign Currency Contracts	$—	$—	$—	$—	$27	$—	$—	$27
China ex-State-Owned Enterprises Fund
Securities Lending	14,861,494	—	(14,861,494)[1]	—	—	—	—	—
Foreign Currency Contract	103	(28)	—	75	28	(28)	—	—
Emerging Markets ex-State-Owned Enterprises Fund
Securities Lending	73,744,402	—	(73,744,402)[1]	—	—	—	—	—
Emerging Markets High Dividend Fund
Securities Lending	229,346,666	—	(229,346,666)[1]	—	—	—	—	—
Foreign Currency Contracts	6,535	(1,342)	—	5,193	3,278	(1,342)	—	1,936
Emerging Markets Multifactor Fund
Securities Lending	137,765	—	(137,765)[1]	—	—	—	—	—
Foreign Currency Contracts	416,823	(193,360)	—	223,463	407,880	(193,360)	—	214,520
Emerging Markets Quality Dividend Growth Fund
Securities Lending	2,040,319	—	(2,040,319)[1]	—	—	—	—	—
Foreign Currency Contracts	28	—	—	28	28	—	—	28
Emerging Markets SmallCap Dividend Fund
Securities Lending	136,937,330	—	(136,937,330)[1]	—	—	—	—	—
Foreign Currency Contracts	0^	—	—	0^	—	—	—	—
GeoAlpha Opportunities Fund
Foreign Currency Contracts	0^	—	—	0^	—	—	—	—
Global ex-U.S. Quality Dividend Growth Fund
Securities Lending	12,521,906	—	(12,521,906)[1]	—	—	—	—	—
Foreign Currency Contracts	278	(1)	—	277	3,186	(1)	—	3,185
Global High Dividend Fund
Securities Lending	4,957,209	—	(4,957,209)[1]	—	—	—	—	—
New Economy Real Estate Fund
Securities Lending	648,306	—	(648,306)[1]	—	—	—	—	—
^ Amount represents less than $1. [1]The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Restricted Securities — Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is indicated with a footnote on each Fund’s Schedule of Investments.

Emerging Markets Investments — Investments in securities listed and traded in emerging markets are subject to additional risks that may not be present for U.S. investments or investments in more developed non-U.S. markets. Such risks may include: (i) greater market volatility; (ii) lower trading volume; (iii) greater social, political and economic uncertainty; (iv) governmental controls on

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foreign investments and limitations on repatriation of invested capital; (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets; and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. The India Earnings Fund has filed an election to treat the Portfolio as a “pass-through” entity for tax purposes.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds. Additionally, the Portfolio is also advised by WTAM and is sub-advised by Mellon. Mellon is compensated by WTAM at no additional cost to the Funds or the Portfolio. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets and, with respect to the India Earnings Fund, based on the average daily net assets of the India Earnings Fund and the Portfolio on a consolidated basis, as shown in the following table:

Fund	Advisory Fee Rate
Asia Defense Fund[1]	0.45%
China ex-State-Owned Enterprises Fund	0.32%
Emerging Markets ex-State-Owned Enterprises Fund	0.32%
Emerging Markets High Dividend Fund	0.63%
Emerging Markets Multifactor Fund	0.48%
Emerging Markets Quality Dividend Growth Fund	0.32%
Emerging Markets SmallCap Dividend Fund	0.58%
GeoAlpha Opportunities Fund[2]	0.58%
Global Defense Fund[1]	0.45%

110    WisdomTree Trust

Notes to Financial Statements (continued)
Fund	Advisory Fee Rate
Global ex-U.S. Quality Dividend Growth Fund	0.42%
Global High Dividend Fund	0.58%
India Earnings Fund (consolidated)	0.83%
New Economy Real Estate Fund	0.58%
[1]Since the commencement of operations on September 12, 2025. [2]Since the commencement of operations on July 8, 2025.

During the period or six months ended September 30, 2025, the WisdomTree Global Defense Fund and India Earnings Fund (consolidated) received a voluntary reimbursement of $886 and $14,613, respectively, from Mellon for investment losses due to an operational error. The voluntary reimbursements are shown in the Statements of Operations in “Net increase from payment by affiliate”.

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal period ended September 30, 2025, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of its advisory fees, that it would otherwise charge, for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (e.g., fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statements of Operations in “Expense waivers”.

As of March 11, 2025 (the “Effective Date”), WTAM has contractually agreed to waive a portion of its advisory fee associated with investments of cash collateral from securities lending in the WisdomTree Government Money Market Digital Fund (the “Digital Money Fund”), a series of WisdomTree Digital Trust, which is managed by WisdomTree Digital Management, Inc., a registered investment adviser and affiliate of WTAM. WTAM has agreed to reduce its advisory fee to be paid by a Fund for that portion of the Fund’s assets invested in the Digital Money Fund by the amount necessary to reduce the net expense ratio of the Digital Money Fund, currently 0.25% of net assets per annum, to an effective rate of 0.09% of net assets per annum. The initial term of this agreement is one year from the Effective Date. Thereafter, the agreement will automatically be renewed for one-year terms unless earlier terminated by the Board of the Trust or WTAM. The dollar amount of contractual fee waivers are included in “Expense waivers — contractual” on the Statements of Operations.

WTAM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the six months ended September 30, 2025, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	At September 30, 2025		For the Six Months Ended September 30, 2025
	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
China ex-State-Owned Enterprises Fund	1	$45	$0^
Emerging Markets ex-State-Owned Enterprises Fund	838	31,794	291
Emerging Markets High Dividend Fund	305	14,027	419
Emerging Markets Quality Dividend Growth Fund	300	8,604	99
Emerging Markets SmallCap Dividend Fund	168	9,593	222
GeoAlpha Opportunties Fund	13,400	421,430	—
Global Defense Fund	25,000	805,250	—
Global ex-U.S. Quality Dividend Growth Fund	1	40	1
India Earnings Fund (consolidated)	216	9,547	—
^ Amount represents less than $1.

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2025, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof to an authorized participant (“AP”). Except when aggregated in creation units (“Creation Unit Aggregations”), shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities (“Deposit Securities”) and/or an amount of cash (“Cash Component”). Creation Unit Aggregations may be created in advance of receipt by a Fund of all or a portion of the

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applicable Deposit Securities from APs. In these circumstances, the initial deposit received from the AP will have a value greater than the NAV of the applicable Fund’s shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash must be deposited by the AP in an amount equal to the sum of (i) the Cash Component, plus (ii) generally between 102% and 110%, as directed by the Trust or WTAM, which the Trust or WTAM may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities. The Fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received from the AP or purchased by the Fund. Amounts due to be returned to an AP as of September 30, 2025, if any, is shown in the Statements of Assets and Liabilities in “Payables: Deposit due to authorized participant”. In certain cases where an AP does not have a basket security readily available or may not transact is such basket security, an AP may request to settle an in-kind creation order with cash in lieu of the basket security. Amounts due from an AP as of September 30, 2025 with respect to such activity, if any, is shown in the Statements of Assets and Liabilities in “Receivables: Deposit due from authorized participant”.

The India Earnings Fund issues and redeems shares on a cash basis only as certain securities markets in which this Fund invest does not permit in-kind transfers of securities.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months or period ended September 30, 2025 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

Fund	Non-U.S. Government Securities		In-kind Capital Share Transactions
	Purchases	Sales	Purchases	Sales
Asia Defense Fund[1]	$9,097,559	$159,284	$1,205,599	$—
China ex-State-Owned Enterprises Fund	25,689,816	23,827,041	179,757	4,527,420
Emerging Markets ex-State-Owned Enterprises Fund	62,347,573	35,012,860	4,888,380	—
Emerging Markets High Dividend Fund	196,225,930	49,321,299	23,274,208	—
Emerging Markets Multifactor Fund	68,113,628	46,510,751	6,381,411	—
Emerging Markets Quality Dividend Growth Fund	2,224,752	17,541,516	—	3,947,299
Emerging Markets SmallCap Dividend Fund	58,934,223	172,331,857	—	50,080,740
GeoAlpha Opportunities Fund[2]	968,837	218,096	—	—
Global Defense Fund[1]	954,051	10,027	1,350,768	—
Global ex-U.S. Quality Dividend Growth Fund	9,630,343	22,704,223	—	34,655,573
Global High Dividend Fund	2,963,386	3,116,592	—	2,657,625
India Earnings Fund (consolidated)	192,014,872	493,125,060	—	—
New Economy Real Estate Fund	7,504,473	7,489,416	—	3,791,947
[1]For the period September 12, 2025 (commencement of operations) through September 30, 2025. [2]For the period July 8, 2025 (commencement of operations) through September 30, 2025.

6. FEDERAL INCOME TAXES

At September 30, 2025, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

Fund	Investments in Long Securities				Investments in Financial Derivatives[1]			Total Net Unrealized Appreciation/ (Depreciation)
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Asia Defense Fund	$10,142,103	$240,814	$(266,344)	$(25,530)	$—	$(27)	$(27)	$(25,557)
China ex-State-Owned Enterprises Fund	445,659,628	190,620,559	(77,653,600)	112,966,959	103	(28)	75	112,967,034
Emerging Markets ex-State-Owned Enterprises Fund	1,531,561,940	915,215,126	(296,310,625)	618,904,501	—	—	—	618,904,501
Emerging Markets High Dividend Fund	3,120,332,864	813,004,193	(513,705,810)	299,298,383	6,535	(3,278)	3,257	299,301,640
Emerging Markets Multifactor Fund	108,824,189	21,062,414	(2,668,811)	18,393,603	87,890	(55,360)	32,530	18,426,133
Emerging Markets Quality Dividend Growth Fund	100,582,641	43,742,792	(9,203,581)	34,539,211	28	(28)	—	34,539,211
112    WisdomTree Trust

Notes to Financial Statements (continued)
Fund	Investments in Long Securities				Investments in Financial Derivatives[1]			Total Net Unrealized Appreciation/ (Depreciation)
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Markets SmallCap Dividend Fund	$1,341,765,885	$621,579,132	$(210,458,522)	$411,120,610	$0^	$—	$0^	$411,120,610
GeoAlpha Opportunities Fund	740,936	56,286	(12,195)	44,091	0^	—	0^	44,091
Global Defense Fund	2,296,070	128,428	(9,220)	119,208	—	—	—	119,208
Global ex-U.S. Quality Dividend Growth Fund	441,678,887	120,731,571	(60,518,376)	60,213,195	278	(3,186)	(2,908)	60,210,287
Global High Dividend Fund	100,796,783	28,028,130	(5,051,930)	22,976,200	—	—	—	22,976,200
India Earnings Fund	2,025,466,512	877,060,712	(50,559,603)	826,501,109	—	—	—	826,501,109
New Economy Real Estate Fund	15,889,512	2,299,517	(3,302,749)	(1,003,232)	—	—	—	(1,003,232)

^     Amount represents less than $1.

[1]Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of and during the fiscal period ended September 30, 2025, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended September 30, 2025, remains subject to examination by taxing authorities. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended September 30, 2025, remains subject to examination by taxing authorities. Specific to foreign countries in which the Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), certain Funds have filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected as “Other income” in the Statements of Operations and the cost to file these additional ECJ tax reclaims is reflected as “Other fees” in the Statements of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, ECJ tax reclaims received by the Funds, if any, reduce the amounts of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and a Fund previously passed foreign tax credits on to its shareholders, a Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund’s shareholders. During the fiscal period ended September 30, 2025, the ECJ tax reclaims received by the Funds, if any, did not exceed the foreign withholding taxes of the respective Funds.

7. OPERATING SEGMENTS

Each Fund in the Trust operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each Fund, as prescribed in the Trust’s prospectus. The accounting policies are the same as those described in Note 2 — Significant Accounting Policies. The Chief Operating Decision Maker (“CODM”) is the President of the Trust. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund’s single segment, is consistent with that presented with each Fund’s financial statements.

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8. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”) which enhance income tax disclosures, including amendments that require greater disaggregation of disclosures related to income taxes paid by jurisdiction. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of the ASU 2023-09 on the Trust’s financial statements.

9. SUBSEQUENT EVENTS

Effective October 23, 2025, the WisdomTree Global ex-U.S. Quality Dividend Growth Fund was renamed the WisdomTree Global ex-U.S. Quality Growth Fund.

10. ADDITIONAL INFORMATION

The value of a Fund’s investments may be adversely affected by recent and current events occurring outside of the United States, including those affecting foreign markets (including extreme volatility, depressed valuations, and decreased liquidity), significant geopolitical events (including armed conflicts, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies (including pandemics such as the COVID-19 pandemic), among other events. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, and related sanctions and trading restrictions have caused significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. Similarly, the policy agenda of the new U.S. administration has introduced heightened risks, including economic policy and market risks with the imposition of significant tariffs and other trade-related initiatives that have disrupted, and could continue to disrupt, markets globally. Trade disputes and retaliatory actions, such as embargoes and other trade limitations, may reduce the profitability of companies in which the Funds invest, lead to a significant reduction in international trade, and adversely affect the growth of the global economy. Trade disputes may also increase currency exchange rate volatility, which can adversely affect the prices of certain of Fund investments and the ability of certain Funds to hedge their currency risk, and negatively affect investor confidence in the markets generally and investment growth and could contribute to volatility or overall declines in the U.S. and global investment markets. While the aggregate effect of these policies is unknown, initially they appear to be escalating tensions between the United States and certain subject countries, as well as globally, and increasing volatility in the markets generally. The extent and duration of these conflicts, policy initiatives, and tensions are impossible to predict, and they could continue to result in significant market disruptions, including with respect to certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These conflicts, policy initiatives, and tensions could adversely affect the value of certain Fund investments, as well as a Fund’s performance and liquidity, even if the Fund does not have direct investment exposure to a country involved in a particular conflict or industry directly affected by trade restrictions.

114    WisdomTree Trust

Additional Information (unaudited)

Item 8 of Form N-CSRS: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9 of Form N-CSRS: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10 of Form N-CSRS: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Name of Trustee	Board Compensation
Interest Trustee
Jonathan Steinberg	$ —
Independent Trustees
David G. Chrencik	207,384
Joel Goldberg	216,810
Melinda Raso Kirstein	207,384
Phillip Goff	188,531
Toni Massaro	197,957
Victor Ugolyn	282,796

Item 11 of Form N-CSRS: Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Consideration of the Approval and Renewal of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 25-26, 2025 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the investment advisory agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its applicable series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), and (ii) the sub-advisory agreement between WTAM and Mellon Investments Corporation (“Mellon” or the “Sub-Adviser”), pursuant to which the Sub-Adviser coordinates the investment and reinvestment of the assets of the applicable Funds (“Sub-Advisory Agreement” and, together with the Advisory Agreements, the “Agreements”).

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 12, 2025, representatives from WTAM presented detailed information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the approval and renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also discussed the role of WisdomTree, Inc. (“WT”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WT indexes are unique, based on WT’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WT’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WT indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to each Fund’s investment strategy and

WisdomTree Trust    115

Additional Information (unaudited) (continued)

restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of the Sub-Adviser’s performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Adviser under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Adviser under the Advisory Agreements and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the approval and renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2025, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes includes all funds in the investment classification/category with a similar load type as the subject Fund. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured, and sought explanations from WTAM to help explain the variations of returns.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were relatively close to the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed materially from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Adviser in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Adviser and WTAM. The Board also noted that the Sub-Adviser’s fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the role of the Sub-Adviser in making investment recommendations with respect to a Fund that is model-based, with oversight by WTAM in seeking to ensure consistency with such quantitative models. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with the Funds’ unitary fee structure, which frequently includes minimum fees (such as those to a Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the Sub-Adviser and the Fund’s total expenses supported the Board’s approval and renewal of the relevant Agreements.

Additional Information (unaudited) (continued)

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Adviser, including the nature, extent and quality of such services and whether these fees were paid directly other than for investment advisory services, such as to pay for distribution, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained or that the historic patterns of asset growth or decline would be predictably repeated. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval to renew the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of the Funds and the services provided to the Funds by WTAM and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

Additional Information (unaudited) (continued)

Consideration of the Approval of Investment Advisory and Sub-Advisory Agreements

WisdomTree Asia Defense Fund, WisdomTree Global Defense Fund (together the “Defense Funds”) and
WisdomTree GeoAlpha Opportunities Fund (the “GeoAlpha Opportunities Fund)
and collectively (the “Funds”)

At a meeting of the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”) held on June 10-11, 2025, the Trustees (the “Trustees”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide the Funds with investment advisory services, and the Sub-Advisory Agreement (together with the Advisory Agreements, the “Agreements”), pursuant to which Mellon Investments Corporation (“Mellon”) will coordinate the investment and reinvestment of the assets of the Funds.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The Trustees noted that representatives from WTAM presented preliminary information concerning the proposed investment objectives, principal strategies, and associated risks of the Defense Funds to the Trust’s Investment Committee — composed of Independent Trustees — at meetings held on April 15, 2024, and March 3, 2025, in connection with the GeoAlpha Opportunities Fund. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. It was noted that each Fund would be passively managed. The Board noted WTAM’s belief that shareholders will invest in the Funds on the strength of WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds. The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to the Funds’ investment strategy and restrictions, monitoring of the Sub- Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Adviser under the Advisory Agreement and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the Agreements.

Comparative Analysis of the Funds’ Performance, Advisory Fees and Fund Expenses. As the Funds have not yet commenced operations, the Board was not able to review the Funds’ performance. The Board discussed with WTAM representatives, the portfolio management team and the investment strategies to be employed in the management of the Funds’ assets. The Board noted the reputation and experience of WTAM and the Sub-Adviser.

The Board considered the fees to be paid to WTAM by the Funds. The Board examined the fee to be paid by each Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board also considered the fee to be paid to the Sub-Advisers in relation to the fee to be paid to WTAM by the Funds and the respective services to be provided by the Sub-Adviser and WTAM. The Board also noted the Sub-Adviser’s fees will be paid by WTAM (out of its fee paid by each Fund) and not by the Funds. The Board considered the meaningful differences in the services that WTAM will provide to the Funds as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to the Funds tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with each Fund’s unitary fee structure, which includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of each Fund grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser supported the Board’s approval of the Agreements.

Additional Information (unaudited) (concluded)

Analysis of Profitability and Economies of Scale. As the Funds have not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-advisers, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Funds had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the Funds, the Board would seek to have those economies of scale shared with each Fund in connection with future renewals.

*    *    *    *    *    *

In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of other funds advised by WTAM and the Sub-Adviser. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions.

As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Dividends are not guaranteed, and a company currently paying dividends may cease paying dividends at any time. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by authorized participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers and Others of Open-End Management Investment Companies is included under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Consideration of the Approval and Renewal of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 25-26, 2025 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the investment advisory agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its applicable series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), and (ii) the sub-advisory agreement between WTAM and Mellon Investments Corporation (“Mellon” or the “Sub-Adviser”), pursuant to which the Sub-Adviser coordinates the investment and reinvestment of the assets of the applicable Funds (“Sub-Advisory Agreement” and, together with the Advisory Agreements, the “Agreements”).

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 12, 2025, representatives from WTAM presented detailed information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the approval and renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also discussed the role of WisdomTree, Inc. (“WT”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WT indexes are unique, based on WT’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WT’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WT indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of the Sub-Adviser’s performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Adviser under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Adviser under the Advisory Agreements and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board's approval of the approval and renewal of the Agreements.

Comparative Analysis of the Funds' Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2025, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes includes all funds in the investment classification/category with a similar load type as the subject Fund. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured, and sought explanations from WTAM to help explain the variations of returns.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were relatively close to the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed materially from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Adviser in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Adviser and WTAM. The Board also noted that the Sub-Adviser’s fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the role of the Sub-Adviser in making investment recommendations with respect to a Fund that is model-based, with oversight by WTAM in seeking to ensure consistency with such quantitative models. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with the Funds’ unitary fee structure, which frequently includes minimum fees (such as those to a Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the Sub-Adviser and the Fund’s total expenses supported the Board’s approval and renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Adviser, including the nature, extent and quality of such services and whether these fees were paid directly other than for investment advisory services, such as to pay for distribution, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained or that the historic patterns of asset growth or decline would be predictably repeated. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*  *  *  *  *  *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval to renew the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of the Funds and the services provided to the Funds by WTAM and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

Consideration of the Approval of Investment Advisory and Sub-Advisory Agreements

WisdomTree Asia Defense Fund, WisdomTree Global Defense Fund (together the “Defense Funds”) and WisdomTree GeoAlpha Opportunities Fund (the “GeoAlpha Opportunities Fund)

and collectively (the “Funds”)

At a meeting of the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”) held on June 10-11, 2025, the Trustees (the “Trustees”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide the Funds with investment advisory services, and the Sub-Advisory Agreement (together with the Advisory Agreements, the “Agreements”), pursuant to which Mellon Investments Corporation (“Mellon”) will coordinate the investment and reinvestment of the assets of the Funds.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The Trustees noted that representatives from WTAM presented preliminary information concerning the proposed investment objectives, principal strategies, and associated risks of the Defense Funds to the Trust’s Investment Committee—composed of Independent Trustees—at meetings held on April 15, 2024, and March 3, 2025, in connection with the GeoAlpha Opportunities Fund. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. It was noted that each Fund would be passively managed. The Board noted WTAM’s belief that shareholders will invest in the Funds on the strength of WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds. The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to the Funds’ investment strategy and restrictions, monitoring of the Sub- Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Adviser under the Advisory Agreement and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the Agreements.

Comparative Analysis of the Funds’ Performance, Advisory Fees and Fund Expenses. As the Funds have not yet commenced operations, the Board was not able to review the Funds’ performance. The Board discussed with WTAM representatives, the portfolio management team and the investment strategies to be employed in the management of the Funds’ assets. The Board noted the reputation and experience of WTAM and the Sub-Adviser.

The Board considered the fees to be paid to WTAM by the Funds. The Board examined the fee to be paid by each Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board also considered the fee to be paid to the Sub-Advisers in relation to the fee to be paid to WTAM by the Funds and the respective services to be provided by the Sub-Adviser and WTAM. The Board also noted the Sub-Adviser’s fees will be paid by WTAM (out of its fee paid by each Fund) and not by the Funds. The Board considered the meaningful differences in the services that WTAM will provide to the Funds as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to the Funds tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with each Fund’s unitary fee structure, which includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of each Fund grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser supported the Board’s approval of the Agreements.

Analysis of Profitability and Economies of Scale. As the Funds have not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-advisers, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Funds had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the Funds, the Board would seek to have those economies of scale shared with each Fund in connection with future renewals.

*  *  *  *  *  *

In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of other funds advised by WTAM and the Sub-Adviser. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by the Shareholder Reports that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)
Date: December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)
Date: December 5, 2025

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: December 5, 2025